UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

David S. Royal, Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-4249
Date of fiscal year end: October 31
Date of reporting period: July 31, 2006

Item 1. Schedule of Investments

Aggressive Allocation Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares		Value	Percentage

Equity Funds (90.9%)
945,871	Thrivent Partner Small Cap Growth Fund	$10,262,703	6.2%
721,350	Thrivent Partner Small Cap Value Fund	10,942,881	6.6
619,089	Thrivent Small Cap Stock Fund	11,465,533	6.9
444,614	Thrivent Mid Cap Growth Fund	7,056,029	4.2
691,683	Thrivent Partner Mid Cap Value Fund	7,656,928	4.6
454,527	Thrivent Mid Cap Stock Fund	8,258,759	5.0
3,082,634	Thrivent Partner International Stock Fund	38,101,350	22.8
6,111,290	Thrivent Large Cap Growth Fund	31,717,593	19.0
778,353	Thrivent Large Cap Value Fund	12,406,945	7.4
503,053	Thrivent Large Cap Stock Fund	13,572,372	8.1
19,808	Thrivent Real Estate Securities Fund	237,894	0.1

	Total Equity Funds
	(cost $151,655,240)	151,678,987

Debt Funds (7.0%)
1,006,339	Thrivent High Yield Fund	5,011,568	3.0
394,215	Thrivent Income Fund	3,315,351	2.0
271,949	Thrivent Limited Maturity Bond Fund	3,404,801	2.0

	Total Debt Funds
	(cost $11,856,892)	11,731,720

Short-Term Investments (2.1%)
3,412,176	Thrivent Money Market Fund	3,412,176	2.1

	Total Short-Term Investments
	(cost $3,412,176)	3,412,176

	Total Investments
	(cost $166,924,308) 100.0%	$166,822,883

	Other Assets and Liabilities,
	Net (0.0%)	9,304

	Total Net Assets 100.0%	$166,832,187

(a) Investments are in Institutional Class Shares and the categories of investments are shown as a percentage of total net assets.

(b) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$2,880,672
Gross unrealized depreciation	(2,982,097)

Net unrealized appreciation (depreciation)	$(101,425)
Cost for federal income tax purposes	$166,924,308

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1

Moderately Aggressive Allocation Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares		Value	Percentage

Equity Funds (77.8%)
1,088,281	Thrivent Partner Small Cap Growth Fund	$11,807,854	3.3%
828,746	Thrivent Partner Small Cap Value Fund	12,572,076	3.5
750,794	Thrivent Small Cap Stock Fund	13,904,703	3.9
629,677	Thrivent Mid Cap Growth Fund	9,992,979	2.8
978,035	Thrivent Partner Mid Cap Value Fund	10,826,853	3.1
765,514	Thrivent Mid Cap Stock Fund	13,909,397	3.9
4,468,794	Thrivent Partner International Stock Fund	55,234,292	15.5
9,738,656	Thrivent Large Cap Growth Fund	50,543,623	14.2
2,766,743	Thrivent Large Cap Value Fund	44,101,887	12.4
1,704,699	Thrivent Large Cap Stock Fund	45,992,792	12.9
668,243	Thrivent Real Estate Securities Fund	8,025,602	2.3

	Total Equity Funds
	(cost $274,795,092)	276,912,058

Debt Funds (19.2%)
4,386,736	Thrivent High Yield Fund	21,845,943	6.2
3,343,167	Thrivent Income Fund	28,116,036	7.9
1,455,152	Thrivent Limited Maturity Bond Fund	18,218,500	5.1

	Total Debt Funds
	(cost $68,722,425)	68,180,479

Short-Term Investments (3.0%)
10,817,548	Thrivent Money Market Fund	10,817,548	3.0

	Total Short-Term Investments
	(cost $10,817,548)	10,817,548

	Total Investments
	(cost $354,335,065) 100.0%	$355,910,085

	Other Assets and Liabilities,
	Net (0.0%)	26,641

	Total Net Assets 100.0%	$355,936,726

(a) Investments are in Institutional Class Shares and the categories of investments are shown as a percentage of total net assets.

(b) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$6,036,550
Gross unrealized depreciation	(4,461,530)

Net unrealized appreciation (depreciation)	$1,575,020
Cost for federal income tax purposes	$354,335,065

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

2

Moderate Allocation Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares		Value	Percentage

Equity Funds (60.9%)
1,323,998	Thrivent Small Cap Stock Fund	$24,520,439	6.8%
1,157,346	Thrivent Mid Cap Stock Fund	21,028,984	5.9
3,295,273	Thrivent Partner International Stock Fund	40,729,569	11.4
8,481,564	Thrivent Large Cap Growth Fund	44,019,317	12.3
2,089,645	Thrivent Large Cap Value Fund	33,308,938	9.3
1,580,151	Thrivent Large Cap Stock Fund	42,632,470	11.9
998,228	Thrivent Real Estate Securities Fund	11,988,718	3.3

	Total Equity Funds
	(cost $215,736,782)	218,228,435

Debt Funds (32.1%)
4,391,237	Thrivent High Yield Fund	21,868,363	6.1
5,906,633	Thrivent Income Fund	49,674,781	13.9
3,464,356	Thrivent Limited Maturity Bond Fund	43,373,733	12.1

	Total Debt Funds
	(cost $115,789,215)	114,916,877

Short-Term Investments (7.0%)
25,202,327	Thrivent Money Market Fund	25,202,327	7.0

	Total Short-Term Investments
	(cost $25,202,327)	25,202,327

	Total Investments
	(cost $356,728,324) 100.0%	$358,347,639

	Other Assets and Liabilities,
	Net (0.0%)	(970)

	Total Net Assets 100.0%	$358,346,669

(a) Investments are in Institutional Class Shares and the categories of investments are shown as a percentage of total net assets.

(b) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$5,368,853
Gross unrealized depreciation	(3,749,538)

Net unrealized appreciation (depreciation)	$1,619,315
Cost for federal income tax purposes	$356,728,324

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

3

Moderately Conservative Allocation Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares		Value	Percentage

Equity Funds (42.8%)
271,342	Thrivent Small Cap Stock Fund	$5,025,255	3.9%
274,613	Thrivent Mid Cap Stock Fund	4,989,721	3.9
750,236	Thrivent Partner International Stock Fund	9,272,911	7.2
2,326,010	Thrivent Large Cap Growth Fund	12,071,990	9.4
579,091	Thrivent Large Cap Value Fund	9,230,708	7.2
376,115	Thrivent Large Cap Stock Fund	10,147,575	7.9
350,705	Thrivent Real Estate Securities Fund	4,211,962	3.3

	Total Equity Funds
	(cost $54,102,234)	54,950,122

Debt Funds (47.1%)
1,284,002	Thrivent High Yield Fund	6,394,330	5.0
1,976,002	Thrivent Income Fund	16,618,181	13.0
2,971,617	Thrivent Limited Maturity Bond Fund	37,204,650	29.1

	Total Debt Funds
	(cost $60,616,072)	60,217,161

Short-Term Investments (10.1%)
12,869,336	Thrivent Money Market Fund	12,869,336	10.1

	Total Short-Term Investments
	(cost $12,869,336)	12,869,336

	Total Investments
	(cost $127,587,642) 100.0%	$128,036,619

	Other Assets and Liabilities,
	Net (0.0%)	(3,814)

	Total Net Assets 100.0%	$128,032,805

(a)Investments are in Institutional Class Shares and the categories of investments are shown as a percentage of total net assets.

(b) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$1,531,176
Gross unrealized depreciation	(1,082,199)

Net unrealized appreciation (depreciation)	$448,977
Cost for federal income tax purposes	$127,587,642

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

4

Technology Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (103.6%)	Value	Shares	Common Stock (103.6%)	Value

Consumer Discretionary (3.9%)			1,300	IMS Health, Inc.	$35,672
1,800	Best Buy Company, Inc.	$81,612	5,700	Keryx BioPharmaceuticals, Inc.(b)	65,550
1,100	Children’s Place Retail Stores, Inc.(b)	61,402	500	McKesson Corporation	25,195
1,800	E.W. Scripps Company	76,914	600	Medco Health Solutions, Inc.(b)	35,598
1,900	Harley-Davidson, Inc.	108,300	3,700	Medtronic, Inc.	186,924
1,800	Home Depot, Inc.	62,478	400	Millipore Corporation(b)	25,060
1,200	Kohl’s Corporation(b)	67,956	17,800	NeoPharm, Inc.(b)	80,990
2,000	McDonald’s Corporation	70,780	1,600	Novartis AG ADR	89,952
1,800	Red Robin Gourmet Burgers, Inc.(b)	69,930	7,800	NuVasive, Inc.(b)	136,422
1,900	Scientific Games Corporation(b)	64,543	600	Quest Diagnostics, Inc.	36,072
6,399	Shuffle Master, Inc.(b,c)	186,531	3,800	St. Jude Medical, Inc.(b,c)	140,220
3,000	Staples, Inc.	64,860	300	UnitedHealth Group, Inc.	14,349
1,500	Starwood Hotels & Resorts		4,700	Vertex Pharmaceuticals, Inc.(b)	157,544
	Worldwide, Inc.	78,870	200	WellPoint, Inc.(b)	14,900

1,200	Station Casinos, Inc.	65,832		Total Health Care	2,408,023

1,500	Target Corporation	68,880
5,000	Viacom, Inc.(b)	174,250	Industrials (4.0%)
11,000	Walt Disney Company(c)	326,590	4,600	AirTran Holdings, Inc.(b)	57,684

	Total Consumer		2,500	American Commercial Lines, Inc.(b)	137,375
	Discretionary	1,629,728	1,800	American Reprographics Company(b)	57,564

			1,000	Burlington Northern
Consumer Staples (0.3%)				Santa Fe Corporation	68,910
2,200	CVS Corporation	71,984	1,100	Emerson Electric Company	86,812
1,500	Wal-Mart Stores, Inc.	66,750	2,000	GATX Corporation	78,380

	Total Consumer Staples	138,734	2,900	Gol Linhas Aereas Inteligentes

				SA ADR	92,858
Health Care (5.8%)			2,800	Hub Group, Inc.(b)	63,224
1,200	Advanced Medical Optics, Inc.(b)	59,100	3,400	Interline Brands, Inc.(b)	74,120
1,100	Aetna, Inc.	34,639	2,600	Kirby Corporation(b)	83,486
800	AmerisourceBergen Corporation	34,400	3,300	Korn/Ferry International(b)	61,281
2,800	Amgen, Inc.(b)	195,272	4,800	Labor Ready, Inc.(b)	78,288
4,700	Aspect Medical Systems, Inc.(b)	68,855	3,800	Laidlaw International, Inc.	100,700
600	Caremark Rx, Inc.	31,680	2,700	Landstar System, Inc.	115,263
400	CIGNA Corporation	36,500	1,400	MSC Industrial Direct
2,200	Conor Medsystems, Inc.(b)	60,940		Company, Inc.	57,722
500	Covance, Inc.(b)	31,880	1,700	Norfolk Southern Corporation	73,814
4,000	Cubist Pharmaceuticals, Inc.(b)	91,680	1,500	Oshkosh Truck Corporation	64,320
2,500	Cytyc Corporation(b)	61,500	900	Rockwell Automation, Inc.	55,782
6,400	Dexcom, Inc.(b)	76,096	1,200	Rockwell Collins, Inc.	64,044
500	Express Scripts, Inc.(b)	38,515	1,600	Roper Industries, Inc.	72,320
2,000	Fisher Scientific		1,600	URS Corporation(b)	63,360
	International, Inc.(b)	148,220	1,900	Waste Management, Inc.	65,322

2,600	Forest Laboratories, Inc.(b)	120,406		Total Industrials	1,672,629

2,400	Genentech, Inc.(b,c)	193,968
1,300	Gilead Sciences, Inc.(b)	79,924

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

5

Technology Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (103.6%)	Value	Shares	Common Stock (103.6%)	Value

Information Technology (85.6%)			111,100	Oracle Corporation(b)	$1,663,167
33,100	Accenture, Ltd.(c)	$968,506	32,400	QUALCOMM, Inc.	1,142,424
42,736	Adobe Systems, Inc.(b)	1,218,403	14,300	Sierra Wireless, Inc.(b)	177,034
14,900	Agilent Technologies, Inc.(b,c)	423,756	20,600	Symbol Technologies, Inc.	227,630
47,700	Alcatel SA ADR(b,c)	538,056	1	Taiwan Semiconductor
31,000	Analog Devices, Inc.	1,002,230		Manufacturing Company,
35,400	Apple Computer, Inc.(b)	2,405,784		Ltd. ADR(c)	4
75,700	Applied Materials, Inc.(c)	1,191,518	16,800	Tellabs, Inc.(b)	157,920
26,200	Autodesk, Inc.(b)	893,682	64,900	Texas Instruments, Inc.(c)	1,932,722
31,400	Avaya, Inc.(b,c)	290,764	121,500	TIBCO Software, Inc.(b,c)	967,140
16,400	Avocent Corporation(b,c)	419,512	48,900	Yahoo!, Inc.(b)	1,327,146

115,100	BEA Systems, Inc.(b,c)	1,351,274		Total Information
107,400	Cisco Systems, Inc.(b)	1,917,090		Technology	35,752,287

28,000	Citrix Systems, Inc.(b)	889,560
28,900	ECI Telecom, Ltd.(b)	193,630	Telecommunications Services (4.0%)
135,000	EMC Corporation(b)	1,370,250	8,100	America Movil SA de CV ADR	289,818
10,000	First Data Corporation	408,500	22,700	AT&T, Inc.	680,773
6,900	FLIR Systems, Inc.(b)	165,669	22,614	Sprint Nextel Corporation	447,757
34,607	Freescale Semiconductor, Inc.(b)	986,992	19,700	Windstream Corporation	246,841

5,600	Google, Inc.(b)	2,164,960		Total Telecommunications
46,800	Hyperion Solutions Corporation(b,c)	1,458,288		Services	1,665,189

70,000	Integrated Device

	Technology, Inc.(b,c)	1,082,900		Total Common Stock
93,500	Intel Corporation	1,683,000		(cost $47,851,272)	43,266,590

18,200	International Business
	Machines Corporation	1,408,862
43,200	Motorola, Inc.	983,232
39,200	Network Appliance, Inc.(b,c)	1,163,848
47,200	Nokia Oyj ADR	936,920
98,600	Novell, Inc.(b,c)	639,914

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

6

Technology Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.9%)	Rate(d)	Date	Value

10,374,599	Thrivent Financial Securities Lending Trust	5.330%	N/A	$10,374,599

	Total Collateral Held for Securities Loaned
	(cost $10,374,599)			10,374,599

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (8.3%)	Rate(d)	Date	Value

$2,020,000	Falcon Asset Securitization Corporation	5.320%	8/1/2006	$2,020,000
1,459,272	Thrivent Money Market Fund	5.020	N/A	1,459,272

	Total Short-Term Investments (at amortized cost)			3,479,272

	Total Investments (cost $61,705,143) 136.8%			$57,120,461

	Other Assets and Liabilities, Net (36.8%)			(15,356,274)

	Total Net Assets 100.0%			$41,764,187

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$1,367,286
Gross unrealized depreciation	(5,951,968)

Net unrealized appreciation (depreciation)	($4,584,682)
Cost for federal income tax purposes	$61,705,143

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

7

Partner Small Cap Growth Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (96.6%)	Value	Shares	Common Stock (96.6%)	Value

Consumer Discretionary (9.3%)			Financials (8.8%)
13,310	Casual Male Retail Group, Inc.(b,c)	$148,406	3,890	Argonaut Group, Inc.(b,c)	$113,432
3,320	Crocs, Inc.(b,c)	91,864	4,650	Boston Private Financial
1,940	Ctrip.com International, Ltd. ADR(c)	98,193		Holdings, Inc.(c)	116,854
6,560	Gaiam, Inc.(b,c)	88,494	16,259	Cohen & Steers, Inc.(c)	412,816
3,890	Guess ?, Inc.(b)	165,714	2,340	East West Bancorp, Inc.(c)	94,419
3,060	Gymboree Corporation(b,c)	102,571	12,732	Financial Federal Corporation(c)	342,109
9,860	Iconix Brand Group, Inc.(b,c)	138,040	3,790	Greater Bay Bancorp(c)	108,546
3,780	Isle of Capri Casinos, Inc.(b,c)	89,321	1,240	Greenhill & Company, Inc.(c)	71,870
5,270	Jackson Hewitt Tax Service, Inc.(c)	179,865	5,440	Hanmi Financial Corporation	103,578
3,570	Life Time Fitness, Inc.(b,c)	161,721	20,619	Highland Hospitality Corporation(c)	275,264
7,090	McCormick & Schmick’s		2,310	Investment Technology
	Seafood Restaurants, Inc.(b)	136,908		Group, Inc.(b)	116,332
48,250	Navarre Corporation(b,c)	212,300	1,430	Kilroy Realty Corporation	105,663
1,640	Nutri/System, Inc.(b,c)	86,789	4,160	Penson Worldwide, Inc.(b,c)	70,928
4,490	Pinnacle Entertainment, Inc.(b)	123,161	1,110	PrivateBancorp, Inc.	52,181
10,599	Shuffle Master, Inc.(b,c)	308,961	5,120	Sunstone Hotel Investors, Inc.	145,203
1,570	Strayer Education, Inc.(c)	170,110	20,221	Texas Capital Bancshares, Inc.(b,c)	393,298
9,402	Tractor Supply Company(b)	430,047	3,490	United Community Banks, Inc.	110,075
4,670	Under Armour, Inc.(b)	187,500	7,500	Wintrust Financial Corporation(c)	360,075

5,190	VistaPrint, Ltd.(b,c)	114,803		Total Financials	2,992,643

5,840	WMS Industries, Inc.(b,c)	154,935

	Total Consumer		Health Care (20.4%)
	Discretionary	3,189,703	2,050	Adams Respiratory

				Therapeutics, Inc.(b,c)	91,676
Consumer Staples (1.2%)			37,003	American Medical Systems
3,370	Central Garden & Pet Company(b,c) 133,250			Holdings, Inc.(b,c)	675,305
2,100	Ralcorp Holdings, Inc.(b)	87,528	5,170	AMN Healthcare Services, Inc.(b)	116,118
2,060	United Natural Foods, Inc.(b)	62,088	7,740	Array Biopharma, Inc.(b)	64,706
6,500	Wild Oats Markets, Inc.(b,c)	116,285	23,969	Cambrex Corporation	510,779

	Total Consumer Staples	399,151	2,360	Conor Medsystems, Inc.(b)	65,372

			5,000	Cubist Pharmaceuticals, Inc.(b,c)	114,600
Energy (9.8%)			3,520	Haemonetics Corporation(b)	154,422
1,940	Arena Resources, Inc.(b)	71,780	10,440	HealthExtras, Inc.(b,c)	271,022
4,640	Basic Energy Services, Inc.(b,c)	125,280	2,680	Healthways, Inc.(b,c)	143,970
3,870	Berry Petroleum Company(c)	130,187	3,680	Hologic, Inc.(b,c)	165,269
1,000	Core Laboratories N.V.(b)	73,000	16,492	Illumina, Inc.(b)	630,489
1,320	Crosstex Energy, Inc.(c)	130,297	12,291	Integra LifeSciences
10,999	Dril-Quip, Inc.(b,c)	929,306		Holdings Corporation(b,c)	453,046
4,680	Hornbeck Offshore Services, Inc.(b,c)	162,630	16,800	Inverness Medical
5,244	Hydril Company(b,c)	363,252		Innovations, Inc.(b,c)	499,632
15,386	Oil States International, Inc.(b)	494,814	10,757	Kensey Nash Corporation(b,c)	303,993
8,410	Parallel Petroleum Corporation(b,c)	209,914	5,670	Medicis Pharmaceutical
1,370	Penn Virginia Corporation	93,516		Corporation(c)	156,265
16,056	Superior Energy Services, Inc.(b)	549,918	17,279	Mentor Corporation(c)	768,224

	Total Energy	3,333,894	5,130	Myogen, Inc.(b,c)	158,312

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

8

Partner Small Cap Growth Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (96.6%)	Value	Shares	Common Stock (96.6%)	Value

Health Care — continued			1,530	Watsco, Inc.	$67,810
7,180	Nektar Therapeutics(b,c)	$117,034	6,105	Werner Enterprises, Inc.(c)	109,890
5,820	New River Pharmaceuticals, Inc.(b,c)	142,241	860	WESCO International, Inc.(b,c)	50,095

4,770	Nuvelo, Inc.(b)	81,090		Total Industrials	5,311,477

3,800	PAREXEL International
	Corporation(b)	112,746	Information Technology (28.5%)
19,647	PSS World Medical, Inc.(b,c)	389,993	16,400	24/7 Real Media, Inc.(b,c)	130,052
10,150	Psychiatric Solutions, Inc.(b,c)	319,624	43,000	Aeroflex, Inc.(b)	436,020
2,800	Sunrise Senior Living, Inc.(b)	80,864	12,410	Anadigics, Inc.(b,c)	68,503
380	Ventana Medical Systems, Inc.(b)	17,712	8,640	aQuantive, Inc.(b,c)	177,120
3,390	Wellcare Health Plans, Inc.(b,c)	166,313	15,436	Avocent Corporation(b,c)	394,853
5,490	West Pharmaceutical		5,930	Benchmark Electronics, Inc.(b)	144,277
	Services, Inc.(c)	213,012	7,000	Blackbaud, Inc.	146,020

	Total Health Care	6,983,829	5,390	Blackboard, Inc.(b,c)	152,699

			13,520	Coherent, Inc.(b,c)	433,451
Industrials (15.6%)			6,870	CommScope, Inc.(b,c)	214,550
19,558	A.S.V., Inc.(b,c)	298,455	7,980	Comtech Group, Inc.(b,c)	84,428
12,406	AAR Corporation(b,c)	293,774	4,270	Cymer, Inc.(b,c)	167,042
3,700	Acuity Brands, Inc.	161,801	2,970	Daktronics, Inc.(c)	83,576
3,240	American Commercial		27,183	Digital Insight Corporation(b)	641,519
	Lines, Inc.(b,c)	178,038	4,510	Digital River, Inc.(b)	202,228
4,320	Barnes Group, Inc.(c)	73,483	3,440	Diodes, Inc.(b)	123,462
2,655	Bucyrus International, Inc.	129,325	17,680	EMCORE Corporation(b,c)	124,821
3,890	Cenveo, Inc.(b)	74,416	28,650	Finisar Corporation(b,c)	80,220
10,053	CRA International, Inc.(b,c)	454,496	3,770	FormFactor, Inc.(b,c)	161,620
2,380	Energy Conversion Devices, Inc.(b,c)	80,087	12,982	Global Imaging Systems, Inc.(b,c)	548,879
10,957	Forward Air Corporation	351,610	3,230	Heartland Payment
17,102	Gardner Denver, Inc.(b)	592,584		Systems, Inc.(b,c)	84,142
3,870	General Cable Corporation(b,c)	138,159	10,500	Hyperion Solutions Corporation(b)	327,180
2,760	Granite Construction, Inc.(c)	120,032	10,044	Informatica Corporation(b)	140,315
5,092	ICT Group, Inc.(b,c)	126,791	20,054	Intermec, Inc.(b,c)	489,318
5,897	IDEX Corporation	256,225	3,520	Itron, Inc.(b,c)	163,821
6,570	Kennametal, Inc.	349,852	3,930	J2 Global Communication, Inc.(b,c)	110,040
2,360	Ladish Company, Inc.(b)	80,240	27,868	Jupitermedia Corporation(b,c)	278,959
3,940	Navigant Consulting, Inc.(b,c)	75,175	3,170	MICROS Systems, Inc.(b)	126,800
2,580	Nordson Corporation	117,390	4,630	Microsemi Corporation(b,c)	117,139
4,460	Pacer International, Inc.	133,131	4,210	MoneyGram International, Inc.	129,036
19,285	Shaw Group, Inc.(b,c)	399,007	580	MPS Group, Inc.(b,c)	7,534
4,900	SkyWest, Inc.(c)	118,825	3,060	Nice Systems, Ltd.(b)	80,203
2,660	Valmont Industries, Inc.	135,261	18,660	Nuance Communications, Inc.(b,c)	172,792
2,910	Wabtec Corporation	77,290	17,910	ON Semiconductor Corporation(b,c)	112,654
1,880	Washington Group		11,310	Opsware, Inc.(b,c)	78,604
	International, Inc.(b)	101,520	9,581	Par Technology Corporation(b,c)	78,564
4,460	Waste Connections, Inc.(b)	166,715	4,520	Polycom, Inc.(b)	100,344

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

9

Partner Small Cap Growth Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (96.6%)	Value	Shares	Common Stock (96.6%)	Value

Information Technology — continued			Materials (1.6%)
740	Quality Systems, Inc.	$24,509	3,030	Aleris International, Inc.(b,c)	$124,048
3,790	Rackable Systems, Inc.(b,c)	80,803	7,320	Hercules, Inc.(b)	101,748
7,720	Redback Networks, Inc.(b,c)	119,351	1,700	Oregon Steel Mills, Inc.(b,c)	78,608
7,494	Rogers Corporation(b,c)	427,158	4,410	Pan American Silver Corporation(b,c)	83,614
2,260	Silicon Laboratories, Inc.(b,c)	83,439	3,250	Rockwood Holdings, Inc.(b)	75,205
7,740	Sohu.com, Inc.(b)	163,314	1,820	RTI International Metals, Inc.(b,c)	83,866

6,240	Tessera Technologies, Inc.(b)	196,373		Total Materials	547,089

5,120	THQ, Inc.(b)	116,173
1,710	Transaction Systems		Telecommunications Services (1.4%)
	Architects, Inc.(b)	63,304	8,940	Cogent Communications
8,845	Trimble Navigation, Ltd.(b)	424,825		Group, Inc.(b,c)	80,192
41,776	ValueClick, Inc.(b,c)	601,992	6,840	SBA Communications
5,295	Varian Semiconductor Equipment			Corporation(b)	163,339
	Associates, Inc.(b,c)	167,852	14,700	Time Warner Telecom, Inc.(b,c)	246,225

4,280	WebEx Communications, Inc.(b)	146,718		Total Telecommunications

	Total Information			Services	489,756

	Technology	9,728,596

				Total Common Stock
				(cost $33,477,122)	32,976,138

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.0%)		Rate(d)	Date	Value

8,525,806	Thrivent Financial Securities Lending Trust		5.330%	N/A	$8,525,806

	Total Collateral Held for Securities Loaned
	(cost $8,525,806)				8,525,806

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

10

Partner Small Cap Growth Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.3%)	Rate(d)	Date	Value

$465,000	Federal Home Loan Mortgage Corporation	5.019%	8/1/2006	$465,000
676,018	Thrivent Money Market Fund	5.020	N/A	676,018

	Total Short-Term Investments (at amortized cost)			1,141,018

	Total Investments (cost $43,143,946) 124.9%			$42,642,962

	Other Assets and Liabilities, Net (24.9%)			(8,499,806)

	Total Net Assets 100.0%			$34,143,156

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$1,923,312
Gross unrealized depreciation	(2,424,296)

Net unrealized appreciation (depreciation)	$(500,984)
Cost for federal income tax purposes	$43,143,946

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

11

Partner Small Cap Value Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (95.4%)	Value	Shares	Common Stock (95.4%)	Value

Consumer Discretionary (12.1%)			Financials (20.7%)
54,000	Aaron Rents, Inc.(b)	$1,303,560	28,000	Allied Capital Corporation(b)	$788,200
23,300	Building Materials Holding		14,300	American Capital Strategies, Ltd.(b)	500,500
	Corporation(b)	499,319	20,000	Boston Private Financial
24,500	Cavco Industries, Inc.(c)	802,375		Holdings, Inc.(b)	502,600
26,500	CSS Industries, Inc.	759,225	36,000	Bristol West Holdings, Inc.	522,000
40,000	Cutter & Buck, Inc.	426,400	33,500	East West Bancorp, Inc.	1,351,725
51,000	Dixie Group, Inc.(b,c)	597,720	42,001	First Financial Fund, Inc.(b)	693,010
35,500	Fred’s, Inc.(b)	425,645	43,400	First Republic Bank(b)	1,845,802
44,000	Hancock Fabrics, Inc.(b)	144,320	58,500	Glenborough Realty Trust, Inc.(b)	1,298,700
71,100	Haverty Furniture Companies, Inc.(b)	1,095,651	5,000	iShares Russell 2000 Value(b)	357,700
104,000	IMPCO Technologies, Inc.(b,c)	1,049,360	8,200	Kilroy Realty Corporation(b)	605,898
39,500	Journal Register Company	302,570	22,500	Kite Realty Group Trust	347,175
21,300	Matthews International		24,700	LaSalle Hotel Properties	1,020,357
	Corporation(b)	731,442	2,400	Markel Corporation(b,c)	817,560
16,700	Orient Express Hotels, Ltd.(b)	608,715	18,000	Max Re Capital, Ltd.	405,000
32,100	RARE Hospitality International, Inc.(c)	844,230	25,000	Midland Company(b)	937,500
20,700	Ruby Tuesday, Inc.(b)	454,572	32,000	National Health Realty, Inc.	593,600
41,400	Saga Communications, Inc.(b,c)	314,640	46,500	Net Bank, Inc.(b)	255,750
33,100	Shiloh Industries, Inc.(b,c)	569,982	30,600	Ohio Casualty Corporation	793,152
31,600	Stanley Furniture Company, Inc.(b)	715,424	10,800	Piper Jaffray Companies(c)	552,852
31,600	Steak n Shake Company(b,c)	467,048	8,000	Potlatch Corporation(b)	276,880
76,000	Stein Mart, Inc.	979,640	41,100	ProAssurance Corporation(c)	2,043,081
26,200	WCI Communities, Inc.(b,c)	411,602	28,600	Sandy Spring Bancorp, Inc.(b)	1,027,884
28,800	Winnebago Industries, Inc.(b)	832,608	31,500	Seabright Insurance Holdings(b,c)	409,500

	Total Consumer		35,000	Strategic Hotel Capital, Inc.	698,250
	Discretionary	14,336,048	23,600	SVB Financial Group(b,c)	1,057,752

			67,100	Texas Regional Bancshares, Inc.	2,543,762
Consumer Staples (1.7%)			25,000	Trammell Crow Company(b,c)	861,500
109,000	Alliance One International, Inc.(b)	428,370	27,000	Washington Real Estate
26,500	Casey’s General Stores, Inc.	599,695		Investment Trust(b)	1,001,160
31,000	Nash Finch Company(b)	693,470	7,000	Wintrust Financial Corporation(b)	336,070

14,200	Wild Oats Markets, Inc.(b,c)	254,038		Total Financials	24,444,920

	Total Consumer Staples	1,975,573

			Health Care (5.5%)
Energy (8.5%)			8,600	Analogic Corporation	393,364
15,700	Atwood Oceanics, Inc.(b,c)	736,801	11,700	Arrow International, Inc.	371,241
10,600	Cimarex Energy Company(b)	432,798	45,200	Capital Senior Living
34,400	Forest Oil Corporation(b,c)	1,152,744		Corporation(b,c)	461,492
21,000	Lone Star Technologies, Inc.(c)	989,100	52,500	Diversa Corporation(b,c)	491,400
49,400	Mariner Energy, Inc.(b,c)	889,694	44,700	Myriad Genetics, Inc.(b,c)	1,100,514
43,000	TETRA Technologies, Inc.(c)	1,230,230	17,500	National Healthcare
33,500	Todco	1,276,685		Corporation(b)	808,325
27,000	W-H Energy Services, Inc.(c)	1,485,540	49,000	Owens & Minor, Inc.	1,480,290
40,000	Whiting Petroleum Corporation(c)	1,868,000	22,000	Pharmion Corporation(b,c)	378,840

	Total Energy	10,061,592	27,900	West Pharmaceutical Services, Inc.	1,082,520

				Total Health Care	6,567,986

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

12

Partner Small Cap Value Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (95.4%)	Value	Shares	Common Stock (95.4%)	Value

Industrials (21.8%)			154,000	S1 Corporation(b,c)	$662,200
44,000	Accuride Corporation(b,c)	$484,000	35,000	StarTek, Inc.	465,850

14,700	Ameron International Corporation	828,051		Total Information
38,700	Belden CDT, Inc.(b)	1,255,815		Technology	9,278,521

44,000	C&D Technologies, Inc.(b)	312,400
31,200	Circor International, Inc.	868,920	Materials (11.0%)
34,100	Dollar Thrifty Automotive		33,500	Airgas, Inc.	1,214,375
	Group, Inc.(b,c)	1,526,316	23,200	AptarGroup, Inc.(b)	1,194,800
15,400	EDO Corporation(b)	345,576	36,500	Arch Chemicals, Inc.	1,293,560
45,500	Electro Rent Corporation(c)	674,765	13,800	Carpenter Technology
18,700	ElkCorp(b)	466,378		Corporation(b)	1,357,920
21,300	Franklin Electric Company, Inc.(b)	1,013,241	14,500	Chesapeake Corporation(b)	206,625
36,000	FTI Consulting, Inc.(c)	945,000	8,700	Deltic Timber Corporation(b)	429,606
28,900	G & K Services, Inc.(b)	974,797	17,100	Florida Rock Industries, Inc.(b)	650,826
53,500	Genesee & Wyoming, Inc.(b,c)	1,407,585	48,700	Gibraltar Industries, Inc.	1,345,581
17,500	Genlyte Group, Inc.(c)	1,217,125	27,400	Innospec, Inc.	675,958
63,400	Hub Group, Inc.(c)	1,431,572	34,300	MacDermid, Inc.	927,129
26,200	IDEX Corporation	1,138,390	34,800	Metal Management, Inc.(b)	991,104
45,100	Insituform Technologies, Inc.(b,c)	971,905	9,600	Minerals Technologies, Inc.(b)	485,952
46,200	JLG Industries, Inc.	836,220	50,400	Myers Industries, Inc.	838,656
46,400	Kirby Corporation(c)	1,489,904	66,000	Stillwater Mining Company(b,c)	769,560
49,100	LSI Industries, Inc.(b)	751,721	50,700	Wausau-Mosinee Paper
23,800	Macquarie Infrastructure			Corporation(b)	620,568

	Company Trust(b)	610,470		Total Materials	13,002,220

42,000	McGrath Rentcorp	1,134,840
29,700	Nordson Corporation	1,351,350	Telecommunications Services (0.5%)
56,800	Synagro Technologies, Inc.(b)	225,496	86,400	Premiere Global Services, Inc.(b,c) 633,312

79,200	Vitran Corporation, Inc.(c)	1,636,272		Total Telecommunications
22,700	Waste Connections, Inc.(c)	848,526		Services	633,312

37,300	Woodward Governor Company	1,093,263

	Total Industrials	25,839,898 Utilities (5.8%)

			26,900	Black Hills Corporation(b)	963,827
Information Technology (7.8%)			57,500	Cleco Corporation(b)	1,421,400
22,500	ATMI, Inc.(b,c)	597,825	40,000	El Paso Electric Company(c)	876,800
100,600	Brooks Automation, Inc.(c)	1,135,774	4,100	Otter Tail Power Company(b)	121,606
55,000	Catapult Communications		42,700	Southwest Gas Corporation	1,406,111
	Corporation(b,c)	553,850	32,700	UniSource Energy Corporation	1,090,872
67,000	Entegris, Inc.(b,c)	633,150	34,400	Vectren Corporation	956,664

153,000	Lattice Semiconductor			Total Utilities	6,837,280

	Corporation(b,c)	902,700

9,200	Littelfuse, Inc.(c)	310,776		Total Common Stock
146,000	LookSmart, Ltd.(b,c)	357,700		(cost $96,948,213)	112,977,350

49,000	Methode Electronics, Inc.(b)	392,000
92,800	MPS Group, Inc.(c)	1,205,472
31,000	Progress Software Corporation(c)	701,530
49,300	RSA Security, Inc.(b,c)	1,359,694

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

13

Partner Small Cap Value Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Collateral Held for Securities Loaned (24.9%)	Interest Rate(d)	Maturity Date	Value

29,480,019	Thrivent Financial Securities Lending Trust	5.330%	N/A	$29,480,019

	Total Collateral Held for Securities Loaned
	(cost $29,480,019)			29,480,019

Shares	Short-Term Investments (4.6%)	Interest Rate(d)	Maturity Date	Value

5,400,890	Thrivent Money Market Fund	5.020%	N/A	$5,400,890

	Total Short-Term Investments (at amortized cost)			5,400,890

	Total Investments (cost $131,829,122) 124.9%			$147,858,259

	Other Assets and Liabilities, Net (24.9%)			(29,506,072)

	Total Net Assets 100.0%			$118,352,187

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$22,754,377
Gross unrealized depreciation	(6,725,240)

Net unrealized appreciation (depreciation)	$16,029,137
Cost for federal income tax purposes	$131,829,122

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

14

Small Cap Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (93.5%)	Value	Shares	Common Stock (93.5%)	Value

Consumer Discretionary (10.6%)			Energy (7.0%)
41,200	AnnTaylor Stores Corporation(b,c)	$1,691,672	39,400	Cimarex Energy Company	$1,608,702
39,000	Autoliv, Inc.(c)	2,190,630	62,000	Denbury Resources, Inc.(b)	2,149,540
31,000	Children’s Place Retail		22,900	Dril-Quip, Inc.(b,c)	1,934,821
	Stores, Inc.(b,c)	1,730,420	37,600	Energy Transfer Partners, LP	1,654,400
59,400	Coldwater Creek, Inc.(b,c)	1,183,842	27,000	FMC Technologies, Inc.(b)	1,701,540
43,000	Desarrolladora Homex ADR(b,c)	1,591,000	59,100	Frontier Oil Corporation(c)	2,083,275
50,400	DSW, Inc.(b,c)	1,730,232	150,500	Global Industries, Ltd.(b,c)	2,510,340
42,200	GameStop Corporation(b)	1,755,942	98,900	Key Energy Services, Inc.(b)	1,458,775
62,400	Genesco, Inc.(b,c)	1,689,168	12,100	Lufkin Industries, Inc.(c)	750,321
81,800	Gentex Corporation(c)	1,091,212	53,100	Oil States International,Inc.(b,c)	1,707,696
89,955	Golf Galaxy, Inc.(b,c)	1,215,292	22,700	Overseas Shipholding
169,400	Imax Corporation(b,c)	1,829,520		Group, Inc.(c)	1,461,653
211,300	Interface, Inc.(b)	2,592,651	29,800	Peabody Energy Corporation	1,487,020
59,550	Joseph A. Bank Clothiers, Inc.(b,c)	1,499,469	65,300	Petrohawk Energy Corporation(b,c)	765,316
32,000	Life Time Fitness, Inc.(b)	1,449,600	21,000	Petroleum Development
39,000	Meredith Corporation	1,841,970		Corporation(b)	935,340
45,600	Modine Manufacturing Company	1,074,792	64,700	Pioneer Drilling Company(b,c)	987,969
38,200	Nordstrom, Inc.(c)	1,310,260	60,150	Range Resources Corporation(c)	1,690,816
85,800	Penn National Gaming, Inc.(b,c)	2,837,406	83,200	Superior Energy Services, Inc.(b)	2,849,600
66,425	Pool Corporation(c)	2,585,925	17,300	Tesoro Petroleum Corporation(c)	1,294,040
112,200	Quiksilver, Inc.(b,c)	1,452,990	28,300	Todco(c)	1,078,513
48,900	R.H. Donnelley Corporation(b)	2,553,069	6,100	Ultra Petroleum Corporation(b)	357,216
53,400	Red Robin Gourmet		39,600	Veritas DGC, Inc.(b,c)	2,267,892
	Burgers, Inc.(b,c)	2,074,590	40,800	W-H Energy Services, Inc.(b,c)	2,244,816
90,200	Scientific Games Corporation(b,c)	3,064,094	50,200	World Fuel Services
115,150	Shuffle Master, Inc.(b,c)	3,356,622		Corporation(c)	2,375,464

118,500	Sonic Corporation(b)	2,332,080		Total Energy	37,355,065

55,300	Steiner Leisure, Ltd.(b)	2,221,954
136,900	Texas Roadhouse, Inc.(b,c)	1,481,258	Financials (18.2%)
35,600	Tractor Supply Company(b,c)	1,628,344	42,450	Affiliated Managers Group, Inc.(b,c)	3,886,298
133,200	Wolverine World Wide, Inc.(c)	3,388,608	29,300	Alexandria Real Estate

	Total Consumer			Equities, Inc.	2,766,506
	Discretionary	56,444,612	76,400	Argonaut Group, Inc.(b,c)	2,227,824

			126,600	Ashford Hospitality Trust(c)	1,487,550
Consumer Staples (2.1%)			88,700	Asset Acceptance
150,400	Casey’s General Stores, Inc.	3,403,552		Capital Corporation(b,c)	1,612,566
46,600	Central Garden &		119,300	Assured Guaranty, Ltd.	3,042,150
	Pet Company(b,c)	1,842,564	101,400	BioMed Realty Trust, Inc.	3,022,734
34,500	Dean Foods Company(b)	1,294,785	52,511	BOK Financial Corporation	2,700,641
67,400	Elizabeth Arden, Inc.(b)	1,137,712	164,800	Cardinal Financial Corporation(c)	1,758,416
54,500	Performance Food		38,900	Center Financial Corporation(c)	969,388
	Group Company(b,c)	1,518,915	94,300	Colonial BancGroup, Inc.(c)	2,395,220
74,200	Reddy Ice Holdings, Inc.(c)	1,653,176	57,700	Cullen/Frost Bankers, Inc.(c)	3,388,144

	Total Consumer Staples	10,850,704	60,700	Dollar Financial Corporation(b)	1,218,856

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

15

Small Cap Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (93.5%)	Value	Shares	Common Stock (93.5%)	Value

Financials — continued			187,200	DepoMed, Inc.(b,c)	$861,120
52,500	EastGroup Properties, Inc.(c)	$2,469,075	136,700	Dexcom, Inc.(b,c)	1,625,363
46,100	Endurance Specialty		48,100	Digene Corporation(b,c)	2,030,301
	Holdings, Ltd.	1,399,596	67,400	Exelixis, Inc.(b)	599,860
82,900	Equity Inns, Inc.	1,307,333	43,600	Genesis Healthcare Corporation(b,c)	2,117,652
99,900	FelCor Lodging Trust, Inc.	2,197,800	24,500	Haemonetics Corporation(b)	1,074,815
55,200	First Community Bancorp, Inc.	3,029,376	40,500	Healthways, Inc.(b)	2,175,660
48,900	Greenhill & Company, Inc.(c)	2,834,244	36,700	Henry Schein, Inc.(b,c)	1,739,947
184,650	HCC Insurance Holdings, Inc.	5,629,977	61,600	Integra LifeSciences
47,400	Home Properties, Inc.	2,643,972		Holdings Corporation(b,c)	2,270,576
44,900	iShares Russell Microcap		22,200	Intuitive Surgical, Inc.(b,c)	2,113,440
	Index Fund(c)	2,334,800	30,900	Kyphon, Inc.(b)	1,052,454
61,800	LaSalle Hotel Properties	2,552,958	48,400	LifePoint Hospitals, Inc.(b)	1,630,596
50,384	Mercantile Bank Corporation	2,065,744	174,300	NeoPharm, Inc.(b,c)	793,065
51,900	Mid-America Apartment		75,200	NuVasive, Inc.(b,c)	1,315,248
	Communities, Inc.	2,964,528	40,500	PDL BioPharma, Inc.(b,c)	729,405
135,600	Nexity Financial Corporation(b)	1,756,020	43,100	Pediatrix Medical Group, Inc.(b)	1,827,440
78,300	Philadelphia Consolidated		82,700	Pharmaceutical Product
	Holding Corporation(b,c)	2,652,021		Development, Inc.(c)	3,182,296
54,100	Piper Jaffray Companies(b,c)	2,769,379	162,600	PSS World Medical, Inc.(b,c,e)	3,227,610
100,200	Platinum Underwriters		56,100	Psychiatric Solutions, Inc.(b,c)	1,766,589
	Holdings, Ltd.	2,834,658	71,600	ResMed, Inc.(b,c)	3,322,956
119,500	PowerShares Zacks Micro		225,300	Savient Pharmaceuticals, Inc.(b,c)	1,329,270
	Cap Portfolio	1,891,685	61,000	Sierra Health Services, Inc.(b,c)	2,633,980
59,800	ProAssurance Corporation(b)	2,972,658	28,600	Triad Hospitals, Inc.(b,c)	1,114,542
33,600	Selective Insurance Group, Inc.(c)	1,713,600	36,200	Universal Health Services, Inc.(c)	2,027,200
33,100	SL Green Realty Corporation	3,783,330	53,900	Varian, Inc.(b,c)	2,424,422
47,100	Sovran Self Storage, Inc.	2,433,657	53,300	VCA Antech, Inc.(b)	1,863,901
155,900	Sterling Bancshares, Inc.	3,054,081	49,700	Ventana Medical Systems, Inc.(b,c)	2,316,517
96,900	Strategic Hotel Capital, Inc.(c)	1,933,155	43,500	Vertex Pharmaceuticals, Inc.(b,c)	1,458,120
38,300	Tower Group, Inc.(c)	1,149,766	30,750	Wellcare Health Plans, Inc.(b,c)	1,508,595

111,950	Virginia Commerce			Total Health Care	66,106,136

	Bancorp, Inc.(b,c)	2,625,228
93,777	Washington Federal, Inc.	2,097,791	Industrials (16.9%)
23,400	Westamerica Bancorporation(c)	1,125,774	40,000	American Commercial

	Total Financials	96,698,499		Lines, Inc.(b,c)	2,198,000

			138,000	Baldor Electric Company(c)	4,084,800
Health Care (12.5%)			128,300	Beacon Roofing Supply, Inc.(b,c)	2,346,607
51,200	Advanced Medical Optics, Inc.(b,c)	2,521,600	31,400	Consolidated Graphics, Inc.(b)	1,544,566
31,500	ArthroCare Corporation(b,c)	1,387,260	63,000	DRS Technologies, Inc.(c)	2,916,270
114,300	BioMarin Pharmaceutical, Inc.(b,c)	1,669,923	59,800	ElkCorp(c)	1,491,412
81,300	Conor Medsystems, Inc.(b,c)	2,252,010	113,200	Gardner Denver, Inc.(b)	3,922,380
20,900	Covance, Inc.(b)	1,332,584	76,100	GATX Corporation(c)	2,982,359
65,500	Cubist Pharmaceuticals, Inc.(b,c)	1,501,260	116,500	Genesee & Wyoming, Inc.(b,c)	3,065,115
31,800	Cyberonics, Inc.(b,c)	681,474	67,500	Genlyte Group, Inc.(b)	4,694,625
64,500	Dade Behring Holdings, Inc.	2,627,085	100,600	Hub Group, Inc.(b)	2,271,548

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

16

Small Cap Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (93.5%)	Value	Shares	Common Stock (93.5%)	Value

Industrials — continued			38,700	FileNet Corporation(b)	$1,231,434
96,200	Huron Consulting Group, Inc.(b)	$3,336,216	78,300	FLIR Systems, Inc.(b,c)	1,879,983
68,750	IDEX Corporation	2,987,188	34,900	FormFactor, Inc.(b,c)	1,496,163
139,100	Interline Brands, Inc.(b)	3,032,380	59,400	Global Payments, Inc.	2,526,876
31,100	Jacobs Engineering Group, Inc.(b)	2,580,989	70,300	Hyperion Solutions Corporation(b)	2,190,548
130,600	JB Hunt Transport Services, Inc.(c)	2,686,442	100,200	Informatica Corporation(b,c)	1,399,794
98,600	JetBlue Airways Corporation(b,c)	1,054,034	141,000	Ingram Micro, Inc.(b,c)	2,485,830
94,800	Kirby Corporation(b,c)	3,044,028	140,100	Insight Enterprises, Inc.(b)	2,373,294
133,000	Labor Ready, Inc.(b)	2,169,230	138,400	Integrated Device
76,900	Landstar System, Inc.	3,282,861		Technology, Inc.(b,c)	2,141,048
74,300	McGrath Rentcorp(c)	2,007,586	146,000	Ixia(b,c)	1,353,420
43,200	MSC Industrial Direct		90,700	J2 Global Communication, Inc.(b,c)	2,539,600
	Company, Inc.	1,781,136	60,150	Kronos, Inc.(b,c)	1,744,952
77,600	Oshkosh Truck Corporation	3,327,488	45,200	Macrovision Corporation(b,c)	886,824
110,300	Pacer International, Inc.	3,292,455	37,123	Mercury Computer
61,400	Pall Corporation	1,601,312		Systems, Inc.(b,c)	498,933
39,400	Precision Castparts Corporation(c)	2,350,210	130,800	Micrel, Inc.(b,c)	1,396,944
84,400	Roper Industries, Inc.(c)	3,814,880	39,000	Microsemi Corporation(b,c)	986,700
101,600	SkyWest, Inc.(c)	2,463,800	60,900	MoneyGram International, Inc.	1,866,585
119,850	Standard Parking Corporation(b,c)	3,746,511	169,300	MPS Group, Inc.(b)	2,199,207
113,900	URS Corporation(b)	4,510,440	104,340	Parametric Technology
70,050	Waste Connections, Inc.(b)	2,618,469		Corporation(b,c)	1,613,096
80,100	Watson Wyatt Worldwide, Inc.	2,640,096	88,100	Photronics, Inc.(b)	1,230,757

	Total Industrials	89,845,433	114,700	Polycom, Inc.(b)	2,546,340

			171,200	Powerwave Technologies, Inc.(b,c)	1,359,328
Information Technology (17.1%)			57,600	Progress Software Corporation(b)	1,303,488
40,400	ADTRAN, Inc.	883,548	121,000	QLogic Corporation(b)	2,116,290
75,600	Avocent Corporation(b,c)	1,933,848	154,400	Sapient Corporation(b,c)	741,120
151,700	Axcelis Technologies, Inc.(b,c)	838,901	94,900	ScanSource, Inc.(b,c)	2,823,275
126,800	BEA Systems, Inc.(b)	1,488,632	98,200	Sierra Wireless, Inc.(b,c)	1,215,716
132,900	Benchmark Electronics, Inc.(b,c)	3,233,457	90,500	Silicon Image, Inc.(b)	957,490
156,900	Brocade Communications(b,c)	982,194	279,500	STATS ChipPAC, Ltd.(b,c)	1,579,175
70,600	Business Objects SA ADR(b,c)	1,717,698	141,600	Stellent, Inc.	1,331,040
26,800	CACI International, Inc.(b,c)	1,510,180	61,500	Sybase, Inc.(b)	1,294,575
127,300	CNET Networks, Inc.(b,c)	1,074,412	214,000	TIBCO Software, Inc.(b,c)	1,703,440
36,300	Cymer, Inc.(b,c)	1,420,056	92,100	Trimble Navigation, Ltd.(b)	4,423,563
81,100	Cypress Semiconductor		63,950	Varian Semiconductor
	Corporation(b,c)	1,231,909		Equipment Associates, Inc.(b)	2,027,215
200,800	Digitas, Inc.(b,c)	1,656,600	64,400	ViaSat, Inc.(b,c)	1,590,680
39,150	Diodes, Inc.(b)	1,405,094	287,900	Vitria Technology, Inc.(b,c)	788,846
168,900	ECI Telecom, Ltd.(b)	1,131,630	178,400	webMethods, Inc.(b,c)	1,327,296
1	Ectel, Ltd.(b)	4	170,000	Wind River Systems, Inc.(b,c)	1,405,900
240,100	Entrust, Inc.(b,c)	684,285	50,500	Zebra Technologies
64,100	Euronet Worldwide, Inc.(b,c)	1,628,781		Corporation(b,c)	1,583,175

22,500	F5 Networks, Inc.(b,c)	1,042,650		Total Information
34,900	Fairchild Semiconductor			Technology	90,594,783

	International, Inc.(b,c)	570,964

The accompanying Notes to Schedule of Investments are an integral part of this schedule. 17

Small Cap Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (93.5%)	Value	Shares	Common Stock (93.5%)	Value

Materials (6.1%)			Telecommunications Services (0.8%)
85,500	Airgas, Inc.	$3,099,375	124,850	Iowa Telecommunications
59,600	Albemarle Corporation	3,005,032		Services, Inc.(c)	$2,432,078
14,500	Aleris International, Inc.(b)	593,630	146,150	Windstream Corporation(c)	1,831,260

71,900	Bemis Company, Inc.(c)	2,207,330		Total Telecommunications
24,400	Century Aluminum Company(b,c)	753,228		Services	4,263,338

67,000	Commercial Metals Company	1,520,230
30,900	Eagle Materials, Inc.	1,111,164	Utilities (2.2%)
54,150	Florida Rock Industries, Inc.(c)	2,060,949	33,800	AGL Resources, Inc.	1,318,876
33,600	FMC Corporation	2,072,784	54,700	Alliant Energy Corporation	1,979,046
60,600	Lubrizol Corporation	2,591,862	64,761	Aqua America, Inc.(c)	1,411,790
21,900	Metal Management, Inc.	623,712	68,800	Energen Corporation	2,932,256
38,100	NOVA Chemicals Corporation(c)	1,126,617	68,200	Piedmont Natural Gas
64,900	Pactiv Corporation(b,c)	1,590,699		Company, Inc.(c)	1,755,468
13,100	Reliance Steel &		43,500	PNM Resources, Inc.(c)	1,166,235
	Aluminum Company	469,635	54,000	Westar Energy, Inc.	1,247,400

133,900	RPM International, Inc.(c)	2,509,286		Total Utilities	11,811,071

22,900	RTI International Metals, Inc.(b,c)	1,055,232

60,600	Silgan Holdings, Inc.(c)	2,242,806		Total Common Stock
47,100	Steel Dynamics, Inc.(c)	2,732,742		(cost $413,771,936)	496,095,020

65,100	Stillwater Mining Company(b,c)	759,066

	Total Materials	32,125,379

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.6%)		Rate(d)	Date	Value

130,676,502	Thrivent Financial Securities Lending Trust		5.330%	N/A	$130,676,502

	Total Collateral Held for Securities Loaned
	(cost $130,676,502)				130,676,502

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

18

Small Cap Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.1%)	Rate(d)	Date	Value

$9,820,000	Deutsche Bank Financial, LLC	5.290%	8/1/2006	$9,820,000
1,000,000	Federal National Mortgage Association(e)	4.370	8/16/2006	997,846
21,320,502	Thrivent Money Market Fund(e)	5.020	N/A	21,320,502

	Total Short-Term Investments (at amortized cost)			32,138,348

	Total Investments (cost $576,586,786) 124.2%			$658,909,870

	Other Assets and Liabilities, Net (24.2%)			(128,513,731)

	Total Net Assets 100.0%			$530,396,139

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At July 31, 2006, $997,846 in Short-Term Investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $23,305,502 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

Russell 2000 Futures	22	September 2006	Long	$7,750,600	$7,668,036	$82,564

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$99,185,738
Gross unrealized depreciation	(16,862,654)

Net unrealized appreciation (depreciation)	$82,323,084
Cost for federal income tax purposes	$576,586,786

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

19

Small Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Consumer Discretionary (14.7%)			2,200	K-Swiss, Inc.	$61,534
1,200	4Kids Entertainment, Inc.(b,c)	$19,548	1,500	Landry’s Restaurants, Inc.(c)	42,435
4,175	Aaron Rents, Inc.(c)	100,784	4,600	La-Z-Boy, Inc.(c)	58,650
2,750	ADVO, Inc.(c)	99,578	1,400	Lenox Group, Inc.(b)	9,744
2,700	Arbitron, Inc.(c)	98,847	1,200	Libbey, Inc.(c)	9,516
1,200	Arctic Cat, Inc.(c)	21,204	5,700	Live Nation, Inc.(b)	119,472
1,300	Ashworth, Inc.(b)	10,634	4,000	LKQ Corporation(b,c)	89,600
1,600	Audiovox Corporation(b)	20,048	1,600	Lone Star Steakhouse & Saloon, Inc.	37,424
3,100	Aztar Corporation(b)	160,394	1,100	M/I Homes, Inc.(c)	35,442
3,000	Bally Total Fitness Holding		1,900	Marcus Corporation(c)	37,506
	Corporation(b,c)	17,250	1,400	MarineMax, Inc.(b,c)	29,470
1,100	Bassett Furniture Industries, Inc.	19,833	4,700	Men’s Wearhouse, Inc.	146,217
2,500	Brown Shoe Company, Inc.	80,950	2,000	Meritage Homes Corporation(b,c)	77,540
2,500	Building Materials Holding		1,100	Midas, Inc.(b)	18,975
	Corporation(c)	53,575	2,400	Monaco Coach Corporation(c)	25,560
2,650	Cato Corporation	64,448	2,300	Multimedia Games, Inc.(b,c)	22,517
2,850	CEC Entertainment, Inc.(b)	84,160	500	National Presto Industries, Inc.(c)	27,020
6,700	Champion Enterprises, Inc.(b,c)	44,421	2,900	Nautilus Group, Inc.(c)	36,424
1,900	Children’s Place Retail Stores, Inc.(b)	106,058	420	NVR, Inc.(b,c)	207,900
3,200	Christopher & Banks Corporation	90,208	2,100	O’Charley’s, Inc.(b)	33,600
1,400	Coachmen Industries, Inc.	15,162	1,200	Oxford Industries, Inc.(c)	42,552
1,900	Cost Plus, Inc.(b,c)	25,631	2,300	P.F. Chang’s China Bistro, Inc.(b,c)	69,529
600	CPI Corporation	19,260	2,800	Panera Bread Company(b,c)	146,468
900	Deckers Outdoor Corporation(b,c)	38,376	2,100	Papa John’s International, Inc.(b)	67,494
3,800	Dress Barn, Inc.(b,c)	82,004	4,800	Pep Boys – Manny, Moe & Jack(c)	51,744
1,300	Drew Industries, Inc.(b)	30,329	2,100	PetMed Express, Inc.(b,c)	24,507
2,900	Ethan Allen Interiors, Inc.(c)	108,228	4,100	Phillips-Van Heusen Corporation	145,673
3,700	Finish Line, Inc.(c)	45,510	4,200	Pinnacle Entertainment, Inc.(b)	115,206
5,600	Fleetwood Enterprises, Inc.(b,c)	39,872	3,700	Polaris Industries, Inc.(c)	141,414
4,000	Fossil, Inc.(b,c)	72,640	4,575	Pool Corporation(c)	178,105
3,500	Fred’s, Inc.(c)	41,965	800	Pre-Paid Legal Services, Inc.(c)	28,976
2,000	Genesco, Inc.(b,c)	54,140	10,300	Quiksilver, Inc.(b,c)	133,385
1,900	Group 1 Automotive, Inc.(c)	116,508	6,900	Radio One, Inc.(b,c)	49,542
2,300	Guitar Center, Inc.(b,c)	97,796	2,800	RARE Hospitality
2,900	Gymboree Corporation(b)	97,208		International, Inc.(b)	73,640
1,800	Hancock Fabrics, Inc.(c)	5,904	1,800	RC2 Corporation(b)	60,966
1,900	Haverty Furniture Companies, Inc.(c)	29,279	1,300	Red Robin Gourmet Burgers, Inc.(b,c)	50,505
2,950	Hibbett Sporting Goods, Inc.(b,c)	58,292	1,200	Russ Berrie and Company, Inc.(b,c)	13,212
3,675	Hot Topic, Inc.(b,c)	54,059	2,900	Russell Corporation	52,229
1,600	IHOP Corporation(c)	72,736	3,600	Ryan’s Restaurant Group, Inc.(b)	56,736
4,100	Interface, Inc.(b)	50,307	4,750	Select Comfort Corporation(b,c)	95,712
3,100	Jack in the Box, Inc.(b)	122,264	3,075	Shuffle Master, Inc.(b,c)	89,636
2,400	JAKKS Pacific, Inc.(b,c)	39,576	2,200	Skechers USA, Inc.(b,c)	47,982
2,110	Jo-Ann Stores, Inc.(b,c)	29,962	700	Skyline Corporation	26,467
1,250	Joseph A. Bank Clothiers, Inc.(b,c)	31,475	2,600	Sonic Automotive, Inc.(c)	59,800
4,100	K2, Inc.(b,c)	43,132	7,575	Sonic Corporation(b,c)	149,076
2,200	Kellwood Company(c)	58,190	2,400	Stage Stores, Inc.(c)	71,184

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

20

Small Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Consumer Discretionary — continued			2,700	TreeHouse Foods, Inc.(b)	$64,692
1,700	Stamps.com, Inc.(b,c)	$34,663	3,700	United Natural Foods, Inc.(b,c)	111,518
1,200	Standard Motor Products, Inc.	9,360	900	USANA Health Sciences, Inc.(b,c)	39,915
5,800	Standard Pacific Corporation(c)	129,514	1,500	WD-40 Company	48,915

2,500	Steak n Shake Company(b,c)	36,950		Total Consumer Staples	1,854,310

2,300	Stein Mart, Inc.	29,647
3,200	Stride Rite Corporation(c)	40,512	Energy (8.9%)
2,000	Sturm, Ruger & Company, Inc.(c)	13,340	2,300	Atwood Oceanics, Inc.(b)	107,939
2,100	Superior Industries		2,100	Bristow Group, Inc.(b)	71,169
	International, Inc.(c)	38,241	4,300	Cabot Oil & Gas Corporation	226,825
2,900	Tractor Supply Company(b,c)	132,646	1,700	Carbo Ceramics, Inc.(c)	66,113
5,300	Triarc Companies, Inc.(c)	74,147	7,100	Cimarex Energy Company(c)	289,893
2,300	Tuesday Morning Corporation(c)	33,258	600	Dril-Quip, Inc.(b,c)	50,694
2,900	Tween Brands, Inc.(b)	107,938	10,000	Frontier Oil Corporation	352,506
2,000	Universal Technical		8,716	Helix Energy Solutions
	Institute, Inc.(b,c)	40,260		Group, Inc.(b,c)	339,821
900	Vertrue, Inc.(b,c)	38,214	1,600	Hydril Company(b,c)	110,832
3,100	Winnebago Industries, Inc.(c)	89,621	6,000	Input/Output, Inc.(b,c)	58,980
2,000	WMS Industries, Inc.(b,c)	53,060	2,700	Lone Star Technologies, Inc.(b)	127,170
4,750	Wolverine World Wide, Inc.	120,840	1,300	Lufkin Industries, Inc.(c)	80,613
4,100	Zale Corporation(b)	105,001	6,900	Massey Energy Company	184,368

	Total Consumer		3,200	Maverick Tube Corporation(b)	204,128
	Discretionary	6,867,243	2,000	NS Group, Inc.(b)	101,160

			4,600	Oceaneering International, Inc.(b)	201,112
Consumer Staples (4.0%)			1,700	Penn Virginia Corporation	116,042
7,700	Alliance One International, Inc.(c)	30,261	1,300	Petroleum Development
1,500	American Italian Pasta Company(b,c)	12,465		Corporation(b)	57,902
4,300	Casey’s General Stores, Inc.	97,309	1,800	SEACOR Holdings, Inc.(b)	146,430
6,500	Corn Products International, Inc.	216,190	4,800	St. Mary Land &
3,100	Delta & Pine Land Company	106,051		Exploration Company	206,400
4,475	Flowers Foods, Inc.	127,448	2,400	Stone Energy Corporation(b)	112,200
1,500	Great Atlantic & Pacific Tea		2,500	Swift Energy Company(b,c)	120,000
	Company, Inc.(c)	35,625	6,300	TETRA Technologies, Inc.(b,c)	180,243
3,300	Hain Celestial Group, Inc.(b)	71,280	4,100	Unit Corporation(b)	240,424
4,400	Hansen Natural Corporation(b,c)	202,356	3,100	Veritas DGC, Inc.(b)	177,537
1,100	J & J Snack Foods Corporation	33,099	2,500	W-H Energy Services, Inc.(b)	137,550
2,700	Lance, Inc.	64,341	2,400	World Fuel Services Corporation	113,568

2,300	Longs Drug Stores Corporation(c)	94,576		Total Energy	4,181,619

1,100	Nash Finch Company(c)	24,607
4,900	NBTY, Inc.(b)	144,697	Financials (16.6%)
1,100	Peet’s Coffee & Tea, Inc.(b,c)	31,207	2,800	Acadia Realty Trust(c)	66,752
3,000	Performance Food		1,600	Anchor BanCorp Wisconsin, Inc.	47,520
	Group Company(b,c)	83,610	5,300	Bank Mutual Corporation	65,296
5,500	Playtex Products, Inc.(b,c)	62,260	3,900	BankAtlantic Bancorp, Inc.(c)	54,132
2,300	Ralcorp Holdings, Inc.(b)	95,864	2,700	BankUnited Financial Corporation(c)	79,893
1,300	Sanderson Farms, Inc.(c)	33,683	3,100	Boston Private Financial
3,300	Spectrum Brands, Inc.(b,c)	22,341		Holdings, Inc.(c)	77,903

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

21

Small Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Financials — continued			1,900	Nara Bancorp, Inc.	$34,979
5,500	Brookline Bancorp, Inc.(c)	$71,390	5,000	National Retail Properties, Inc.(c)	104,200
2,600	Cash America International, Inc.	89,050	5,050	New Century
2,600	Central Pacific			Financial Corporation(c)	220,483
	Financial Corporation	91,000	1,300	Parkway Properties, Inc.	59,111
4,075	Chittenden Corporation	114,996	4,800	Philadelphia Consolidated
4,000	Colonial Properties Trust	191,720		Holding Corporation(b)	162,576
2,600	Community Bank System, Inc.(c)	55,016	1,800	Piper Jaffray Companies(b)	92,142
3,700	Delphi Financial Group, Inc.	140,933	1,400	Portfolio Recovery
2,450	Dime Community Bancshares	34,226		Associates, Inc.(b,c)	59,948
1,800	Downey Financial Corporation(c)	119,430	1,800	Presidential Life Corporation(c)	43,452
5,300	East West Bancorp, Inc.	213,855	1,600	PrivateBancorp, Inc.(c)	75,216
2,100	EastGroup Properties, Inc.	98,763	2,700	ProAssurance Corporation(b,c)	134,217
2,400	Entertainment Properties Trust(c)	102,168	2,300	Prosperity Bancshares, Inc.(c)	80,891
2,100	Essex Property Trust, Inc.(c)	245,889	2,855	Provident Bankshares Corporation	104,978
2,000	Fidelity Bankshares, Inc.(c)	77,000	1,400	PS Business Parks, Inc.	84,000
2,300	Financial Federal Corporation	61,801	6,525	Republic Bancorp, Inc.(c)	85,216
7,200	First BanCorp(c)	68,328	1,900	Rewards Network, Inc.(b,c)	8,550
6,100	First Commonwealth		1,800	RLI Corporation	85,104
	Financial Corporation(c)	79,239	1,200	Safety Insurance Group, Inc.	63,672
1,200	First Indiana Corporation(c)	30,084	900	SCPIE Holdings, Inc.(b)	20,610
4,300	First Midwest Bancorp, Inc.	153,510	2,300	Selective Insurance Group, Inc.(c)	117,300
2,100	First Republic Bank	89,313	4,200	Shurgard Storage Centers, Inc.	276,780
1,500	FirstFed Financial Corporation(b,c)	84,675	6,600	South Financial Group, Inc.(c)	178,332
3,200	Flagstar Bancorp, Inc.(c)	46,592	1,600	Sovran Self Storage, Inc.	82,672
2,100	Franklin Bank Corporation(b,c)	40,761	1,800	Sterling Bancorp	36,306
5,800	Fremont General Corporation(c)	102,950	3,950	Sterling Bancshares, Inc.	77,380
2,800	Glacier Bancorp, Inc.(c)	85,792	3,220	Sterling Financial Corporation(c)	102,943
2,800	Glenborough Realty Trust, Inc.(c)	62,160	1,500	Stewart Information
3,400	Hanmi Financial Corporation	64,736		Services Corporation	51,570
1,900	Harbor Florida Bancshares, Inc.(c)	84,018	4,500	Susquehanna Bancshares, Inc.	108,810
3,200	Hilb, Rogal and Hobbs Company	129,600	1,393	SWS Group, Inc.(c)	36,316
1,800	Independent Bank Corporation	46,098	2,000	Tradestation Group Inc.(b,c)	29,240
1,800	Infinity Property &		6,633	TrustCo Bank Corporation NY(c)	73,029
	Casualty Corporation	73,962	8,300	UCBH Holdings, Inc.(c)	138,444
3,700	Investment Technology		5,000	Umpqua Holdings Corporation(c)	130,450
	Group, Inc.(b)	186,332	3,300	United Bankshares, Inc.	117,579
1,600	Irwin Financial Corporation	31,408	1,700	United Fire & Casual Company(c)	50,762
2,800	Kilroy Realty Corporation	206,892	5,675	Whitney Holding Corporation	204,811
5,100	LaBranche & Company, Inc.(b,c)	50,388	1,400	Wilshire Bancorp, Inc.(c)	26,418
1,400	LandAmerica Financial		2,100	Wintrust Financial Corporation(c)	100,821
	Group, Inc.(c)	89,362	1,494	World Acceptance Corporation(b)	62,001
4,600	Lexington Corporate		3,200	Zenith National Insurance
	Properties Trust	91,632		Corporation	127,936

1,800	LTC Properties, Inc.	39,726		Total Financials	7,792,136

2,600	MAF Bancorp, Inc.	106,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

22

Small Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Health Care (11.8%)			1,800	LCA-Vision, Inc.(c)	$77,670
3,700	Alpharma, Inc.	$83,546	1,800	Matria Healthcare, Inc.(b,c)	44,406
1,400	Amedisys, Inc.(b,c)	53,466	3,400	Mentor Corporation(c)	151,164
6,100	American Medical Systems		2,400	Merit Medical Systems, Inc.(b,c)	34,848
	Holdings, Inc.(b,c)	111,325	6,700	MGI Pharma, Inc.(b,c)	97,887
4,600	AMERIGROUP Corporation(b)	133,860	2,100	Noven Pharmaceuticals, Inc.(b,c)	41,496
2,600	AmSurg Corporation(b)	57,642	3,050	Odyssey Healthcare, Inc.(b,c)	54,930
1,300	Analogic Corporation(c)	59,462	1,700	Osteotech, Inc.(b)	6,596
3,100	ArQule, Inc.(b)	15,996	3,500	Owens & Minor, Inc.	105,735
2,300	ArthroCare Corporation(b,c)	101,292	1,500	Palomar Medical
2,000	BioLase Technology, Inc.(b,c)	16,420		Technologies, Inc.(b,c)	57,135
1,500	Biosite, Inc.(b,c)	58,470	2,300	PAREXEL International
1,400	Bradley Pharmaceuticals, Inc.(b,c)	14,196		Corporation(b)	68,241
2,200	Cambrex Corporation	46,882	4,200	Pediatrix Medical Group, Inc.(b)	178,080
3,800	Centene Corporation(b,c)	61,750	2,820	Per-Se Technologies, Inc.(b,c)	67,313
5,500	Cerner Corporation(b,c)	222,640	2,100	PolyMedica Corporation	81,291
2,300	Chemed Corporation	84,594	1,600	Possis Medical, Inc.(b)	13,376
1,200	CNS, Inc.	27,264	3,900	Regeneron Pharmaceuticals, Inc.(b,c)	53,274
2,400	CONMED Corporation(b)	47,880	1,400	RehabCare Group, Inc.(b,c)	26,208
2,900	Connetics Corporation(b,c)	27,782	6,600	ResMed, Inc.(b,c)	306,306
3,900	Cooper Companies, Inc.(c)	172,380	6,400	Respironics, Inc.(b)	227,712
1,800	Cross Country Healthcare, Inc.(b)	32,166	5,300	Savient Pharmaceuticals, Inc.(b)	31,270
2,050	CryoLife, Inc.(b,c)	11,480	2,500	Sciele Pharma, Inc.(b,c)	51,100
1,900	Cyberonics, Inc.(b,c)	40,717	1,600	SFBC International, Inc.(b,c)	25,936
1,000	Datascope Corporation	30,730	4,300	Sierra Health Services, Inc.(b)	185,674
3,800	Dendrite International, Inc.(b)	34,618	3,700	Sunrise Senior Living, Inc.(b,c)	106,856
1,800	Dionex Corporation(b)	99,630	1,300	SurModics, Inc.(b,c)	46,475
2,000	DJO, Inc.(b)	78,940	3,000	Theragenics Corporation(b,c)	9,360
2,322	Enzo Biochem, Inc.(b,c)	29,931	3,900	United Surgical Partners
1,700	Genesis Healthcare Corporation(b)	82,569		International, Inc.(b,c)	96,330
2,300	Gentiva Health Services, Inc.(b)	37,007	2,800	Viasys Healthcare, Inc.(b,c)	72,128
1,900	Greatbatch Technologies, Inc.(b,c)	46,569	600	Vital Signs, Inc.	30,894

2,300	Haemonetics Corporation(b)	100,901		Total Health Care	5,502,403

3,100	Healthways, Inc.(b,c)	166,532
4,300	Hologic, Inc.(b)	193,113	Industrials (16.6%)
6,100	Hooper Holmes, Inc.	18,300	1,700	A.O. Smith Corporation(c)	72,862
1,200	ICU Medical, Inc.(b,c)	50,136	1,600	A.S.V., Inc.(b,c)	24,416
2,800	IDEXX Laboratories, Inc.(b,c)	247,800	3,200	AAR Corporation(b,c)	75,776
6,012	Immucor, Inc.(b)	119,699	3,300	ABM Industries, Inc.(c)	54,450
1,600	Integra LifeSciences		3,900	Acuity Brands, Inc.	170,547
	Holdings Corporation(b,c)	58,976	2,000	Administaff, Inc.	63,220
3,426	Intermagnetics General		2,600	Albany International Corporation(c)	93,418
	Corporation(b)	92,913	900	Angelica Corporation	15,165
2,800	Invacare Corporation	58,884	2,500	Apogee Enterprises, Inc.(c)	35,925
2,500	inVentiv Health, Inc.(b)	69,750	3,075	Applied Industrial
1,000	Kendle International, Inc.(b,c)	29,070		Technologies, Inc.	71,709
900	Kensey Nash Corporation(b,c)	25,434

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

23

Small Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Industrials — continued			5,200	Landstar System, Inc.	$221,988
1,100	Applied Signal Technology, Inc.(c)	$16,852	600	Lawson Products, Inc.(c)	21,906
2,200	Arkansas Best Corporation	97,746	5,000	Lennox International, Inc.	114,050
2,600	Armor Holdings, Inc.(b,c)	134,316	900	Lindsay Manufacturing Company	24,084
1,600	Astec Industries, Inc.(b,c)	33,920	1,600	Lydall, Inc.(b)	14,336
2,400	Baldor Electric Company(c)	71,040	2,600	MagneTek, Inc.(b,c)	7,306
3,000	Barnes Group, Inc.	51,030	5,100	Manitowoc Company, Inc.	200,226
3,825	Belden CDT, Inc.(c)	124,121	3,100	Mesa Air Group, Inc.(b,c)	26,226
2,800	Bowne & Company, Inc.	38,836	2,900	Mobile Mini, Inc.(b,c)	88,798
4,600	Brady Corporation(c)	155,296	3,225	Moog, Inc.(b)	111,875
4,400	Briggs & Stratton Corporation	112,640	3,200	Mueller Industries, Inc.	117,568
2,200	C&D Technologies, Inc.(c)	15,620	1,800	NCI Building Systems, Inc.(b,c)	84,132
1,100	CDI Corporation(c)	21,505	2,800	NCO Group, Inc.(b)	74,060
1,600	Central Parking Corporation(c)	24,608	2,500	Old Dominion Freight Line(b)	81,450
2,350	Ceradyne, Inc.(b,c)	114,892	2,200	On Assignment, Inc.(b)	18,810
4,400	CLARCOR, Inc.	125,092	2,700	Regal-Beloit Corporation	107,325
2,400	Coinstar, Inc.(b,c)	58,536	1,100	Robbins & Myers, Inc.	29,480
1,000	Consolidated Graphics, Inc.(b)	49,190	2,100	School Specialty, Inc.(b,c)	67,200
1,300	Cubic Corporation	26,078	6,800	Shaw Group, Inc.(b,c)	140,692
3,800	Curtiss-Wright Corporation(c)	110,428	3,200	Simpson Manufacturing
1,400	EDO Corporation(c)	31,416		Company, Inc.(c)	89,600
2,900	EGL, Inc.(b,c)	127,339	5,700	SkyWest, Inc.	138,225
1,500	ElkCorp(c)	37,410	4,800	Spherion Corporation(b,c)	36,480
2,800	EMCOR Group, Inc.(b)	144,256	1,100	Standard Register Company(c)	13,530
1,900	EnPro Industries, Inc.(b,c)	59,432	1,000	Standex International Corporation	27,360
2,300	Esterline Technologies Corporation(b)	97,359	3,000	Teledyne Technologies, Inc.(b)	114,480
2,700	Forward Air Corporation	86,643	5,100	Tetra Tech, Inc.(b)	81,753
3,200	Frontier Airlines Holdings, Inc.(b,c)	20,736	3,700	Toro Company(c)	153,217
1,900	G & K Services, Inc.(c)	64,087	2,400	Tredegar Corporation(c)	37,968
4,400	Gardner Denver, Inc.(b)	152,460	1,400	Triumph Group, Inc.(b)	67,186
4,900	GenCorp, Inc.(b,c)	72,079	2,700	United Stationers, Inc.(b)	132,759
2,220	Griffon Corporation(b,c)	50,216	1,500	Universal Forest Products, Inc.	76,185
2,350	Healthcare Services Group, Inc.(c)	50,784	3,900	URS Corporation(b)	154,440
5,201	Heartland Express, Inc.(c)	78,275	1,400	Valmont Industries, Inc.	71,190
1,500	Heidrick & Struggles		1,900	Viad Corporation	61,712
	International, Inc.(b)	48,480	1,600	Vicor Corporation(c)	18,320
3,600	Hub Group, Inc.(b,c)	81,288	800	Volt Information Sciences, Inc.(b,c)	33,920
4,650	IDEX Corporation	202,042	2,700	Wabash National Corporation(c)	38,448
2,400	Insituform Technologies, Inc.(b,c)	51,720	3,850	Waste Connections, Inc.(b,c)	143,913
9,200	JLG Industries, Inc.	166,520	2,100	Watsco, Inc.(c)	93,072
2,400	John H. Harland Company(c)	94,344	3,700	Watson Wyatt Worldwide, Inc.	121,952
2,100	Kaman Corporation	38,535	2,200	Watts Water Technologies, Inc.(c)	64,086
6,600	Kansas City Southern, Inc.(b,c)	162,492	1,300	Wolverine Tube, Inc.(b,c)	5,668
2,400	Kaydon Corporation(c)	87,000	2,600	Woodward Governor Company(c)	76,206

4,600	Kirby Corporation(b)	147,706		Total Industrials	7,777,921

5,025	Knight Transportation, Inc.	86,229
4,700	Labor Ready, Inc.(b)	76,657

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

24

Small Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Information Technology (15.9%)			3,000	FactSet Research Systems, Inc.(c)	$131,700
2,200	Actel Corporation(b,c)	$29,832	2,200	FEI Company(b,c)	47,916
9,900	Adaptec, Inc.(b)	43,560	3,700	FileNet Corporation(b)	117,734
2,500	Advanced Energy Industries, Inc.(b)	32,350	6,100	FLIR Systems, Inc.(b,c)	146,461
6,500	Aeroflex, Inc.(b)	65,910	2,000	Gerber Scientific, Inc.(b)	30,660
2,600	Agilysys, Inc.	40,742	2,300	Gevity HR, Inc.(c)	51,083
2,000	Altiris, Inc.(b)	34,520	2,300	Global Imaging Systems, Inc.(b,c)	97,244
2,900	Anixter International, Inc.	159,877	5,780	Global Payments, Inc.	245,881
3,300	ANSYS, Inc.(b,c)	151,437	6,500	Harmonic, Inc.(b,c)	32,825
3,200	ATMI, Inc.(b,c)	85,024	2,200	Hutchinson Technology, Inc.(b,c)	39,710
3,747	Avid Technology, Inc.(b,c)	132,044	5,300	Hyperion Solutions Corporation(b)	165,148
8,500	Axcelis Technologies, Inc.(b,c)	47,005	2,400	InfoSpace, Inc.(b)	52,944
900	Bankrate, Inc.(b,c)	27,081	4,250	Insight Enterprises, Inc.(b)	71,995
1,100	Bel Fuse, Inc.(c)	34,749	3,200	Internet Security Systems, Inc.(b,c)	71,968
2,800	Bell Microproducts, Inc.(b,c)	13,188	1,900	Inter-Tel, Inc.	40,736
5,550	Benchmark Electronics, Inc.(b)	135,032	2,200	Itron, Inc.(b)	102,388
1,500	Black Box Corporation	61,665	4,400	J2 Global Communication, Inc.(b,c)	123,200
1,300	Blue Coat Systems, Inc.(b,c)	18,694	2,500	JDA Software Group, Inc.(b,c)	38,675
4,320	Brightpoint, Inc.(b)	63,374	3,900	Keane, Inc.(b,c)	56,238
6,453	Brooks Automation, Inc.(b,c)	72,854	1,400	Keithley Instruments, Inc.	15,806
2,600	CACI International, Inc.(b)	146,510	2,600	Komag, Inc.(b,c)	99,606
2,600	Captaris, Inc.(b)	11,908	5,800	Kopin Corporation(b,c)	19,256
1,800	Carreker Corporation(b)	11,970	2,850	Kronos, Inc.(b)	82,678
1,100	Catapult Communications		4,900	Kulicke and Soffa Industries, Inc.(b,c)	36,211
	Corporation(b,c)	11,077	1,900	Littelfuse, Inc.(b)	64,182
4,000	C-COR, Inc.(b,c)	26,440	1,700	LoJack Corporation(b,c)	26,877
3,400	Checkpoint Systems, Inc.(b,c)	56,100	2,500	Manhattan Associates, Inc.(b)	52,650
4,800	CIBER, Inc.(b,c)	31,200	1,500	ManTech International
4,000	Cognex Corporation	94,400		Corporation(b)	42,285
2,700	Coherent, Inc.(b,c)	86,562	1,800	MapInfo Corporation(b)	20,628
2,000	Cohu, Inc.(c)	30,360	1,600	MAXIMUS, Inc.	43,424
1,800	Comtech Telecommunications		1,900	Mercury Computer Systems, Inc.(b,c)	25,536
	Corporation(b)	49,968	3,300	Methode Electronics, Inc.(c)	26,400
3,100	CTS Corporation(c)	44,671	3,400	MICROS Systems, Inc.(b)	136,000
3,200	Cymer, Inc.(b)	125,184	6,100	Microsemi Corporation(b)	154,330
2,800	Daktronics, Inc.(c)	78,792	2,500	MIVA, Inc.(b,c)	7,625
1,900	Digi International, Inc.(b,c)	23,769	1,900	MRO Software, Inc.(b)	40,128
2,900	Digital Insight Corporation(b)	68,440	1,600	MTS Systems Corporation	58,976
1,700	Diodes, Inc.(b,c)	61,013	3,900	Napster, Inc.(b,c)	10,608
2,700	Ditech Networks, Inc.(b,c)	21,924	1,700	Neoware Systems, Inc.(b,c)	21,046
2,500	DSP Group, Inc.(b)	59,900	2,900	NETGEAR, Inc.(b,c)	56,115
4,100	eFunds Corporation(b)	86,223	2,200	Network Equipment
2,600	Electro Scientific Industries, Inc.(b)	45,708		Technologies, Inc.(b,c)	6,952
4,900	Epicor Software Corporation(b,c)	57,428	2,600	Novatel Wireless, Inc.(b,c)	28,756
1,300	EPIQ Systems, Inc.(b,c)	20,930	1,800	Open Solutions, Inc.(b,c)	49,770
3,000	ESS Technology, Inc.(b,c)	5,130	1,800	Park Electrochemical Corporation	44,334
3,100	Exar Corporation(b)	40,145	3,200	Paxar Corporation(b,c)	58,944

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

25

Small Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Information Technology — continued			Materials (5.0%)
1,900	PC TEL, Inc.(b)	$17,689	2,500	A. Schulman, Inc.(c)	$54,700
2,400	Pericom Semiconductor		900	A.M. Castle & Company(c)	29,772
	Corporation(b,c)	20,160	2,696	Aleris International, Inc.(b)	110,374
2,400	Phoenix Technologies, Ltd.(b)	11,400	1,900	AMCOL International Corporation(c)	44,023
1,400	Photon Dynamics, Inc.(b)	14,868	3,100	AptarGroup, Inc.	159,650
3,600	Photronics, Inc.(b,c)	50,292	2,000	Arch Chemicals, Inc.	70,880
1,300	Planar Systems, Inc.(b,c)	13,728	1,600	Brush Engineered Materials, Inc.(b,c)	36,912
2,500	Power Integrations, Inc.(b,c)	39,750	3,000	Buckeye Technologies, Inc.(b,c)	22,500
3,600	Progress Software Corporation(b)	81,468	2,300	Caraustar Industries, Inc.(b,c)	16,238
1,400	Quality Systems, Inc.(c)	46,368	1,900	Carpenter Technology Corporation(c)	186,960
2,100	Radiant Systems, Inc.(b)	23,037	2,000	Century Aluminum Company(b,c)	61,740
1,800	RadiSys Corporation(b)	37,962	2,000	Chaparral Steel Company(b)	140,380
1,400	Rogers Corporation(b)	79,800	1,700	Chesapeake Corporation(c)	24,225
2,100	Rudolph Technologies, Inc.(b,c)	29,211	3,800	Cleveland-Cliffs, Inc.(c)	137,370
2,200	ScanSource, Inc.(b,c)	65,450	1,000	Deltic Timber Corporation(c)	49,380
4,700	Secure Computing Corporation(b,c)	26,132	3,000	Georgia Gulf Corporation	76,380
13,500	Skyworks Solutions, Inc.(b,c)	59,265	2,500	H.B. Fuller Company	99,950
2,200	Sonic Solutions, Inc.(b,c)	31,262	3,700	Headwaters, Inc.(b,c)	85,618
1,500	SPSS, Inc.(b)	40,545	2,100	MacDermid, Inc.	56,763
1,900	Standard Microsystems		1,300	Material Sciences Corporation(b)	12,246
	Corporation(b)	50,502	2,698	Myers Industries, Inc.	44,895
900	StarTek, Inc.	11,979	1,300	Neenah Paper, Inc.(c)	38,272
1,000	Supertex, Inc.(b,c)	33,240	2,500	OM Group, Inc.(b)	87,800
3,850	Symmetricom, Inc.(b,c)	27,258	3,700	OMNOVA Solutions, Inc.(b)	22,311
2,100	Synaptics, Inc.(b,c)	44,142	900	Penford Corporation	14,499
6,350	Take-Two Interactive		8,100	PolyOne Corporation(b)	67,635
	Software, Inc.(b,c)	68,008	1,600	Pope & Talbot, Inc.(c)	8,208
2,850	TALX Corporation(c)	58,568	900	Quaker Chemical Corporation	17,379
3,400	Technitrol, Inc.	84,252	3,175	Quanex Corporation	115,221
5,700	THQ, Inc.(b)	129,333	2,700	Rock-Tenn Company	46,413
1,200	Tollgrade Communications, Inc.(b)	11,136	2,000	RTI International Metals, Inc.(b,c)	92,160
4,750	Trimble Navigation, Ltd.(b)	228,142	2,200	Ryerson, Inc.(c)	59,510
2,100	Ultratech, Inc.(b,c)	31,794	1,400	Schweitzer-Mauduit
5,500	United Online, Inc.(c)	60,005		International, Inc.	28,322
4,950	Varian Semiconductor Equipment		900	Steel Technologies, Inc.	20,889
	Associates, Inc.(b)	156,915	2,000	Texas Industries, Inc.(c)	98,760
2,400	Veeco Instruments, Inc.(b,c)	53,472	3,600	Tronox, Inc.(c)	47,340
2,000	ViaSat, Inc.(b)	49,400	4,400	Wausau-Mosinee Paper
3,100	WebEx Communications, Inc.(b,c)	106,268		Corporation(c)	53,856
4,200	Websense, Inc.(b)	78,750	1,500	Wellman, Inc.(c)	4,560

2,200	X-Rite, Inc.	20,372		Total Materials	2,344,091

	Total Information
	Technology	7,430,242

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

26

Small Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Telecommunications Services (0.2%)			6,500	Energen Corporation	$277,030
1,800	Commonwealth Telephone		500	Green Mountain Power Corporation	16,890
	Enterprises, Inc.(c)	$60,318	1,900	Laclede Group, Inc.(c)	63,137
4,100	General Communication, Inc.(b,c)	48,913	2,500	New Jersey Resources Corporation(c)	124,825

	Total Telecommunications		2,500	Northwest Natural Gas Company	94,925
	Services	109,231	6,700	Piedmont Natural Gas

				Company, Inc.(c)	172,458
Utilities (5.1%)			2,600	South Jersey Industries, Inc.	77,142
2,700	ALLETE, Inc.	125,334	8,656	Southern Union Company(c)	234,924
1,500	American States Water Company(c)	56,775	3,500	Southwest Gas Corporation	115,255
7,100	Atmos Energy Corporation(c)	204,267	9,300	UGI Corporation	231,105
4,200	Avista Corporation(c)	104,916	2,000	UIL Holdings Corporation	69,660
1,200	Cascade Natural Gas Corporation(c)	31,104	3,000	UniSource Energy Corporation	100,080

1,000	Central Vermont Public			Total Utilities	2,387,076

	Service Corporation(c)	21,950

1,300	CH Energy Group, Inc.	64,467		Total Common Stock
4,400	Cleco Corporation(c)	108,768		(cost $33,741,006)	46,246,272

4,200	El Paso Electric Company(b)	92,064

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.9%)		Rate(d)	Date	Value

11,652,209	Thrivent Financial Securities Lending Trust		5.330%	N/A	$11,652,209

	Total Collateral Held for Securities Loaned
	(cost $11,652,209)				11,652,209

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

27

Small Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (1.5%)	Rate(d)	Date	Value

$125,000	Federal National Mortgage Association(e)	4.370%	8/16/2006	$124,757
573,956	Thrivent Money Market Fund(e)	5.020	N/A	573,956

	Total Short-Term Investments (at amortized cost)			698,713

	Total Investments (cost $46,091,928) 125.2%			$58,597,194

	Other Assets and Liabilities, Net (25.2%)			(11,798,821)

	Total Net Assets 100.0%			$46,798,373

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) At July 31, 2006, $124,757 in Short-Term Investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $573,956 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

Russell Mini Futures	8	September 2006	Long	$563,680	$561,992	$1,688

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$15,363,422
Gross unrealized depreciation	(2,858,156)

Net unrealized appreciation (depreciation)	$12,505,266
Cost for federal income tax purposes	$46,091,928

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

28

Mid Cap Growth Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (95.0%)	Value	Shares	Common Stock (95.0%)	Value

Consumer Discretionary (15.0%)			Energy (8.9%)
36,500	Abercrombie & Fitch Company	$1,933,040	47,500	Cameron International
56,550	Advance Auto Parts, Inc.	1,711,768		Corporation(b)	$2,394,475
44,000	Aeropostale, Inc.(b)	1,219,240	44,600	Denbury Resources, Inc.(b)	1,546,282
33,200	Chico’s FAS, Inc.(b,c)	751,980	28,600	Diamond Offshore Drilling, Inc.(c)	2,257,398
23,300	Chipotle Mexican Grill, Inc.(b,c)	1,223,250	43,900	Dresser-Rand Group, Inc.(b,c)	999,603
78,450	Coldwater Creek, Inc.(b,c)	1,563,508	13,400	EOG Resources, Inc.	993,610
40,800	DreamWorks Animation		16,400	GlobalSantaFe Corporation	900,852
	SKG, Inc.(b)	854,352	24,200	Grant Prideco, Inc.(b)	1,101,342
33,800	DSW, Inc.(b,c)	1,160,354	28,000	Helix Energy Solutions
1	Expedia, Inc.(b)	9		Group, Inc.(b,c)	1,091,720
66,600	Federated Department Stores, Inc.	2,338,326	24,100	National Oilwell Varco, Inc.(b,c)	1,615,664
38,900	GameStop Corporation(b,c)	1,618,629	30,500	Newfield Exploration Company(b)	1,414,590
25,000	Genesco, Inc.(b)	676,750	52,300	Peabody Energy Corporation	2,609,770
34,100	Harrah’s Entertainment, Inc.	2,049,751	47,800	Range Resources Corporation	1,343,658
66,800	Hilton Hotels Corporation	1,598,524	65,100	Southwestern Energy Company(b,c)	2,239,440
61,300	International Game Technology	2,369,858	16,900	Teekay LNG Partners, LP(b,c)	513,760
34,900	ITT Educational Services, Inc.(b)	2,352,958	38,900	Toreador Resources
45,100	McCormick & Schmick’s Seafood			Corporation(b,c)	1,000,897
	Restaurants, Inc.(b)	870,881	19,000	Ultra Petroleum Corporation(b)	1,112,640
40,200	Netflix, Inc.(b,c)	831,738	52,200	Weatherford International, Ltd.(b)	2,445,048
18,700	Panera Bread Company(b,c)	978,197	42,542	XTO Energy, Inc.	1,999,049

38,700	Priceline.com, Inc.(b,c)	1,040,256		Total Energy	27,579,798

52,800	Saks, Inc.(c)	852,192
56,000	Scientific Games Corporation(b)	1,902,320	Financials (8.8%)
10,500	Sears Holdings Corporation(b)	1,441,125	16,399	Affiliated Managers Group, Inc.(b,c)	1,501,328
61,500	Shuffle Master, Inc.(b,c)	1,792,725	27,200	AllianceBernstein Holding, LP(b,c)	1,768,000
64,700	Staples, Inc.	1,398,814	44,600	Assurant, Inc.	2,148,382
19,100	Starwood Hotels & Resorts		33,800	Assured Guaranty, Ltd.	861,900
	Worldwide, Inc.	1,004,278	32,900	Astoria Financial Corporation	978,775
12,700	Station Casinos, Inc.(c)	696,722	71,400	Charles Schwab Corporation	1,133,832
92,000	Texas Roadhouse, Inc.(b,c)	995,440	6,800	Chicago Mercantile Exchange
32,200	Toll Brothers, Inc.(b,c)	823,354		Holdings, Inc.	3,136,161
23,800	Tween Brands, Inc.(b)	885,836	92,100	E*TRADE Financial Corporation(b)	2,146,851
37,900	Under Armour, Inc.(b)	1,521,685	47,600	East West Bancorp, Inc.	1,920,660
119,300	Urban Outfitters, Inc.(b,c)	1,740,587	60,300	HCC Insurance Holdings, Inc.(c)	1,838,547
71,400	VistaPrint, Ltd.(b)	1,579,368	39,300	Lazard, Ltd.(c)	1,534,665
26,500	Williams-Sonoma, Inc.(c)	842,700	25,650	Legg Mason, Inc.	2,141,006
17,700	Wynn Resorts, Ltd.(b,c)	1,132,977	20,400	Lehman Brothers Holdings, Inc.	1,324,980
44,600	XM Satellite Radio		46,400	Mellon Financial Corporation	1,624,000
	Holdings, Inc.(b,c)	517,360	34,200	PartnerRe, Ltd.	2,124,846

	Total Consumer		58,000	TD Ameritrade Holding
	Discretionary	46,270,852		Corporation	950,040

				Total Financials	27,133,973

Consumer Staples (0.4%)
40,100	Corn Products International, Inc.	1,333,726

	Total Consumer Staples	1,333,726

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

29

Mid Cap Growth Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (95.0%)	Value	Shares	Common Stock (95.0%)	Value

Health Care (19.0%)			22,400	Ventana Medical
52,300	Advanced Medical			Systems, Inc.(b,c)	$1,044,064
	Optics, Inc.(b,c)	$2,575,775	49,400	Vertex Pharmaceuticals, Inc.(b,c)	1,655,888

26,000	Affymetrix, Inc.(b,c)	560,820		Total Health Care	58,628,268

5,900	Allergan, Inc.	636,315
14,900	Amylin Pharmaceuticals, Inc.(b,c)	727,120	Industrials (14.0%)
82,500	BioMarin Pharmaceutical, Inc.(b)	1,205,325	40,900	American Reprographics
20,257	Biomet, Inc.	667,266		Company(b)	1,307,982
11,800	C.R. Bard, Inc.(c)	837,446	22,800	Burlington Northern
18,900	Celgene Corporation(b,c)	905,121		Santa Fe Corporation	1,571,148
20,600	Covance, Inc.(b)	1,313,456	19,400	Corporate Executive
26,775	Coventry Health Care, Inc.(b)	1,411,042		Board Company	1,823,600
37,300	Cytyc Corporation(b)	917,580	9,300	Cummins, Inc.(c)	1,088,100
21,600	Dade Behring Holdings, Inc.	879,768	22,400	DRS Technologies, Inc.	1,036,896
41,150	DaVita, Inc.(b)	2,058,323	48,340	Expeditors International of
46,000	Dentsply International, Inc.	1,439,800		Washington, Inc.	2,198,020
27,100	Dexcom, Inc.(b,c)	322,219	26,900	Forward Air Corporation(c)	863,221
15,300	Digene Corporation(b)	645,813	22,000	Foster Wheeler, Ltd.(b,c)	839,080
75,200	Endo Pharmaceutical		40,700	GATX Corporation	1,595,033
	Holdings, Inc.(b)	2,336,464	42,800	Huron Consulting Group, Inc.(b)	1,484,304
34,400	Fisher Scientific		45,900	Interline Brands, Inc.(b)	1,000,620
	International, Inc.(b)	2,549,384	37,600	ITT Industries, Inc.	1,900,680
45,800	Forest Laboratories, Inc.(b)	2,120,998	13,300	Jacobs Engineering Group, Inc.(b)	1,103,767
53,100	Gen-Probe, Inc.(b)	2,758,545	26,700	Joy Global, Inc.	1,001,784
19,000	Genzyme Corporation(b)	1,297,320	36,300	Kirby Corporation(b)	1,165,593
42,100	Gilead Sciences, Inc.(b)	2,588,308	28,000	Landstar System, Inc.	1,195,320
19,900	Haemonetics Corporation(b,c)	873,013	39,200	Mobile Mini, Inc.(b,c)	1,200,304
11,100	Henry Schein, Inc.(b)	526,251	74,000	Monster Worldwide, Inc.(b)	2,960,000
25,500	Intuitive Surgical, Inc.(b,c)	2,427,600	52,000	Oshkosh Truck Corporation	2,229,760
30,800	Manor Care, Inc.(c)	1,541,540	51,300	Precision Castparts Corporation	3,060,045
30,600	Medco Health Solutions, Inc.(b)	1,815,498	15,000	Rockwell Automation, Inc.	929,700
47,000	Medicis Pharmaceutical		22,600	Rockwell Collins, Inc.	1,206,162
	Corporation(c)	1,295,320	28,100	Roper Industries, Inc.	1,270,120
48,000	MedImmune, Inc.(b,c)	1,218,240	24,300	Stericycle, Inc.(b,c)	1,632,474
44,700	NeoPharm, Inc.(b,c)	203,385	21,800	Textron, Inc.	1,960,038
81,200	NuVasive, Inc.(b,c)	1,420,188	24,500	Thomas & Betts Corporation(b)	1,159,585
77,600	PDL BioPharma, Inc.(b,c)	1,397,576	40,700	URS Corporation(b)	1,611,720
44,300	Pharmaceutical Product		45,200	US Airways Group, Inc.(b,c)	2,065,188
	Development, Inc.	1,704,664	38,000	UTI Worldwide, Inc.	885,400

62,900	Psychiatric Solutions, Inc.(b,c)	1,980,721		Total Industrials	43,345,644

13,700	Quest Diagnostics, Inc.	823,644
27,800	ResMed, Inc.(b,c)	1,290,198	Information Technology (21.5%)
61,100	St. Jude Medical, Inc.(b)	2,254,590	132,100	Activision, Inc.(b)	1,578,595
37,200	Thermo Electron Corporation(b)	1,376,772	81,734	Adobe Systems, Inc.(b)	2,330,236
22,300	Varian Medical Systems, Inc.(b)	1,010,636	61,400	Akamai Technologies, Inc.(b,c)	2,433,282
57,600	VCA Antech, Inc.(b)	2,014,272	21,100	Alliance Data
				Systems Corporation(b)	1,082,852

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

30

Mid Cap Growth Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (95.0%)	Value	Shares	Common Stock (95.0%)	Value

Information Technology — continued			62,800	Viisage Technology, Inc.(b,c)	$1,087,696
43,400	Amdocs, Ltd.(b)	$1,574,552	106,200	Xilinx, Inc.	2,154,798
41,600	Amphenol Corporation	2,332,928	21,000	Zoran Corporation(b)	337,050

80,000	aQuantive, Inc.(b,c)	1,640,000		Total Information
42,000	Autodesk, Inc.(b)	1,432,620		Technology	66,341,067

109,100	Avaya, Inc.(b)	1,010,266
21,450	Baidu.com, Inc.(b,c)	1,542,255	Materials (3.5%)
161,400	BEA Systems, Inc.(b)	1,894,836	16,000	Allegheny Technologies, Inc.(c)	1,022,240
68,550	Broadcom Corporation(b)	1,644,514	52,000	Ball Corporation	1,991,600
33,100	Citrix Systems, Inc.(b)	1,051,587	32,300	Bemis Company, Inc.	991,610
135,200	CNET Networks, Inc.(b,c)	1,141,088	27,400	Freeport-McMoRan Copper &
42,600	Cogent, Inc.(b,c)	602,790		Gold, Inc.(c)	1,494,944
37,376	Cognizant Technology		63,900	Mosaic Company(b,c)	1,002,591
	Solutions Corporation(b)	2,447,754	16,400	PPG Industries, Inc.	1,009,256
146,200	Compuware Corporation(b)	1,021,938	38,300	Praxair, Inc.	2,100,372
43,550	Fiserv, Inc.(b)	1,901,393	111,900	Smurfit-Stone Container
34,000	Freescale Semiconductor, Inc.(b,c)	973,420		Corporation(b)	1,132,428

74,900	Hyperion Solutions Corporation(b)	2,333,884		Total Materials	10,745,041

45,600	Intersil Corporation	1,072,056
572,700	JDS Uniphase Corporation(b)	1,219,851	Telecommunications Services (3.9%)
146,236	Juniper Networks, Inc.(b)	1,966,874	40,310	American Tower Corporation(b)	1,362,478
51,180	KLA-Tencor Corporation(c)	2,159,284	93,100	Broadwing Corporation(b,c)	855,589
46,500	Lam Research Corporation(b)	1,933,935	25,500	Crown Castle International
44,800	Marvell Technology Group, Ltd.(b)	831,040		Corporation(b,c)	898,365
23,900	Mercury Interactive Corporation(b)	1,199,780	118,700	Dobson Communications
77,510	Microchip Technology, Inc.	2,500,473		Corporation(b,c)	796,477
50,200	MoneyGram International, Inc.	1,538,630	251,700	Level 3 Communications, Inc.(b,c)	984,147
54,100	National Semiconductor		28,800	NeuStar, Inc.(b,c)	888,768
	Corporation	1,258,366	58,500	NII Holdings, Inc.(b,c)	3,087,630
25,800	NAVTEQ Corporation(b,c)	727,044	39,800	Rogers Communications, Inc.	1,699,460
24,600	Network Appliance, Inc.(b)	730,374	58,700	SBA Communications
158,800	Novell, Inc.(b)	1,030,612		Corporation(b,c)	1,401,756

57,300	Oplink Communications, Inc.(b,c)	853,770		Total Telecommunications
52,800	Palm, Inc.(b,c)	787,248		Services	11,974,670

50,000	Rackable Systems, Inc.(b,c)	1,066,000

83,000	Red Hat, Inc.(b,c)	1,965,440		Total Common Stock
72,200	Redback Networks, Inc.(b,c)	1,116,212		(cost $280,076,400)	293,353,039

21,300	SanDisk Corporation(b)	993,858
245,000	Sun Microsystems, Inc.(b)	1,065,750
47,200	Tessera Technologies, Inc.(b,c)	1,485,384
109,700	TIBCO Software, Inc.(b)	873,212
76,200	Varian Semiconductor Equipment
	Associates, Inc.(b)	2,415,540

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

31

Mid Cap Growth Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.6%)	Rate(d)	Date	Value

75,986,728	Thrivent Financial Securities Lending Trust	5.330%	N/A	$75,986,728

	Total Collateral Held for Securities Loaned
	(cost $75,986,728)			75,986,728

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.6%)	Rate(d)	Date	Value

$2,500,000	Falcon Asset Securitization Corporation	5.320%	8/1/2006	$2,500,000
11,769,261	Thrivent Money Market Fund	5.020	N/A	11,769,261

	Total Short-Term Investments (at amortized cost)			14,269,261

	Total Investments (cost $370,332,389) 124.2%			$383,609,028

	Other Assets and Liabilities, Net (24.2%)			(74,710,521)

	Total Net Assets 100.0%			$308,898,507

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$31,290,793
Gross unrealized depreciation	(18,014,154)

Net unrealized appreciation (depreciation)	$13,276,639
Cost for federal income tax purposes	$370,332,389

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

32

Partner Mid Cap Value Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (96.5%)	Value	Shares	Common Stock (96.5%)	Value

Consumer Discretionary (9.8%)			4,211	Equity Residential REIT	$195,854
2,890	Autoliv, Inc.	$162,331	3,494	Everest Re Group, Ltd.	330,567
5,334	Dow Jones & Company, Inc.(b)	186,903	3,073	Healthcare Realty Trust, Inc.(b)	101,686
7,224	Harrah’s Entertainment, Inc.	434,235	3,637	Home Properties, Inc.(b)	202,872
9,151	J.C. Penney Company, Inc.		15,394	Hudson City Bancorp, Inc.(b)	199,660
	(Holding Company)	576,147	7,433	iStar Financial, Inc.	295,536
4,062	Lamar Advertising Company(c)	199,200	12,246	KeyCorp	451,877
7,372	Lennar Corporation	329,750	4,393	Liberty Property Trust	205,812
170	Mohawk Industries, Inc.(b,c)	11,733	4,511	Lincoln National Corporation	255,683
15,540	Newell Rubbermaid, Inc.(b)	409,634	2,896	M&T Bank Corporation	353,080
8,905	Ross Stores, Inc.	221,645	4,983	Northern Trust Corporation	284,529

	Total Consumer		4,445	PartnerRe, Ltd.(b)	276,168
	Discretionary	2,531,578	8,910	Plum Creek Timber Company, Inc.	303,475

			4,677	PMI Group, Inc.(b)	198,585
Consumer Staples (5.2%)			3,533	RenaissanceRe Holdings, Ltd.(b)	183,045
5,030	Clorox Company	301,498	2,283	Torchmark Corporation	138,053
2,123	Pepsi Bottling Group, Inc.	70,590	4,838	Zions Bancorporation	397,393

2,603	Reynolds American, Inc.(b)	330,008		Total Financials	7,904,684

7,563	Safeway, Inc.	212,369
8,702	Smithfield Foods, Inc.(b,c)	247,572	Health Care (6.1%)
6,600	SUPERVALU, Inc.	178,926	7,205	Apria Healthcare Group, Inc.(b,c)	126,232

	Total Consumer Staples	1,340,963	9,069	Charles River Laboratories

				International, Inc.(c)	321,950
Energy (11.5%)			4,254	Coventry Health Care, Inc.(c)	224,186
13,325	BJ Services Company	483,298	5,606	Health Net, Inc.(c)	235,284
8,027	EOG Resources, Inc.	595,202	12,089	IMS Health, Inc.(b)	331,722
28,631	Range Resources Corporation(b)	804,816	8,358	MedImmune, Inc.(b,c)	212,126
10,417	Ultra Petroleum Corporation(c)	610,020	7,050	PerkinElmer, Inc.	127,112

19,100	Williams Companies, Inc.	463,175		Total Health Care	1,578,612

	Total Energy	2,956,511

			Industrials (7.6%)
Financials (30.7%)			2,904	Alliant Techsystems, Inc.(c)	232,727
7,463	Ambac Financial Group, Inc.	620,250	18,233	Allied Waste Industries, Inc.(c)	185,247
2,939	American Capital Strategies, Ltd.(b)	102,865	4,678	American Standard Companies, Inc.	180,711
10,276	Apartment Investment &		2,195	Carlisle Companies, Inc.	175,359
	Management Company	494,173	3,643	Cooper Industries, Ltd.	313,881
2,841	Assurant, Inc.	136,851	6,946	Norfolk Southern Corporation	301,595
3,865	Bear Stearns Companies, Inc.	548,328	5,129	Republic Services, Inc.	205,981
1,739	Brandywine Realty Trust(b)	55,022	4,619	Rockwell Collins, Inc.	246,516
6,197	CIT Group, Inc.	284,504	4,121	Swift Transportation
2,374	City National Corporation	158,370		Company, Inc.(b,c)	110,237

1,855	Commerce Bancshares, Inc.	94,382		Total Industrials	1,952,254

5,729	Developers Diversified
	Realty Corporation	302,377	Information Technology (7.9%)
2,879	E*TRADE Financial Corporation(c)	67,109	33,081	Activision, Inc.(c)	395,318
6,881	Eaton Vance Corporation(b)	170,374	7,316	Amphenol Corporation	410,281
13,089	Equity Office Properties Trust	496,204	5,452	Arrow Electronics, Inc.(c)	154,074

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

33

Partner Mid Cap Value Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (96.5%)	Value	Shares	Common Stock (96.5%)	Value

Information Technology — continued			Telecommunications Services (0.8%)
30,032	BearingPoint, Inc.(b,c)	$240,256	4,647	Embarq Corporation(c)	$210,277

2,280	Freescale Semiconductor, Inc.(c)	65,276		Total Telecommunications
14,110	Seagate Technology(b)	327,352		Services	210,277

4,659	Tessera Technologies, Inc.(b,c)	146,619
18,446	Unisys Corporation(b,c)	94,444	Utilities (13.2%)
6,562	Zebra Technologies Corporation(c)	205,719	7,166	AGL Resources, Inc.	279,617

	Total Information		4,964	CMS Energy Corporation(b,c)	69,546
	Technology	2,039,339	9,154	DPL, Inc.	254,115

			12,060	Edison International, Inc.	499,043
Materials (3.7%)			9,136	Entergy Corporation	704,386
2,316	Allegheny Technologies, Inc.(b)	147,969	3,029	FirstEnergy Corporation	169,624
8,945	Commercial Metals Company	202,962	5,125	Northeast Utilities Service Company	114,800
7,035	MeadWestvaco Corporation(b)	183,754	13,374	PG&E Corporation	557,428
9,676	Packaging Corporation of America(b)	221,871	15,372	PPL Corporation	522,955
4,367	Rohm and Haas Company	201,406	1,226	Sierra Pacific Resources(c)	17,716

	Total Materials	957,962	4,956	Wisconsin Energy Corporation	209,143

				Total Utilities	3,398,373

				Total Common Stock
				(cost $24,039,563)	24,870,553

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (11.4%)		Rate(d)	Date	Value

2,951,185	Thrivent Financial Securities Lending Trust		5.330%	N/A	$2,951,185

	Total Collateral Held for Securities Loaned
	(cost $2,951,185)				2,951,185

			Interest	Maturity
Shares	Short-Term Investments (2.7%)		Rate(d)	Date	Value

689,018	Thrivent Money Market Fund		5.020%	N/A	$689,018

	Total Short-Term Investments (at amortized cost)				689,018

	Total Investments (cost $27,679,766) 110.6%				$28,510,756

	Other Assets and Liabilities, Net (10.6%)				(2,743,242)

	Total Net Assets 100.0%				$25,767,514

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$1,568,170
Gross unrealized depreciation	(737,180)

Net unrealized appreciation (depreciation)	$830,990
Cost for federal income tax purposes	$27,679,766

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

34

Mid Cap Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (97.0%)	Value	Shares	Common Stock (97.0%)	Value

Consumer Discretionary (11.9%)			Energy (7.8%)
88,700	Abercrombie & Fitch Company	$4,697,552	199,700	Chesapeake Energy Corporation	$6,570,130
172,600	Advance Auto Parts, Inc.	5,224,602	232,100	Newfield Exploration Company(b)	10,764,798
96,300	American Eagle Outfitters, Inc.	3,164,418	212,200	Noble Energy, Inc.	10,739,442
259,000	CBS Corporation	7,104,370	424,600	Range Resources Corporation	11,935,506
96,800	Children’s Place Retail		359,100	Southwestern Energy Company(b)	12,353,040
	Stores, Inc.(b,c)	5,403,376	193,900	Ultra Petroleum Corporation(b)	11,354,784
144,700	Clear Channel		333,500	Williams Companies, Inc.	8,087,375
	Communications, Inc.	4,189,065	227,000	XTO Energy, Inc.	10,666,730

161,850	Coldwater Creek, Inc.(b,c)	3,225,670		Total Energy	82,471,805

163,700	E.W. Scripps Company(c)	6,994,901
120,000	Federated Department Stores, Inc.	4,213,200	Financials (17.7%)
234,200	Foot Locker, Inc.	6,363,214	129,300	A.G. Edwards, Inc.	6,977,028
82,600	Genesco, Inc.(b,c)	2,235,982	60,450	Affiliated Managers
231,200	Goodyear Tire &			Group, Inc.(b,c)	5,534,198
	Rubber Company(b,c)	2,543,200	146,200	American Capital
91,400	Harley-Davidson, Inc.(c)	5,209,800		Strategies, Ltd.(c)	5,117,000
48,000	Harrah’s Entertainment, Inc.	2,885,280	125,000	Assurant, Inc.	6,021,250
216,800	International Game Technology	8,381,488	42,800	Bear Stearns Companies, Inc.	6,072,036
64,600	MGM MIRAGE(b,c)	2,295,884	98,200	Brown & Brown, Inc.(c)	3,082,498
45,400	Mohawk Industries, Inc.(b,c)	3,133,508	229,566	CapitalSource, Inc.(c)	5,415,462
251,400	Newell Rubbermaid, Inc.	6,626,904	38,500	City National Corporation	2,568,335
168,700	NIKE, Inc.	13,327,300	454,700	Colonial BancGroup, Inc.	11,549,380
109,700	Nordstrom, Inc.	3,762,710	81,800	Commerce Bancorp, Inc.(c)	2,778,746
124,800	Ross Stores, Inc.	3,106,272	104,100	Cullen/Frost Bankers, Inc.(c)	6,112,752
570,100	Service Corporation International	4,281,451	232,000	Endurance Specialty
131,300	TJX Companies, Inc.	3,199,781		Holdings, Ltd.	7,043,520
10,500	Washington Post Company	8,095,500	85,100	Everest Re Group, Ltd.	8,051,311
198,900	WMS Industries, Inc.(b,c)	5,276,817	196,282	Fidelity National Financial, Inc.	7,527,415

	Total Consumer		219,100	General Growth Properties, Inc.	9,999,724
	Discretionary	124,942,245	582,850	HCC Insurance Holdings, Inc.	17,771,097

			108,700	Home Properties, Inc.	6,063,286
Consumer Staples (4.6%)			73,100	Investors Financial Services
110,800	Alberto-Culver Company	5,400,392		Corporation(c)	3,276,342
134,200	Clorox Company	8,043,948	86,900	Leucadia National Corporation(c)	2,392,357
414,300	Constellation Brands, Inc.(b)	10,133,778	136,300	Mellon Financial Corporation	4,770,500
274,900	Flowers Foods, Inc.(c)	7,829,152	120,250	Mercantile Bankshares
235,300	Hershey Company(c)	12,934,441		Corporation	4,276,090
160,100	NBTY, Inc.(b)	4,727,753	246,700	Nationwide Health

	Total Consumer Staples	49,069,464		Properties, Inc.	5,851,724

			383,100	New York Community
				Bancorp, Inc.(c)	6,256,023
			120,800	PartnerRe, Ltd.(c)	7,505,304

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

35

Mid Cap Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (97.0%)	Value	Shares	Common Stock (97.0%)	Value

Financials — continued			Industrials (13.9%)
129,600	PMI Group, Inc.(c)	$5,502,816	594,900	Allied Waste Industries, Inc.(b)	$6,044,184
195,300	Rayonier, Inc. REIT(c)	7,774,893	170,900	AMR Corporation(b,c)	3,759,800
206,500	TCF Financial Corporation(c)	5,556,915	65,900	ARAMARK Corporation	2,115,390
255,300	U-Store-It Trust	4,866,018	186,300	Cintas Corporation(c)	6,576,390
146,150	W.R. Berkley Corporation	5,261,400	89,400	Cooper Industries, Ltd.	7,702,704
107,900	Westamerica Bancorporation(c)	5,191,069	81,800	GATX Corporation(c)	3,205,742

	Total Financials	186,166,489	231,400	Kirby Corporation(b)	7,430,254

			276,000	Laidlaw International, Inc.	7,314,000
Health Care (12.6%)			139,000	MSC Industrial Direct
263,400	Advanced Medical			Company, Inc.	5,730,970
	Optics, Inc.(b,c)	12,972,450	293,100	Oshkosh Truck Corporation	12,568,128
83,100	Aetna, Inc.	2,616,819	405,200	Republic Services, Inc.	16,272,832
59,300	Amylin Pharmaceuticals, Inc.(b,c)	2,893,840	348,400	Roper Industries, Inc.	15,747,680
208,800	Applera Corporation		198,500	Southwest Airlines Company	3,571,015
	(Celera Genomics Group)(b)	2,818,800	66,500	Stericycle, Inc.(b,c)	4,467,470
145,100	Beckman Coulter, Inc.	8,306,975	308,400	Tetra Tech, Inc.(b,c)	4,943,652
114,000	Biovail Corporation	2,529,660	413,300	URS Corporation(b)	16,366,680
81,800	C.R. Bard, Inc.(c)	5,805,346	231,100	Waste Management, Inc.	7,945,218
54,400	Cephalon, Inc.(b,c)	3,576,256	258,200	WESCO International, Inc.(b)	15,040,150

119,900	Cooper Companies, Inc.(c)	5,299,580		Total Industrials	146,802,259

116,600	Cytyc Corporation(b)	2,868,360
105,800	Dentsply International, Inc.	3,311,540	Information Technology (12.8%)
59,900	Edwards Lifesciences		203,600	ADTRAN, Inc.	4,452,732
	Corporation(b,c)	2,649,976	405,700	Alcatel SA ADR(b,c)	4,576,296
112,800	Endo Pharmaceutical		60,700	Alliance Data Systems
	Holdings, Inc.(b)	3,504,696		Corporation(b)	3,115,124
95,500	Henry Schein, Inc.(b,c)	4,527,655	89,000	Amphenol Corporation	4,991,120
221,600	IMS Health, Inc.(c)	6,080,704	106,300	Analog Devices, Inc.	3,436,679
38,700	Intuitive Surgical, Inc.(b,c)	3,684,240	708,700	Avaya, Inc.(b)	6,562,562
53,400	Invitrogen Corporation(b,c)	3,299,586	272,400	BEA Systems, Inc.(b)	3,197,976
160,600	LifePoint Hospitals, Inc.(b,c)	5,410,614	217,900	Cadence Design Systems, Inc.(b)	3,527,801
98,500	Omnicare, Inc.(c)	4,458,110	87,600	CDW Corporation	5,175,408
149,200	PDL BioPharma, Inc.(b,c)	2,687,092	58,800	CheckFree Corporation(b)	2,616,600
163,600	Quest Diagnostics, Inc.(c)	9,835,632	59,900	Cognizant Technology
113,900	Respironics, Inc.(b)	4,052,562		Solutions Corporation(b)	3,922,851
55,100	Sepracor, Inc.(b,c)	2,721,940	792,400	Compuware Corporation(b)	5,538,876
60,200	Sierra Health Services, Inc.(b)	2,599,436	71,900	Diebold, Inc.(c)	2,904,760
190,500	St. Jude Medical, Inc.(b)	7,029,450	46,000	DST Systems, Inc.(b,c)	2,590,260
107,400	Universal Health Services, Inc.(c)	6,014,400	121,400	eFunds Corporation(b,c)	2,553,042
163,400	Vertex Pharmaceuticals, Inc.(b,c)	5,477,168	214,300	Electronic Data Systems
134,000	WebMD Health Corporation(b,c)	5,696,340		Corporation	5,121,770

	Total Health Care	132,729,227	74,900	FormFactor, Inc.(b)	3,210,963

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

36

Mid Cap Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (97.0%)	Value	Shares	Common Stock (97.0%)	Value

Information Technology — continued			42,300	FMC Corporation	$2,609,487
238,500	Integrated Device		207,200	Lubrizol Corporation	8,861,944
	Technology, Inc.(b)	$3,689,595	97,800	Newmont Mining Corporation	5,010,294
98,900	International Rectifier		1,053,200	Owens-Illinois, Inc.(b)	15,934,916
	Corporation(b,c)	3,525,785	567,100	Pactiv Corporation(b)	13,899,621
139,900	Intersil Corporation	3,289,049	357,500	RPM International, Inc.(c)	6,699,550

264,600	Juniper Networks, Inc.(b)	3,558,870		Total Materials	95,295,410

84,000	MEMC Electronic
	Materials, Inc.(b)	2,555,280	Telecommunications Services (1.0%)
92,200	Microchip Technology, Inc.	2,974,372	971,300	Cincinnati Bell, Inc.(b,c)	3,894,913
107,400	MoneyGram International, Inc.	3,291,810	131,900	NII Holdings, Inc.(b)	6,961,682

68,400	Paychex, Inc.	2,337,912		Total Telecommunications
221,100	QLogic Corporation(b)	3,867,039		Services	10,856,595

138,900	Red Hat, Inc.(b,c)	3,289,152
109,900	Salesforce.com, Inc.(b,c)	2,824,430	Utilities (5.7%)
755,300	STATS ChipPAC, Ltd.(b,c)	4,267,445	612,100	CMS Energy Corporation(b,c)	8,575,521
150,000	Sybase, Inc.(b)	3,157,500	94,400	Dominion Resources, Inc.	7,408,512
148,200	Synopsys, Inc.(b)	2,652,780	77,300	National Fuel Gas Company(c)	2,870,922
131,300	Varian Semiconductor		133,200	Northeast Utilities
	Equipment Associates, Inc.(b,c)	4,162,210		Service Company	2,983,680
247,500	Vishay Intertechnology, Inc.(b,c)	3,472,425	67,900	NRG Energy, Inc.(b,c)	3,344,075
121,000	WebEx Communications, Inc.(b,c)	4,147,880	113,300	Pepco Holdings, Inc.	2,775,850
237,400	Western Digital Corporation(b,c)	4,163,996	123,400	PNM Resources, Inc.(c)	3,308,354
719,000	Wind River Systems, Inc.(b,c)	5,946,130	122,000	PPL Corporation	4,150,440

	Total Information		91,200	Questar Corporation	8,080,320
	Technology	134,668,480	105,700	SCANA Corporation	4,226,943

			204,000	Southern Union Company(c)	5,536,560
Materials (9.0%)			153,200	Wisconsin Energy Corporation	6,465,040

61,200	Albemarle Corporation	3,085,704		Total Utilities	59,726,217

89,800	Ball Corporation	3,439,340

534,000	Bemis Company, Inc.(c)	16,393,800		Total Common Stock
905,000	Chemtura Corporation(c)	7,792,050		(cost $978,849,545)	1,022,728,191

694,400	Crown Holdings, Inc.(b)	11,568,704

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (19.3%)		Rate(d)	Date	Value

202,981,339	Thrivent Financial Securities Lending Trust		5.330%	N/A	$202,981,339

		Total Collateral Held for Securities Loaned
		(cost $202,981,339)			202,981,339

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

37

Mid Cap Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.3%)	Rate(d)	Date	Value

$9,000,000	Deutsche Bank Financial, LLC	5.290%	8/1/2006	$9,000,000
25,465,157	Thrivent Money Market Fund	5.020	N/A	25,465,157

	Total Short-Term Investments (at amortized cost)			34,465,157

	Total Investments (cost $1,216,296,041) 119.6%			$1,260,174,687

	Other Assets and Liabilities, Net (19.6%)			(206,084,607)

	Total Net Assets 100.0%			$1,054,090,080

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR – American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$84,847,063
Gross unrealized depreciation	(40,968,417)

Net unrealized appreciation (depreciation)	$43,878,646
Cost for federal income tax purposes	$1,216,296,041

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

38

Mid Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Consumer Discretionary (13.9%)			2,900	Laureate Education, Inc.(b)	$132,385
2,700	99 Cents Only Stores(b,c)	$27,945	3,860	Lear Corporation(c)	87,120
5,070	Abercrombie & Fitch Company	268,507	2,670	Lee Enterprises, Inc.(c)	66,296
6,100	Advance Auto Parts, Inc.	184,647	1,900	M.D.C. Holdings, Inc.(c)	82,897
3,000	Aeropostale, Inc.(b,c)	83,130	1,310	Media General, Inc.(c)	47,723
7,400	American Eagle Outfitters, Inc.	243,164	7,400	Michaels Stores, Inc.	313,908
3,300	American Greetings Corporation(c)	74,349	1,950	Modine Manufacturing Company	45,962
4,100	AnnTaylor Stores Corporation(b)	168,346	3,060	Mohawk Industries, Inc.(b,c)	211,201
4,150	Applebee’s International, Inc.	73,704	6,300	O’Reilly Automotive, Inc.(b)	178,605
4,017	ArvinMeritor, Inc.(c)	66,120	3,760	OSI Restaurant Partners, Inc.	108,626
680	Bandag, Inc.(c)	23,446	4,100	Pacific Sunwear of
3,060	Barnes & Noble, Inc.	102,571		California, Inc.(b,c)	68,388
2,200	Beazer Homes USA, Inc.(c)	91,718	3,870	Payless ShoeSource, Inc.(b)	100,156
5,010	Belo Corporation	80,761	7,900	PETsMART, Inc.	186,124
1,510	Blyth, Inc.	26,380	5,000	Pier 1 Imports, Inc.(c)	34,000
2,110	Bob Evans Farms, Inc.	58,109	3,400	Polo Ralph Lauren Corporation	193,936
3,660	Borders Group, Inc.	69,577	5,390	Reader’s Digest Association, Inc.(c)	73,627
3,140	BorgWarner, Inc.	188,400	2,600	Regis Corporation	87,568
2,500	Boyd Gaming Corporation(c)	83,850	3,900	Rent-A-Center, Inc.(b)	105,027
4,775	Brinker International, Inc.(c)	154,710	8,000	Ross Stores, Inc.	199,120
3,750	Callaway Golf Company(c)	47,438	3,400	Ruby Tuesday, Inc.(c)	74,664
5,500	Career Education Corporation(b)	156,530	2,500	Ryland Group, Inc.(c)	102,125
5,900	CarMax, Inc.(b,c)	205,320	7,710	Saks, Inc.(c)	124,439
2,100	Catalina Marketing Corporation(c)	61,047	1,980	Scholastic Corporation(b)	56,925
1,800	CBRL Group, Inc.(c)	58,806	3,800	Scientific Games Corporation(b)	129,086
4,400	Cheesecake Factory, Inc.(b)	100,540	2,600	Sotheby’s Holdings, Inc.(b)	71,838
10,200	Chico’s FAS, Inc.(b)	231,030	2,000	Thor Industries, Inc.(c)	85,680
5,460	Claire’s Stores, Inc.	136,664	3,000	Timberland Company(b)	77,250
4,800	Corinthian Colleges, Inc.(b,c)	64,416	6,600	Toll Brothers, Inc.(b,c)	168,762
3,390	DeVry, Inc.(b)	71,529	3,000	Tupperware Corporation	51,780
5,870	Dollar Tree Stores, Inc.(b)	156,142	6,200	Urban Outfitters, Inc.(b,c)	90,458
2,100	Emmis Communications		2,660	Valassis Communications, Inc.(b)	54,610
	Corporation(b,c)	31,122	340	Washington Post Company	262,140
1,900	Entercom Communications		3,650	Westwood One, Inc.	24,309
	Corporation	48,165	6,460	Williams-Sonoma, Inc.(c)	205,428

8,700	Foot Locker, Inc.	236,379		Total Consumer
2,820	Furniture Brands			Discretionary	8,483,663

	International, Inc.(c)	56,569
3,300	GameStop Corporation(b)	137,313	Consumer Staples (2.0%)
8,600	Gentex Corporation(c)	114,724	3,720	BJ’s Wholesale Club, Inc.(b)	105,946
7,100	GTECH Holdings Corporation	239,199	3,580	Church & Dwight Company, Inc.	130,670
3,220	Harte-Hanks, Inc.	78,536	3,550	Energizer Holdings, Inc.(b)	225,886
2,100	Hovnanian Enterprises, Inc.(b,c)	57,519	4,100	Hormel Foods Corporation	154,693
1,950	International Speedway		3,188	J.M. Smucker Company	142,280
	Corporation	88,238	1,530	Lancaster Colony Corporation(c)	58,630
2,000	ITT Educational Services, Inc.(b)	134,840	3,360	PepsiAmericas, Inc.	75,936

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

39

Mid Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Consumer Staples — continued			2,900	Cathay General Bancorp(c)	$106,575
2,090	Ruddick Corporation	$51,163	2,400	City National Corporation	160,104
5,500	Smithfield Foods, Inc.(b)	156,475	8,700	Colonial BancGroup, Inc.	220,980
1,510	Tootsie Roll Industries, Inc.(c)	40,996	2,900	Cullen/Frost Bankers, Inc.	170,288
1,440	Universal Corporation(c)	50,861	6,100	Developers Diversified

	Total Consumer Staples	1,193,536		Realty Corporation	321,958

			7,300	Eaton Vance Corporation	180,748
Energy (10.6%)			3,690	Everest Re Group, Ltd.	349,111
8,000	Arch Coal, Inc.(c)	303,520	9,827	Fidelity National Financial, Inc.	376,865
6,500	Cameron International		5,400	First American Corporation	199,854
	Corporation(b)	327,665	6,300	First Niagara Financial Group, Inc.(c)	92,169
6,800	Denbury Resources, Inc.(b)	235,756	4,550	FirstMerit Corporation(c)	99,736
8,670	ENSCO International, Inc.	400,727	2,900	Greater Bay Bancorp	83,056
3,800	FMC Technologies, Inc.(b)	239,476	2,960	Hanover Insurance Group, Inc.	136,989
3,100	Forest Oil Corporation(b,c)	103,881	6,300	HCC Insurance Holdings, Inc.	192,087
7,320	Grant Prideco, Inc.(b)	333,133	3,100	Highwoods Properties, Inc.	115,444
5,290	Hanover Compressor Company(b,c)	100,510	2,450	Horace Mann Educators
6,040	Helmerich & Payne, Inc.	167,187		Corporation	41,576
7,200	Newfield Exploration Company(b)	333,936	4,100	Hospitality Properties Trust	178,637
9,940	Noble Energy, Inc.	503,063	3,800	IndyMac Bancorp, Inc.(c)	160,550
1,690	Overseas Shipholding Group, Inc.	108,819	3,700	Investors Financial Services
9,600	Patterson-UTI Energy, Inc.	271,872		Corporation(c)	165,834
14,900	Peabody Energy Corporation	743,510	5,600	Jefferies Group, Inc.	145,488
7,250	Pioneer Natural		9,200	Leucadia National Corporation(b,c)	253,276
	Resources Company	328,788	5,000	Liberty Property Trust	234,250
4,500	Plains Exploration &		2,840	Longview Fibre Company(c)	59,754
	Production Company(b,c)	197,820	4,100	Macerich Company	298,275
3,200	Pogo Producing Company	141,664	3,600	Mack-Cali Realty Corporation	173,916
9,100	Pride International, Inc.(b)	271,817	6,870	Mercantile Bankshares Corporation	244,297
3,900	Quicksilver Resources, Inc.(b,c)	137,904	2,100	Mercury General Corporation	115,878
11,420	Smith International, Inc.	508,989	6,000	New Plan Excel Realty Trust, Inc.(c)	155,520
9,400	Southwestern Energy Company(b,c)	323,360	14,810	New York Community
3,310	Tidewater, Inc.(c)	157,920		Bancorp, Inc.(c)	241,847
3,300	Western Gas Resources, Inc.	200,112	3,610	Ohio Casualty Corporation	93,571

	Total Energy	6,441,429	12,906	Old Republic International

				Corporation	274,511
Financials (17.8%)			5,040	PMI Group, Inc.	213,998
4,360	A.G. Edwards, Inc.	235,266	2,255	Potlatch Corporation(c)	78,046
4,900	AMB Property Corporation	256,907	3,850	Protective Life Corporation	178,294
2,600	American Financial Group, Inc.	109,486	4,600	Radian Group, Inc.	283,038
7,300	AmeriCredit Corporation(b)	179,507	5,125	Raymond James Financial, Inc.	148,932
2,200	AmerUs Group Company(c)	147,598	4,228	Rayonier, Inc. REIT	168,317
5,400	Arthur J. Gallagher & Company(c)	146,718	3,800	Regency Centers Corporation	243,656
7,378	Associated Banc-Corp	231,374	3,600	SEI Investments Company	175,896
4,720	Astoria Financial Corporation	140,420	3,100	StanCorp Financial Group, Inc.	133,579
3,070	Bank of Hawaii Corporation	152,088	2,000	SVB Financial Group(b,c)	89,640
6,400	Brown & Brown, Inc.	200,896	6,280	TCF Financial Corporation(c)	168,995

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

40

Mid Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Financials — continued			6,120	Sepracor, Inc.(b,c)	$302,328
2,650	Texas Regional Bancshares, Inc.	$100,462	3,770	STERIS Corporation	87,351
7,500	United Dominion Realty		2,300	Techne Corporation(b)	114,287
	Trust, Inc.(c)	208,875	4,900	Triad Hospitals, Inc.(b)	190,953
2,490	Unitrin, Inc.	99,600	3,100	Universal Health Services, Inc.	173,600
9,550	W.R. Berkley Corporation	343,800	5,170	Valeant Pharmaceuticals
4,700	Waddell & Reed Financial, Inc.	102,319		International(c)	89,338
4,996	Washington Federal, Inc.(c)	111,761	7,400	Varian Medical Systems, Inc.(b)	335,368
3,050	Webster Financial Corporation	143,838	1,800	Varian, Inc.(b)	80,964
4,500	Weingarten Realty Investors	179,820	4,600	VCA Antech, Inc.(b)	160,862
1,810	Westamerica Bancorporation(c)	87,079	6,300	Vertex Pharmaceuticals, Inc.(b,c)	211,176

3,940	Wilmington Trust Corporation	171,587		Total Health Care	6,216,290

	Total Financials	10,874,936

			Industrials (15.5%)
Health Care (10.2%)			5,030	Adesa, Inc.	102,662
3,956	Advanced Medical Optics, Inc.(b,c)	194,833	5,110	AGCO Corporation(b)	117,326
3,900	Affymetrix, Inc.(b,c)	84,123	5,100	AirTran Holdings, Inc.(b,c)	63,954
2,440	Apria Healthcare Group, Inc.(b,c)	42,749	2,120	Alaska Air Group, Inc.(b)	78,716
3,500	Beckman Coulter, Inc.	200,375	2,550	Alexander & Baldwin, Inc.	102,255
3,500	Cephalon, Inc.(b,c)	230,090	2,000	Alliant Techsystems, Inc.(b)	160,280
4,000	Charles River Laboratories		4,040	AMETEK, Inc.	171,377
	International, Inc.(b)	142,000	1,510	Banta Corporation	53,348
5,500	Community Health Systems, Inc.(b)	199,430	2,640	Brink’s Company(c)	145,438
3,490	Covance, Inc.(b)	222,522	9,740	C.H. Robinson Worldwide, Inc.	445,897
6,400	Cytyc Corporation(b)	157,440	1,760	Carlisle Companies, Inc.	140,606
8,720	Dentsply International, Inc.	272,936	61,100	Cendant Corporation(b)	148,473
3,290	Edwards Lifesciences		4,833	ChoicePoint, Inc.(b)	165,095
	Corporation(b,c)	145,550	2,610	Con-way, Inc.	129,143
2,900	Gen-Probe, Inc.(b)	150,655	4,000	Copart, Inc.(b,c)	106,560
6,440	Health Net, Inc.(b)	270,287	2,300	Corporate Executive
4,900	Henry Schein, Inc.(b)	232,309		Board Company	216,200
3,530	Hillenbrand Industries, Inc.	175,300	2,900	Crane Company	111,360
2,000	Intuitive Surgical, Inc.(b,c)	190,400	2,900	Deluxe Corporation(c)	49,300
3,100	Invitrogen Corporation(b)	191,549	3,780	Donaldson Company, Inc.(c)	124,324
3,300	LifePoint Hospitals, Inc.(b)	111,177	2,300	DRS Technologies, Inc.(c)	106,467
5,400	Lincare Holdings, Inc.(b)	187,974	3,800	Dun & Bradstreet Corporation(b)	253,536
1,800	Martek Biosciences Corporation(b,c)	50,274	12,200	Expeditors International of
3,100	Medicis Pharmaceutical			Washington, Inc.	554,732
	Corporation(c)	85,436	6,980	Fastenal Company(c)	248,279
17,738	Millennium Pharmaceuticals, Inc.(b)	174,187	2,780	Federal Signal Corporation	41,505
6,880	Omnicare, Inc.(c)	311,389	3,220	Flowserve Corporation(b)	166,796
2,000	Par Pharmaceutical		2,800	GATX Corporation(c)	109,732
	Companies, Inc.(b,c)	30,480	3,850	Graco, Inc.	151,266
6,500	PDL BioPharma, Inc.(b,c)	117,065	1,945	Granite Construction, Inc.	84,588
4,820	Perrigo Company	76,349	2,440	Harsco Corporation	196,688
5,800	Pharmaceutical Product		3,670	Herman Miller, Inc.	104,265
	Development, Inc.	223,184	3,010	HNI Corporation	122,236

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

41

Mid Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Industrials — continued			5,000	Amphenol Corporation	$280,400
3,430	Hubbell, Inc.(c)	$161,210	6,920	Arrow Electronics, Inc.(b)	195,559
3,340	Jacobs Engineering Group, Inc.(b)	277,187	24,160	Atmel Corporation(b)	115,726
6,900	JB Hunt Transport Services, Inc.(c)	141,933	8,240	Avnet, Inc.(b)	149,968
8,700	JetBlue Airways Corporation(b,c)	93,003	2,860	Avocent Corporation(b)	73,159
7,050	Joy Global, Inc.	264,516	6,800	BISYS Group, Inc.(b)	83,504
1,100	Kelly Services, Inc.	29,777	1,315	Cabot Microelectronics
2,260	Kennametal, Inc.	120,345		Corporation(b,c)	39,161
2,400	Korn/Ferry International(b)	44,568	15,880	Cadence Design Systems, Inc.(b)	257,097
2,400	Lincoln Electric Holdings, Inc.	137,712	3,440	CDW Corporation	203,235
5,040	Manpower, Inc.	299,779	8,200	Ceridian Corporation(b)	196,882
1,400	Mine Safety Appliances Company(c)	55,636	5,090	CheckFree Corporation(b)	226,505
3,100	MSC Industrial Direct		7,900	Cognizant Technology Solutions
	Company, Inc.	127,813		Corporation(b)	517,371
3,000	Navigant Consulting, Inc.(b,c)	57,240	3,230	CommScope, Inc.(b,c)	100,873
1,880	Nordson Corporation	85,540	4,400	Cree, Inc.(b,c)	86,812
4,200	Oshkosh Truck Corporation	180,096	2,740	CSG Systems International, Inc.(b)	71,350
5,720	Pentair, Inc.	164,278	7,910	Cypress Semiconductor
7,540	Precision Castparts Corporation	449,761		Corporation(b,c)	120,153
6,790	Quanta Services, Inc.(b,c)	108,368	3,800	Diebold, Inc.	153,520
6,700	Republic Services, Inc.	269,072	3,460	DST Systems, Inc.(b)	194,833
1,862	Rollins, Inc.	39,344	2,200	Dycom Industries, Inc.(b,c)	39,578
5,000	Roper Industries, Inc.	226,000	2,300	F5 Networks, Inc.(b)	106,582
390	Sequa Corporation(b,c)	31,613	3,650	Fair Isaac Corporation	123,297
3,440	SPX Corporation	187,996	6,800	Fairchild Semiconductor
2,400	Stericycle, Inc.(b,c)	161,232		International, Inc.(b)	111,248
3,030	Swift Transportation		5,300	Fidelity National Information
	Company, Inc.(b,c)	81,052		Services, Inc.	189,422
1,160	Tecumseh Products Company(c)	20,590	3,300	Gartner Group, Inc.(b,c)	46,992
2,320	Teleflex, Inc.	132,449	7,680	Harris Corporation	349,824
3,100	Thomas & Betts Corporation(b)	146,723	2,000	Imation Corporation(c)	81,440
4,700	Timken Company	151,340	6,600	Ingram Micro, Inc.(b)	116,358
4,095	Trinity Industries, Inc.	136,855	11,390	Integrated Device
3,900	United Rentals, Inc.(b,c)	108,888		Technology, Inc.(b)	176,203
2,800	Werner Enterprises, Inc.(c)	50,400	4,100	International Rectifier
3,300	YRC Worldwide, Inc.(b,c)	131,274		Corporation(b,c)	146,165

	Total Industrials	9,445,994	8,000	Intersil Corporation	188,080

			4,200	Jack Henry & Associates, Inc.(c)	79,254
Information Technology (15.1%)			5,000	KEMET Corporation(b)	41,850
22,100	3Com Corporation(b)	104,754	7,900	Lam Research Corporation(b)	328,561
15,600	Activision, Inc.(b)	186,420	6,400	Lattice Semiconductor
4,430	Acxiom Corporation	108,446		Corporation(b,c)	37,760
3,860	ADTRAN, Inc.	84,418	2,900	Macrovision Corporation(b)	56,898
800	Advent Software, Inc.(b)	24,976	8,980	McAfee, Inc.(b)	193,519
3,900	Alliance Data Systems		8,900	McDATA Corporation(b,c)	28,480
	Corporation(b,c)	200,148	9,300	MEMC Electronic Materials, Inc.(b)	282,906

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

42

Mid Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Information Technology — continued			3,960	Lubrizol Corporation	$169,369
4,440	Mentor Graphics Corporation(b)	$61,183	11,500	Lyondell Chemical Company	256,105
3,610	Micrel, Inc.(b,c)	38,555	2,500	Martin Marietta Materials, Inc.	201,300
12,035	Microchip Technology, Inc.	388,249	1,170	Minerals Technologies, Inc.(c)	59,225
4,700	MoneyGram International, Inc.	144,055	4,180	Olin Corporation	67,005
5,920	MPS Group, Inc.(b)	76,901	3,500	Packaging Corporation of America	80,255
3,050	National Instruments Corporation	84,638	3,400	Reliance Steel &
2,300	Newport Corporation(b,c)	41,929		Aluminum Company	121,890
5,200	Palm, Inc.(b,c)	77,532	6,690	RPM International, Inc.	125,371
2,700	Plantronics, Inc.(c)	42,012	2,500	Scotts Company	98,075
2,600	Plexus Corporation(b)	64,792	2,520	Sensient Technologies Corporation	50,249
5,000	Polycom, Inc.(b)	111,000	5,640	Sonoco Products Company	183,469
6,420	Powerwave Technologies, Inc.(b,c)	50,975	2,400	Steel Dynamics, Inc.(c)	139,248
3,050	Reynolds and Reynolds Company	107,940	5,720	Valspar Corporation	140,884
10,700	RF Micro Devices, Inc.(b,c)	65,912	4,100	Worthington Industries, Inc.(c)	83,722

4,200	RSA Security, Inc.(b,c)	115,836		Total Materials	2,933,454

4,160	Semtech Corporation(b)	53,664
2,600	Silicon Laboratories, Inc.(b)	95,992	Telecommunications Services (0.5%)
2,200	SRA International, Inc.(b)	53,218	13,910	Cincinnati Bell, Inc.(b)	55,779
5,060	Sybase, Inc.(b)	106,513	5,710	Telephone and Data Systems, Inc.	233,311

8,080	Synopsys, Inc.(b)	144,632		Total Telecommunications
3,040	Tech Data Corporation(b)	113,027		Services	289,090

2,180	Transaction Systems
	Architects, Inc.(b)	80,704	Utilities (8.4%)
7,879	TriQuint Semiconductor, Inc.(b,c)	37,189	4,460	AGL Resources, Inc.	174,029
5,900	UTStarcom, Inc.(b,c)	49,029	6,570	Alliant Energy Corporation	237,703
10,370	Vishay Intertechnology, Inc.(b)	145,491	7,266	Aqua America, Inc.(c)	158,399
12,500	Western Digital Corporation(b)	219,250	21,090	Aquila, Inc.(b)	93,640
4,300	Wind River Systems, Inc.(b,c)	35,561	1,880	Black Hills Corporation(c)	67,360
3,900	Zebra Technologies Corporation(b)	122,265	6,820	DPL, Inc.	189,323

	Total Information		4,370	Duquesne Light Holdings, Inc.(c)	85,084
	Technology	9,227,731	8,250	Energy East Corporation	200,722

			6,800	Equitable Resources, Inc.	244,868
Materials (4.8%)			4,530	Great Plains Energy, Inc.(c)	132,865
3,890	Airgas, Inc.	141,012	4,640	Hawaiian Electric Industries, Inc.(c)	132,982
2,290	Albemarle Corporation	115,462	2,420	IDACORP, Inc.(c)	90,218
3,240	Bowater, Inc.(c)	65,707	10,125	MDU Resources Group, Inc.	249,581
3,670	Cabot Corporation	122,101	4,760	National Fuel Gas Company	176,786
13,570	Chemtura Corporation	116,838	8,660	Northeast Utilities
6,700	Commercial Metals Company	152,023		Service Company	193,984
2,350	Cytec Industries, Inc.	125,514	6,040	NSTAR	188,267
2,490	Ferro Corporation	40,214	5,060	OGE Energy Corporation	191,521
2,700	Florida Rock Industries, Inc.	102,762	6,700	ONEOK, Inc.	249,307
2,200	FMC Corporation	135,718	10,655	Pepco Holdings, Inc.	261,048
2,560	Glatfelter Company	39,936	3,860	PNM Resources, Inc.	103,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

43

Mid Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Utilities — continued			2,790	WGL Holdings, Inc.(c)	$83,784
6,620	Puget Energy, Inc.	$147,030	6,520	Wisconsin Energy Corporation	275,144
4,880	Questar Corporation	432,368	2,300	WPS Resources Corporation	118,611

6,490	SCANA Corporation	259,535		Total Utilities	5,133,827

11,270	Sierra Pacific Resources(b,c)	162,852

4,320	Vectren Corporation	120,139		Total Common Stock
4,900	Westar Energy, Inc.	113,190		(cost $47,820,140)	60,239,950

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (20.4%)		Rate(d)	Date	Value

12,452,125	Thrivent Financial Securities Lending Trust		5.330%	N/A	$12,452,125

		Total Collateral Held for Securities Loaned
		(cost $12,452,125)			12,452,125

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (1.6%)		Rate(d)	Date	Value

$125,000	Federal National Mortgage Association(e)		4.735%	8/16/2006	$124,757
824,292	Thrivent Money Market Fund(e)		5.020	N/A	824,292

		Total Short-Term Investments (at amortized cost)			949,049

		Total Investments (cost $61,221,314) 120.8%			$73,641,124

		Other Assets and Liabilities, Net (20.8%)			(12,698,723)

		Total Net Assets 100.0%			$60,942,401

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) At July 31, 2006, $124,757 of Short-Term Investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $824,292 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Loss

S&P 400 Mini-Futures	12	September 2006	Long	$895,680	$900,558	$(4,878)

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$15,973,819
Gross unrealized depreciation	(3,554,009)

Net unrealized appreciation (depreciation)	$12,419,810
Cost for federal income tax purposes	$61,221,314

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

44

Mid Cap Index Fund-I Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Consumer Discretionary (13.7%)			700	ITT Educational Services, Inc.(b)	$47,194
1,166	99 Cents Only Stores(b,c)	$12,068	1,000	Laureate Education, Inc.(b)	45,650
1,775	Abercrombie & Fitch Company	94,004	1,475	Lear Corporation(c)	33,291
2,150	Advance Auto Parts, Inc.	65,080	960	Lee Enterprises, Inc.(c)	23,837
1,100	Aeropostale, Inc.(b,c)	30,481	600	M.D.C. Holdings, Inc.(c)	26,178
2,614	American Eagle Outfitters, Inc.	85,896	635	Media General, Inc.(c)	23,133
1,100	American Greetings Corporation(c)	24,783	2,700	Michaels Stores, Inc.	114,534
1,500	AnnTaylor Stores Corporation(b)	61,590	640	Modine Manufacturing Company	15,085
1,500	Applebee’s International, Inc.(c)	26,640	1,020	Mohawk Industries, Inc.(b,c)	70,400
1,486	ArvinMeritor, Inc.(c)	24,460	2,300	O’Reilly Automotive, Inc.(b)	65,205
380	Bandag, Inc.(c)	13,102	1,345	OSI Restaurant Partners, Inc.(c)	38,857
995	Barnes & Noble, Inc.(c)	33,352	1,500	Pacific Sunwear of
800	Beazer Homes USA, Inc.(c)	33,352		California, Inc.(b,c)	25,020
1,915	Belo Corporation	30,870	1,325	Payless ShoeSource, Inc.(b)	34,291
615	Blyth, Inc.(c)	10,744	2,800	PETsMART, Inc.	65,968
920	Bob Evans Farms, Inc.	25,337	1,700	Pier 1 Imports, Inc.(c)	11,560
1,265	Borders Group, Inc.	24,048	1,300	Polo Ralph Lauren Corporation	74,152
1,140	BorgWarner, Inc.	68,400	2,015	Reader’s Digest Association, Inc.(c)	27,525
900	Boyd Gaming Corporation(c)	30,186	900	Regis Corporation(c)	30,312
1,690	Brinker International, Inc.(c)	54,756	1,400	Rent-A-Center, Inc.(b)	37,702
1,250	Callaway Golf Company	15,812	2,920	Ross Stores, Inc.	72,679
2,000	Career Education Corporation(b)	56,920	1,200	Ruby Tuesday, Inc.(c)	26,352
2,100	CarMax, Inc.(b,c)	73,080	900	Ryland Group, Inc.(c)	36,765
700	Catalina Marketing Corporation(c)	20,349	2,735	Saks, Inc.(c)	44,143
680	CBRL Group, Inc.(c)	22,216	810	Scholastic Corporation(b)	23,288
1,550	Cheesecake Factory, Inc.(b,c)	35,418	1,300	Scientific Games Corporation(b)	44,161
3,700	Chico’s FAS, Inc.(b)	83,805	905	Sotheby’s Holdings, Inc.(b)	25,005
1,980	Claire’s Stores, Inc.	49,559	700	Thor Industries, Inc.(c)	29,988
1,700	Corinthian Colleges, Inc.(b,c)	22,814	1,100	Timberland Company(b)	28,325
1,195	DeVry, Inc.(b,c)	25,214	2,400	Toll Brothers, Inc.(b,c)	61,368
2,102	Dollar Tree Stores, Inc.(b)	55,913	1,100	Tupperware Corporation(c)	18,986
800	Emmis Communications		2,200	Urban Outfitters, Inc.(b,c)	32,098
	Corporation(b,c)	11,856	975	Valassis Communications, Inc.(b)	20,017
700	Entercom Communications		120	Washington Post Company	92,520
	Corporation(c)	17,745	1,360	Westwood One, Inc.	9,058
3,200	Foot Locker, Inc.	86,944	2,370	Williams-Sonoma, Inc.(c)	75,366

1,000	Furniture Brands			Total Consumer
	International, Inc.(c)	20,060		Discretionary	3,055,719

1,100	GameStop Corporation(b,c)	45,771
3,100	Gentex Corporation(c)	41,354	Consumer Staples (2.0%)
2,620	GTECH Holdings Corporation	88,268	1,330	BJ’s Wholesale Club, Inc.(b)	37,878
1,235	Harte-Hanks, Inc.	30,122	1,265	Church & Dwight Company, Inc.	46,172
700	Hovnanian Enterprises, Inc.(b,c)	19,173	1,200	Energizer Holdings, Inc.(b)	76,356
755	International Speedway		1,525	Hormel Foods Corporation	57,538
	Corporation	34,164	1,195	J.M. Smucker Company	53,333

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

45

Mid Cap Index Fund-I Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Consumer Staples — continued			1,185	Bank of Hawaii Corporation	$58,705
645	Lancaster Colony Corporation(c)	$24,716	2,200	Brown & Brown, Inc.	69,058
1,310	PepsiAmericas, Inc.	29,606	1,100	Cathay General Bancorp(c)	40,425
880	Ruddick Corporation	21,542	910	City National Corporation	60,706
2,000	Smithfield Foods, Inc.(b)	56,900	3,100	Colonial BancGroup, Inc.	78,740
584	Tootsie Roll Industries, Inc.(c)	15,856	1,100	Cullen/Frost Bankers, Inc.	64,592
650	Universal Corporation(c)	22,958	2,200	Developers Diversified

	Total Consumer Staples	442,855		Realty Corporation	116,116

			2,600	Eaton Vance Corporation	64,376
Energy (10.2%)			1,305	Everest Re Group, Ltd.	123,466
2,800	Arch Coal, Inc.(c)	106,232	3,518	Fidelity National Financial, Inc.	134,915
2,300	Cameron International		1,900	First American Corporation	70,319
	Corporation(b)	115,943	2,300	First Niagara Financial Group, Inc.(c)	33,649
2,400	Denbury Resources, Inc.(b)	83,208	1,670	FirstMerit Corporation	36,606
3,080	ENSCO International, Inc.	142,358	1,100	Greater Bay Bancorp	31,504
1,300	FMC Technologies, Inc.(b)	81,926	1,065	Hanover Insurance Group, Inc.	49,288
1,100	Forest Oil Corporation(b,c)	36,861	2,150	HCC Insurance Holdings, Inc.	65,554
2,630	Grant Prideco, Inc.(b)	119,691	1,300	Highwoods Properties, Inc.	48,412
1,810	Hanover Compressor Company(b,c)	34,390	930	Horace Mann Educators
2,250	Helmerich & Payne, Inc.	62,280		Corporation	15,782
2,600	Newfield Exploration Company(b)	120,588	1,600	Hospitality Properties Trust	69,712
3,580	Noble Energy, Inc.	181,184	1,300	IndyMac Bancorp, Inc.(c)	54,925
570	Overseas Shipholding Group, Inc.	36,702	1,300	Investors Financial
3,500	Patterson-UTI Energy, Inc.	99,120		Services Corporation(c)	58,266
5,200	Peabody Energy Corporation	259,475	2,000	Jefferies Group, Inc.(c)	51,960
2,560	Pioneer Natural		3,300	Leucadia National Corporation(c)	90,849
	Resources Company(c)	116,096	1,900	Liberty Property Trust	89,015
1,600	Plains Exploration &		1,020	Longview Fibre Company(c)	21,461
	Production Company(b,c)	70,336	1,400	Macerich Company	101,850
1,200	Pogo Producing Company(c)	53,124	1,400	Mack-Cali Realty Corporation(c)	67,634
3,300	Pride International, Inc.(b)	98,571	2,585	Mercantile Bankshares Corporation	91,923
1,300	Quicksilver Resources, Inc.(b,c)	45,968	900	Mercury General Corporation(c)	49,662
4,100	Smith International, Inc.	182,737	2,200	New Plan Excel Realty Trust, Inc.	57,024
3,400	Southwestern Energy Company(b,c)	116,960	5,400	New York Community
1,080	Tidewater, Inc.(c)	51,527		Bancorp, Inc.(c)	88,182
1,100	Western Gas Resources, Inc.	66,704	1,315	Ohio Casualty Corporation	34,085

	Total Energy	2,281,981	4,621	Old Republic International

				Corporation	98,289
Financials (18.0%)			1,770	PMI Group, Inc.(c)	75,154
1,475	A.G. Edwards, Inc.	79,591	918	Potlatch Corporation(c)	31,786
1,800	AMB Property Corporation	94,374	1,455	Protective Life Corporation	67,381
1,000	American Financial Group, Inc.	42,110	1,700	Radian Group, Inc.	104,601
2,600	AmeriCredit Corporation(b)	63,934	1,850	Raymond James Financial, Inc.(c)	53,761
800	AmerUs Group Company	53,672	1,683	Rayonier, Inc. REIT	67,000
2,000	Arthur J. Gallagher & Company(c)	54,340	1,500	Regency Centers Corporation	96,180
2,644	Associated Banc-Corp	82,916	1,300	SEI Investments Company	63,518
1,745	Astoria Financial Corporation	51,914	1,200	StanCorp Financial Group, Inc.	51,708

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

46

Mid Cap Index Fund-I Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Financials — continued			2,000	Pharmaceutical Product
800	SVB Financial Group(b,c)	$35,856		Development, Inc.	$76,960
2,420	TCF Financial Corporation(c)	65,122	2,170	Sepracor, Inc.(b,c)	107,198
1,000	Texas Regional Bancshares, Inc.	37,910	1,380	STERIS Corporation	31,975
2,800	United Dominion Realty		900	Techne Corporation(b)	44,721
	Trust, Inc.(c)	77,980	1,800	Triad Hospitals, Inc.(b)	70,146
1,015	Unitrin, Inc.	40,600	1,200	Universal Health Services, Inc.	67,200
3,450	W.R. Berkley Corporation	124,200	1,870	Valeant Pharmaceuticals
1,800	Waddell & Reed Financial, Inc.	39,186		International(c)	32,314
1,973	Washington Federal, Inc.	44,136	2,700	Varian Medical Systems, Inc.(b)	122,364
1,170	Webster Financial Corporation	55,177	600	Varian, Inc.(b)	26,988
1,700	Weingarten Realty Investors	67,932	1,700	VCA Antech, Inc.(b)	59,449
725	Westamerica Bancorporation(c)	34,880	2,200	Vertex Pharmaceuticals, Inc.(b,c)	73,744

1,570	Wilmington Trust Corporation	68,374		Total Health Care	2,210,420

	Total Financials	4,012,343

			Industrials (15.2%)
Health Care (9.9%)			1,830	Adesa, Inc.	37,350
1,324	Advanced Medical Optics, Inc.(b,c)	65,207	1,910	AGCO Corporation(b)	43,854
1,300	Affymetrix, Inc.(b,c)	28,041	1,900	AirTran Holdings, Inc.(b,c)	23,826
945	Apria Healthcare Group, Inc.(b,c)	16,556	835	Alaska Air Group, Inc.(b)	31,004
1,210	Beckman Coulter, Inc.	69,272	950	Alexander & Baldwin, Inc.	38,095
1,200	Cephalon, Inc.(b,c)	78,888	700	Alliant Techsystems, Inc.(b,c)	56,098
1,400	Charles River Laboratories		1,420	AMETEK, Inc.	60,236
	International, Inc.(b)	49,700	510	Banta Corporation	18,018
2,000	Community Health Systems, Inc.(b)	72,520	1,005	Brink’s Company(c)	55,365
1,270	Covance, Inc.(b)	80,975	3,620	C.H. Robinson Worldwide, Inc.	165,724
2,300	Cytyc Corporation(b)	56,580	565	Carlisle Companies, Inc.	45,138
3,064	Dentsply International, Inc.	95,903	22,100	Cendant Corporation(b)	53,703
1,200	Edwards Lifesciences Corporation(b,c)	53,088	1,800	ChoicePoint, Inc.(b)	61,488
1,000	Gen-Probe, Inc.(b)	51,950	1,015	Con-way, Inc.	50,222
2,350	Health Net, Inc.(b)	98,630	1,400	Copart, Inc.(b,c)	37,296
1,800	Henry Schein, Inc.(b)	85,338	800	Corporate Executive
1,330	Hillenbrand Industries, Inc.	66,048		Board Company	75,200
700	Intuitive Surgical, Inc.(b,c)	66,640	1,000	Crane Company	38,400
1,000	Invitrogen Corporation(b)	61,790	1,000	Deluxe Corporation(c)	17,000
1,100	LifePoint Hospitals, Inc.(b)	37,059	1,490	Donaldson Company, Inc.(c)	49,006
1,930	Lincare Holdings, Inc.(b)	67,183	800	DRS Technologies, Inc.(c)	37,032
600	Martek Biosciences		1,300	Dun & Bradstreet Corporation(b)	86,736
	Corporation(b,c)	16,758	4,200	Expeditors International of
1,100	Medicis Pharmaceutical			Washington, Inc.	190,974
	Corporation(c)	30,316	2,540	Fastenal Company(c)	90,348
6,422	Millennium Pharmaceuticals, Inc.(b)	63,064	995	Federal Signal Corporation(c)	14,855
2,385	Omnicare, Inc.(c)	107,945	1,100	Flowserve Corporation(b)	56,980
700	Par Pharmaceutical		1,125	GATX Corporation(c)	44,089
	Companies, Inc.(b,c)	10,668	1,400	Graco, Inc.	55,006
2,300	PDL BioPharma, Inc.(b,c)	41,423	630	Granite Construction, Inc.	27,399
1,630	Perrigo Company(c)	25,819	930	Harsco Corporation	74,967

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

47

Mid Cap Index Fund-I Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Industrials — continued			1,300	Alliance Data
1,380	Herman Miller, Inc.	$39,206		Systems Corporation(b)	$66,716
1,015	HNI Corporation	41,219	1,800	Amphenol Corporation	100,944
1,255	Hubbell, Inc.(c)	58,985	2,425	Arrow Electronics, Inc.(b)	68,530
1,120	Jacobs Engineering Group, Inc.(b)	92,949	8,490	Atmel Corporation(b)	40,667
2,460	JB Hunt Transport Services, Inc.(c)	50,602	2,960	Avnet, Inc.(b,c)	53,872
3,200	JetBlue Airways Corporation(b,c)	34,208	1,000	Avocent Corporation(b)	25,580
2,450	Joy Global, Inc.	91,924	2,400	BISYS Group, Inc.(b,c)	29,472
590	Kelly Services, Inc.(c)	15,971	517	Cabot Microelectronics
765	Kennametal, Inc.	40,736		Corporation(b,c)	15,396
800	Korn/Ferry International(b)	14,856	5,780	Cadence Design Systems, Inc.(b)	93,578
800	Lincoln Electric Holdings, Inc.(c)	45,904	1,250	CDW Corporation	73,850
1,750	Manpower, Inc.	104,090	3,000	Ceridian Corporation(b)	72,030
600	Mine Safety Appliances Company(c)	23,844	1,970	CheckFree Corporation(b)	87,665
1,200	MSC Industrial Direct		2,900	Cognizant Technology
	Company, Inc.	49,476		Solutions Corporation(b)	189,921
1,000	Navigant Consulting, Inc.(b,c)	19,080	1,100	CommScope, Inc.(b,c)	34,353
660	Nordson Corporation(c)	30,030	1,500	Cree, Inc.(b,c)	29,595
1,500	Oshkosh Truck Corporation	64,320	945	CSG Systems International, Inc.(b,c)	24,608
2,030	Pentair, Inc.	58,302	2,840	Cypress Semiconductor
2,700	Precision Castparts Corporation	161,055		Corporation(b,c)	43,140
2,300	Quanta Services, Inc.(b,c)	36,708	1,390	Diebold, Inc.(c)	56,156
2,500	Republic Services, Inc.	100,400	1,290	DST Systems, Inc.(b)	72,640
640	Rollins, Inc.(c)	13,523	900	Dycom Industries, Inc.(b,c)	16,191
1,800	Roper Industries, Inc.	81,360	800	F5 Networks, Inc.(b,c)	37,072
275	Sequa Corporation(b,c)	22,292	1,400	Fair Isaac Corporation	47,292
1,240	SPX Corporation	67,766	2,500	Fairchild Semiconductor
900	Stericycle, Inc.(b,c)	60,462		International, Inc.(b)	40,900
1,050	Swift Transportation		1,900	Fidelity National Information
	Company, Inc.(b,c)	28,088		Services, Inc.	67,906
485	Tecumseh Products Company(b,c)	8,609	1,200	Gartner Group, Inc.(b,c)	17,088
935	Teleflex, Inc.	53,379	2,690	Harris Corporation	122,530
1,100	Thomas & Betts Corporation(b)	52,063	800	Imation Corporation	32,576
1,800	Timken Company	57,960	2,300	Ingram Micro, Inc.(b)	40,549
1,380	Trinity Industries, Inc.	46,120	4,055	Integrated Device
1,400	United Rentals, Inc.(b,c)	39,088		Technology, Inc.(b,c)	62,731
1,075	Werner Enterprises, Inc.(c)	19,350	1,400	International Rectifier Corporation(b)	49,910
1,200	YRC Worldwide, Inc.(b,c)	47,736	2,900	Intersil Corporation	68,179

	Total Industrials	3,407,070	1,500	Jack Henry & Associates, Inc.(c)	28,305

			1,700	KEMET Corporation(b)	14,229
Information Technology (14.9%)			2,800	Lam Research Corporation(b)	116,452
7,800	3Com Corporation(b,c)	36,972	2,300	Lattice Semiconductor
5,777	Activision, Inc.(b,c)	69,035		Corporation(b,c)	13,570
1,545	Acxiom Corporation	37,822	1,000	Macrovision Corporation(b)	19,620
1,390	ADTRAN, Inc.	30,399	3,195	McAfee, Inc.(b)	68,852
500	Advent Software, Inc.(b,c)	15,610	3,200	McDATA Corporation(b,c)	10,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

48

Mid Cap Index Fund-I Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Information Technology — continued			4,210	Lyondell Chemical Company	$93,757
3,300	MEMC Electronic Materials, Inc.(b)	$100,386	905	Martin Marietta Materials, Inc.	72,871
1,750	Mentor Graphics Corporation(b,c)	24,115	570	Minerals Technologies, Inc.	28,853
1,300	Micrel, Inc.(b,c)	13,884	1,485	Olin Corporation	23,805
4,360	Microchip Technology, Inc.	140,654	1,300	Packaging Corporation of America	29,809
1,700	MoneyGram International, Inc.	52,105	1,400	Reliance Steel &
2,125	MPS Group, Inc.(b)	27,604		Aluminum Company	50,190
1,050	National Instruments Corporation	29,138	2,415	RPM International, Inc.(c)	45,257
1,000	Newport Corporation(b,c)	18,230	1,000	Scotts Company	39,230
1,800	Palm, Inc.(b,c)	26,838	1,010	Sensient Technologies
900	Plantronics, Inc.(c)	14,004		Corporation	20,139
900	Plexus Corporation(b)	22,428	1,975	Sonoco Products Company	64,247
1,790	Polycom, Inc.(b)	39,738	900	Steel Dynamics, Inc.(c)	52,218
2,200	Powerwave Technologies, Inc.(b,c)	17,468	2,100	Valspar Corporation	51,723
1,255	Reynolds and Reynolds Company	44,414	1,400	Worthington Industries, Inc.(c)	28,588

3,700	RF Micro Devices, Inc.(b,c)	22,792		Total Materials	1,068,982

1,600	RSA Security, Inc.(b,c)	44,128
1,500	Semtech Corporation(b)	19,350	Telecommunications Services (0.5%)
900	Silicon Laboratories, Inc.(b,c)	33,228	4,960	Cincinnati Bell, Inc.(b)	19,890
800	SRA International, Inc.(b,c)	19,352	2,135	Telephone and Data Systems, Inc.	87,236

1,900	Sybase, Inc.(b)	39,995		Total Telecommunications
2,900	Synopsys, Inc.(b)	51,910		Services	107,126

1,045	Tech Data Corporation(b)	38,853
685	Transaction Systems		Utilities (8.5%)
	Architects, Inc.(b)	25,359	1,685	AGL Resources, Inc.	65,749
2,815	TriQuint Semiconductor, Inc.(b,c)	13,287	2,375	Alliant Energy Corporation	85,928
2,300	UTStarcom, Inc.(b,c)	19,113	2,700	Aqua America, Inc.(c)	58,860
3,695	Vishay Intertechnology, Inc.(b)	51,841	7,595	Aquila, Inc.(b,c)	33,722
4,500	Western Digital Corporation(b)	78,930	770	Black Hills Corporation(c)	27,589
1,500	Wind River Systems, Inc.(b,c)	12,405	2,445	DPL, Inc.(c)	67,873
1,400	Zebra Technologies Corporation(b)	43,890	1,650	Duquesne Light Holdings, Inc.(c)	32,126

	Total Information		3,065	Energy East Corporation	74,571
	Technology	3,328,182	2,500	Equitable Resources, Inc.	90,025

			1,730	Great Plains Energy, Inc.(c)	50,741
Materials (4.8%)			1,770	Hawaiian Electric Industries, Inc.(c)	50,728
1,295	Airgas, Inc.	46,944	1,025	IDACORP, Inc.(c)	38,212
780	Albemarle Corporation	39,328	3,750	MDU Resources Group, Inc.	92,438
1,045	Bowater, Inc.(c)	21,193	1,770	National Fuel Gas Company	65,738
1,375	Cabot Corporation(c)	45,746	3,125	Northeast Utilities
4,920	Chemtura Corporation	42,361		Service Company	70,000
2,400	Commercial Metals Company	54,456	2,230	NSTAR	69,509
765	Cytec Industries, Inc.	40,859	1,965	OGE Energy Corporation(c)	74,375
890	Ferro Corporation	14,374	2,400	ONEOK, Inc.	89,304
900	Florida Rock Industries, Inc.(c)	34,254	3,832	Pepco Holdings, Inc.	93,884
900	FMC Corporation	55,521	1,495	PNM Resources, Inc.(c)	40,081
940	Glatfelter Company	14,664	2,425	Puget Energy, Inc.	53,859
1,370	Lubrizol Corporation	58,595	1,705	Questar Corporation(c)	151,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

49

Mid Cap Index Fund-I Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Utilities — continued			2,410	Wisconsin Energy Corporation	$101,702
2,390	SCANA Corporation	$95,576	900	WPS Resources Corporation	46,413

4,070	Sierra Pacific Resources(b,c)	58,812	Total Utilities		1,901,972

1,740	Vectren Corporation	48,389

1,700	Westar Energy, Inc.	39,270	Total Common Stock
1,180	WGL Holdings, Inc.(c)	35,435	(cost $16,112,395)		21,816,650

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.6%)		Rate(d)	Date	Value

5,506,414	Thrivent Financial Securities Lending Trust		5.330%	N/A	$5,506,414

		Total Collateral Held for Securities Loaned
		(cost $5,506,414)			5,506,414

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (2.6%)		Rate(d)	Date	Value

$100,000	Federal National Mortgage Association(e)		4.735%	8/16/2006	$99,806
492,022	Thrivent Money Market Fund(e)		5.020	N/A	492,022

		Total Short-Term Investments (at amortized cost)			591,828

		Total Investments (cost $22,210,637) 124.9%			$27,914,892

		Other Assets and Liabilities, Net (24.9%)			(5,566,601)

		Total Net Assets 100.0%			$22,348,291

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) At July 31, 2006, $99,806 in Short-Term Investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $492,022 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Loss

S&P 400 Mini-Futures	7	September 2006	Long	$522,480	$524,899	$(2,419)

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$6,601,362
Gross unrealized depreciation	(897,107)

Net unrealized appreciation (depreciation)	$5,704,255
Cost for federal income tax purposes	$22,210,637

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

50

Partner International Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (95.6%)	Value	Shares	Common Stock (95.6%)	Value

Australia (2.1%)			38,778	LVMH Moet Hennessy
136,800	AMP, Ltd.(b)	$944,172		Louis Vuitton SA(b)	$3,897,927
130,600	Brambles Industries, Ltd.(b)	1,087,413	10,500	Pernod Ricard SA(b)	2,187,053
388,100	Lend Lease Corporation, Ltd.(b)	4,238,260	56,200	Schneider Electric SA(b)	5,780,954
610,800	Macquarie Infrastructure Group(b)	1,270,698	14,719	Societe Generale(b)	2,198,157
35,000	Rio Tinto, Ltd.(b)	1,995,062	57,773	Societe Television Francaise 1(b)	1,844,574
203,600	Sydney Roads Group(b,c)	160,696	45,903	Total SA(b)	3,126,377

207,200	Transurban Group(b)	1,123,008		Total France	36,906,360

	Total Australia	10,819,309

			Germany (6.3%)
Austria (1.3%)			114,200	Adidas AG(b)	5,325,064
79,510	Erste Bank der oesterreichischen		89,900	Commerzbank AG(b)	3,148,958
	Sparkassen AG(b)	4,590,270	183,200	Deutsche Post AG-REG(b)	4,535,581
31,600	Telekom Austria AG(b)	714,100	16,500	Fresenius Medical Care AG
21,600	Wiener Staedtische Allgemeine			& Company(b)	1,970,991
	Versicherung AG(b)	1,258,611	36,989	Hypo Real Estate Holding AG(b)	2,057,539

	Total Austria	6,562,981	79,700	Metro AG(b)	4,544,794

			91,000	Praktiker Bau — und
Belgium (0.1%)				Heimwerkermaerkte Holding AG(b)	2,695,486
11,181	UCB SA(b)	651,800	98,600	ProSiebenSat.1 Media AG(b,c)	2,522,689

	Total Belgium	651,800	61,400	Siemens AG(b)	4,942,739

				Total Germany	31,743,841

Brazil (1.4%)
21,300	Banco Itau Holding Financeira SA	654,029	Greece (1.4%)
93,600	Companhia Vale do Rio Doce		32,084	Cosmote Mobile
	SP ADR	1,862,640		Telecommunications SA(b)	722,296
49,790	Petroleo Brasileiro SA ADR(c)	4,124,604	119,650	Hellenic Telecommunication
42,400	Tele Norte Leste Participacoes SA	562,648		Organization SA(b,c)	2,734,036

	Total Brazil	7,203,921	86,220	National Bank of Greece SA(b)	3,329,680

				Total Greece	6,786,012

Canada (0.2%)
28,000	Telus Corporation	1,176,280	Hong Kong (0.9%)

	Total Canada	1,176,280	437,200	Swire Pacific, Ltd.(b)	4,544,518

				Total Hong Kong	4,544,518

Denmark (0.4%)
34,522	Novo Nordisk AS(b)	2,124,461	Ireland (0.6%)

	Total Denmark	2,124,461	162,400	Anglo Irish Bank

				Corporation plc(b)	2,369,882
Finland (0.4%)			23,900	CRH plc(b)	770,659

103,711	Nokia Oyj(b)	2,059,050		Total Ireland	3,140,541

	Total Finland	2,059,050

			Italy (6.8%)
France (7.3%)			252,860	Banca Intesa SPA(b)	1,462,634
289,122	Axa SA(b)	9,958,011	380,000	Banca Intesa SPA(b)	2,039,369
51,284	Cap Gemini SA(b)	2,756,358	379,400	Capitalia SPA(b)	3,185,981
82,700	Carrefour SA(b)	5,156,949	259,511	Eni SPA(b)	7,961,995
			48,000	Lottomatica SPA(b)	1,787,914

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

51

Partner International Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (95.6%)	Value	Shares	Common Stock (95.6%)	Value

Italy — continued			466	Sumitomo Mitsui Financial
66,800	Mediobanca SPA(b)	$1,358,503		Group, Inc.(b)	$4,963,428
304,970	Saipem SPA(b)	7,039,477	610,700	Sumitomo Trust and Banking
1,241,830	UniCredito Italiano SPA(b)	9,563,424		Company, Ltd.(b)	6,488,386

	Total Italy	34,399,297	18,150	T&D Holdings, Inc.(b)	1,441,878

			125,300	Takeda Pharmaceutical
Japan (23.1%)				Company, Ltd.(b)	8,076,018
35,150	Aiful Corporation(b)	1,380,191	172,400	Toyota Motor Corporation(b)	9,074,667
31,100	Astellas Pharmaceutical, Inc.(b)	1,234,849	48,500	Ushio, Inc.(b)	1,034,831

268,700	Bridgestone Corporation(b)	4,892,602		Total Japan	116,508,038

25,500	Canon, Inc.(b)	1,217,462
31,100	Credit Saison Company, Ltd.(b)	1,347,590	Luxembourg (0.4%)
69,000	Daito Trust Construction		148,800	SES Global SA(b)	2,017,031

	Company, Ltd.(b)	3,749,432		Total Luxembourg	2,017,031

17,300	Fanuc, Ltd.(b)	1,442,549
120,900	Fuji Photo Film Company, Ltd.(b)	4,060,571	Mexico (1.9%)
38,600	Honda Motor Company(b)	1,270,926	67,300	America Movil SA de CV ADR	2,407,994
46,500	Hoya Corporation(b)	1,626,457	604,200	Grupo Financiero Banorte
42,000	IBIDEN Company, Ltd.(b)	2,031,040		SA de CV	1,659,148
37,900	JSR Corporation(b)	892,893	46,800	Grupo Televisia SA ADR	866,736
9,100	Keyence Corporation(b)	2,077,368	136,300	Telefonos de Mexico
76,000	Kyocera Corporation(b)	6,209,673		SA de CV ADR	3,194,872
44,100	Leopalace21 Corporation(b)	1,544,605	382,822	Wal-Mart de Mexico SA de CV	1,180,461

147,700	MARUI Company, Ltd.(b)	2,107,129		Total Mexico	9,309,211

158,500	Mitsubishi Corporation(b)	3,252,310
55,000	Mitsubishi Estate		Netherlands (2.5%)
	Company, Ltd.(b)	1,140,069	142,000	ABN AMRO Holding NV(b)	3,936,437
673	Mitsubishi UFJ Financial		149,500	ING Groep NV(b)	6,067,221
	Group, Inc.(b)	9,428,411	56,248	Royal Numico NV(b)	2,700,759

147,000	Mitsui Fudosan Company, Ltd.(b)	3,122,201		Total Netherlands	12,704,417

165,000	Mitsui Trust Holdings, Inc.(b)	1,813,011
16,400	Nidec Corporation(b)	1,166,432	Norway (0.2%)
258,700	Nikon Corporation(b)	4,585,828	57,800	Telenor ASA(b)	736,564

17,600	Nitto Denko Corporation(b)	1,278,785		Total Norway	736,564

9,920	ORIX Corporation(b)	2,589,332
3,041	Rakuten, Inc.(b)	1,446,947	Portugal (0.5%)
600	Resona Holdings, Inc.(b)	1,881,188	207,900	Portugal Telecom SGPS SA(b)	2,578,008

41,000	Secom Company, Ltd.(b)	1,999,078		Total Portugal	2,578,008

50,700	Sega Sammy Holdings, Inc.(b)	1,681,930
44,100	Seven & I Holdings		Singapore (2.7%)
	Company, Ltd.(b)	1,541,544	155,000	Chartered Semiconductor
36,350	Shin-Etsu Chemical			Manufacturing, Ltd.(b,c)	106,740
	Company, Ltd.(b)	2,107,336	232,100	Keppel Corporation, Ltd.(b)	2,247,058
14,000	SMC Corporation(b)	1,792,699	2,724,200	Singapore
48,500	Sony Corporation(b)	2,192,812		Telecommunications, Ltd.(b)	4,465,279
375,100	Sumitomo Corporation(b)	5,323,580	713,000	StarHub, Ltd.(b)	975,594

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

52

Partner International Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (95.6%)	Value	Shares	Common Stock (95.6%)	Value

Singapore — continued			19,200	Nestle SA(b)	$6,293,751
506,500	United Overseas Bank, Ltd.(b)	$5,003,889	8,871	Nobel Biocare Holding AG(b)	2,103,711
151,000	Venture Corporation, Ltd.(b)	1,022,380	75,816	Novartis AG(b)	4,289,820

	Total Singapore	13,820,940	29,400	Swatch Group AG(b)	5,236,354

			16,900	Swiss Life Holding(b)	3,907,363
South Africa (0.5%)			73,326	UBS AG(b)	3,991,196

71,500	ABSA Group, Ltd.(b)	1,054,814		Total Switzerland	39,397,012

80,200	Naspers, Ltd.(b)	1,409,264

	Total South Africa	2,464,078	Taiwan (0.3%)

			159,000	Hon Hai Precision Industry
South Korea (2.6%)				Company, Ltd. (Foxconn)(b)	942,157
17,810	Kookmin Bank(b)	1,541,357	72,408	Taiwan Semiconductor
51,600	Kookmin Bank ADR	4,449,984		Manufacturing Company, Ltd. ADR	627,780

23,300	KT Freetel Company, Ltd.(b)	693,804		Total Taiwan	1,569,937

56,150	LG Electronics, Inc.(b)	3,292,540
2,470	Lotte Shopping Company, Ltd.(b)	848,166	United Kingdom (16.2%)
3,590	Samsung Electronics		357,500	Amvescap plc(b)	3,469,947
	Company, Ltd.(b,c)	2,284,163	84,600	AstraZeneca plc(b)	5,164,757

	Total South Korea	13,110,014	140,900	Aviva plc(b)	1,891,477

			136,998	BP Amoco plc(b)	1,667,214
Spain (6.0%)			249,400	British Sky Broadcasting
15,754	Acciona SA(b)	2,405,431		Group plc(b)	2,611,642
60,300	Actividades de Construccion y		306,500	Capita Group plc(b)	2,995,375
	Servicios SA(b)	2,639,904	544,720	Friends Provident plc(b)	1,853,656
250,700	Banco Bilbao Vizcaya		348,134	GlaxoSmithKline plc(b)	9,633,095
	Argentaria SA(b)	5,341,851	1,069,700	Group 4 Securicor plc(b)	3,347,384
40,000	Cintra Concesiones de		85,400	Johnson Matthey plc(b)	2,065,139
	Infraestructuras de Transporte SA(b) 508,625		1,245,000	Kingfisher plc(b)	5,693,555
85,600	Enagas(b)	1,861,078	519,100	Lloyds TSB Group plc(b)	5,224,359
21,500	Grupo Ferrovial, SA(b)	1,738,438	57,500	Marks and Spencer Group plc(b)	641,587
167,000	Iberdrola SA(b)	5,931,529	73,400	Next plc(b)	2,344,426
84,100	Repsol YPF SA(b)	2,371,119	413,500	Pearson plc(b)	5,612,028
443,726	Telefonica SA(b)	7,507,121	48,213	Reckitt Benckiser plc(b)	1,935,617

	Total Spain	30,305,096	148,200	Royal Bank of Scotland

				Group plc(b)	4,827,145
Sweden (1.7%)			146,799	Royal Dutch Shell plc(b)	5,419,716
196,000	Assa Abloy AB(b)	3,226,476	238,725	Unilever plc(b)	5,650,509
102,900	Atlas Copco AB(b)	2,566,305	1,944,688	Vodafone Group plc(b)	4,224,691
799,000	Telefonaktiebolaget LM Ericsson(b)	2,518,362	454,500	WPP Group plc(b)	5,382,764

	Total Sweden	8,311,143		Total United Kingdom	81,656,083

Switzerland (7.8%)				Total Common Stock
121,000	ABB, Ltd.(b)	1,565,370		(cost $405,457,017)	482,605,943

31,890	Credit Suisse Group(b)	1,787,374
8,325	Givaudan SA(b)	6,876,221
42,850	Holcim, Ltd.(b)	3,345,852

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

53

Partner International Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.1%)	Rate(d)	Date	Value

$9,800,000	DnB NORBank ASA	5.300%	8/1/2006	$9,800,000
10,658,678	Thrivent Money Market Fund	5.020	N/A	10,658,678

	Total Short-Term Investments (at amortized cost)			20,458,678

	Total Investments (cost $425,915,695) 99.7%			$503,064,621

	Other Assets and Liabilities, Net 0.3%			1,754,358

	Total Net Assets 100.0%			$504,818,979

(a) The categories of investments are shown as a percentage of total net assets.

(b) Security is fair valued.

(c) Non-income producing security.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$85,256,542
Gross unrealized depreciation	(8,107,616)

Net unrealized appreciation (depreciation)	$77,148,926
Cost for federal income tax purposes	$425,915,695

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

54

Large Cap Growth Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Consumer Discretionary (11.0%)			Energy (7.4%)
14,050	Abercrombie & Fitch Company	$744,088	15,300	Arch Coal, Inc.	$580,482
17,650	Aeropostale, Inc.(b)	489,082	29,150	Baker Hughes, Inc.	2,330,542
11,950	Apollo Group, Inc.(b)	565,474	16,050	Cameron International
37,662	Best Buy Company, Inc.	1,707,595		Corporation(b)	809,080
32,800	Coach, Inc.(b)	941,688	12,600	Canadian Natural Resources, Ltd.	670,824
18,250	DreamWorks Animation		24,300	ConocoPhillips	1,667,952
	SKG, Inc.(b,c)	382,155	11,800	Diamond Offshore Drilling, Inc.(c)	931,374
34,500	Federated Department Stores, Inc.	1,211,295	9,450	EOG Resources, Inc.	700,718
16,950	Gap, Inc.	294,082	25,800	Halliburton Company	860,688
10,000	Harman International		14,750	Hess Corporation	780,275
	Industries, Inc.	802,000	8,650	Nabors Industries, Ltd.(b)	305,518
24,200	Harrah’s Entertainment, Inc.	1,454,662	14,500	National Oilwell Varco, Inc.(b)	972,080
71,520	Home Depot, Inc.	2,482,459	12,400	Peabody Energy Corporation	618,760
46,800	International Game Technology	1,809,288	19,400	Range Resources Corporation(c)	545,334
13,050	J.C. Penney Company, Inc.		62,310	Schlumberger, Ltd.	4,165,424
	(Holding Company)	821,628	19,700	Transocean, Inc.(b)	1,521,431
43,000	Kohl’s Corporation(b)	2,435,090	29,500	Valero Energy Corporation	1,989,185
16,100	Las Vegas Sands Corporation(b)	998,683	26,950	Weatherford International, Ltd.(b)	1,262,338
10,150	Lennar Corporation(c)	454,010	27,750	XTO Energy, Inc.	1,303,972

78,200	Lowe’s Companies, Inc.	2,216,970		Total Energy	22,015,977

25,850	Marriott International, Inc.	909,403
22,250	McDonald’s Corporation	787,428	Financials (13.4%)
28,900	McGraw-Hill Companies, Inc.	1,627,070	12,750	Allstate Corporation	724,455
20,800	Newell Rubbermaid, Inc.	548,288	43,900	American Express Company	2,285,434
35,800	News Corporation ADR(c)	720,296	29,800	American International
90,525	Staples, Inc.	1,957,150		Group, Inc.	1,807,966
47,250	Starbucks Corporation(b)	1,618,785	31,150	Bank of America Corporation	1,605,160
21,650	Starwood Hotels & Resorts		6,950	Bear Stearns Companies, Inc.	985,996
	Worldwide, Inc.	1,138,357	85,450	Charles Schwab Corporation	1,356,946
35,500	Target Corporation	1,630,160	7,150	Chicago Mercantile Exchange
16,800	Viacom, Inc.(b)	585,480		Holdings, Inc.	3,297,580
43,435	Walt Disney Company	1,289,585	16,850	Chubb Corporation	849,577

	Total Consumer		26,996	Citigroup, Inc.	1,304,177
	Discretionary	32,622,251	37,550	Countrywide Financial Corporation	1,345,416

			18,400	Franklin Resources, Inc.	1,682,680
Consumer Staples (7.6%)			29,000	Goldman Sachs Group, Inc.	4,429,750
26,250	Altria Group, Inc.	2,099,212	9,800	Hartford Financial Services
35,400	Coca-Cola Company	1,575,300		Group, Inc.	831,432
30,500	Colgate-Palmolive Company	1,809,260	35,500	J.P. Morgan Chase & Company	1,619,510
82,700	CVS Corporation	2,705,944	15,250	Legg Mason, Inc.	1,272,918
10,500	Hershey Company(c)	577,185	16,760	Lehman Brothers Holdings, Inc.	1,088,562
78,800	PepsiCo, Inc.	4,994,344	22,150	Merrill Lynch & Company, Inc.	1,612,963
112,639	Procter & Gamble Company	6,330,312	18,150	Moody’s Corporation	996,072
19,100	Safeway, Inc.	536,328	24,750	Morgan Stanley	1,645,875
39,390	Walgreen Company	1,842,664	28,750	Nasdaq Stock Market, Inc.(b,c)	791,488

	Total Consumer Staples	22,470,549	14,500	Northern Trust Corporation	827,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

55

Large Cap Growth Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Financials — continued			Industrials (10.1%)
18,650	Prudential Financial, Inc.	$1,466,636	32,900	Boeing Company	$2,547,118
27,650	SLM Corporation	1,390,795	15,750	Burlington Northern
25,000	State Street Corporation	1,501,500		Santa Fe Corporation	1,085,332
21,850	T. Rowe Price Group, Inc.	902,624	22,900	Caterpillar, Inc.	1,622,923
35,200	UBS AG	1,914,880	32,550	Continental Airlines, Inc.(b,c)	857,367

	Total Financials	39,538,342	8,750	CSX Corporation	530,950

			23,250	Danaher Corporation	1,515,900
Health Care (17.5%)			7,400	Deere & Company	537,018
16,750	Advanced Medical Optics, Inc.(b,c)	824,938	21,350	Emerson Electric Company	1,684,942
16,650	Aetna, Inc.	524,308	19,150	Expeditors International of
8,350	Alcon, Inc.	922,007		Washington, Inc.(c)	870,750
15,750	Allergan, Inc.	1,698,638	13,650	FedEx Corporation	1,429,292
70,100	Amgen, Inc.(b)	4,888,774	13,450	Foster Wheeler, Ltd.(b,c)	512,983
21,950	AstraZeneca plc	1,339,608	21,750	General Dynamics Corporation	1,457,685
32,650	Boston Scientific Corporation(b)	555,376	160,470	General Electric Company	5,245,764
9,600	Cardinal Health, Inc.	643,200	23,800	Illinois Tool Works, Inc.	1,088,374
35,729	Caremark Rx, Inc.	1,886,491	11,700	Lockheed Martin Corporation	932,256
31,250	Celgene Corporation(b)	1,496,562	14,550	Monster Worldwide, Inc.(b)	582,000
13,450	DaVita, Inc.(b)	672,769	17,800	Precision Castparts Corporation(c)	1,061,770
11,600	Express Scripts, Inc.(b)	893,548	11,500	Rockwell Automation, Inc.	712,770
20,850	Fisher Scientific		14,800	Textron, Inc.	1,330,668
	International, Inc.(b)	1,545,194	14,700	United Parcel Service, Inc.	1,012,977
59,200	Genentech, Inc.(b)	4,784,544	43,430	United Technologies Corporation	2,700,912
31,105	Genzyme Corporation(b)	2,123,849	16,650	Waste Management, Inc.	572,427

63,100	Gilead Sciences, Inc.(b)	3,879,388		Total Industrials	29,892,178

48,158	Johnson & Johnson	3,012,283
20,850	Medco Health Solutions, Inc.(b)	1,237,030	Information Technology (25.3%)
69,830	Medtronic, Inc.	3,527,812	40,550	Accenture, Ltd.	1,186,493
15,350	Novartis AG ADR	862,977	60,000	Adobe Systems, Inc.(b)	1,710,600
20,700	Pharmaceutical Product		26,550	Amdocs, Ltd.(b)	963,234
	Development, Inc.	796,536	28,910	Analog Devices, Inc.	934,660
7,200	Quest Diagnostics, Inc.	432,864	53,050	Apple Computer, Inc.(b)	3,605,278
56,200	Schering-Plough Corporation	1,148,728	41,800	Applied Materials, Inc.	657,932
24,650	St. Jude Medical, Inc.(b)	909,585	28,050	aQuantive, Inc.(b,c)	575,025
13,850	Stryker Corporation	630,314	34,300	Autodesk, Inc.(b)	1,169,973
54,700	Teva Pharmaceutical		77,150	BEA Systems, Inc.(b)	905,741
	Industries, Ltd.	1,809,476	58,475	Broadcom Corporation(b)	1,402,815
66,850	UnitedHealth Group, Inc.	3,197,436	274,800	Cisco Systems, Inc.(b)	4,905,180
18,750	Varian Medical Systems, Inc.(b)	849,750	30,300	Citrix Systems, Inc.(b,c)	962,631
20,700	Vertex Pharmaceuticals, Inc.(b,c)	693,864	27,950	Cognizant Technology
25,000	WellPoint, Inc.(b)	1,862,500		Solutions Corporation(b)	1,830,446
18,710	Wyeth	906,874	32,700	Comverse Technology, Inc.(b)	633,726
17,200	Zimmer Holdings, Inc.(b)	1,087,728	110,400	Corning, Inc.(b)	2,105,328

	Total Health Care	51,644,951	87,450	eBay, Inc.(b)	2,104,922

			46,020	Electronic Arts, Inc.(b)	2,168,002

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

56

Large Cap Growth Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (97.7%)	Value	Shares	Common Stock (97.7%)	Value

Information Technology — continued			Materials (2.0%)

123,430	EMC Corporation(b)	$1,252,814	22,250	Alcoa, Inc.	$666,388
17,100	First Data Corporation	698,535	17,400	Freeport-McMoRan Copper &
19,500	Fiserv, Inc.(b,d)	851,370		Gold, Inc.(c)	949,344
27,100	Freescale Semiconductor, Inc.(b,c)	775,873	52,200	Monsanto Company	2,244,078
17,450	Google, Inc.(b)	6,746,170	27,250	Praxair, Inc.	1,494,390
64,300	Hewlett-Packard Company	2,051,813	9,900	Vulcan Materials Company(d)	663,003

33,150	Hyperion Solutions Corporation(b)	1,032,954		Total Materials	6,017,203

13,700	Infosys Technologies, Ltd. ADR(c)	562,933
86,400	Intel Corporation	1,555,200	Miscellaneous (0.8%)
26,350	Juniper Networks, Inc.(b)	354,408	18,200	Midcap SPDR Trust(c)	2,466,828

68,850	Marvell Technology Group, Ltd.(b)	1,277,168		Total Miscellaneous	2,466,828

29,750	MEMC Electronic Materials, Inc.(b)	904,995
32,550	Microchip Technology, Inc.	1,050,063	Telecommunications Services (2.4%)
158,100	Microsoft Corporation	3,799,143	63,700	America Movil SA de CV ADR	2,279,186
136,400	Motorola, Inc.	3,104,464	31,400	American Tower Corporation(b,c)	1,061,320
39,250	National Semiconductor		55,100	AT&T, Inc.	1,652,449
	Corporation	912,955	29,000	Crown Castle International
11,300	NAVTEQ Corporation(b,c,d)	318,434		Corporation(b)	1,021,670
43,150	Network Appliance, Inc.(b)	1,281,124	22,350	NII Holdings, Inc.(b,c)	1,179,633

44,315	Nokia Oyj ADR	879,653		Total Telecommunications
150,795	Oracle Corporation(b)	2,257,401		Services	7,194,258

124,150	QUALCOMM, Inc.	4,377,529
8,100	Rackable Systems, Inc.(b,c)	172,692	Utilities (0.2%)
26,800	Red Hat, Inc.(b,c)	634,624	14,850	NRG Energy, Inc.(b,c)	731,362

22,450	SanDisk Corporation(b)	1,047,517		Total Utilities	731,362

164,000	Sun Microsystems, Inc.(b)	713,400

39,850	Symantec Corporation(b)	692,194		Total Common Stock
62,700	Texas Instruments, Inc.	1,867,206		(cost $298,743,799)	289,524,839

89,100	TIBCO Software, Inc.(b)	709,236
10,300	Varian Semiconductor Equipment
	Associates, Inc.(b)	326,510
24,750	WebEx Communications, Inc.(b,c)	848,430
29,100	Xilinx, Inc.	590,439
127,550	Yahoo!, Inc.(b)	3,461,707

	Total Information
	Technology	74,930,940

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

57

Large Cap Growth Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.5%)	Rate(e)	Date	Value

13,245,114	Thrivent Financial Securities Lending Trust	5.330%	N/A	$13,245,114

	Total Collateral Held for Securities Loaned
	(cost $13,245,114)			13,245,114

		Interest	Maturity
Shares	Short-Term Investments (3.1%)	Rate(e)	Date	Value

9,065,833	Thrivent Money Market Fund	5.020%	N/A	$9,065,833

	Total Short-Term Investments (at amortized cost)			9,065,833

	Total Investments (cost $321,054,746) 105.3%			$311,835,786

	Other Assets and Liabilities, Net (5.3%)			(15,801,958)

	Total Net Assets 100.0%			$296,033,828

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At July 31, 2006, 6,300 shares of Fiserv, Inc. common stock valued at $275,058, 11,300 shares of NAVTEQ Corporation valued at $318,434, and 1,400 shares of Vulcan Materials Company valued at $93,758 were earmarked to cover call options written as follows:

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/Loss

Fiserv, Inc.	63	$45	August 2006	$(1,890)	$567
NAVTEQ Corporation	113	25	August 2006	(68,930)	(45,540)
Vulcan Materials Company	14	70	August 2006	(2,380)	868

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase. (f) Miscellaneous footnotes: ADR – American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$10,923,246
Gross unrealized depreciation	(20,142,206)

Net unrealized appreciation (depreciation)	$(9,218,960)
Cost for federal income tax purposes	$321,054,746

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

58

Large Cap Value Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value

Consumer Discretionary (8.0%)			Financials (28.3%)
61,200	BorgWarner, Inc.	$3,672,000	52,900	ACE, Ltd.	$2,725,937
13,350	CBS Corporation	366,190	42,300	Allstate Corporation	2,403,486
57,600	Clear Channel		67,600	American International
	Communications, Inc.	1,667,520		Group, Inc.	4,101,292
178,300	Comcast Corporation(b,c)	6,129,954	72,100	Aon Corporation	2,467,983
65,100	Federated Department Stores, Inc.	2,285,661	210,480	Bank of America Corporation	10,846,034
53,500	Home Depot, Inc.	1,856,985	43,500	Capital One
60,800	J.C. Penney Company, Inc.			Financial Corporation	3,364,725
	(Holding Company)	3,827,968	61,700	Chubb Corporation	3,110,914
12,585	Liberty Media		245,732	Citigroup, Inc.	11,871,313
	Holding Corporation(b)	1,027,062	33,400	City National Corporation	2,228,114
62,625	Liberty Media		38,400	Equity Office Properties Trust	1,455,744
	Holding Corporation(b)	1,031,434	12,200	Everest Re Group, Ltd.	1,154,242
6,975	Live Nation, Inc.(b)	146,196	62,740	Federal Home Loan
151,900	McDonald’s Corporation	5,375,741		Mortgage Corporation	3,630,136
43,800	Office Depot, Inc.(b)	1,578,990	32,800	Golden West Financial
219,500	Time Warner, Inc.	3,621,750		Corporation	2,416,048
163,300	Walt Disney Company	4,848,377	15,100	Goldman Sachs Group, Inc.	2,306,525

	Total Consumer		32,080	Hartford Financial Services
	Discretionary	37,435,828		Group, Inc.	2,721,667

			305,500	J.P. Morgan Chase & Company	13,936,912
Consumer Staples (9.4%)			50,900	Lehman Brothers Holdings, Inc.	3,305,955
127,400	Altria Group, Inc.	10,188,178	82,200	Mellon Financial Corporation	2,877,000
57,300	Anheuser-Busch Companies, Inc.	2,758,995	68,900	Morgan Stanley	4,581,850
134,000	ConAgra Foods, Inc.	2,881,000	51,800	Northern Trust Corporation	2,957,780
86,300	Estee Lauder Companies, Inc.	3,220,716	22,000	PMI Group, Inc.	934,120
77,200	General Mills, Inc.	4,006,680	81,900	PNC Financial Services
107,600	Kellogg Company	5,183,092		Group, Inc.	5,801,796
50,510	Kimberly-Clark Corporation	3,083,636	94,000	Principal Financial Group, Inc.(c)	5,076,000
87,300	Kroger Company	2,001,789	70,100	Prudential Financial, Inc.	5,512,664
44,500	PepsiCo, Inc.	2,820,410	12,200	Simon Property Group, Inc.	1,043,466
34,600	Reynolds American, Inc.(c)	4,386,588	162,100	St. Paul Travelers Companies, Inc.	7,424,180
74,600	Wal-Mart Stores, Inc.	3,319,700	87,200	State Street Corporation	5,237,232

	Total Consumer Staples	43,850,784	83,100	U.S. Bancorp	2,659,200

			66,440	Wachovia Corporation	3,563,177
Energy (8.8%)			89,062	Washington Mutual, Inc.(c)	3,981,071
19,350	Apache Corporation	1,363,594	91,700	Wells Fargo & Company	6,633,578

14,200	Baker Hughes, Inc.	1,135,290		Total Financials	132,330,141

144,514	Chevron Corporation	9,506,131
80,112	ConocoPhillips	5,498,888	Health Care (8.8%)
27,100	ENSCO International, Inc.	1,252,562	115,200	Abbott Laboratories	5,503,104
222,800	Exxon Mobil Corporation	15,092,472	61,700	Baxter International, Inc.	2,591,400
43,500	Marathon Oil Corporation	3,942,840	6,800	Biotech HOLDRS Trust(c)	1,211,420
29,700	Occidental Petroleum		26,000	Eli Lilly and Company	1,476,020
	Corporation	3,200,175	51,800	Forest Laboratories, Inc.(b)	2,398,858

	Total Energy	40,991,952	29,300	GlaxoSmithKline plc	1,621,169

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

59

Large Cap Value Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value

Health Care — continued			189,900	Microsoft Corporation	$4,563,297
66,000	HCA, Inc.	$3,244,560	91,300	Molex, Inc.	2,896,036
65,960	Johnson & Johnson	4,125,798	84,300	Motorola, Inc.	1,918,668
29,400	Novartis AG ADR	1,652,868	97,450	Nokia Oyj ADR	1,934,382
340,500	Pfizer, Inc.	8,849,595	82,400	Oracle Corporation(b)	1,233,528
98,500	Sanofi-Aventis ADR	4,667,915	306,300	Tellabs, Inc.(b)	2,879,220

81,400	Wyeth	3,945,458		Total Information

	Total Health Care	41,288,165		Technology	45,790,026

Industrials (11.7%)			Materials (3.6%)
30,900	3M Company	2,175,360	80,950	Alcoa, Inc.	2,424,452
87,200	AMR Corporation(b,c)	1,918,400	101,800	E.I. du Pont de Nemours
17,300	Deere & Company	1,255,461		and Company	4,037,388
61,800	Emerson Electric Company	4,877,256	148,440	International Paper Company	5,095,945
59,400	Flowserve Corporation(b)	3,076,920	75,400	MeadWestvaco Corporation	1,969,448
193,500	General Electric Company	6,325,515	64,200	Praxair, Inc.	3,520,728

130,358	Honeywell International, Inc.	5,044,855		Total Materials	17,047,961

82,700	Lockheed Martin Corporation	6,589,536
46,800	Parker-Hannifin Corporation	3,380,832	Telecommunications Services (5.4%)
121,200	Republic Services, Inc.	4,867,392	35,500	ALLTEL Corporation	1,958,535
173,600	Steelcase, Inc.(c)	2,550,184	245,787	AT&T, Inc.	7,371,152
59,500	Union Pacific Corporation	5,057,500	95,520	BellSouth Corporation	3,741,518
119,800	United Technologies		1	Embarq Corporation(b)	27
	Corporation	7,450,362	225,792	Sprint Nextel Corporation	4,470,682

	Total Industrials	54,569,573	233,364	Verizon Communications, Inc.	7,892,370

			1	Windstream Corporation	7

Information Technology (9.8%)				Total Telecommunications
94,000	Accenture, Ltd.	2,750,440		Services	25,434,291

88,300	Amdocs, Ltd.(b)	3,203,524
52,920	Applied Materials, Inc.	832,961	Utilities (2.3%)
96,100	Avnet, Inc.(b)	1,749,020	35,200	Entergy Corporation	2,713,920
84,000	Citrix Systems, Inc.(b)	2,668,680	81,100	Exelon Corporation	4,695,690
43,900	Comverse Technology, Inc.(b)	850,782	62,800	FirstEnergy Corporation	3,516,800

124,400	Hewlett-Packard Company	3,969,604		Total Utilities	10,926,410

172,150	Hyperion Solutions

	Corporation(b)	5,364,194		Total Common Stock
115,950	International Business			(cost $384,435,931)	449,665,131

	Machines Corporation	8,975,690

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

60

Large Cap Value Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.0%)	Rate(d)	Date	Value

18,703,794	Thrivent Financial Securities Lending Trust	5.330%	N/A	$18,703,794

	Total Collateral Held for Securities Loaned
	(cost $18,703,794)			18,703,794

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.9%)	Rate(d)	Date	Value

$7,170,000	Corporate Receivables Corporation Funding, LLC	5.300%	8/1/2006	$7,170,000
20,189,135	Thrivent Money Market Fund	5.020	N/A	20,189,135

	Total Short-Term Investments (at amortized cost)			27,359,135

	Total Investments (cost $430,498,860) 106.0%			$495,728,060

	Other Assets and Liabilities, Net (6.0%)			(28,229,723)

	Total Net Assets 100.0%			$467,498,337

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$73,231,813
Gross unrealized depreciation	(8,002,613)

Net unrealized appreciation (depreciation)	$65,229,200
Cost for federal income tax purposes	$430,498,860

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

61

Large Cap Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (96.2%)	Value	Shares	Common Stock (96.2%)	Value

Consumer Discretionary (8.4%)			401,300	Safeway, Inc.(c)	$11,268,504
267,800	Best Buy Company, Inc.	$12,142,052	109,700	Walgreen Company	5,131,766
468,700	CBS Corporation	12,856,441	706,300	Wal-Mart Stores, Inc.	31,430,350

820,900	Comcast Corporation(b)	28,140,452		Total Consumer Staples	347,750,542

165,500	E.W. Scripps Company	7,071,815
129,400	Fortune Brands, Inc.	9,384,088	Energy (10.5%)
194,700	Harley-Davidson, Inc.	11,097,900	222,200	Apache Corporation	15,658,434
99,700	Harrah’s Entertainment, Inc.	5,992,967	750,851	Chevron Corporation	49,390,979
132,500	Hilton Hotels Corporation(c)	3,170,725	573,629	ConocoPhillips	39,373,895
594,900	Home Depot, Inc.	20,648,979	57,100	Diamond Offshore
171,300	J.C. Penney Company, Inc.			Drilling, Inc.(c)	4,506,903
	(Holding Company)	10,785,048	78,100	ENSCO International, Inc.	3,609,782
134,800	Johnson Controls, Inc.	10,347,248	1,842,946	Exxon Mobil Corporation	124,841,163
235,600	Kohl’s Corporation(b)	13,342,028	513,800	Halliburton Company	17,140,368
515,800	Lowe’s Companies, Inc.	14,622,930	131,300	National Oilwell Varco, Inc.(b)	8,802,352
700,200	McDonald’s Corporation	24,780,078	193,300	Occidental Petroleum
192,700	McGraw-Hill Companies, Inc.	10,849,010		Corporation	20,828,075
328,600	Newell Rubbermaid, Inc.	8,661,896	338,300	Schlumberger, Ltd.	22,615,355
233,200	Nordstrom, Inc.	7,998,760	103,100	Total SA ADR	7,034,513
530,200	Staples, Inc.	11,462,924	169,600	Transocean, Inc.(b)	13,098,208
265,400	Target Corporation	12,187,168	196,600	Valero Energy Corporation	13,256,738
746,600	Time Warner, Inc.	12,318,900	194,000	XTO Energy, Inc.	9,116,060

221,600	Viacom, Inc.(b)	7,722,760		Total Energy	349,272,825

795,400	Walt Disney Company	23,615,426

	Total Consumer		Financials (22.3%)
	Discretionary	279,199,595	210,700	Allstate Corporation	11,971,974

			155,100	Ambac Financial Group, Inc.	12,890,361
Consumer Staples (10.4%)			272,700	American Capital
166,600	Alberto-Culver Company	8,120,084		Strategies, Ltd.(c)	9,544,500
675,500	Altria Group, Inc.	54,019,735	600,400	American Express Company	31,256,824
727,600	Coca-Cola Company	32,378,200	736,652	American International
309,900	Colgate-Palmolive Company	18,383,268		Group, Inc.	44,692,677
573,400	Constellation Brands, Inc.(b)	14,025,364	165,380	Ameriprise Financial, Inc.	7,375,948
127,800	Costco Wholesale Corporation	6,742,728	156,800	Archstone-Smith Trust	8,227,296
456,500	CVS Corporation	14,936,680	165,500	Assurant, Inc.	7,972,135
95,900	Diageo plc	6,743,688	1,455,982	Bank of America Corporation	75,026,752
257,400	General Mills, Inc.	13,359,060	145,300	BB&T Corporation	6,101,147
161,200	Hershey Company	8,861,164	53,500	Bear Stearns Companies, Inc.	7,590,045
207,700	Kellogg Company	10,004,909	170,000	Capital One Financial
234,600	Kraft Foods, Inc.(c)	7,601,040		Corporation(c)	13,149,500
281,200	Pepsi Bottling Group, Inc.	9,349,900	329,500	Chubb Corporation	16,613,390
472,600	PepsiCo, Inc.	29,953,388	1,548,048	Citigroup, Inc.	74,786,199
895,300	Procter & Gamble Company	50,315,860	198,200	Federal Home Loan
119,300	Reynolds American, Inc.(c)	15,124,854		Mortgage Corporation	11,467,852

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

62

Large Cap Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (96.2%)	Value	Shares	Common Stock (96.2%)	Value

Financials — continued			145,900	Laboratory Corporation of
165,600	Federal National			America Holdings(b,c)	$9,398,878
	Mortgage Association	$7,933,896	271,700	McKesson Corporation	13,690,963
77,600	Franklin Resources, Inc.	7,096,520	270,000	Medco Health Solutions, Inc.(b)	16,019,100
168,800	Golden West Financial		602,400	Medtronic, Inc.	30,433,248
	Corporation	12,433,808	614,600	Merck & Company, Inc.	24,749,942
164,800	Goldman Sachs Group, Inc.	25,173,200	234,200	Novartis AG ADR	13,166,724
182,400	Hartford Financial Services		2,016,075	Pfizer, Inc.	52,397,789
	Group, Inc.	15,474,816	157,000	Quest Diagnostics, Inc.	9,438,840
962,884	J.P. Morgan Chase & Company	43,926,768	197,500	Sanofi-Aventis ADR	9,359,525
94,800	Kimco Realty Corporation	3,719,952	296,900	St. Jude Medical, Inc.(b)	10,955,610
186,400	Lehman Brothers Holdings, Inc.	12,106,680	383,400	UnitedHealth Group, Inc.	18,338,022
156,200	Lincoln National Corporation(c)	8,853,416	269,000	WellPoint, Inc.(b)	20,040,500
348,100	Loews Corporation	12,900,586	373,400	Wyeth	18,098,698

204,400	Marshall & Ilsley Corporation	9,600,668		Total Health Care	448,037,151

258,400	Merrill Lynch & Company, Inc.	18,816,688
386,000	MetLife, Inc.	20,072,000	Industrials (10.4%)
80,150	Morgan Stanley	5,329,975	111,600	3M Company	7,856,640
172,800	PMI Group, Inc.(c)	7,337,088	143,700	Avery Dennison Corporation	8,425,131
277,000	PNC Financial Services		194,700	Boeing Company	15,073,674
	Group, Inc.	19,622,680	106,000	Burlington Northern Santa Fe
185,000	Principal Financial Group, Inc.(c)	9,990,000		Corporation	7,304,460
186,600	ProLogis Trust	10,328,310	188,800	Caterpillar, Inc.	13,380,256
288,600	Prudential Financial, Inc.	22,695,504	69,400	Deere & Company	5,036,358
128,800	SAFECO Corporation(c)	6,919,136	195,100	Dover Corporation	9,197,014
99,000	Simon Property Group, Inc.	8,467,470	202,800	Emerson Electric Company	16,004,976
347,100	St. Paul Travelers		87,300	FedEx Corporation	9,141,183
	Companies, Inc.	15,897,180	215,000	General Dynamics Corporation	14,409,300
93,300	SunTrust Banks, Inc.	7,358,571	2,707,900	General Electric Company	88,521,251
516,800	U.S. Bancorp	16,537,600	195,600	Goodrich Corporation	7,896,372
467,000	Wachovia Corporation	25,045,210	255,200	Honeywell International, Inc.	9,876,240
570,100	Wells Fargo & Company	41,241,034	244,200	Illinois Tool Works, Inc.	11,167,266
120,500	Zions Bancorporation	9,897,870	355,031	Ingersoll-Rand Company	12,710,110

	Total Financials	743,443,226	274,600	JB Hunt Transport

				Services, Inc.(c)	5,648,522
Health Care (13.4%)			132,600	Lockheed Martin Corporation	10,565,568
591,000	Abbott Laboratories	28,232,070	68,800	Manpower, Inc.	4,092,224
130,200	Advanced Medical		82,400	Norfolk Southern Corporation	3,577,808
	Optics, Inc.(b,c)	6,412,350	137,800	Precision Castparts Corporation	8,219,770
537,100	Amgen, Inc.(b)	37,457,354	149,400	Rockwell Automation, Inc.(c)	9,259,812
383,700	Caremark Rx, Inc.	20,259,360	153,600	Rockwell Collins, Inc.(c)	8,197,632
317,300	Eli Lilly and Company	18,013,121	576,400	Tyco International, Ltd.	15,038,276
88,600	Genentech, Inc.(b)	7,160,652	214,900	United Parcel Service, Inc.	14,808,759
260,700	Gilead Sciences, Inc.(b)	16,027,836	492,300	United Technologies
173,500	GlaxoSmithKline plc	9,599,755		Corporation	30,616,137

130,400	Henry Schein, Inc.(b)	6,182,264		Total Industrials	346,024,739

841,000	Johnson & Johnson	52,604,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

63

Large Cap Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (96.2%)	Value	Shares	Common Stock (96.2%)	Value

Information Technology (13.3%)			Materials (1.4%)
246,800	Accenture, Ltd.	$7,221,368	187,000	Air Products and
139,000	Adobe Systems, Inc.(b)	3,962,890		Chemicals, Inc.	$11,954,910
143,300	Agilent Technologies, Inc.(b)	4,075,452	156,200	Ball Corporation	5,982,460
93,900	Alliance Data Systems		39,200	Phelps Dodge Corporation	3,423,728
	Corporation(b,c)	4,818,948	358,000	Praxair, Inc.(c)	19,632,720
186,400	Analog Devices, Inc.	6,026,312	154,700	Temple-Inland, Inc.	6,580,938

315,800	Apple Computer, Inc.(b)	21,461,768		Total Materials	47,574,756

418,700	Applied Materials, Inc.	6,590,338
371,300	BEA Systems, Inc.(b)	4,359,062	Telecommunications Services (3.1%)
2,136,000	Cisco Systems, Inc.(b)	38,127,600	1,341,471	AT&T, Inc.	40,230,715
138,000	Citrix Systems, Inc.(b)	4,384,260	512,800	BellSouth Corporation	20,086,376
97,000	Corning, Inc.(b)	1,849,790	1	Embarq Corporation(b)	11
326,600	Dell, Inc.(b)	7,080,688	846,585	Sprint Nextel Corporation	16,762,383
1,066,300	EMC Corporation(b)	10,822,945	817,300	Verizon Communications, Inc.	27,641,086

334,392	First Data Corporation	13,659,913		Total Telecommunications
273,100	Freescale Semiconductor, Inc.(b)	7,788,812		Services	104,720,571

50,000	Google, Inc.(b)	19,330,000
1,105,400	Hewlett-Packard Company	35,273,314	Utilities (3.0%)
343,200	Integrated Device		292,300	American Electric Power
	Technology, Inc.(b)	5,309,304		Company, Inc.	10,557,876
1,292,900	Intel Corporation	23,272,200	201,500	Exelon Corporation	11,666,850
395,400	International Business		273,700	FirstEnergy Corporation	15,327,200
	Machines Corporation	30,607,914	269,400	FPL Group, Inc.	11,621,916
226,800	Jabil Circuit, Inc.	5,239,080	256,500	PG&E Corporation(c)	10,690,920
160,800	KLA-Tencor Corporation	6,784,152	418,200	PPL Corporation	14,227,164
149,100	Lexmark International, Inc.(b,c)	8,058,855	212,600	Sempra Energy	10,260,076
138,800	Microchip Technology, Inc.	4,477,688	261,200	TXU Corporation	16,776,876

2,213,200	Microsoft Corporation(d)	53,183,196		Total Utilities	101,128,878

991,700	Motorola, Inc.	22,571,092

312,700	National Semiconductor			Total Common Stock
	Corporation	7,273,402		(cost $2,478,536,948)	3,210,577,127

231,700	Network Appliance, Inc.(b,c)	6,879,173
409,700	Nokia Oyj ADR	8,132,545
1,558,100	Oracle Corporation(b)	23,324,757
573,400	QUALCOMM, Inc.	20,218,084
713,900	Texas Instruments, Inc.	21,259,942

	Total Information
	Technology	443,424,844

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

64

Large Cap Stock Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (2.1%)	Rate(e)	Date	Value

69,248,806	Thrivent Financial Securities Lending Trust	5.330%	N/A	$69,248,806

	Total Collateral Held for Securities Loaned
	(cost $69,248,806)			69,248,806

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.0%)	Rate(e)	Date	Value

$28,470,000	Barclays Bank PLC Repurchase Agreement(d)	5.280%	8/1/2006	$28,470,000
10,000,000	Dexia Delaware, LLC(d)	5.280	8/7/2006	9,991,200
4,575,000	DnB NORBank ASA(d)	5.270	8/7/2006	4,570,989
8,300,000	Federal National Mortgage Association(d)	4.730	8/16/2006	8,282,570
11,568,000	Kitty Hawk Funding Corporation(d)	5.270	8/3/2006	11,564,613
9,193,000	Three Pillars, Inc.(d)	5.280	8/7/2006	9,184,910
28,419,778	Thrivent Money Market Fund(d)	5.020	N/A	28,419,778

	Total Short-Term Investments (at amortized cost)			100,484,060

	Total Investments (cost $2,648,269,814) 101.3%			$3,380,309,993

	Other Assets and Liabilities, Net (1.3%)			(44,170,522)

	Total Net Assets 100.0%			$3,336,139,471

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At July 31, 2006, $28,419,778 in Short-Term Investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, 2,213,200 shares of Microsoft Corporation common stock valued at $53,183,196 and $72,064,283 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 500 Futures	407	September 2006	Long	$130,423,150	$128,874,518	$1,548,632

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(g) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$785,291,304
Gross unrealized depreciation	(53,251,125)

Net unrealized appreciation (depreciation)	$732,040,179
Cost for federal income tax purposes	$2,648,269,814

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

65

Large Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Consumer Discretionary (9.6%)			3,300	Interpublic Group of
2,400	Amazon.com, Inc.(b,c)	$64,536		Companies, Inc.(b,c)	$27,027
1,000	Apollo Group, Inc.(b)	47,320	1,800	J.C. Penney Company, Inc.
1,200	AutoNation, Inc.(b)	23,640		(Holding Company)	113,328
500	AutoZone, Inc.(b)	43,935	1,500	Johnson Controls, Inc.	115,140
2,100	Bed Bath & Beyond, Inc.(b)	70,308	800	Jones Apparel Group, Inc.	23,680
2,975	Best Buy Company, Inc.	134,886	600	KB Home(c)	25,512
900	Big Lots, Inc.(b,c)	14,544	2,600	Kohl’s Corporation(b)	147,238
500	Black & Decker Corporation	35,255	1,400	Leggett & Platt, Inc.	31,948
800	Brunswick Corporation(c)	23,656	1,000	Lennar Corporation	44,730
3,200	Carnival Corporation	124,672	2,600	Limited Brands, Inc.	65,416
5,750	CBS Corporation	157,722	700	Liz Claiborne, Inc.	24,745
900	Centex Corporation	42,579	11,800	Lowe’s Companies, Inc.	334,530
1,200	Circuit City Stores, Inc.	29,400	2,500	Marriott International, Inc.	87,950
3,900	Clear Channel		3,000	Mattel, Inc.	54,120
	Communications, Inc.	112,905	9,400	McDonald’s Corporation	332,666
3,000	Coach, Inc.(b)	86,130	2,800	McGraw-Hill Companies, Inc.	157,640
15,987	Comcast Corporation(b)	549,633	400	Meredith Corporation	18,892
2,100	D.R. Horton, Inc.	45,003	1,000	New York Times Company(c)	22,170
1,000	Darden Restaurants, Inc.	33,800	2,000	Newell Rubbermaid, Inc.(c)	52,720
500	Dillard’s, Inc.(c)	15,015	17,900	News Corporation	344,396
2,400	Dollar General Corporation(c)	32,208	1,400	NIKE, Inc.	110,600
500	Dow Jones & Company, Inc.(c)	17,520	1,600	Nordstrom, Inc.	54,880
700	E.W. Scripps Company	29,911	2,100	Office Depot, Inc.(b)	75,705
2,200	Eastman Kodak Company(c)	48,950	500	OfficeMax, Inc.	20,555
1,200	Family Dollar Stores, Inc.	27,264	1,300	Omnicom Group, Inc.	115,063
4,156	Federated Department Stores, Inc.	145,917	1,600	Pulte Homes, Inc.(c)	45,600
14,100	Ford Motor Company(c)	94,047	1,000	RadioShack Corporation(c)	16,170
1,200	Fortune Brands, Inc.	87,024	672	Sears Holdings Corporation(b)	92,232
1,700	Gannett Company, Inc.	88,604	800	Sherwin-Williams Company	40,480
4,200	Gap, Inc.	72,870	500	Snap-On, Inc.	21,005
4,200	General Motors Corporation(c)	135,366	600	Stanley Works	27,222
1,400	Genuine Parts Company	58,296	5,450	Staples, Inc.	117,829
1,400	Goodyear Tire &		5,900	Starbucks Corporation(b)	202,134
	Rubber Company(b,c)	15,400	1,600	Starwood Hotels & Resorts
2,400	H&R Block, Inc.	54,600		Worldwide, Inc.	84,128
2,000	Harley-Davidson, Inc.	114,000	6,500	Target Corporation	298,480
500	Harman International		1,000	Tiffany & Company	31,590
	Industries, Inc.	40,100	32,350	Time Warner, Inc.	533,775
1,300	Harrah’s Entertainment, Inc.	78,143	3,500	TJX Companies, Inc.	85,295
1,300	Hasbro, Inc.	24,310	1,700	Tribune Company(c)	50,507
2,500	Hilton Hotels Corporation	59,825	1,600	Univision Communications, Inc.(b,c)	53,440
15,600	Home Depot, Inc.	541,476	600	VF Corporation	40,692
2,600	International Game Technology	100,516	5,550	Viacom, Inc.(b)	193,418

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

66

Large Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Consumer Discretionary — continued			1,000	Whole Foods Market, Inc.	$57,510
16,600	Walt Disney Company	$492,854	1,675	William Wrigley Jr. Company	76,816

800	Wendy’s International, Inc.	48,128		Total Consumer Staples	8,539,344

684	Whirlpool Corporation(c)	52,776
2,000	Yum! Brands, Inc.	90,000	Energy (10.5%)

	Total Consumer		3,490	Anadarko Petroleum Corporation	159,633
	Discretionary	8,539,692	2,522	Apache Corporation	177,725

			2,600	Baker Hughes, Inc.	207,870
Consumer Staples (9.6%)			2,400	BJ Services Company	87,048
650	Alberto-Culver Company	31,681	3,200	Chesapeake Energy Corporation(c)	105,280
15,800	Altria Group, Inc.	1,263,526	16,703	Chevron Corporation	1,098,723
5,900	Anheuser-Busch Companies, Inc.	284,085	12,488	ConocoPhillips	857,176
4,996	Archer-Daniels-Midland Company	219,824	1,400	CONSOL Energy, Inc.	57,624
3,500	Avon Products, Inc.	101,465	3,400	Devon Energy Corporation	219,776
700	Brown-Forman Corporation	51,415	5,192	El Paso Corporation(c)	83,072
1,500	Campbell Soup Company	55,020	1,800	EOG Resources, Inc.	133,470
1,100	Clorox Company	65,934	45,700	Exxon Mobil Corporation	3,095,722
15,500	Coca-Cola Company	689,750	7,800	Halliburton Company	260,208
2,300	Coca-Cola Enterprises, Inc.(c)	49,358	1,800	Hess Corporation(c)	95,220
3,800	Colgate-Palmolive Company	225,416	1,800	Kerr-McGee Corporation	126,360
4,000	ConAgra Foods, Inc.	86,000	800	Kinder Morgan, Inc.	81,600
1,600	Constellation Brands, Inc.(b)	39,136	2,665	Marathon Oil Corporation	241,556
3,600	Costco Wholesale Corporation	189,936	1,200	Murphy Oil Corporation	61,752
6,100	CVS Corporation	199,592	2,400	Nabors Industries, Ltd.(b)	84,768
1,000	Dean Foods Company(b)	37,530	1,400	National Oilwell Varco, Inc.(b)	93,856
800	Estee Lauder Companies, Inc.	29,856	1,100	Noble Corporation	78,925
2,700	General Mills, Inc.	140,130	3,300	Occidental Petroleum Corporation	355,575
2,600	H.J. Heinz Company	109,122	900	Rowan Companies, Inc.	30,483
1,400	Hershey Company	76,958	8,900	Schlumberger, Ltd.	594,965
1,800	Kellogg Company	86,706	1,100	Sunoco, Inc.	76,494
3,500	Kimberly-Clark Corporation	213,675	2,400	Transocean, Inc.(b)	185,352
5,500	Kroger Company	126,115	4,700	Valero Energy Corporation	316,921
1,000	McCormick & Company, Inc.(c)	35,060	2,600	Weatherford International, Ltd.(b)	121,784
500	Molson Coors Brewing Company	35,725	4,500	Williams Companies, Inc.	109,125
1,100	Pepsi Bottling Group, Inc.	36,575	2,700	XTO Energy, Inc.	126,873

12,490	PepsiCo, Inc.	791,616		Total Energy	9,324,936

24,810	Procter & Gamble Company	1,394,322
700	Reynolds American, Inc.(c)	88,746	Financials (21.5%)
3,500	Safeway, Inc.	98,280	2,500	ACE, Ltd.	128,825
5,700	Sara Lee Corporation	96,330	3,600	AFLAC, Inc.	158,904
1,610	SUPERVALU, Inc.	43,636	4,900	Allstate Corporation	278,418
4,600	SYSCO Corporation	126,960	750	Ambac Financial Group, Inc.	62,332
2,000	Tyson Foods, Inc.	28,300	9,300	American Express Company	484,158
1,200	UST, Inc.(c)	60,660	19,644	American International
7,600	Walgreen Company	355,528		Group, Inc.	1,191,801
18,900	Wal-Mart Stores, Inc.	841,050	1,800	Ameriprise Financial, Inc.	80,280
			2,700	AmSouth Bancorporation	77,382

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

67

Large Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Financials — continued			4,000	Lehman Brothers Holdings, Inc.	$259,800
2,500	Aon Corporation	$85,575	2,243	Lincoln National Corporation	127,133
800	Apartment Investment &		3,000	Loews Corporation	111,180
	Management Company	38,472	500	M&T Bank Corporation	60,960
1,700	Archstone-Smith Trust	89,199	4,200	Marsh & McLennan
34,503	Bank of America Corporation	1,777,940		Companies, Inc.	113,526
5,800	Bank of New York Company, Inc.	194,938	1,800	Marshall & Ilsley Corporation(c)	84,546
4,200	BB&T Corporation(c)	176,358	1,000	MBIA, Inc.	58,810
900	Bear Stearns Companies, Inc.	127,683	3,200	Mellon Financial Corporation	112,000
600	Boston Properties, Inc.	58,920	6,900	Merrill Lynch & Company, Inc.	502,458
2,300	Capital One		5,700	MetLife, Inc.	296,400
	Financial Corporation	177,905	700	MGIC Investment Corporation	39,837
7,900	Charles Schwab Corporation	125,452	1,900	Moody’s Corporation	104,272
3,100	Chubb Corporation	156,302	8,200	Morgan Stanley	545,300
1,407	Cincinnati Financial Corporation	66,354	4,100	National City Corporation	147,600
1,600	CIT Group, Inc.	73,456	3,500	North Fork Bancorporation, Inc.	99,155
37,606	Citigroup, Inc.	1,816,746	1,400	Northern Trust Corporation	79,940
1,200	Comerica, Inc.	70,260	1,300	Plum Creek Timber Company, Inc.	44,278
1,400	Commerce Bancorp, Inc.(c)	47,558	2,300	PNC Financial Services Group, Inc.	162,932
900	Compass Bancshares, Inc.(c)	53,046	2,100	Principal Financial Group, Inc.(c)	113,400
4,600	Countrywide Financial		6,000	Progressive Corporation	145,140
	Corporation	164,818	1,800	ProLogis Trust	99,630
3,300	E*TRADE Financial Corporation(b)	76,923	3,800	Prudential Financial, Inc.	298,832
2,700	Equity Office Properties Trust	102,357	600	Public Storage, Inc.(c)	48,174
2,300	Equity Residential REIT	106,973	3,501	Regions Financial Corporation(c)	127,051
5,300	Federal Home Loan		900	SAFECO Corporation	48,348
	Mortgage Corporation	306,658	1,400	Simon Property Group, Inc.	119,742
7,400	Federal National		3,200	SLM Corporation	160,960
	Mortgage Association	354,534	2,835	Sovereign Bancorp, Inc.(c)	58,514
700	Federated Investors, Inc.	21,707	5,364	St. Paul Travelers Companies, Inc.	245,671
4,222	Fifth Third Bancorp(c)	161,027	2,600	State Street Corporation	156,156
1,000	First Horizon National		2,800	SunTrust Banks, Inc.	220,836
	Corporation(c)	41,900	2,400	Synovus Financial Corporation	67,824
1,200	Franklin Resources, Inc.	109,740	2,000	T. Rowe Price Group, Inc.	82,620
2,700	Genworth Financial, Inc.	92,610	700	Torchmark Corporation	42,329
1,900	Golden West Financial		13,418	U.S. Bancorp	429,376
	Corporation	139,954	2,200	UnumProvident Corporation(c)	35,706
3,300	Goldman Sachs Group, Inc.	504,075	900	Vornado Realty Trust	94,095
2,300	Hartford Financial Services		12,136	Wachovia Corporation	650,854
	Group, Inc.	195,132	7,201	Washington Mutual, Inc.(c)	321,885
1,910	Huntington Bancshares, Inc.	46,508	12,700	Wells Fargo & Company	918,718
26,258	J.P. Morgan Chase & Company	1,197,890	1,400	XL Capital, Ltd.	89,180
1,700	Janus Capital Group, Inc.	27,523	800	Zions Bancorporation	65,712

3,100	KeyCorp	114,390		Total Financials	19,104,041

1,700	Kimco Realty Corporation(c)	66,708
1,000	Legg Mason, Inc.	83,470

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

68

Large Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Health Care (12.6%)			1,000	PerkinElmer, Inc.	$18,030
11,500	Abbott Laboratories	$549,355	55,440	Pfizer, Inc.	1,440,886
4,200	Aetna, Inc.	132,258	1,200	Quest Diagnostics, Inc.	72,144
1,200	Allergan, Inc.	129,420	11,200	Schering-Plough Corporation	228,928
1,600	AmerisourceBergen Corporation	68,800	2,700	St. Jude Medical, Inc.(b)	99,630
8,836	Amgen, Inc.(b)	616,223	2,200	Stryker Corporation	100,122
1,500	Applera Corporation (Applied		3,600	Tenet Healthcare Corporation(b)	21,312
	Biosystems Group)	48,225	1,300	Thermo Electron Corporation(b)	48,113
800	Barr Pharmaceuticals, Inc.(b)	39,808	10,100	UnitedHealth Group, Inc.	483,083
500	Bausch & Lomb, Inc.(c)	23,650	800	Waters Corporation(b)	32,544
5,000	Baxter International, Inc.	210,000	700	Watson Pharmaceuticals, Inc.(b)	15,673
1,900	Becton, Dickinson and Company	125,248	4,800	WellPoint, Inc.(b)	357,600
2,590	Biogen Idec, Inc.(b)	109,091	10,100	Wyeth	489,547
1,775	Biomet, Inc.	58,468	1,840	Zimmer Holdings, Inc.(b)	116,362

9,135	Boston Scientific Corporation(b)	155,386		Total Health Care	11,232,984

14,800	Bristol-Myers Squibb Company	354,756
700	C.R. Bard, Inc.	49,679	Industrials (10.8%)
3,200	Cardinal Health, Inc.	214,400	5,800	3M Company	408,320
3,400	Caremark Rx, Inc.	179,520	1,800	Allied Waste Industries, Inc.(b)	18,288
900	CIGNA Corporation	82,125	1,200	American Power Conversion
1,250	Coventry Health Care, Inc.(b)	65,875		Corporation	20,256
8,500	Eli Lilly and Company	482,545	1,400	American Standard
1,200	Express Scripts, Inc.(b)	92,436		Companies, Inc.	54,082
1,000	Fisher Scientific		900	Avery Dennison Corporation(c)	52,767
	International, Inc.(b)	74,110	6,000	Boeing Company	464,520
2,400	Forest Laboratories, Inc.(b)	111,144	2,800	Burlington Northern Santa Fe
2,000	Genzyme Corporation(b)	136,560		Corporation	192,948
3,500	Gilead Sciences, Inc.(b)	215,180	5,000	Caterpillar, Inc.	354,350
3,000	HCA, Inc.	147,480	7,500	Cendant Corporation	112,575
1,900	Health Management		1,100	Cintas Corporation(c)	38,830
	Associates, Inc.	38,684	700	Cooper Industries, Ltd.	60,312
1,150	Hospira, Inc.(b)	50,244	1,700	CSX Corporation	103,156
1,200	Humana, Inc.(b)	67,116	400	Cummins, Inc.(c)	46,800
1,500	IMS Health, Inc.	41,160	1,800	Danaher Corporation	117,360
22,390	Johnson & Johnson	1,400,494	1,700	Deere & Company	123,369
1,933	King Pharmaceuticals, Inc.(b)	32,900	1,600	Dover Corporation	75,424
900	Laboratory Corporation of		1,200	Eaton Corporation	76,920
	America Holdings(b,c)	57,978	3,100	Emerson Electric Company	244,652
500	Manor Care, Inc.(c)	25,025	1,000	Equifax, Inc.	32,280
2,400	McKesson Corporation	120,936	2,400	FedEx Corporation	251,304
2,225	Medco Health Solutions, Inc.(b)	132,009	600	Fluor Corporation	52,698
1,800	MedImmune, Inc.(b,c)	45,684	3,100	General Dynamics Corporation	207,762
9,100	Medtronic, Inc.	459,732	78,600	General Electric Company	2,569,434
16,500	Merck & Company, Inc.	664,455	1,000	Goodrich Corporation	40,370
500	Millipore Corporation(b)	31,325	6,300	Honeywell International, Inc.	243,810
1,500	Mylan Laboratories, Inc.	32,940	3,100	Illinois Tool Works, Inc.	141,763
1,100	Patterson Companies, Inc.(b,c)	36,586	2,500	Ingersoll-Rand Company	89,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

69

Large Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Industrials — continued			4,500	CIENA Corporation(b,c)	$16,335
1,400	ITT Industries, Inc.	$70,770	46,200	Cisco Systems, Inc.(b)	824,670
1,000	L-3 Communications		1,400	Citrix Systems, Inc.(b)	44,478
	Holdings, Inc.	73,650	1,500	Computer Sciences Corporation(b,c)	78,585
2,700	Lockheed Martin Corporation	215,136	2,900	Compuware Corporation(b)	20,271
3,000	Masco Corporation(c)	80,190	1,500	Comverse Technology, Inc.(b)	29,070
1,000	Monster Worldwide, Inc.(b)	40,000	1,000	Convergys Corporation(b)	19,080
500	Navistar International Corporation(b)	11,180	11,700	Corning, Inc.(b)	223,119
3,100	Norfolk Southern Corporation	134,602	17,100	Dell, Inc.(b)	370,728
2,534	Northrop Grumman Corporation	167,725	8,800	eBay, Inc.(b)	211,816
1,225	PACCAR, Inc.	98,919	2,300	Electronic Arts, Inc.(b)	108,353
900	Pall Corporation	23,472	4,000	Electronic Data
900	Parker-Hannifin Corporation	65,016		Systems Corporation	95,600
1,600	Pitney Bowes, Inc.	66,112	17,800	EMC Corporation(b)	180,670
1,700	R.R. Donnelley & Sons Company	49,623	5,703	First Data Corporation	232,968
3,400	Raytheon Company	153,238	1,250	Fiserv, Inc.(b)	54,575
1,400	Robert Half International, Inc.	45,304	3,099	Freescale Semiconductor, Inc.(b)	88,383
1,300	Rockwell Automation, Inc.	80,574	1,600	Google, Inc.(b)	618,560
1,300	Rockwell Collins, Inc.	69,381	21,041	Hewlett-Packard Company	671,418
500	Ryder System, Inc.	25,200	44,000	Intel Corporation	792,000
5,300	Southwest Airlines Company	95,347	11,700	International Business
900	Textron, Inc.	80,919		Machines Corporation	905,697
15,338	Tyco International, Ltd.	400,168	2,600	Intuit, Inc.(b)	80,262
2,000	Union Pacific Corporation	170,000	1,400	Jabil Circuit, Inc.	32,340
8,200	United Parcel Service, Inc.	565,062	12,700	JDS Uniphase Corporation(b,c)	27,051
7,600	United Technologies Corporation	472,644	4,200	Juniper Networks, Inc.(b)	56,490
500	W.W. Grainger, Inc.(c)	31,045	1,600	KLA-Tencor Corporation	67,504
4,100	Waste Management, Inc.	140,958	800	Lexmark International, Inc.(b,c)	43,240

	Total Industrials	9,620,085	2,300	Linear Technology Corporation	74,405

			3,100	LSI Logic Corporation(b,c)	25,420
Information Technology (14.0%)			33,900	Lucent Technologies, Inc.(b,c)	72,207
914	ADC Telecommunications, Inc.(b,c)	11,178	2,400	Maxim Integrated Products, Inc.	70,512
4,500	Adobe Systems, Inc.(b)	128,295	5,400	Micron Technology, Inc.(b)	84,186
3,600	Advanced Micro Devices, Inc.(b)	69,804	66,300	Microsoft Corporation	1,593,189
800	Affiliated Computer Services, Inc.(b)	40,744	1,100	Molex, Inc.	34,892
3,200	Agilent Technologies, Inc.(b)	91,008	18,600	Motorola, Inc.	423,336
2,800	Altera Corporation(b)	48,468	2,600	National Semiconductor
2,800	Analog Devices, Inc.	90,524		Corporation	60,476
1,300	Andrew Corporation(b,c)	10,985	1,400	NCR Corporation(b)	44,996
6,500	Apple Computer, Inc.(b)	441,740	2,800	Network Appliance, Inc.(b)	83,132
11,800	Applied Materials, Inc.	185,732	2,600	Novell, Inc.(b)	16,874
1,800	Autodesk, Inc.(b)	61,398	1,000	Novellus Systems, Inc.(b)	25,310
4,300	Automatic Data Processing, Inc.	188,168	2,600	NVIDIA Corporation(b)	57,538
3,025	Avaya, Inc.(b,c)	28,012	29,391	Oracle Corporation(b)	439,983
1,700	BMC Software, Inc.(b)	39,814	780	Parametric Technology
3,400	Broadcom Corporation(b)	81,566		Corporation(b)	12,059
3,500	CA, Inc.(c)	73,360	2,600	Paychex, Inc.	88,868

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

70

Large Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Information Technology — continued			1,600	Phelps Dodge Corporation	$139,744
1,600	PMC-Sierra, Inc.(b,c)	$8,176	1,200	PPG Industries, Inc.	73,848
1,300	QLogic Corporation(b)	22,737	2,400	Praxair, Inc.	131,616
12,700	QUALCOMM, Inc.	447,802	1,000	Rohm and Haas Company	46,120
1,100	Sabre Holdings Corporation	22,770	700	Sealed Air Corporation(c)	33,068
1,500	SanDisk Corporation(b)	69,990	600	Sigma-Aldrich Corporation(c)	41,700
4,000	Sanmina-SCI Corporation(b)	13,840	900	Temple-Inland, Inc.	38,286
7,000	Solectron Corporation(b,c)	21,140	900	United States Steel Corporation	56,763
26,400	Sun Microsystems, Inc.(b)	114,840	800	Vulcan Materials Company	53,576
7,747	Symantec Corporation(b)	134,565	1,800	Weyerhaeuser Company	105,588

1,984	Symbol Technologies, Inc.(c)	21,923		Total Materials	2,552,109

700	Tektronix, Inc.	19,089
3,300	Tellabs, Inc.(b)	31,020	Telecommunications Services (3.4%)
1,600	Teradyne, Inc.(b,c)	21,024	3,000	ALLTEL Corporation	165,510
11,700	Texas Instruments, Inc.	348,426	29,346	AT&T, Inc.	880,087
2,600	Unisys Corporation(b,c)	13,312	13,600	BellSouth Corporation	532,712
1,900	VeriSign, Inc.(b)	34,067	900	CenturyTel, Inc.	34,713
6,900	Xerox Corporation(b)	97,221	2,400	Citizens Communications
2,600	Xilinx, Inc.	52,754		Company(c)	30,792
9,400	Yahoo!, Inc.(b)	255,116	1,143	Embarq Corporation(b)	51,721

	Total Information		11,800	Qwest Communications
	Technology	12,441,254		International, Inc.(b,c)	94,282

			22,468	Sprint Nextel Corporation	444,866
Materials (2.9%)			22,000	Verizon Communications, Inc.	744,040
1,700	Air Products and Chemicals, Inc.	108,681	3,602	Windstream Corporation	45,130

6,600	Alcoa, Inc.	197,670		Total Telecommunications
600	Allegheny Technologies, Inc.(c)	38,334		Services	3,023,853

500	Ashland, Inc.(c)	33,255
800	Ball Corporation	30,640	Utilities (3.4%)
700	Bemis Company, Inc.(c)	21,490	4,900	AES Corporation(b)	97,314
7,183	Dow Chemical Company	248,388	1,300	Allegheny Energy, Inc.(b,c)	53,365
6,900	E.I. du Pont de Nemours		1,600	Ameren Corporation(c)	82,400
	and Company	273,654	2,900	American Electric Power
700	Eastman Chemical Company(c)	34,741		Company, Inc.	104,748
1,300	Ecolab, Inc.	55,991	2,300	CenterPoint Energy, Inc.(c)	31,602
1,400	Freeport-McMoRan Copper &		1,600	CMS Energy Corporation(b,c)	22,416
	Gold, Inc.	76,384	1,900	Consolidated Edison, Inc.(c)	89,053
800	Hercules, Inc.(b,c)	11,120	1,300	Constellation Energy Group, Inc.	75,283
500	International Flavors &		2,700	Dominion Resources, Inc.	211,896
	Fragrances, Inc.(c)	18,500	1,400	DTE Energy Company	59,248
3,800	International Paper Company	130,454	9,340	Duke Energy Corporation	283,189
800	Louisiana-Pacific Corporation	16,000	2,700	Dynegy, Inc.(b)	15,201
1,391	MeadWestvaco Corporation(c)	36,333	2,500	Edison International, Inc.	103,450
4,168	Monsanto Company	179,182	1,500	Entergy Corporation	115,650
3,400	Newmont Mining Corporation	174,182	5,150	Exelon Corporation	298,185
2,300	Nucor Corporation	122,291	2,400	FirstEnergy Corporation	134,400
1,000	Pactiv Corporation(b)	24,510	3,000	FPL Group, Inc.(c)	129,420

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

71

Large Cap Index Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value

Utilities — continued			1,900	Public Service Enterprise
1,400	KeySpan Corporation	$56,378		Group, Inc.	$128,117
400	Nicor, Inc.(c)	17,528	2,000	Sempra Energy(d)	96,520
2,037	NiSource, Inc.	46,342	5,700	Southern Company(c)	192,546
200	Peoples Energy Corporation	8,442	1,500	TECO Energy, Inc.	23,910
2,700	PG&E Corporation	112,536	3,400	TXU Corporation	218,382
800	Pinnacle West		3,055	Xcel Energy, Inc.(c)	61,222

	Capital Corporation(c)	34,408		Total Utilities	3,077,973

2,800	PPL Corporation	95,256

1,827	Progress Energy, Inc.	79,566		Total Common Stock
				(cost $77,090,243)	87,456,271

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (5.1%)		Rate(e)	Date	Value

4,527,117	Thrivent Financial Securities Lending Trust		5.330%	N/A	$4,527,117

		Total Collateral Held for Securities Loaned
		(cost $4,527,117)			4,527,117

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (1.9%)		Rate(e)	Date	Value

$250,000	Federal National Mortgage Association(d)		4.590%	8/16/2006	$249,491
1,410,666	Thrivent Money Market Fund(d)		5.020	N/A	1,410,666

		Total Short-Term Investments (at amortized cost)			1,660,157

		Total Investments (cost $83,277,517) 105.3%			$93,643,545

		Other Assets and Liabilities, Net (5.3%)			(4,644,488)

		Total Net Assets 100.0%			$88,999,057

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At July 31, 2006, $1,410,666 in Short-Term Investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, 2,000 shares of Sempra Energy common stock valued at $96,520 and $249,491 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 500 Mini-Futures	26	September 2006	Long	$1,666,341	$1,644,897	$21,444

(e) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$17,039,636
Gross unrealized depreciation	(6,673,608)

Net unrealized appreciation (depreciation)	$10,366,028
Cost for federal income tax purposes	$83,277,517

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

72

Large Cap Index Fund-I Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Consumer Discretionary (9.7%)			504	Johnson Controls, Inc.	$38,687
800	Amazon.com, Inc.(b,c)	$21,512	354	Jones Apparel Group, Inc.	10,478
355	Apollo Group, Inc.(b)	16,799	200	KB Home(c)	8,504
308	AutoNation, Inc.(b)	6,068	958	Kohl’s Corporation(b)	54,252
152	AutoZone, Inc.(b)	13,356	504	Leggett & Platt, Inc.	11,501
757	Bed Bath & Beyond, Inc.(b)	25,344	400	Lennar Corporation	17,892
1,041	Best Buy Company, Inc.	47,199	864	Limited Brands, Inc.	21,738
202	Big Lots, Inc.(b)	3,264	303	Liz Claiborne, Inc.(c)	10,711
101	Black & Decker Corporation	7,122	4,148	Lowe’s Companies, Inc.	117,596
202	Brunswick Corporation(c)	5,973	810	Marriott International, Inc.	28,496
1,165	Carnival Corporation	45,388	1,062	Mattel, Inc.	19,158
2,011	CBS Corporation	55,162	3,285	McDonald’s Corporation	116,256
402	Centex Corporation(c)	19,019	1,008	McGraw-Hill Companies, Inc.	56,750
354	Circuit City Stores, Inc.	8,673	100	Meredith Corporation	4,723
1,315	Clear Channel		354	New York Times Company(c)	7,848
	Communications, Inc.	38,069	756	Newell Rubbermaid, Inc.(c)	19,928
1,000	Coach, Inc.(b)	28,710	6,200	News Corporation	119,288
5,516	Comcast Corporation(b)	189,640	557	NIKE, Inc.	44,003
700	D.R. Horton, Inc.	15,001	604	Nordstrom, Inc.	20,717
380	Darden Restaurants, Inc.(c)	12,844	707	Office Depot, Inc.(b)	25,487
201	Dillard’s, Inc.(c)	6,036	101	OfficeMax, Inc.	4,152
871	Dollar General Corporation	11,689	503	Omnicom Group, Inc.	44,521
200	Dow Jones & Company, Inc.(c)	7,008	604	Pulte Homes, Inc.(c)	17,214
200	E.W. Scripps Company	8,546	403	RadioShack Corporation(c)	6,517
758	Eastman Kodak Company(c)	16,866	275	Sears Holdings Corporation(b)	37,744
405	Family Dollar Stores, Inc.	9,202	353	Sherwin-Williams Company	17,862
1,538	Federated Department Stores, Inc.	53,999	200	Snap-On, Inc.	8,402
4,954	Ford Motor Company(c)	33,043	201	Stanley Works	9,119
454	Fortune Brands, Inc.	32,924	1,918	Staples, Inc.	41,467
604	Gannett Company, Inc.	31,480	2,020	Starbucks Corporation(b)	69,205
1,474	Gap, Inc.	25,574	606	Starwood Hotels & Resorts
1,465	General Motors Corporation(c)	47,217		Worldwide, Inc.	31,863
454	Genuine Parts Company	18,905	2,328	Target Corporation	106,902
503	Goodyear Tire & Rubber Company(b)	5,533	404	Tiffany & Company	12,762
910	H&R Block, Inc.	20,702	11,186	Time Warner, Inc.	184,569
708	Harley-Davidson, Inc.	40,356	1,216	TJX Companies, Inc.	29,634
200	Harman International		606	Tribune Company(c)	18,004
	Industries, Inc.	16,040	506	Univision Communications, Inc.(b)	16,900
502	Harrah’s Entertainment, Inc.	30,175	302	VF Corporation	20,482
404	Hasbro, Inc.	7,555	1,911	Viacom, Inc.(b)	66,598
861	Hilton Hotels Corporation	20,604	5,811	Walt Disney Company	172,529
5,367	Home Depot, Inc.	186,289	302	Wendy’s International, Inc.	18,168
808	International Game Technology	31,237	181	Whirlpool Corporation	13,964
1,060	Interpublic Group of		659	Yum! Brands, Inc.	29,655

	Companies, Inc.(b,c)	8,681		Total Consumer
556	J.C. Penney Company, Inc.			Discretionary	2,996,056

	(Holding Company)	35,006

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

73

Large Cap Index Fund-I Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Consumer Staples (9.7%)			Energy (10.3%)
201	Alberto-Culver Company	$9,797	1,140	Anadarko Petroleum Corporation	$52,144
5,409	Altria Group, Inc.	432,558	846	Apache Corporation	59,618
2,025	Anheuser-Busch Companies, Inc.	97,504	908	Baker Hughes, Inc.	72,595
1,738	Archer-Daniels-Midland Company	76,472	910	BJ Services Company	33,006
1,212	Avon Products, Inc.	35,136	1,000	Chesapeake Energy Corporation(c)	32,900
300	Brown-Forman Corporation(c)	22,035	5,714	Chevron Corporation	375,867
460	Campbell Soup Company	16,873	4,180	ConocoPhillips	286,915
405	Clorox Company	24,276	500	CONSOL Energy, Inc.	20,580
5,423	Coca-Cola Company	241,324	1,212	Devon Energy Corporation	78,344
811	Coca-Cola Enterprises, Inc.	17,404	1,775	El Paso Corporation(c)	28,400
1,365	Colgate-Palmolive Company	80,972	606	EOG Resources, Inc.	44,935
1,312	ConAgra Foods, Inc.	28,208	15,705	Exxon Mobil Corporation	1,063,854
500	Constellation Brands, Inc.(b)	12,230	2,724	Halliburton Company	90,873
1,261	Costco Wholesale Corporation	66,530	553	Hess Corporation(c)	29,254
2,120	CVS Corporation	69,366	502	Kerr-McGee Corporation	35,240
400	Dean Foods Company(b,c)	15,012	253	Kinder Morgan, Inc.	25,806
400	Estee Lauder Companies, Inc.	14,928	966	Marathon Oil Corporation	87,558
860	General Mills, Inc.	44,634	500	Murphy Oil Corporation	25,730
859	H.J. Heinz Company	36,052	806	Nabors Industries, Ltd.(b)	28,468
504	Hershey Company(c)	27,705	500	National Oilwell Varco, Inc.(b)	33,520
660	Kellogg Company(c)	31,792	404	Noble Corporation	28,987
1,164	Kimberly-Clark Corporation	71,062	1,061	Occidental Petroleum Corporation	114,323
1,872	Kroger Company	42,925	201	Rowan Companies, Inc.	6,808
404	McCormick & Company, Inc.(c)	14,164	3,130	Schlumberger, Ltd.	209,240
250	Molson Coors Brewing Company(c)	17,862	402	Sunoco, Inc.	27,955
308	Pepsi Bottling Group, Inc.	10,241	857	Transocean, Inc.(b)	66,186
4,397	PepsiCo, Inc.	278,682	1,600	Valero Energy Corporation	107,888
8,692	Procter & Gamble Company	488,490	900	Weatherford International, Ltd.(b)	42,156
202	Reynolds American, Inc.(c)	25,610	1,563	Williams Companies, Inc.	37,903
1,161	Safeway, Inc.	32,601	933	XTO Energy, Inc.	43,842

2,022	Sara Lee Corporation	34,172		Total Energy	3,190,895

608	SUPERVALU, Inc.	16,492
1,568	SYSCO Corporation(c)	43,277	Financials (21.5%)
700	Tyson Foods, Inc.	9,905	857	ACE, Ltd.	44,161
503	UST, Inc.(c)	25,427	1,163	AFLAC, Inc.	51,335
2,629	Walgreen Company	122,985	1,670	Allstate Corporation	94,889
6,582	Wal-Mart Stores, Inc.	292,899	203	Ambac Financial Group, Inc.	16,871
400	Whole Foods Market, Inc.	23,004	3,288	American Express Company	171,173
631	William Wrigley Jr. Company(c)	28,938	6,827	American International

	Total Consumer Staples	2,979,544		Group, Inc.	414,194

			577	Ameriprise Financial, Inc.	25,734
			859	AmSouth Bancorporation	24,619
			807	Aon Corporation	27,624

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

74

Large Cap Index Fund-I Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Financials — continued			200	M&T Bank Corporation(c)	$24,384
253	Apartment Investment &		1,466	Marsh & McLennan
	Management Company	$12,167		Companies, Inc.	39,626
600	Archstone-Smith Trust	31,482	506	Marshall & Ilsley Corporation	23,767
12,144	Bank of America Corporation	625,780	429	MBIA, Inc.(c)	25,229
1,972	Bank of New York Company, Inc.	66,279	1,061	Mellon Financial Corporation	37,135
1,412	BB&T Corporation(c)	59,290	2,378	Merrill Lynch & Company, Inc.	173,166
252	Bear Stearns Companies, Inc.	35,751	1,970	MetLife, Inc.	102,440
200	Boston Properties, Inc.	19,640	251	MGIC Investment Corporation	14,284
805	Capital One Financial Corporation	62,267	706	Moody’s Corporation	38,745
2,687	Charles Schwab Corporation	42,670	2,831	Morgan Stanley	188,262
1,106	Chubb Corporation	55,765	1,416	National City Corporation(c)	50,976
450	Cincinnati Financial Corporation(c)	21,222	1,257	North Fork Bancorporation, Inc.	35,611
600	CIT Group, Inc.	27,546	504	Northern Trust Corporation	28,778
13,060	Citigroup, Inc.	630,929	556	Plum Creek Timber Company, Inc.	18,937
453	Comerica, Inc.	26,523	755	PNC Financial Services Group, Inc.	53,484
500	Commerce Bancorp, Inc.(c)	16,985	760	Principal Financial Group, Inc.(c)	41,040
300	Compass Bancshares, Inc.	17,682	2,024	Progressive Corporation	48,961
1,606	Countrywide Financial Corporation	57,543	700	ProLogis Trust	38,745
1,100	E*TRADE Financial Corporation(b)	25,641	1,267	Prudential Financial, Inc.	99,637
1,012	Equity Office Properties Trust	38,365	300	Public Storage, Inc.(c)	24,087
758	Equity Residential REIT	35,255	1,223	Regions Financial Corporation	44,383
1,819	Federal Home Loan		402	SAFECO Corporation	21,595
	Mortgage Corporation	105,247	455	Simon Property Group, Inc.	38,916
2,528	Federal National Mortgage		1,062	SLM Corporation	53,419
	Association	121,116	1,050	Sovereign Bancorp, Inc.(c)	21,672
303	Federated Investors, Inc.	9,396	1,853	St. Paul Travelers Companies, Inc.	84,867
1,407	Fifth Third Bancorp(c)	53,663	908	State Street Corporation	54,534
354	First Horizon National Corporation(c)	14,833	956	SunTrust Banks, Inc.	75,400
455	Franklin Resources, Inc.	41,610	808	Synovus Financial Corporation	22,834
1,000	Genworth Financial, Inc.	34,300	502	T. Rowe Price Group, Inc.	20,738
706	Golden West Financial Corporation	52,004	352	Torchmark Corporation	21,285
1,113	Goldman Sachs Group, Inc.	170,011	4,769	U.S. Bancorp	152,608
856	Hartford Financial Services		757	UnumProvident Corporation(c)	12,286
	Group, Inc.	72,623	400	Vornado Realty Trust	41,820
626	Huntington Bancshares, Inc.(c)	15,243	4,291	Wachovia Corporation(c)	230,126
9,078	J.P. Morgan Chase & Company	414,138	2,600	Washington Mutual, Inc.(c)	116,220
606	Janus Capital Group, Inc.	9,811	4,448	Wells Fargo & Company	321,768
1,110	KeyCorp	40,959	404	XL Capital, Ltd.(c)	25,735
500	Kimco Realty Corporation(c)	19,620	252	Zions Bancorporation	20,699

300	Legg Mason, Inc.	25,041		Total Financials	6,640,025

1,410	Lehman Brothers Holdings, Inc.	91,580
739	Lincoln National Corporation	41,891
1,062	Loews Corporation	39,358

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

75

Large Cap Index Fund-I Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Health Care (12.8%)			406	Quest Diagnostics, Inc.	$24,409
3,896	Abbott Laboratories	$186,112	3,943	Schering-Plough Corporation	80,595
1,312	Aetna, Inc.	41,315	1,012	St. Jude Medical, Inc.(b)	37,343
403	Allergan, Inc.	43,464	808	Stryker Corporation	36,772
504	AmerisourceBergen Corporation	21,672	1,190	Tenet Healthcare Corporation(b)	7,045
3,107	Amgen, Inc.(b)	216,682	454	Thermo Electron Corporation(b)	16,803
454	Applera Corporation		3,632	UnitedHealth Group, Inc.	173,719
	(Applied Biosystems Group)	14,596	354	Waters Corporation(b)	14,401
300	Barr Pharmaceuticals, Inc.(b)	14,928	301	Watson Pharmaceuticals, Inc.(b)	6,739
201	Bausch & Lomb, Inc.(c)	9,507	1,720	WellPoint, Inc.(b)	128,140
1,669	Baxter International, Inc.	70,098	3,539	Wyeth	171,535
706	Becton, Dickinson and Company	46,540	639	Zimmer Holdings, Inc.(b)	40,410

905	Biogen Idec, Inc.(b)	38,119		Total Health Care	3,958,275

644	Biomet, Inc.	21,213
3,243	Boston Scientific Corporation(b)	55,163	Industrials (10.8%)
5,156	Bristol-Myers Squibb Company	123,589	1,924	3M Company	135,450
302	C.R. Bard, Inc.	21,433	554	Allied Waste Industries, Inc.(b)	5,629
1,037	Cardinal Health, Inc.	69,479	405	American Power Conversion
1,200	Caremark Rx, Inc.	63,360		Corporation	6,836
404	CIGNA Corporation	36,865	456	American Standard Companies, Inc.	17,615
450	Coventry Health Care, Inc.(b)	23,715	302	Avery Dennison Corporation	17,706
2,983	Eli Lilly and Company	169,345	2,074	Boeing Company	160,569
400	Express Scripts, Inc.(b)	30,812	958	Burlington Northern
300	Fisher Scientific International, Inc.(b)	22,233		Santa Fe Corporation	66,016
912	Forest Laboratories, Inc.(b)	42,235	1,718	Caterpillar, Inc.	121,755
706	Genzyme Corporation(b)	48,206	2,629	Cendant Corporation	39,461
1,200	Gilead Sciences, Inc.(b)	73,776	405	Cintas Corporation(c)	14,296
1,063	HCA, Inc.	52,257	152	Cooper Industries, Ltd.	13,096
657	Health Management Associates, Inc.	13,377	654	CSX Corporation	39,685
409	Hospira, Inc.(b)	17,869	150	Cummins, Inc.(c)	17,550
454	Humana, Inc.(b)	25,392	604	Danaher Corporation	39,381
554	IMS Health, Inc.	15,202	655	Deere & Company	47,533
7,835	Johnson & Johnson	490,079	554	Dover Corporation	26,116
673	King Pharmaceuticals, Inc.(b,c)	11,454	404	Eaton Corporation	25,896
400	Laboratory Corporation of		1,061	Emerson Electric Company	83,734
	America Holdings(b,c)	25,768	303	Equifax, Inc.	9,781
251	Manor Care, Inc.	12,563	807	FedEx Corporation	84,501
856	McKesson Corporation	43,134	202	Fluor Corporation	17,742
841	Medco Health Solutions, Inc.(b)	49,897	1,108	General Dynamics Corporation	74,258
707	MedImmune, Inc.(b,c)	17,944	27,250	General Electric Company	890,802
3,234	Medtronic, Inc.	163,382	301	Goodrich Corporation	12,151
5,817	Merck & Company, Inc.	234,251	2,224	Honeywell International, Inc.	86,069
150	Millipore Corporation(b)	9,398	1,014	Illinois Tool Works, Inc.	46,370
600	Mylan Laboratories, Inc.	13,176	808	Ingersoll-Rand Company	28,926
400	Patterson Companies, Inc.(b,c)	13,304	504	ITT Industries, Inc.	25,477
352	PerkinElmer, Inc.	6,347	300	L-3 Communications Holdings, Inc.	22,095
19,281	Pfizer, Inc.	501,113	862	Lockheed Martin Corporation	68,684

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

76

Large Cap Index Fund-I Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Industrials — continued			504	Computer Sciences Corporation(b,c)	$26,405
1,061	Masco Corporation	$28,361	959	Compuware Corporation(b)	6,703
301	Monster Worldwide, Inc.(b)	12,040	554	Comverse Technology, Inc.(b)	10,737
250	Navistar International		304	Convergys Corporation(b)	5,800
	Corporation(b)	5,590	3,933	Corning, Inc.(b)	75,002
1,110	Norfolk Southern Corporation	48,196	5,876	Dell, Inc.(b)	127,392
846	Northrop Grumman Corporation(c)	55,997	3,032	eBay, Inc.(b)	72,980
443	PACCAR, Inc.	35,772	808	Electronic Arts, Inc.(b)	38,065
251	Pall Corporation	6,546	1,312	Electronic Data Systems
352	Parker-Hannifin Corporation(c)	25,428		Corporation	31,357
655	Pitney Bowes, Inc.(c)	27,065	6,315	EMC Corporation(b)	64,097
601	R.R. Donnelley & Sons Company	17,543	1,965	First Data Corporation	80,270
1,159	Raytheon Company	52,236	480	Fiserv, Inc.(b)	20,957
405	Robert Half International, Inc.	13,106	1,123	Freescale Semiconductor, Inc.(b)	32,028
454	Rockwell Automation, Inc.	28,139	500	Google, Inc.(b)	193,300
454	Rockwell Collins, Inc.	24,230	7,507	Hewlett-Packard Company	239,548
200	Ryder System, Inc.	10,080	15,449	Intel Corporation	278,082
1,895	Southwest Airlines Company	34,091	4,148	International Business
402	Textron, Inc.	36,144		Machines Corporation	321,097
5,361	Tyco International, Ltd.	139,868	910	Intuit, Inc.(b)	28,092
756	Union Pacific Corporation	64,260	505	Jabil Circuit, Inc.	11,666
2,884	United Parcel Service, Inc.	198,736	4,441	JDS Uniphase Corporation(b)	9,459
2,722	United Technologies Corporation	169,281	1,500	Juniper Networks, Inc.(b)	20,175
152	W.W. Grainger, Inc.	9,438	604	KLA-Tencor Corporation	25,483
1,464	Waste Management, Inc.	50,332	351	Lexmark International, Inc.(b)	18,972

	Total Industrials	3,337,659 857		Linear Technology Corporation	27,724

			1,008	LSI Logic Corporation(b,c)	8,266
Information Technology (13.9%)			11,716	Lucent Technologies, Inc.(b,c)	24,955
138	ADC Telecommunications, Inc.(b,c)	1,688	859	Maxim Integrated Products, Inc.	25,237
1,510	Adobe Systems, Inc.(b)	43,050	1,866	Micron Technology, Inc.(b)	29,091
1,107	Advanced Micro Devices, Inc.(b)	21,465	22,925	Microsoft Corporation	550,888
200	Affiliated Computer Services, Inc.(b)	10,186	367	Molex, Inc.	11,641
951	Agilent Technologies, Inc.(b)	27,046	6,451	Motorola, Inc.	146,825
859	Altera Corporation(b)	14,869	808	National Semiconductor
910	Analog Devices, Inc.	29,420		Corporation	18,794
351	Andrew Corporation(b)	2,966	502	NCR Corporation(b,c)	16,134
2,220	Apple Computer, Inc.(b)	150,871	1,008	Network Appliance, Inc.(b)	29,928
4,002	Applied Materials, Inc.	62,991	809	Novell, Inc.(b)	5,250
604	Autodesk, Inc.(b)	20,602	253	Novellus Systems, Inc.(b)	6,403
1,465	Automatic Data Processing, Inc.	64,108	910	NVIDIA Corporation(b)	20,138
1,018	Avaya, Inc.(b)	9,427	10,610	Oracle Corporation(b)	158,832
607	BMC Software, Inc.(b)	14,216	282	Parametric Technology
1,132	Broadcom Corporation(b)	27,157		Corporation(b)	4,360
1,165	CA, Inc.(c)	24,418	885	Paychex, Inc.	30,249
1,560	CIENA Corporation(b,c)	5,663	604	PMC-Sierra, Inc.(b,c)	3,086
15,914	Cisco Systems, Inc.(b)	284,065	502	QLogic Corporation(b)	8,780
503	Citrix Systems, Inc.(b)	15,980	4,342	QUALCOMM, Inc.	153,099

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

77

Large Cap Index Fund-I Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Information Technology — continued			306	Rohm and Haas Company	$14,113
289	Sabre Holdings Corporation	$5,982	201	Sealed Air Corporation	9,495
500	SanDisk Corporation(b)	23,330	251	Sigma-Aldrich Corporation	17,444
1,313	Sanmina-SCI Corporation(b)	4,543	302	Temple-Inland, Inc.	12,847
2,372	Solectron Corporation(b,c)	7,163	351	United States Steel Corporation	22,138
8,996	Sun Microsystems, Inc.(b)	39,133	251	Vulcan Materials Company	16,809
2,736	Symantec Corporation(b,c)	47,524	705	Weyerhaeuser Company	41,355

686	Symbol Technologies, Inc.	7,580		Total Materials	884,224

201	Tektronix, Inc.	5,481
1,160	Tellabs, Inc.(b)	10,904	Telecommunications Services (3.4%)
454	Teradyne, Inc.(b,c)	5,966	957	ALLTEL Corporation	52,798
3,998	Texas Instruments, Inc.	119,060	10,224	AT&T, Inc.	306,618
957	Unisys Corporation(b)	4,900	4,754	BellSouth Corporation	186,214
700	VeriSign, Inc.(b,c)	12,551	304	CenturyTel, Inc.(c)	11,725
2,471	Xerox Corporation(b)	34,816	907	Citizens Communications
906	Xilinx, Inc.	18,383		Company	11,637
3,328	Yahoo!, Inc.(b)	90,322	387	Embarq Corporation(b)	17,512

	Total Information		4,136	Qwest Communications
	Technology	4,285,173		International, Inc.(b,c)	33,047

			7,741	Sprint Nextel Corporation	153,272
Materials (2.9%)			7,674	Verizon Communications, Inc.	259,535
456	Air Products and Chemicals, Inc.	29,152	1,189	Windstream Corporation	14,904

2,186	Alcoa, Inc.	65,471		Total Telecommunications
151	Allegheny Technologies, Inc.	9,647		Services	1,047,262

251	Ashland, Inc.	16,694
302	Ball Corporation	11,567	Utilities (3.5%)
302	Bemis Company, Inc.	9,271	1,564	AES Corporation(b,c)	31,061
2,518	Dow Chemical Company	87,072	352	Allegheny Energy, Inc.(b)	14,450
2,429	E.I. du Pont de Nemours		503	Ameren Corporation(c)	25,904
	and Company	96,334	929	American Electric Power
201	Eastman Chemical Company(c)	9,976		Company, Inc.	33,555
404	Ecolab, Inc.(c)	17,400	806	CenterPoint Energy, Inc.(c)	11,074
503	Freeport-McMoRan Copper &		602	CMS Energy Corporation(b)	8,434
	Gold, Inc.	27,444	557	Consolidated Edison, Inc.(c)	26,107
252	Hercules, Inc.(b,c)	3,503	503	Constellation Energy Group, Inc.	29,129
151	International Flavors &		929	Dominion Resources, Inc.	72,908
	Fragrances, Inc.(c)	5,587	503	DTE Energy Company	21,287
1,319	International Paper Company	45,281	3,264	Duke Energy Corporation	98,964
251	Louisiana-Pacific Corporation(c)	5,020	909	Dynegy, Inc.(b)	5,118
396	MeadWestvaco Corporation(c)	10,344	858	Edison International, Inc.	35,504
1,246	Monsanto Company	53,566	606	Entergy Corporation	46,723
1,160	Newmont Mining Corporation	59,427	1,764	Exelon Corporation	102,136
804	Nucor Corporation	42,749	858	FirstEnergy Corporation	48,048
454	Pactiv Corporation(b,c)	11,128	1,106	FPL Group, Inc.	47,713
602	Phelps Dodge Corporation	52,579	454	KeySpan Corporation	18,283
504	PPG Industries, Inc.	31,016	150	Nicor, Inc.(c)	6,573
908	Praxair, Inc.	49,795	775	NiSource, Inc.	17,631

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

78

Large Cap Index Fund-I Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Utilities — continued			759	Sempra Energy	$36,629
50	Peoples Energy Corporation	$2,110	1,970	Southern Company	66,547
960	PG&E Corporation	40,013	604	TECO Energy, Inc.	9,628
301	Pinnacle West Capital		1,214	TXU Corporation	77,975
	Corporation(c)	12,946	1,114	Xcel Energy, Inc.(c)	22,325

1,006	PPL Corporation	34,224		Total Utilities	1,080,306

682	Progress Energy, Inc.	29,701

706	Public Service Enterprise			Total Common Stock
	Group, Inc.	47,606		(cost $28,964,468)	30,399,419

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (6.1%)		Rate(d)	Date	Value

1,897,424	Thrivent Financial Securities Lending Trust		5.330%	N/A	$1,897,424

		Total Collateral Held for Securities Loaned
		(cost $1,897,424)			1,897,424

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (1.8%)		Rate(d)	Date	Value

$225,000	Federal National Mortgage Association(e)		4.735%	8/16/2006	$224,563
335,013	Thrivent Money Market Fund(e)		5.020	N/A	335,013

		Total Short-Term Investments (at amortized cost)			559,576

		Total Investments (cost $31,421,468) 106.4%			$32,856,419

		Other Assets and Liabilities, Net (6.4%)			(1,971,149)

		Total Net Assets 100.0%			$30,885,270

(a) The categories of investments are shown as a percentage of total net assets.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(e) At July 31, 2006, $224,563 in Short-Term Investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $335,013 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 500 Mini Futures	8	September 2006	Long	$512,721	$504,570	$8,151

(f) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$5,610,930
Gross unrealized depreciation	(4,175,979)

Net unrealized appreciation (depreciation)	$1,434,951
Cost for federal income tax purposes	$31,421,468

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

79

Balanced Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (65.3%)	Value	Shares	Common Stock (65.3%)	Value

Consumer Discretionary (7.4%)			Consumer Staples (5.5%)
29,000	Best Buy Company, Inc.(b,c)	$1,314,860	13,400	Alberto-Culver Company(c,e)	$653,116
3,000	Black & Decker Corporation	211,530	39,400	Altria Group, Inc.(c,e)	3,150,818
12,000	Brunswick Corporation(b)	354,840	11,800	Cadbury Schweppes plc(b)	463,268
4,800	Centex Corporation(b)	227,088	19,800	Colgate-Palmolive Company(e)	1,174,536
9,600	Children’s Place Retail		28,900	Constellation Brands, Inc.(d)	706,894
	Stores, Inc.(b,d)	535,872	16,700	Corn Products International, Inc.	555,442
25,700	Coldwater Creek, Inc.(b,d)	512,201	43,400	CVS Corporation(e)	1,420,048
11,000	D.R. Horton, Inc.	235,730	9,900	Diageo plc	696,168
14,500	DreamWorks Animation		16,500	Elizabeth Arden, Inc.(d)	278,520
	SKG, Inc.(b,d)	303,630	12,900	Flowers Foods, Inc.(e)	367,392
12,900	DSW, Inc.(b,d)	442,857	11,900	Hershey Company	654,143
23,600	E.W. Scripps Company	1,008,428	12,500	Hormel Foods Corporation	471,625
3,600	Fortune Brands, Inc.	261,072	10,900	Kellogg Company	525,053
12,000	GameStop Corporation(d)	499,320	10,600	Loews Corporation –
14,800	Genesco, Inc.(d)	400,636		Carolina Group	608,228
33,000	Gentex Corporation(b)	440,220	24,500	Nu Skin Enterprises, Inc.(b)	350,350
25,850	Golf Galaxy, Inc.(b,d)	349,234	24,800	Pepsi Bottling Group, Inc.	824,600
37,100	Harley-Davidson, Inc.(b)	2,114,700	44,312	Procter & Gamble Company(e)	2,490,334
2,700	Harman International		14,300	Reckitt Benckiser plc	574,105
	Industries, Inc.	216,540	4,900	Reynolds American, Inc.(b)	621,222
5,800	Harrah’s Entertainment, Inc.	348,638	15,400	Smithfield Foods, Inc.(d)	438,130
47,800	Home Depot, Inc.	1,659,138	44,400	Wal-Mart Stores, Inc.	1,975,800

24,800	Kohl’s Corporation(d)	1,404,424		Total Consumer Staples	18,999,792

5,200	Lennar Corporation(b)	232,596
35,200	McDonald’s Corporation	1,245,728	Energy (7.0%)
2,200	Mohawk Industries, Inc.(b,d)	151,844	24,200	Apache Corporation(c)	1,705,374
6,700	Newell Rubbermaid, Inc.	176,612	31,800	Chevron Corporation	2,091,804
15,600	Nordstrom, Inc.	535,080	25,800	ConocoPhillips(e)	1,770,912
7,900	Pulte Homes, Inc.(b)	225,150	32,600	Denbury Resources, Inc.(d)	1,130,242
8,700	Red Robin Gourmet		5,600	Dril-Quip, Inc.(b,d)	473,144
	Burgers, Inc.(b,d)	337,995	17,300	ENSCO International, Inc.	799,606
10,400	Scientific Games Corporation(d)	353,288	81,286	Exxon Mobil Corporation	5,506,314
14,800	Shuffle Master, Inc.(b,d)	431,420	35,200	Halliburton Company(e)	1,174,272
41,500	Staples, Inc.(c)	897,230	38,300	Key Energy Services, Inc.(d)	564,925
26,800	Starwood Hotels & Resorts		12,100	Lufkin Industries, Inc.	750,321
	Worldwide, Inc.	1,409,144	21,700	Occidental Petroleum
7,500	Station Casinos, Inc.(b)	411,450		Corporation	2,338,175
30,000	Target Corporation	1,377,600	9,900	Peabody Energy Corporation(e)	494,010
25,100	Texas Roadhouse, Inc.(b,d)	271,582	23,150	Range Resources Corporation	650,746
30,100	ValueVision Media, Inc.(b,d)	323,876	15,000	Total SA ADR	1,023,450
52,000	Viacom, Inc.(c,d,e)	1,812,200	21,100	Transocean, Inc.(d,e)	1,629,553
92,300	Walt Disney Company	2,740,387	23,100	Valero Energy Corporation	1,557,633

	Total Consumer		14,600	Weatherford International, Ltd.(d,e)	683,864

	Discretionary	25,774,140		Total Energy	24,344,345

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

80

Balanced Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (65.3%)	Value	Shares	Common Stock (65.3%)	Value

Financials (13.9%)			200	Glenborough Realty Trust, Inc.(b)	$4,440
6,300	ACE, Ltd.	$324,639	20,900	Golden West Financial
3,400	Affiliated Managers Group, Inc.(b,d)	311,270		Corporation	1,539,494
9,700	AFLAC, Inc.(c)	428,158	7,000	Goldman Sachs Group, Inc.	1,069,250
12,800	Allstate Corporation	727,296	6,300	Hartford Financial Services
2,400	AMB Property Corporation	125,832		Group, Inc.(c)	534,492
3,600	Ambac Financial Group, Inc.	299,196	3,500	HCC Insurance Holdings, Inc.	106,715
24,400	American Express Company(c,e)	1,270,264	4,200	Hospitality Properties Trust	182,994
7,000	American Financial Realty Trust(b)	81,060	2,600	Investors Financial
52,262	American International			Services Corporation(b)	116,532
	Group, Inc.(c,e)	3,170,736	400	Kilroy Realty Corporation	29,556
2,600	AmeriCredit Corporation(d)	63,934	1,300	Legg Mason, Inc.	108,511
4,900	Ameriprise Financial, Inc.	218,540	7,600	Lehman Brothers Holdings, Inc.	493,620
6,100	Aon Corporation(e)	208,803	3,335	Lincoln National Corporation	189,026
2,600	Apartment Investment &		7,800	Loews Corporation	289,068
	Management Company	125,034	2,500	Mack-Cali Realty Corporation	120,775
2,700	Archstone-Smith Trust	141,669	10,800	Marsh & McLennan
29,000	Associated Banc-Corp	909,440		Companies, Inc.	291,924
94,500	Bank of America Corporation	4,869,585	5,400	MBIA, Inc.	317,574
19,400	Bank of New York Company, Inc.(e)	652,034	4,900	Mellon Financial Corporation	171,500
2,300	Bear Stearns Companies, Inc.	326,301	12,200	Merrill Lynch & Company, Inc.	888,404
5,800	Capital One		10,800	MetLife, Inc.	561,600
	Financial Corporation(e)	448,630	2,200	Mills Corporation(b)	50,996
3,063	CapitalSource, Inc.(b)	72,256	4,900	Moody’s Corporation	268,912
48,600	Cardinal Financial Corporation(b)	518,562	17,300	Morgan Stanley(e)	1,150,450
32,900	Center Financial Corporation(b)	819,868	2,700	New Century
26,600	Charles Schwab Corporation	422,408		Financial Corporation(b)	117,882
10,800	Chubb Corporation	544,536	4,500	New Plan Excel Realty Trust, Inc.	116,640
3,600	Cincinnati Financial Corporation	169,776	55,100	Nexity Financial Corporation(d)	713,545
3,800	CIT Group, Inc.	174,458	3,600	Northern Trust Corporation	205,560
78,945	Citigroup, Inc.(e)	3,813,833	3,200	Nuveen Investments, Inc.	151,968
17,800	City National Corporation(e)	1,187,438	100	Parkway Properties, Inc.(b)	4,547
1,800	Developers Diversified		3,200	Plum Creek Timber Company, Inc.	108,992
	Realty Corporation	95,004	27,200	PMI Group, Inc.	1,154,912
7,600	E*TRADE Financial		24,300	PNC Financial Services
	Corporation(c,d)	177,156		Group, Inc.	1,721,412
300	Entertainment Properties Trust	12,771	2,500	Principal Financial Group, Inc.	135,000
3,500	Equity Office Properties Trust	132,685	15,200	Progressive Corporation	367,688
4,700	Equity Residential REIT	218,597	3,200	ProLogis Trust	177,120
1,300	Essex Property Trust, Inc.(b)	152,217	9,400	Prudential Financial, Inc.(c)	739,216
28,000	Federal Home Loan		1,800	Public Storage, Inc.(b)	144,522
	Mortgage Corporation	1,620,080	3,100	Rayonier, Inc. REIT	123,411
3,000	Fidelity National Financial, Inc.	115,050	2,400	SAFECO Corporation	128,928
4,500	Franklin Resources, Inc.	411,525	2,500	SEI Investments Company	122,150
10,500	Genworth Financial, Inc.	360,150	2,000	Shurgard Storage Centers, Inc.	131,800
			3,500	Simon Property Group, Inc.	299,355

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

81

Balanced Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (65.3%)	Value	Shares	Common Stock (65.3%)	Value

Financials — continued			38,100	Keryx BioPharmaceuticals, Inc.(b,d)	$438,150
8,000	SLM Corporation	$402,400	2,600	Laboratory Corporation of
100	Sovran Self Storage, Inc.	5,167		America Holdings(b,d)	167,492
12,900	St. Paul Travelers Companies, Inc.	590,820	2,900	Manor Care, Inc.	145,145
6,200	State Street Corporation	372,372	6,200	McKesson Corporation	312,418
26,000	Texas Capital Bancshares, Inc.(b,d)	505,700	6,278	Medco Health Solutions, Inc.(d)	372,474
4,800	United Dominion Realty		37,700	Medtronic, Inc.	1,904,604
	Trust, Inc.(b)	133,680	4,300	Millipore Corporation(b,d)	269,395
5,800	UnumProvident Corporation(b)	94,134	169,700	NeoPharm, Inc.(b,d)	772,135
24,200	Vineyard National		25,400	Novartis AG ADR	1,427,988
	Bancorp Company(b)	674,696	69,400	NuVasive, Inc.(b,c,d)	1,213,806
3,000	W.R. Berkley Corporation	108,000	2,400	Omnicare, Inc.(b)	108,624
2,600	Weingarten Realty Investors(b)	103,896	2,900	Patterson Companies, Inc.(d,e)	96,454
39,900	Wells Fargo & Company(c)	2,886,366	100	Psychiatric Solutions, Inc.(d)	3,149
3,300	XL Capital, Ltd.	210,210	3,300	Quest Diagnostics, Inc.	198,396
16,200	Zions Bancorporation	1,330,668	35,600	St. Jude Medical, Inc.(d)	1,313,640

	Total Financials	48,289,381	21,240	UnitedHealth Group, Inc.	1,015,909

			37,600	Vertex Pharmaceuticals, Inc.(b,d)	1,260,352
Health Care (8.1%)			14,100	WellPoint, Inc.(d)	1,050,450

50,700	Abbott Laboratories	2,421,939		Total Health Care	28,300,792

10,300	Advanced Medical Optics, Inc.(b,d)	507,275
12,800	Aetna, Inc.(c)	403,072	Industrials (7.7%)
400	Amedisys, Inc.(b,d)	15,276	25,200	AirTran Holdings, Inc.(b,d)	316,008
4,400	AmerisourceBergen Corporation	189,200	14,200	American Commercial
42,400	Amgen, Inc.(d,e)	2,956,976		Lines, Inc.(b,d)	780,290
43,700	Aspect Medical Systems, Inc.(b,d)	640,205	9,900	American Reprographics
7,600	Cardinal Health, Inc.	509,200		Company(d)	316,602
9,500	Caremark Rx, Inc.(e)	501,600	23,500	American Standard
2,900	CIGNA Corporation	264,625		Companies, Inc.(e)	907,805
12,600	Conor Medsystems, Inc.(b,d)	349,020	13,400	Burlington Northern
1,400	Covance, Inc.(d,e)	89,264		Santa Fe Corporation(e)	923,394
7,100	Coventry Health Care, Inc.(d)	374,170	9,700	Cooper Industries, Ltd.(c)	835,752
38,500	Cubist Pharmaceuticals, Inc.(b,d)	882,420	23,400	Emerson Electric Company(e)	1,846,728
18,200	Cytyc Corporation(d)	447,720	31,300	GATX Corporation(c)	1,226,647
55,400	Dexcom, Inc.(b,d)	658,706	33,700	General Electric Company(e)	1,101,653
4,800	Express Scripts, Inc.(d)	369,744	10,300	Genlyte Group, Inc.(b,d)	716,365
5,200	Fisher Scientific		19,000	Gol Linhas Aereas Inteligentes
	International, Inc.(d)	385,372		SA ADR(b)	608,380
28,500	Forest Laboratories, Inc.(d)	1,319,835	12,800	Graco, Inc.(e)	502,912
12,400	Genentech, Inc.(d)	1,002,168	21,000	Hub Group, Inc.(d)	474,180
17,700	Gilead Sciences, Inc.(d)	1,088,196	25,100	Illinois Tool Works, Inc.	1,147,823
3,900	HCA, Inc.	191,724	52,700	Interline Brands, Inc.(d)	1,148,860
2,200	Health Net, Inc.(d)	92,334	16,400	Kirby Corporation(d)	526,604
1,700	Henry Schein, Inc.(d)	80,597	17,800	Korn/Ferry International(d)	330,546
3,700	Humana, Inc.(d)	206,941	31,600	Labor Ready, Inc.(d)	515,396
10,300	IMS Health, Inc.	282,632	25,800	Laidlaw International, Inc.(e)	683,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

82

Balanced Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (65.3%)	Value	Shares	Common Stock (65.3%)	Value

Industrials — continued			57,000	Novell, Inc.(d)	$369,930
15,700	Landstar System, Inc.(e)	$670,233	96,400	Oracle Corporation(d)	1,443,108
24,400	MSC Industrial Direct		28,600	QUALCOMM, Inc.	1,008,436
	Company, Inc.	1,006,012	29,700	Sierra Wireless, Inc.(b,d)	367,686
20,300	Norfolk Southern Corporation	881,426	60,300	Symbol Technologies, Inc.	666,315
26,200	Oshkosh Truck Corporation	1,123,456	33,700	Tellabs, Inc.(d)	316,780
27,400	Pall Corporation	714,592	67,400	Texas Instruments, Inc.	2,007,172
17,900	Rockwell Automation, Inc.	1,109,442	59,700	TIBCO Software, Inc.(d)	475,212
22,400	Rockwell Collins, Inc.	1,195,488	28,100	Yahoo!, Inc.(d)	762,634

28,900	Roper Industries, Inc.	1,306,280		Total Information
28,700	United Technologies			Technology	34,059,797

	Corporation(c)	1,784,853
27,000	URS Corporation(d)	1,069,200	Materials (2.1%)
24,300	Waste Management, Inc.	835,434	12,800	Air Products and Chemicals, Inc.	818,304

	Total Industrials	26,606,061	375	Arkema(b,d)	14,519

			23,200	Bemis Company, Inc.	712,240
Information Technology (9.8%)			21,400	Dow Chemical Company(e)	740,012
21,000	Accenture, Ltd.	614,460	20,000	E.I. du Pont de Nemours
23,000	Adobe Systems, Inc.(c,d)	655,730		and Company(b)	793,200
24,400	Agilent Technologies, Inc.(c,d,e)	693,936	5,700	FMC Corporation(e)	351,633
51,800	Alcatel SA ADR(b,d)	584,304	20,000	Freeport-McMoRan Copper &
16,200	Analog Devices, Inc.	523,746		Gold, Inc.	1,091,200
41,300	Apple Computer, Inc.(d,e)	2,806,748	11,500	Lubrizol Corporation	491,855
49,500	Applied Materials, Inc.	779,130	20,600	Pactiv Corporation(d,e)	504,906
13,600	Autodesk, Inc.(d)	463,896	22,800	Praxair, Inc.	1,250,352
23,900	Avaya, Inc.(d)	221,314	17,100	Silgan Holdings, Inc.	632,871

15,400	Avocent Corporation(b,d)	393,932		Total Materials	7,401,092

59,200	BEA Systems, Inc.(c,d)	695,008
146,200	Cisco Systems, Inc.(d,e)	2,609,670	Telecommunications Services (1.1%)
15,000	Citrix Systems, Inc.(d)	476,550	17,900	America Movil SA de CV ADR	640,462
68,400	ECI Telecom, Ltd.(d)	458,280	51,300	AT&T, Inc.	1,538,487
1	Ectel, Ltd.(d)	3	56,449	Sprint Nextel Corporation	1,117,690
73,400	EMC Corporation(d)	745,010	43,750	Windstream Corporation	548,188

39,300	First Data Corporation(e)	1,605,405		Total Telecommunications
14,900	FLIR Systems, Inc.(b,d)	357,749		Services	3,844,827

21,100	Freescale Semiconductor, Inc.(d)	601,772
3,500	Google, Inc.(d)	1,353,100	Utilities (2.7%)
26,600	Hyperion Solutions Corporation(d)	828,856	16,900	AES Corporation(d)	335,634
36,000	Integrated Device		5,500	Ameren Corporation(b)	283,250
	Technology, Inc.(d,e)	556,920	11,000	American Electric Power
117,400	Intel Corporation(e)	2,113,200		Company, Inc.	397,320
19,700	International Business		6,600	Consolidated Edison, Inc.(b)	309,342
	Machines Corporation(c)	1,524,977	4,900	Constellation Energy Group, Inc.(c)	283,759
85,100	Microsoft Corporation(e)	2,044,953	9,700	Dominion Resources, Inc.(c)	761,256
60,400	Motorola, Inc.	1,374,704	4,900	DTE Energy Company	207,368
23,900	Network Appliance, Inc.(d)	709,591	26,816	Duke Energy Corporation	813,061
42,800	Nokia Oyj ADR(e)	849,580	9,000	Edison International, Inc.	372,420

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

83

Balanced Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (65.3%)	Value	Shares	Common Stock (65.3%)	Value

Utilities — continued			2,400	Questar Corporation	$212,640
5,700	Entergy Corporation	$439,470	7,100	Sempra Energy	342,646
18,300	Exelon Corporation	1,059,570	13,600	TXU Corporation(e)	873,528
9,000	FirstEnergy Corporation	504,000	3,000	Wisconsin Energy Corporation	126,600
4,600	KeySpan Corporation	185,242	11,500	Xcel Energy, Inc.(e)	230,460

9,200	PG&E Corporation	383,456	Total Utilities		9,235,755

10,200	PPL Corporation	347,004

7,100	Progress Energy, Inc.	309,205	Total Common Stock
6,800	Public Service Enterprise		(cost $212,521,669)		226,855,982

	Group, Inc.	458,524

Principal			Interest	Maturity
Amount	Long-Term Fixed Income (41.9%)		Rate	Date	Value

Asset-Backed Securities (8.3%)
$1,000,000	Americredit Automobile Receivables Trust(c,e,f)		5.414%	8/6/2006	$1,000,358
1,500,000	Bear Stearns Asset-Backed Securities, Inc.(c,f)		5.625	8/25/2006	1,501,296
1,000,000	Bear Stearns Mortgage Funding Trust(f)		5.540	8/25/2006	1,000,000
1,191,977	Countrywide Asset-Backed Certificates(f)		5.465	8/25/2006	1,191,642
453,949	Countrywide Asset-Backed Certificates		3.903	1/25/2031	449,809
111,489	Countrywide Asset-Backed Certificates(e)		4.905	8/25/2032	111,058
1,150,000	Countrywide Asset-Backed Certificates		5.549	4/25/2036	1,144,089
179,564	Credit Based Asset Servicing and Securitization		3.887	10/25/2034	178,185
1,000,000	DaimlerChrysler Master Owner Trust(f)		5.419	8/15/2006	1,000,151
378,151	Encore Credit Receivables Trust(f)		5.505	8/25/2006	378,195
728,948	FBR Securitization Trust, LLC(f)		5.505	8/25/2006	728,993
508,466	First Franklin Mortgage Loan Asset-Backed Certificates(f)		5.485	8/25/2006	508,549
1,000,000	First Franklin Mortgage Loan Asset-Backed Certificates(f)		5.495	8/25/2006	999,983
949,706	Fremont Home Loan Trust(f)		5.545	8/25/2006	949,930
1,000,000	GE Dealer Floorplan Master Note Trust(f)		5.418	8/20/2006	1,000,294
1,100,000	GMAC Mortgage Corporation Loan Trust(f)		5.475	8/25/2006	1,099,981
678,064	Green Tree Financial Corporation		6.330	11/1/2029	666,960
500,000	Harley Davidson Motorcycle Trust		3.200	5/15/2012	487,834
36,250	Long Beach Mortgage Loan Trust(f)		5.495	8/25/2006	36,251
1,106,616	Master Asset-Backed Securities Trust(c,f)		5.465	8/25/2006	1,106,895
990,144	National Collegiate Student Loan Trust(f)		5.445	8/25/2006	990,669
918,663	Option One Mortgage Loan Trust(f)		5.545	8/25/2006	919,207
726,082	Popular ABS Mortgage Pass-Through Trust(f)		5.495	8/25/2006	726,038
1,045,149	Popular ABS Mortgage Pass-Through Trust(f)		5.515	8/25/2006	1,045,377
500,000	Popular ABS Mortgage Pass-Through Trust		4.000	12/25/2034	491,224
1,500,000	Renaissance Home Equity Loan Trust		5.608	5/25/2036	1,493,544
1,011,043	Residential Asset Securities Corporation(f)		5.465	8/25/2006	1,011,253
670,152	Residential Asset Securities Corporation(f)		5.495	8/25/2006	670,254
874,976	Residential Asset Securities Corporation(e)		3.250	5/25/2029	870,393
1,296,480	Residential Asset Securities Corporation(c)		4.160	7/25/2030	1,277,915
511,339	SLM Student Loan Trust(f)		5.495	10/25/2006	511,456
689,029	Specialty Underwriting and Residential Finance Trust(f)		5.505	8/25/2006	689,119

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

84

Balanced Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.9%)	Rate	Date	Value

Asset-Backed Securities — continued
$89,082	Structured Asset Investment Loan Trust(f)	5.465%	8/25/2006	$89,085
1,000,000	Textron Financial Floorplan Master Note Trust(f)	5.477	8/13/2006	1,002,038
506,521	Wachovia Mortgage Loan Trust, LLC(f)	5.495	8/25/2006	506,579
970,783	Zuni Mortgage Loan Trust(f)	5.530	8/25/2006	970,783

	Total Asset-Backed Securities			28,805,387

Basic Materials (0.2%)
500,000	Precision Castparts Corporation	5.600	12/15/2013	488,008

	Total Basic Materials			488,008

Capital Goods (0.5%)
500,000	Boeing Capital Corporation(b)	6.500	2/15/2012	521,124
275,000	Goodrich Corporation	6.290	7/1/2016	276,985
270,000	Lockheed Martin Corporation	8.500	12/1/2029	345,220
750,000	Oakmont Asset Trust	4.514	12/22/2008	726,418

	Total Capital Goods			1,869,747

Commercial Mortgage-Backed Securities (6.3%)
1,300,000	Banc of America Commercial Mortgage, Inc.(c,e)	5.001	9/10/2010	1,274,446
750,000	Banc of America Commercial Mortgage, Inc.	4.037	11/10/2039	715,665
500,000	Banc of America Commercial Mortgage, Inc.	5.118	7/11/2043	490,150
1,381,545	Banc of America Mortgage Securities, Inc.	4.820	9/25/2035	1,350,888
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc.	3.869	2/11/2041	958,019
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc.	4.487	2/11/2041	943,606
361,981	Commercial Mortgage Pass-Through Certificates(f)	5.469	8/15/2006	362,036
1,000,000	First Union National Bank Commercial Mortgage Trust	7.390	12/15/2031	1,051,603
959,581	HomeBanc Mortgage Trust	6.106	4/25/2037	964,581
950,702	JP Morgan Alternative Loan Trust	5.804	3/25/2036	950,259
1,000,000	LB-UBS Commercial Mortgage Trust(e)	3.086	5/15/2027	961,137
1,252,543	Merrill Lynch Mortgage Investors, Inc.	4.883	6/25/2035	1,229,744
1,250,000	Merrill Lynch Mortgage Trust	4.099	11/15/2010	1,229,186
1,000,000	Merrill Lynch Mortgage Trust	5.264	1/12/2044	970,833
1,388,929	Morgan Stanley Capital I, Inc.(e)	6.210	11/15/2031	1,404,584
1,497,154	National Collegiate Student Loan Trust(e,f)	5.455	8/25/2006	1,497,738
995,905	Thornburg Mortgage Securities Trust(f)	5.490	8/25/2006	995,905
1,291,949	Wachovia Bank Commercial Mortgage Trust(f)	5.569	8/15/2006	1,292,303
1,000,000	Wachovia Bank Commercial Mortgage Trust	4.390	2/15/2036	946,667
1,500,000	Wachovia Bank Commercial Mortgage Trust	4.516	5/15/2044	1,445,235
1,018,883	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	976,435

	Total Commercial Mortgage-Backed Securities			22,011,020

Communications Services (1.2%)
375,000	AT&T Broadband Corporation(e)	8.375	3/15/2013	419,995
150,000	AT&T Corporation	8.000	11/15/2031	175,013
500,000	British Telecom plc	8.375	12/15/2010	553,542

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

85

Balanced Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.9%)	Rate	Date	Value

Communications Services — continued
$270,000	Comcast Corporation(b)	5.900%	3/15/2016	$263,053
180,000	Comcast Corporation(b)	6.500	1/15/2017	182,456
340,000	Cox Communications, Inc.	5.450	12/15/2014	317,001
140,000	New Cingular Wireless Services, Inc.(e)	8.750	3/1/2031	173,354
245,000	News America, Inc.(b)	6.400	12/15/2035	230,336
730,000	Nextel Communications, Inc.	7.375	8/1/2015	747,862
375,000	Nextel Partners, Inc.	8.125	7/1/2011	392,344
500,000	Telecom Italia Capital SA	5.250	11/15/2013	468,576
245,000	Verizon Communications, Inc.	5.550	2/15/2016	233,338

	Total Communications Services			4,156,870

Consumer Cyclical (1.3%)
750,000	Caesars Entertainment, Inc.	8.500	11/15/2006	755,314
1,000,000	Ford Credit Floor Plan Master Owner Trust(f)	5.549	8/15/2006	999,979
375,000	Ford Motor Credit Company	6.625	6/16/2008	361,240
1,280,000	General Motors Acceptance Corporation	6.875	9/15/2011	1,239,415
235,000	General Motors Acceptance Corporation(b)	8.000	11/1/2031	230,465
325,000	Home Depot, Inc.(b)	5.400	3/1/2016	316,002
475,000	Nissan Motor Acceptance Corporation	5.625	3/14/2011	471,148

	Total Consumer Cyclical			4,373,563

Consumer Non-Cyclical (0.6%)
625,000	Abbott Laboratories	5.600	5/15/2011	627,014
250,000	Aetna, Inc.(b)	6.000	6/15/2016	249,995
225,000	Fortune Brands, Inc.(b)	5.875	1/15/2036	201,000
500,000	SABMiller plc	6.200	7/1/2011	508,418
325,000	Wyeth(c)	6.950	3/15/2011	341,932

	Total Consumer Non-Cyclical			1,928,359

Energy (0.1%)
375,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II	5.298	9/30/2020	354,019

	Total Energy			354,019

Financials (3.5%)
150,000	American International Group, Inc.	6.250	5/1/2036	149,224
295,000	Ameriprise Financial, Inc.	7.518	6/1/2016	303,386
475,000	Archstone-Smith Trust	5.250	12/1/2010	466,915
130,000	BAC Capital Trust XI	6.625	5/23/2036	132,458
375,000	Barnett Capital I	8.060	12/1/2026	392,310
400,000	CIT Group, Inc.(b)	7.750	4/2/2012	437,828
375,000	Corestates Capital Trust I	8.000	12/15/2026	391,661
555,000	General Electric Capital Corporation	4.375	3/3/2012	523,790
450,000	Goldman Sachs Group, Inc.(b)	5.125	1/15/2015	426,070
265,000	HSBC Holdings plc(b)	6.500	5/2/2036	268,826

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

86

Balanced Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.9%)	Rate	Date	Value

Financials — continued
$80,000	International Lease Finance Corporation(b)	4.875%	9/1/2010	$78,087
310,000	International Lease Finance Corporation(b)	5.750	6/15/2011	310,145
450,000	J.P. Morgan Chase Bank, NA	5.875	6/13/2016	449,173
500,000	KeyCorp	4.700	5/21/2009	489,600
300,000	Lehman Brothers Holdings, Inc.	5.500	4/4/2016	290,000
105,000	Lincoln National Corporation(b)	7.000	5/17/2016	106,626
185,000	Merrill Lynch & Company, Inc.	6.050	5/16/2016	185,414
215,000	Mitsubishi UFG Capital Finance, Ltd.(b)	6.346	7/25/2016	210,294
325,000	Montpelier Re Holdings, Ltd.(b)	6.125	8/15/2013	305,225
415,000	Monumental Global Funding II	4.625	3/15/2010	402,717
525,000	ProLogis(b)	5.500	4/1/2012	514,543
375,000	Prudential Financial, Inc.	5.500	3/15/2016	363,088
550,000	RBS Capital Trust I	5.512	9/30/2014	520,651
660,000	Residential Capital Corporation(f)	6.607	10/17/2006	661,861
750,000	Residential Capital Corporation	6.375	6/30/2010	747,474
270,000	Residential Capital Corporation(b)	6.000	2/22/2011	264,948
275,000	Residential Capital Corporation	6.500	4/17/2013	273,578
350,000	Sanwa Bank, Ltd.(b)	7.400	6/15/2011	374,198
500,000	Simon Property Group, LP	4.600	6/15/2010	482,629
275,000	Simon Property Group, LP	5.375	6/1/2011	271,067
275,000	Swiss RE Capital I LP(b)	6.854	5/25/2016	275,474
285,000	Wachovia Bank NA(b)	4.875	2/1/2015	266,786
495,000	Wachovia Capital Trust III	5.800	3/15/2011	486,980
350,000	Washington Mutual Bank FA(b)	5.125	1/15/2015	327,495

	Total Financials			12,150,521

Mortgage-Backed Securities (11.8%)
9,875,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through(g)	6.000	8/1/2021	9,958,325
21,250,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(g)	5.500	8/1/2036	20,632,432
10,375,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(g)	6.500	8/1/2036	10,494,956

	Total Mortgage-Backed Securities			41,085,713

Technology (0.2%)
750,000	Deluxe Corporation(b)	3.500	10/1/2007	721,016

	Total Technology			721,016

Transportation (0.2%)
372,309	FedEx Corporation	6.720	1/15/2022	391,197
300,000	Northwest Airlines, Inc.(h)	6.841	4/1/2011	298,500

	Total Transportation			689,697

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

87

Balanced Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.9%)	Rate	Date	Value

U.S. Government (7.0%)
$750,000	Federal Home Loan Bank	5.625%	6/13/2016	$749,319
500,000	Federal Home Loan Mortgage Corporation	5.400	2/28/2011	497,492
2,000,000	Federal National Mortgage Association	5.300	2/22/2011	1,976,532
2,000,000	Federal National Mortgage Association(b)	5.500	3/15/2011	2,018,016
700,000	U.S. Treasury Bonds(b)	7.625	2/15/2025	902,234
70,000	U.S. Treasury Bonds(b)	6.125	8/15/2029	79,095
450,000	U.S. Treasury Bonds(b)	4.500	2/15/2036	410,730
600,000	U.S. Treasury Notes(b)	4.625	3/31/2008	596,227
110,000	U.S. Treasury Notes(b)	4.500	2/15/2009	108,818
320,000	U.S. Treasury Notes(b)	4.750	3/31/2011	317,775
2,190,000	U.S. Treasury Notes(b)	4.875	4/30/2011	2,185,723
7,500,000	U.S. Treasury Notes(b)	4.875	2/15/2012	7,489,748
800,000	U.S. Treasury Notes(b)	4.375	8/15/2012	777,718
450,000	U.S. Treasury Notes(b)	4.250	8/15/2013	431,806
1,465,000	U.S. Treasury Notes(b)	4.000	2/15/2015	1,367,601
3,400,000	U.S. Treasury Notes(b,c)	4.125	5/15/2015	3,198,390
100,000	U.S. Treasury Notes(b)	4.250	8/15/2015	94,766
725,000	U.S. Treasury Notes(b)	4.500	11/15/2015	699,285
520,000	U.S. Treasury Notes(b)	5.125	5/15/2016	525,403

	Total U.S. Government			24,426,678

Utilities (0.7%)
250,000	Boardwalk Pipelines, LLC	5.500	2/1/2017	237,384
270,000	Cincinnati Gas & Electric Company	5.700	9/15/2012	266,710
300,000	Exelon Corporation	6.750	5/1/2011	311,550
170,000	National Grid plc	6.300	8/1/2016	171,138
586,505	Power Receivables Finance, LLC	6.290	1/1/2012	587,150
180,000	Progress Energy, Inc.	7.750	3/1/2031	206,683
230,000	PSI Energy, Inc.	5.000	9/15/2013	217,215
250,000	Southern California Gas Company(b)	5.750	11/15/2035	238,753
295,000	Virginia Electric & Power Company(b)	6.000	1/15/2036	277,580

	Total Utilities			2,514,163

	Total Long-Term Fixed Income (cost $146,331,151)			145,574,761

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (14.5%)	Rate(i)	Date	Value

50,499,879	Thrivent Financial Securities Lending Trust	5.330%	N/A	$50,499,879

	Total Collateral Held for Securities Loaned
	(cost $50,499,879)			50,499,879

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

88

Balanced Fund
Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.1%)	Rate(i)	Date	Value

$1,710,000	Falcon Asset Securitization Corporation	5.320%	8/1/2006	$1,710,000
12,605,573	Thrivent Money Market Fund(c)	5.020	N/A	12,605,573

	Total Short-Term Investments (at amortized cost)			14,315,573

	Total Investments (cost $423,668,272) 125.8%			$437,246,195

	Other Assets and Liabilities, Net (25.8%)			(89,740,079)

	Total Net Assets 100.0%			$347,506,116

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan.

(c) At July 31, 2006, $13,922,557 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, all or a portion of the denoted securities, valued at $23,893,633, were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain/(Loss)

S&P 500 Mini-Futures	10	September 2006	Long	$640,900	$627,025	$13,875
U.S. Treasury Bond Futures 5 yr.	95	September 2006	Short	(9,900,782)	(9,842,654)	(58,128)
U.S. Treasury Bond Futures 10 yr.	25	September 2006	Short	(2,650,781)	(2,626,839)	(23,942)
U.S. Treasury Bond Futures 20 yr.	95	September 2006	Long	10,286,719	10,108,254	178,465

(d) Non-income producing security.

(e) Designated as cover for long settling trades.

(f) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(g) Denotes investments purchased on a when-issued basis.

(h)In bankruptcy.

(i) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(j) Miscellaneous footnote: ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

(k) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$25,942,006
Gross unrealized depreciation	(12,364,083)

Net unrealized appreciation (depreciation)	$13,577,923
Cost for federal income tax purposes	$423,668,272

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

89

High Yield Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (92.7%)	Rate	Date	Value

Basic Materials (10.2%)
$3,405,000	Abitibi-Consolidated, Inc.(b)	8.550%	8/1/2010	$3,281,569
1,100,000	Ainsworth Lumber Company, Ltd.(b,c)	9.249	9/29/2006	1,001,000
2,440,000	Ainsworth Lumber Company, Ltd.	6.750	3/15/2014	1,793,400
1,600,000	AK Steel Corporation(b)	7.750	6/15/2012	1,576,000
1,720,000	Appleton Papers, Inc.	8.125	6/15/2011	1,711,400
1,840,000	Appleton Papers, Inc.	9.750	6/15/2014	1,830,800
2,820,000	Arch Western Finance, LLC	6.750	7/1/2013	2,686,050
1,925,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	2,066,969
1,750,000	Buckeye Technologies, Inc.(b)	8.000	10/15/2010	1,666,875
1,100,000	Buckeye Technologies, Inc.	8.500	10/1/2013	1,072,500
2,830,000	Chaparral Steel Company	10.000	7/15/2013	3,120,075
2,840,000	Crystal US Holdings 3, LLC/Crystal
	US Sub 3 Corporation(d)	Zero Coupon	10/1/2009	2,243,600
2,580,000	Domtar, Inc.	7.125	8/1/2015	2,270,400
1,830,000	Equistar Chemicals, LP	10.125	9/1/2008	1,926,075
1,800,000	Equistar Chemicals, LP	10.625	5/1/2011	1,935,000
1,640,000	Georgia-Pacific Corporation	8.125	5/15/2011	1,635,900
3,920,000	Graphic Packaging International Corporation(b)	9.500	8/15/2013	3,920,000
2,606,000	Huntsman International, LLC(b)	10.125	7/1/2009	2,645,090
4,270,000	Ineos Group Holdings plc(b)	8.500	2/15/2016	4,003,125
2,010,000	International Coal Group, Inc.	10.250	7/15/2014	2,025,075
1,400,000	Jefferson Smurfit Corporation	8.250	10/1/2012	1,323,000
2,590,000	Lyondell Chemical Company	10.500	6/1/2013	2,842,525
3,050,000	MacDermid, Inc.	9.125	7/15/2011	3,183,438
1,630,000	Metals USA, Inc.	11.125	12/1/2015	1,793,000
2,930,000	Nell AF SARL(b)	8.375	8/15/2015	2,845,762
1,010,000	Novelis, Inc.(b)	7.250	2/15/2015	977,175
1,567,000	Rockwood Specialties, Inc.	10.625	5/15/2011	1,684,525
2,830,000	Ryerson, Inc.	8.250	12/15/2011	2,787,550
1,460,000	Southern Copper Corporation(b)	7.500	7/27/2035	1,444,654

	Total Basic Materials			63,292,532

Capital Goods (10.6%)
1,650,000	Ahern Rentals, Inc.	9.250	8/15/2013	1,666,500
3,610,000	Allied Waste North America, Inc.(b)	7.875	4/15/2013	3,646,100
2,170,000	Amsted Industries, Inc.	10.250	10/15/2011	2,332,750
2,400,000	Ball Corporation	6.625	3/15/2018	2,268,000
740,000	Browning-Ferris Industries, Inc.	9.250	5/1/2021	749,250
740,000	Browning-Ferris Industries, Inc.	7.400	9/15/2035	647,500
1,850,000	Builders Firstsource, Inc.(c)	9.420	8/15/2006	1,877,750
3,900,000	Case New Holland, Inc.	9.250	8/1/2011	4,109,625
2,920,000	Consolidated Container Company, LLC(b,d)	Zero Coupon	6/15/2007	2,784,950
2,210,000	Covalence Specialty Materials Corporation	10.250	3/1/2016	2,149,225
2,020,000	Crown Americas, Inc.	7.625	11/15/2013	1,994,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

90

High Yield Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (92.7%)	Rate	Date	Value

Capital Goods — continued
$2,020,000	Crown Americas, Inc.	7.750%	11/15/2015	$1,992,225
2,600,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	2,736,500
3,000,000	DRS Technologies, Inc.	7.625	2/1/2018	2,992,500
2,150,000	Erico International Corporation	8.875	3/1/2012	2,203,750
2,150,000	Fastentech, Inc.	11.500	5/1/2011	2,203,750
1,825,000	Graham Packaging Company, Inc.(b)	9.875	10/15/2014	1,774,812
1,610,000	K&F Acquisition, Inc.	7.750	11/15/2014	1,581,825
850,000	Legrand SA	8.500	2/15/2025	969,000
1,015,000	Mueller Group, Inc.	10.000	5/1/2012	1,096,200
2,379,000	Mueller Holdings, Inc.(d)	Zero Coupon	4/15/2009	2,022,150
2,290,000	NationsRent, Inc.	9.500	10/15/2010	2,487,945
580,000	NationsRent, Inc.(b)	9.500	5/1/2015	676,471
3,000,000	Norcraft Companies, LP/Norcraft
	Finance Corporation	9.000	11/1/2011	3,060,000
1,723,000	Owens-Brockway Glass Container, Inc.	8.875	2/15/2009	1,776,844
1,230,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	1,245,375
2,320,000	Owens-Illinois, Inc.(b)	7.500	5/15/2010	2,285,200
3,340,000	Plastipak Holdings, Inc.	8.500	12/15/2015	3,306,600
2,550,000	Ply Gem Industries, Inc.	9.000	2/15/2012	2,231,250
1,610,000	RBS Global, Inc./Rexnord Corporation	9.500	8/1/2014	1,610,000
820,000	RBS Global, Inc./Rexnord Corporation(b)	11.750	8/1/2016	838,450
2,250,000	United Rentals North America, Inc.	6.500	2/15/2012	2,126,250

	Total Capital Goods			65,443,497

Communications Services (18.7%)
3,000,000	Alamosa Delaware, Inc.	8.500	1/31/2012	3,180,000
2,020,000	American Cellular Corporation	10.000	8/1/2011	2,115,950
2,920,000	American Tower Corporation(b)	7.125	10/15/2012	2,934,600
1,700,000	American Towers, Inc.	7.250	12/1/2011	1,746,750
1,290,000	Block Communications, Inc.	8.250	12/15/2015	1,238,400
2,010,000	Cablevision Systems Corporation	8.000	4/15/2012	1,989,900
7,434,027	CCH I, LLC	11.000	10/1/2015	6,672,039
2,430,000	Centennial Communications Corporation	8.125	2/1/2014	2,363,175
2,290,000	Charter Communications Holdings, LLC(b)	8.750	11/15/2013	2,272,825
2,200,000	Charter Communications Operating, LLC	8.000	4/30/2012	2,194,500
3,240,000	Citizens Communications Company	9.250	5/15/2011	3,515,400
1,270,000	Dex Media West, LLC/Dex Media West
	Finance Company	9.875	8/15/2013	1,368,425
850,000	Digicel, Ltd.	9.250	9/1/2012	886,125
3,230,000	Dobson Cellular Systems(b)	9.875	11/1/2012	3,439,950
1,950,000	Eircom Funding	8.250	8/15/2013	2,106,000
2,020,000	Houghton Mifflin Company	8.250	2/1/2011	2,040,200
1,500,000	Houghton Mifflin Company	9.875	2/1/2013	1,554,375
3,250,000	Insight Midwest, LP/Insight Capital, Inc.	10.500	11/1/2010	3,380,000
1,210,000	Intelsat Bermuda, Ltd.	9.250	6/15/2016	1,237,225
5,090,000	Intelsat Bermuda, Ltd.	11.250	6/15/2016	5,140,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

91

High Yield Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (92.7%)	Rate	Date	Value

Communications Services — continued
$2,400,000	Intelsat Subsidiary Holding Company, Ltd.(b)	8.625%	1/15/2015	$2,376,000
2,100,000	IPCS Escrow Company	11.500	5/1/2012	2,352,000
3,100,000	Kabel Deutschland GmbH	10.625	7/1/2014	3,286,000
1,720,000	Medianews Group, Inc.	6.875	10/1/2013	1,575,950
2,830,000	Morris Publishing Group, LLC	7.000	8/1/2013	2,674,350
2,420,000	NTL Cable plc	9.125	8/15/2016	2,450,250
2,390,000	PRIMEDIA, Inc.(b,c)	10.545	8/15/2006	2,437,800
2,050,000	Qwest Communications International, Inc.(c)	8.670	8/15/2006	2,088,438
3,640,000	Qwest Communications International, Inc.	7.250	2/15/2011	3,576,300
1,220,000	Qwest Communications International, Inc.	7.500	2/15/2014	1,195,600
820,000	Qwest Corporation(c)	8.579	9/15/2006	877,400
6,570,000	Qwest Corporation	7.875	9/1/2011	6,799,950
1,230,000	Qwest Corporation	7.625	6/15/2015	1,249,988
6,480,000	R.H. Donnelley Corporation	6.875	1/15/2013	5,880,600
2,460,000	R.H. Donnelley Corporation	8.875	1/15/2016	2,450,775
1,210,000	Rogers Wireless Communications, Inc.	7.250	12/15/2012	1,225,125
2,830,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	2,900,750
1,620,000	Rural Cellular Corporation(b)	9.750	1/15/2010	1,624,050
1,615,000	Rural Cellular Corporation(b)	9.875	2/1/2010	1,671,525
2,420,000	UbiquiTel Operating Company	9.875	3/1/2011	2,631,750
2,210,000	US Unwired, Inc.	10.000	6/15/2012	2,431,000
3,690,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	3,856,050
3,200,000	Videotron Ltee	6.875	1/15/2014	3,056,000
400,000	Windstream Corporation(b)	8.125	8/1/2013	416,000
1,280,000	Windstream Corporation	8.625	8/1/2016	1,331,200
3,200,000	Zeus Special Subsidiary, Ltd.(d)	Zero Coupon	2/1/2010	2,168,000

	Total Communications Services			115,959,590

Consumer Cyclical (20.5%)
1,470,000	Allied Security Escrow Corporation	11.375	7/15/2011	1,440,600
3,520,000	American Casino & Entertainment Properties, LLC	7.850	2/1/2012	3,528,800
420,000	AutoNation, Inc.(c)	7.507	10/15/2006	424,200
3,250,000	Beazer Homes USA, Inc.(b)	8.625	5/15/2011	3,225,625
1,490,000	Beazer Homes USA, Inc.(b)	8.125	6/15/2016	1,415,500
4,650,000	Bon-Ton Stores, Inc.	10.250	3/15/2014	4,278,000
2,190,000	Buhrmann U.S., Inc.	7.875	3/1/2015	2,124,300
2,150,000	Caesars Entertainment, Inc.	8.125	5/15/2011	2,257,500
1,700,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation(b)	10.125	3/1/2012	1,797,750
2,930,000	Dollarama Group, LP(b)	8.875	8/15/2012	2,959,300
2,960,000	Ford Motor Credit Company(c)	9.957	10/16/2006	3,050,612
6,120,000	Ford Motor Credit Company	9.750	9/15/2010	6,057,270
3,680,000	Gaylord Entertainment Company	6.750	11/15/2014	3,445,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

92

High Yield Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (92.7%)	Rate	Date	Value

Consumer Cyclical — continued
$13,680,000	General Motors Acceptance Corporation	6.875%	9/15/2011	$13,246,246
2,140,000	General Motors Acceptance Corporation	8.000	11/1/2031	2,098,704
2,030,000	General Motors Corporation(b)	7.200	1/15/2011	1,801,625
3,230,000	General Motors Corporation(b)	8.250	7/15/2023	2,664,750
4,460,000	Group 1 Automotive, Inc.	8.250	8/15/2013	4,493,450
1,110,000	Host Marriott, LP	6.750	6/1/2016	1,062,825
3,660,000	IAAI Finance Corporation	11.000	4/1/2013	3,623,400
3,420,000	Intrawest Corporation	7.500	10/15/2013	3,407,175
1,995,000	Jacobs Entertainment, Inc.	9.750	6/15/2014	1,985,025
2,230,000	Jean Coutu Group (PJC), Inc.(b)	8.500	8/1/2014	2,082,262
2,750,000	K. Hovnanian Enterprises, Inc.(b)	7.500	5/15/2016	2,516,250
2,930,000	KB Home(b)	6.250	6/15/2015	2,576,408
3,000,000	Kerzner International, Ltd.	6.750	10/1/2015	3,157,500
1,480,000	MGM MIRAGE(b)	6.750	4/1/2013	1,420,800
6,030,000	MGM MIRAGE(b)	5.875	2/27/2014	5,479,762
3,450,000	Mohegan Tribal Gaming Authority	6.375	7/15/2009	3,381,000
4,230,000	NCL Corporation	10.625	7/15/2014	4,124,250
1,290,000	Nebraska Book Company, Inc.	8.625	3/15/2012	1,167,450
2,200,000	Perry Ellis International, Inc.(b)	8.875	9/15/2013	2,156,000
2,700,000	Pokagon Gaming Authority	10.375	6/15/2014	2,821,500
3,520,000	Poster Financial Group, Inc.(b)	8.750	12/1/2011	3,634,400
4,580,000	Rent-Way, Inc.	11.875	6/15/2010	4,717,400
1,300,000	TRW Automotive, Inc.	9.375	2/15/2013	1,381,250
4,870,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	4,967,400
3,195,000	Universal City Florida Holding Company I/II(c)	9.899	11/1/2006	3,282,862
2,440,000	VICORP Restaurants, Inc.	10.500	4/15/2011	2,171,600
2,830,000	Warnaco, Inc.	8.875	6/15/2013	2,890,138
3,705,000	WMG Holdings Corporation(d)	Zero Coupon	12/15/2009	2,676,862

	Total Consumer Cyclical			126,993,151

Consumer Non-Cyclical (7.2%)
1,470,000	DaVita, Inc.	6.625	3/15/2013	1,400,175
1,460,000	DaVita, Inc.	7.250	3/15/2015	1,396,125
2,590,000	Education Management, LLC	10.250	6/1/2016	2,615,900
1,610,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	1,545,600
1,620,000	Elan Finance plc/Elan Finance Corporation(b,c)	9.170	8/15/2006	1,636,200
2,190,000	Fisher Scientific International, Inc.	6.125	7/1/2015	2,110,612
3,240,000	IASIS Healthcare, LLC
	(IASIS Capital Corporation)(b)	8.750	6/15/2014	3,110,400
1,596,000	Jafra Cosmetics	10.750	5/15/2011	1,723,680
3,940,000	Jostens Holding Corporation(b,d)	Zero Coupon	12/1/2008	3,112,600
3,050,000	Michael Foods, Inc.	8.000	11/15/2013	3,011,875
1,110,000	Multiplan, Inc.	10.375	4/15/2016	1,121,100
2,020,000	Omnicare, Inc.	6.750	12/15/2013	1,946,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

93

High Yield Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (92.7%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$2,020,000	Smithfield Foods, Inc.(b)	8.000%	10/15/2009	$2,060,400
2,015,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	1,999,888
3,440,000	Triad Hospitals, Inc.	7.000	5/15/2012	3,418,500
3,030,000	US Oncology Holdings, Inc.(c)	10.320	9/15/2006	3,079,238
1,640,000	US Oncology, Inc.	9.000	8/15/2012	1,705,600
2,810,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	2,718,675
3,240,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	3,102,300
1,710,000	Warner Chilcott Corporation	8.750	2/1/2015	1,697,175

	Total Consumer Non-Cyclical			44,512,818

Energy (5.3%)
1,460,000	Chesapeake Energy Corporation	6.375	6/15/2015	1,372,400
2,550,000	Chesapeake Energy Corporation	6.250	1/15/2018	2,342,812
2,950,000	Compton Petroleum Finance Corporation	7.625	12/1/2013	2,839,375
2,820,000	Denbury Resources, Inc.	7.500	12/15/2015	2,827,050
2,560,000	Harvest Operations Corporation(b)	7.875	10/15/2011	2,451,200
2,860,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	2,666,950
1,332,000	Magnum Hunter Resources, Inc.	9.600	3/15/2012	1,410,255
3,365,000	Ocean Rig Norway AS	8.375	7/1/2013	3,465,950
1,120,000	PHI, Inc.	7.125	4/15/2013	1,050,000
2,210,000	Pioneer Natural Resources Company(b)	5.875	7/15/2016	2,028,053
1,130,000	Pioneer Natural Resources Company(b)	6.875	5/1/2018	1,097,656
2,580,000	Pride International, Inc.	7.375	7/15/2014	2,605,800
2,700,000	Western Oil Sands, Inc.	8.375	5/1/2012	2,862,000
2,770,000	Whiting Petroleum Corporation	7.250	5/1/2012	2,749,225
810,000	Whiting Petroleum Corporation	7.250	5/1/2013	803,925

	Total Energy			32,572,651

Financials (1.8%)
2,529,000	American Financial Group, Inc., Convertible(d)	1.486	6/2/2008	1,264,500
2,150,000	Dollar Financial Group, Inc.(b)	9.750	11/15/2011	2,305,875
1,090,000	Fairfax Financial Holdings, Ltd., Convertible(b)	5.000	7/15/2023	978,275
1,830,000	FTI Consulting, Inc.	7.625	6/15/2013	1,848,300
1,280,000	Morgan Stanley, Convertible	16.500	1/18/2007	1,255,040
3,220,000	Residential Capital Corporation(c)	7.337	10/17/2006	3,216,416

	Total Financials			10,868,406

Materials (0.4%)
2,410,000	Drummond Company, Inc.	7.375	2/15/2016	2,259,375

	Total Materials			2,259,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

94

High Yield Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (92.7%)	Rate	Date	Value

Technology (4.5%)
$2,440,000	Avago Technologies Finance Pte(b,c)	10.731%	9/1/2006	$2,562,000
1,285,000	Electronic Data Systems Corporation, Convertible(b)	3.875	7/15/2023	1,286,606
1,470,000	Freescale Semiconductor, Inc.	6.875	7/15/2011	1,492,050
1,470,000	Freescale Semiconductor, Inc.	7.125	7/15/2014	1,499,400
1,630,000	Intel Corporation, Convertible(b)	2.950	12/15/2035	1,356,975
2,120,000	Itron, Inc.	7.750	5/15/2012	2,162,400
3,040,000	MagnaChip Semiconductor SA/MagnaChip
	Semiconductor Finance Company(c)	8.579	9/15/2006	2,561,200
1,710,000	Nortel Networks, Ltd.(c)	9.730	10/16/2006	1,718,550
1,620,000	SunGard Data Systems, Inc.	9.125	8/15/2013	1,654,425
1,600,000	SunGard Data Systems, Inc.(b)	10.250	8/15/2015	1,622,000
1,070,000	UGS Capital Corporation II(c)	10.380	12/1/2006	1,064,650
3,750,000	UGS Corporation	10.000	6/1/2012	4,035,938
600,000	Unisys Corporation	7.875	4/1/2008	598,500
2,010,000	Unisys Corporation(b)	6.875	3/15/2010	1,856,738
2,590,000	Xerox Corporation	7.625	6/15/2013	2,615,900

	Total Technology			28,087,332

Transportation (2.6%)
2,390,000	CHC Helicopter Corporation	7.375	5/1/2014	2,246,600
2,380,000	Delta Air Lines, Inc.(e)	7.111	9/18/2011	2,380,000
1,660,000	Hertz Corporation	8.875	1/1/2014	1,730,550
2,770,000	Hertz Corporation(b)	10.500	1/1/2016	3,012,375
949,000	H-Lines Finance Holding Corporation(d)	Zero Coupon	4/1/2008	823,258
1,813,000	Horizon Lines, LLC	9.000	11/1/2012	1,844,728
4,050,000	Windsor Petroleum Transport Corporation	7.840	1/15/2021	4,094,400

	Total Transportation			16,131,911

Utilities (10.9%)
1,300,000	AES Corporation	8.875	2/15/2011	1,371,500
3,230,000	AES Corporation	8.750	5/15/2013	3,456,100
2,635,000	AmeriGas Partners, LP	7.250	5/20/2015	2,555,950
2,840,000	Calpine Generating Company, LLC(c,e)	11.096	9/1/2006	2,953,600
1,990,000	Calpine Generating Company, LLC(b,c,e)	14.120	10/1/2006	2,089,500
3,794,895	CE Generation, LLC	7.416	12/15/2018	3,904,290
2,210,000	Colorado Interstate Gas Company	6.800	11/15/2015	2,152,167
1,700,000	Copano Energy, LLC	8.125	3/1/2016	1,708,500
1,360,000	Consumers Energy Company(b)	6.300	2/1/2012	1,302,200
2,020,000	Dynegy Holdings, Inc.	6.875	4/1/2011	1,929,100
1,670,000	Edison Mission Energy	7.500	6/15/2013	1,649,125
1,870,000	Edison Mission Energy	7.750	6/15/2016	1,846,625
4,150,000	El Paso Corporation	7.000	5/15/2011	4,113,688
3,250,000	El Paso Production Holding Company	7.750	6/1/2013	3,302,812

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

95

High Yield Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (92.7%)	Rate	Date	Value

Utilities — continued
$1,650,000	Midwest Generation, LLC	8.750%	5/1/2034	$1,755,188
1,420,000	Mirant North America, LLC	7.375	12/31/2013	1,364,975
3,130,000	Mission Energy Holding Company	13.500	7/15/2008	3,497,775
6,050,000	NRG Energy, Inc.	7.375	2/1/2016	5,913,875
1,470,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	1,484,700
2,025,000	Reliant Energy Resources Corporation	6.750	12/15/2014	1,893,375
2,780,000	SemGroup, LP	8.750	11/15/2015	2,793,900
1,500,000	Southern Natural Gas Company	8.875	3/15/2010	1,585,128
3,130,000	Southern Natural Gas Company(b)	7.350	2/15/2031	3,067,250
1,060,000	Southern Star Central Corporation	6.750	3/1/2016	1,034,825
6,500,000	Williams Companies, Inc.	8.125	3/15/2012	6,808,750
1,830,000	Williams Companies, Inc.	8.750	3/15/2032	1,976,400

	Total Utilities			67,511,298

	Total Long-Term Fixed Income (cost $574,856,169)			573,632,561

Shares	Preferred Stock (2.2%)			Value

43,000	CenterPoint Energy, Inc., Convertible(f)			$1,385,460
65,000	Chevy Chase Preferred Capital Corporation, Convertible			3,485,300
13,100	Goldman Sachs Group, Inc., Convertible(f)			1,263,495
61,000	Goldman Sachs Group, Inc., Convertible(f)			1,026,386
29,200	Goldman Sachs Group, Inc., Convertible(f)			874,511
14,250	Lehman Brothers Holdings, Inc., Convertible(f)			958,170
3,720	NRG Energy, Inc., Convertible			932,790
2,600	Sovereign Real Estate Investment Corporation			3,510,000

	Total Preferred Stock (cost $12,147,354)			13,436,112

Shares	Common Stock (0.1%)			Value

2,900	ASAT Finance, LLC, Stock Warrants(f,g,h)			$0
3,000	Pliant Corporation, Stock Warrants(f,g)			30
3,000	RailAmerica, Inc., Stock Warrants(f,g)			109,500
13,500	TravelCenters of America, Inc., Stock Warrants(f,h)			217,350
4,500	TravelCenters of America, Inc., Stock Warrants(f,g,h)			72,450
36,330	TVMAX Holdings, Inc.(f)			36,330
6,054	XO Communications, Inc., Stock Warrants(f)			3,088
4,540	XO Communications, Inc., Stock Warrants(f)			1,589
4,540	XO Communications, Inc., Stock Warrants(f)			908
3,026	XO Holdings, Inc., Stock Warrants(b,f)			11,953

	Total Common Stock (cost $2,733,966)			453,198

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

96

High Yield Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (13.0%)	Rate(i)	Date	Value

80,358,922	Thrivent Financial Securities Lending Trust	5.330%	N/A	$80,358,922

	Total Collateral Held for Securities Loaned
	(cost $80,358,922)			80,358,922

		Interest	Maturity
Shares	Short-Term Investments (2.6%)	Rate(i)	Date	Value

16,066,608	Thrivent Money Market Fund	5.020%	N/A	$16,066,608

	Total Short-Term Investments (at amortized cost)			16,066,608

	Total Investments (cost $686,163,019) 110.6%			$683,947,401

	Other Assets and Liabilities, Net (10.6%)			(65,283,858)

	Total Net Assets 100.0%			$618,663,543

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(e) In bankruptcy.

(f) Non-income producing security.

(g) Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Seurities Act of 1933. These securities have been valued from the date of acquisition through July 31, 2006, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Portfolio owned as of July 31, 2006.

	Acquisition
Security	Date	Cost

ASAT Finance, LLC, Stock Warrants	10/20/1999	$64,123
Pliant Corporation, Stock Warrants	8/22/2000	99,578
RailAmerica, Inc., Stock Warrants	8/9/2000	117,000
TravelCenters of America, Inc., Stock Warrants	11/9/2000	156,200

(h)Security is fair-valued.

(i) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(j) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$12,381,785
Gross unrealized depreciation	(14,597,403)

Net unrealized appreciation (depreciation)	($2,215,618)
Cost for federal income tax purposes	$686,163,019

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

97

Diversified Income Plus Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (45.6%)	Value	Shares	Common Stock (45.6%)	Value

Consumer Discretionary (1.9%)			7,200	Colonial Properties Trust	$345,096
5,400	Bandag, Inc.(b)	$186,192	17,000	Comerica, Inc.	995,350
5,000	Genuine Parts Company	208,200	7,400	Community Bank System, Inc.(b)	156,584
12,900	La-Z-Boy, Inc.(b)	164,475	2,600	Community Banks, Inc.(b)	67,288
56,200	Pier 1 Imports, Inc.(b)	382,160	700	Corporate Office Properties Trust(b)	31,500
4,200	Polaris Industries, Inc.(b)	160,524	2,600	Corus Bankshares, Inc.(b)	60,034
38,800	ServiceMaster Company	399,252	700	Cousins Properties, Inc.(b)	22,239
4,700	Stanley Works(b)	213,239	14,200	Crescent Real Estate
22,800	Superior Industries			Equities Company(b)	277,184
	International, Inc.(b)	415,188	5,600	Developers Diversified
3,800	Talbots, Inc.(b)	78,394		Realty Corporation(b)	295,568

	Total Consumer		10,600	DiamondRock Hospitality Company	170,342
	Discretionary	2,207,624	8,200	Duke Realty Corporation	305,532

			900	EastGroup Properties, Inc.	42,327
Consumer Staples (1.4%)			6,400	Entertainment Properties Trust	272,448
13,500	Altria Group, Inc.	1,079,595	12,400	Equity Office Properties Trust	470,084
18,000	ConAgra Foods, Inc.	387,000	7,800	Equity One, Inc.	170,586
6,300	Universal Corporation	222,516	10,700	Equity Residential REIT(b)	497,657

	Total Consumer Staples	1,689,111	700	Essex Property Trust, Inc.	81,963

			86,300	F.N.B. Corporation(b)	1,427,402
Energy (0.1%)			1,000	Federal Realty Investment Trust	72,550
1,100	Chevron Corporation(b)	72,358	11,352	Fiduciary/Claymore MLP
2,400	Kayne Anderson MLP			Opportunity Fund	214,553
	Investment Company(b)	63,720	106,000	First Commonwealth

	Total Energy	136,078		Financial Corporation(b)	1,376,940

			13,900	First Industrial Realty Trust, Inc.(b)	559,892
Financials (29.5%)			63,400	FirstMerit Corporation(b)	1,389,728
700	Alexandria Real Estate		700	Franklin Street
	Equities, Inc.(b)	66,094		Properties Corporation(b)	13,020
700	AMB Property Corporation	36,701	8,000	General Growth Properties, Inc.	365,120
13,200	American Financial Realty Trust(b)	152,856	2,600	Global Signal, Inc.	118,690
17,900	AmSouth Bancorporation	513,014	12,300	Harleysville National Corporation(b)	258,546
1,700	Apartment Investment &		20,400	Health Care Property
	Management Company(b)	81,753		Investors, Inc.	559,368
750	Arcadia Financial, Ltd.,		18,700	Health Care REIT, Inc.(b)	676,753
	Stock Warrants(c,d)	0	6,300	Healthcare Realty Trust, Inc.(b)	208,467
6,100	Archstone-Smith Trust	320,063	5,900	Heritage Property Investment Trust	212,931
54,300	Arthur J. Gallagher & Company(b)	1,475,331	4,500	Highwoods Properties, Inc.	167,580
27,800	Bank of America Corporation	1,432,534	4,000	Home Properties, Inc.	223,120
8,500	BB&T Corporation(b)	356,915	15,000	Hospitality Properties Trust	653,550
4,100	BioMed Realty Trust, Inc.	122,221	14,300	Host Marriott Corporation	303,446
7,100	Boston Properties, Inc.(b)	697,220	36,000	HRPT Properties Trust(b)	423,000
5,600	Brandywine Realty Trust	177,184	19,300	Independent Bank Corporation(b)	494,273
700	BRE Properties, Inc.	41,048	8,500	Inland Real Estate Corporation(b)	137,785
800	Camden Property Trust	61,160	4,700	iShares Cohen & Steers
700	CBL & Associates Properties, Inc.	27,412		Realty Majors Index Fund(b)	411,250
12,800	Citigroup, Inc.	618,368

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

98

Diversified Income Plus Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (45.6%)	Value	Shares	Common Stock (45.6%)	Value

Financials — continued			3,000	Sunstone Hotel Investors, Inc.(b)	$85,080
5,700	iShares Dow Jones U.S. Real Estate		25,900	Susquehanna Bancshares, Inc.(b)	626,262
	Index Fund	$420,375	4,000	Tanger Factory Outlet
5,800	Kimco Realty Corporation(b)	227,592		Centers, Inc.(b)	131,600
700	LaSalle Hotel Properties	28,917	13,159	Tortoise Energy
14,000	Lexington Corporate			Infrastructure Corporation(b)	400,955
	Properties Trust(b)	278,880	9,500	United Dominion Realty
7,400	Liberty Property Trust	346,690		Trust, Inc.(b)	264,575
700	Macerich Company	50,925	6,800	U-Store-It Trust	129,608
5,600	Mack-Cali Realty Corporation	270,536	5,000	Valley National Bancorp(b)	129,850
3,600	Maguire Properties, Inc.	134,676	6,100	Ventas, Inc.	217,953
1,600	Mercury General Corporation(b)	88,288	6,200	Vornado Realty Trust	648,210
1,500	Mid-America Apartment		29,600	Washington Mutual, Inc.(b)	1,323,120
	Communities, Inc.	85,680	1,600	Washington Real Estate
13,700	National City Corporation	493,200		Investment Trust(b)	59,328
4,100	National Penn Bancshares, Inc.(b)	83,640	1,700	Weingarten Realty Investors(b)	67,932
12,300	National Retail Properties, Inc.(b)	256,332	7,100	WesBanco, Inc.(b)	209,805

13,300	Nationwide Health Properties, Inc.	315,476		Total Financials	34,108,476

18,400	New Plan Excel Realty Trust, Inc.	476,928
45,500	North Fork Bancorporation, Inc.	1,289,015	Health Care (1.2%)
6,500	Nuveen Investments, Inc.(b)	308,685	6,000	Meridian Bioscience, Inc.(b)	126,000
26,300	Old National Bancorp(b)	501,804	49,000	Pfizer, Inc.	1,273,510

700	Pan Pacific Retail Properties, Inc.	48,370		Total Health Care	1,399,510

900	Park National Corporation(b)	91,431
2,700	Pennsylvania Real Estate		Industrials (0.8%)
	Investment Trust(b)	106,326	4,800	Avery Dennison Corporation(b)	281,424
1,800	Plum Creek Timber Company, Inc.	61,308	12,100	Briggs & Stratton Corporation	309,760
700	Post Properties, Inc.(b)	33,607	4,200	Masco Corporation	112,266
1,600	Potlatch Corporation(b)	55,376	4,700	McGrath Rentcorp(b)	126,994
5,900	ProLogis Trust	326,565	2,800	Tennant Company	66,556

2,800	Rayonier, Inc. REIT	111,468		Total Industrials	897,000

11,400	Realty Income Corporation(b)	260,832
2,500	Reckson Associates		Information Technology (e)
	Realty Corporation	111,325	735	ICG Communications, Inc.,
700	Regency Centers Corporation	44,884		Stock Rights(c,d)	0

21,800	Senior Housing Property Trust(b)	405,262		Total Information
1,100	Shurgard Storage Centers, Inc.	72,490		Technology	0

7,900	Simon Property Group, Inc.(b)	675,687
6,500	Sky Financial Group, Inc.(b)	159,445	Materials (1.6%)
700	SL Green Realty Corporation	80,010	2,200	Bemis Company, Inc.(b)	67,540
24,200	Spirit Finance Corporation	268,620	52,000	RPM International, Inc.(b)	974,480
23,900	Sterling Bancorp(b)	482,063	24,700	Sonoco Products Company(b)	803,491

2,600	Strategic Hotel Capital, Inc.	51,870		Total Materials	1,845,511

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

99

Diversified Income Plus Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares	Common Stock (45.6%)	Value	Shares	Preferred Stock (2.1%)	Value

Telecommunications Services (1.3%)			Energy (0.4%)
48,700	AT&T, Inc.(b)	$1,460,513	10,000	Goldman Sachs Group, Inc.,
500	Unifi Communications, Inc.,			Convertible(c)	$299,490
	Stock Warrants(c,d,f)	0	2,750	Lehman Brothers Holdings, Inc.,

	Total Telecommunications			Convertible(c)	184,910

	Services	1,460,513		Total Energy	484,400

Utilities (7.8%)			Financials (1.5%)
48,100	Atmos Energy Corporation(b,g)	$1,383,837	2,500	Goldman Sachs Group, Inc.,
24,200	Consolidated Edison, Inc.(b)	1,134,254		Convertible(c)	241,125
15,400	MGE Energy, Inc.(b)	500,192	12,500	Goldman Sachs Group, Inc.,
22,200	Otter Tail Power Company(b)	658,452		Convertible(c)	210,325
37,700	Peoples Energy Corporation(b)	1,591,317	918	Sovereign Real Estate Investment
18,200	Piedmont Natural Gas			Corporation(g)	1,239,300

	Company, Inc.(b)	468,468		Total Financials	1,690,750

9,800	Pinnacle West Capital
	Corporation(b)	421,498	Utilities (0.2%)
31,300	Progress Energy, Inc.(b)	1,363,115	3,505	CenterPoint Energy, Inc.,
28,600	Vectren Corporation	795,366		Convertible(c)	112,931
25,100	WGL Holdings, Inc.(b)	753,753	720	NRG Energy, Inc., Convertible	180,540

	Total Utilities	9,070,252		Total Utilities	293,471

	Total Common Stock			Total Preferred Stock
	(cost $51,633,543)	52,814,075		(cost $2,606,085)	2,468,621

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (48.6%)	Rate	Date	Value

Asset-Backed Securities (1.2%)
$1,450,000	Dow Jones CDX	8.625%	6/29/2011	$1,429,156

	Total Asset-Backed Securities			1,429,156

Basic Materials (4.1%)
250,000	Abitibi-Consolidated, Inc.(b)	8.550	8/1/2010	240,938
250,000	Ainsworth Lumber Company, Ltd.(b,h)	9.249	9/29/2006	227,500
120,000	AK Steel Corporation	7.750	6/15/2012	118,200
130,000	Appleton Papers, Inc.	8.125	6/15/2011	129,350
210,000	Appleton Papers, Inc.	9.750	6/15/2014	208,950
220,000	Arch Western Finance, LLC(g)	6.750	7/1/2013	209,550
143,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	153,546
120,000	Buckeye Technologies, Inc.(b)	8.000	10/15/2010	114,300
90,000	Buckeye Technologies, Inc.	8.500	10/1/2013	87,750
210,000	Chaparral Steel Company(g)	10.000	7/15/2013	231,525
220,000	Crystal US Holdings 3, LLC/
	Crystal US Sub 3 Corporation (b,i)	Zero Coupon	10/1/2009	173,800
190,000	Domtar, Inc.	7.125	8/1/2015	167,200
190,000	Drummond Company, Inc.	7.375	2/15/2016	178,125
130,000	Equistar Chemicals, LP	10.125	9/1/2008	136,825

100

Diversified Income Plus Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (48.6%)	Rate	Date	Value

Basic Materials — continued
$145,000	Equistar Chemicals, LP	10.625%	5/1/2011	$155,875
120,000	Georgia-Pacific Corporation	8.125	5/15/2011	119,700
300,000	Graphic Packaging International Corporation(b)	9.500	8/15/2013	300,000
190,000	Huntsman International, LLC(b)	10.125	7/1/2009	192,850
330,000	Ineos Group Holdings plc	8.500	2/15/2016	309,375
160,000	International Coal Group, Inc.	10.250	7/15/2014	161,200
100,000	Jefferson Smurfit Corporation	8.250	10/1/2012	94,500
200,000	Lyondell Chemical Company	10.500	6/1/2013	219,500
200,000	MacDermid, Inc.	9.125	7/15/2011	208,750
120,000	Metals USA, Inc.	11.125	12/1/2015	132,000
220,000	Nell AF SARL(b)	8.375	8/15/2015	213,675
80,000	Novelis, Inc.	7.250	2/15/2015	77,400
220,000	Ryerson, Inc.	8.250	12/15/2011	216,700

	Total Basic Materials			4,779,084

Capital Goods (5.2%)
80,000	Ahern Rentals, Inc.	9.250	8/15/2013	80,800
340,000	Allied Waste North America, Inc.(b)	7.875	4/15/2013	343,400
490,000	Amsted Industries, Inc.(g)	10.250	10/15/2011	526,750
190,000	Ball Corporation	6.625	3/15/2018	179,550
150,000	Browning-Ferris Industries, Inc.	9.250	5/1/2021	151,875
150,000	Browning-Ferris Industries, Inc.	7.400	9/15/2035	131,250
370,000	Builders Firstsource, Inc.(h)	9.420	8/15/2006	375,550
210,000	Case New Holland, Inc.(g)	9.250	8/1/2011	221,288
220,000	Consolidated Container Company, LLC (b,i)	Zero Coupon	6/15/2007	209,825
170,000	Covalence Specialty Materials Corporation	10.250	3/1/2016	165,325
150,000	Crown Americas, Inc.	7.625	11/15/2013	148,125
150,000	Crown Americas, Inc.	7.750	11/15/2015	147,938
520,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	547,300
230,000	DRS Technologies, Inc.	7.625	2/1/2018	229,425
610,000	Fastentech, Inc.(g)	11.500	5/1/2011	625,250
130,000	Graham Packaging Company, Inc.(b)	9.875	10/15/2014	126,425
350,000	Invensys plc(b)	9.875	3/15/2011	376,250
120,000	K&F Acquisition, Inc.	7.750	11/15/2014	117,900
49,000	Mueller Group, Inc.	10.000	5/1/2012	52,920
143,000	Mueller Holdings, Inc. (i)	Zero Coupon	4/15/2009	121,550
120,000	NationsRent, Inc.(b)	9.500	10/15/2010	130,373
30,000	NationsRent, Inc.(b)	9.500	5/1/2015	34,990
100,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	101,250
320,000	Owens-Illinois, Inc.(b)	7.500	5/15/2010	315,200
260,000	Plastipak Holdings, Inc.	8.500	12/15/2015	257,400
120,000	RBS Global, Inc./Rexnord Corporation	9.500	8/1/2014	120,000
40,000	RBS Global, Inc./Rexnord Corporation(b)	11.750	8/1/2016	40,900
120,000	United Rentals North America, Inc.	6.500	2/15/2012	113,400

	Total Capital Goods			5,992,209

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

101

Diversified Income Plus Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (48.6%)	Rate	Date	Value

Communications Services (7.9%)
$150,000	American Cellular Corporation	10.000%	8/1/2011	$157,125
660,000	American Tower Corporation(g)	7.125	10/15/2012	663,300
380,000	American Towers, Inc.(g)	7.250	12/1/2011	390,450
150,000	Cablevision Systems Corporation(b)	8.000	4/15/2012	148,500
529,788	CCH I, LLC	11.000	10/1/2015	475,484
180,000	Centennial Communications Corporation(b)	8.125	2/1/2014	175,050
170,000	Charter Communications Holdings, LLC(b)	8.750	11/15/2013	168,725
175,000	Charter Communications Operating, LLC	8.000	4/30/2012	174,562
240,000	Citizens Communications Company	9.250	5/15/2011	260,400
99,000	Dex Media West, LLC/Dex Media West
	Finance Company	9.875	8/15/2013	106,672
240,000	Dobson Cellular Systems(g)	9.875	11/1/2012	255,600
450,000	Eircom Funding	8.250	8/15/2013	486,000
150,000	Houghton Mifflin Company	8.250	2/1/2011	151,500
120,000	Houghton Mifflin Company	9.875	2/1/2013	124,350
240,000	Insight Midwest, LP/Insight Capital, Inc.	10.500	11/1/2010	249,600
90,000	Intelsat Bermuda, Ltd.	9.250	6/15/2016	92,025
350,000	Intelsat Bermuda, Ltd.	11.250	6/15/2016	353,500
200,000	Intelsat Subsidiary Holding Company, Ltd.	8.625	1/15/2015	198,000
610,000	IPCS Escrow Company	11.500	5/1/2012	683,200
240,000	Kabel Deutschland GmbH	10.625	7/1/2014	254,400
220,000	Morris Publishing Group, LLC	7.000	8/1/2013	207,900
180,000	NTL Cable plc	9.125	8/15/2016	182,250
190,000	PRIMEDIA, Inc.(h)	10.545	8/15/2006	193,800
110,000	Qwest Communications International, Inc.(h)	8.670	8/15/2006	112,062
280,000	Qwest Communications International, Inc.	7.250	2/15/2011	275,100
90,000	Qwest Communications International, Inc.	7.500	2/15/2014	88,200
40,000	Qwest Corporation(h)	8.579	9/15/2006	42,800
360,000	Qwest Corporation	7.875	9/1/2011	372,600
70,000	Qwest Corporation	7.625	6/15/2015	71,138
490,000	R.H. Donnelley Corporation	6.875	1/15/2013	444,675
160,000	R.H. Donnelley Corporation	8.875	1/15/2016	159,400
100,000	Rogers Wireless Communications, Inc.	7.250	12/15/2012	101,250
205,000	Rogers Wireless Communications, Inc.(b)	7.500	3/15/2015	210,125
120,000	Rural Cellular Corporation(b)	9.750	1/15/2010	120,300
120,000	Rural Cellular Corporation(b)	9.875	2/1/2010	124,200
175,000	UbiquiTel Operating Company	9.875	3/1/2011	190,312
200,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	209,000
290,000	Videotron Ltee	6.875	1/15/2014	276,950
280,000	Zeus Special Subsidiary, Ltd.(i)	Zero Coupon	2/1/2010	189,700

	Total Communications Services			9,140,205

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

102

Diversified Income Plus Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (48.6%)	Rate	Date	Value

Consumer Cyclical (9.2%)
$330,000	Allied Security Escrow Corporation	11.375%	7/15/2011	$323,400
270,000	American Casino & Entertainment Properties, LLC	7.850	2/1/2012	270,675
180,000	Beazer Homes USA, Inc.(g)	8.625	5/15/2011	178,650
350,000	Bon-Ton Stores, Inc.	10.250	3/15/2014	322,000
490,000	Buhrmann U.S., Inc.	7.875	3/1/2015	475,300
130,000	Circus & Eldorado Joint Venture/
	Silver Legacy Capital Corporation	10.125	3/1/2012	137,475
650,000	Dollarama Group, LP(b)	8.875	8/15/2012	656,500
230,000	Ford Motor Credit Company(b,h)	9.957	10/16/2006	237,041
400,000	Ford Motor Credit Company	9.750	9/15/2010	395,900
310,000	Gaylord Entertainment Company	6.750	11/15/2014	290,238
1,030,000	General Motors Acceptance Corporation	6.875	9/15/2011	997,342
150,000	General Motors Corporation(b)	7.200	1/15/2011	133,125
280,000	General Motors Corporation(b)	8.250	7/15/2023	231,000
340,000	Group 1 Automotive, Inc.	8.250	8/15/2013	342,550
220,000	Host Marriott, LP	6.750	6/1/2016	210,650
820,000	IAAI Finance Corporation	11.000	4/1/2013	811,800
200,000	Jacobs Entertainment, Inc.	9.750	6/15/2014	199,000
170,000	Jean Coutu Group (PJC), Inc.(b)	8.500	8/1/2014	158,738
150,000	K. Hovnanian Enterprises, Inc.(b)	7.500	5/15/2016	137,250
160,000	KB Home	6.250	6/15/2015	140,691
260,000	Kerzner International, Ltd.	6.750	10/1/2015	273,650
290,000	MGM MIRAGE	6.750	4/1/2013	278,400
280,000	MGM MIRAGE(b)	5.875	2/27/2014	254,450
330,000	NCL Corporation	10.625	7/15/2014	321,750
290,000	Nebraska Book Company, Inc.	8.625	3/15/2012	262,450
260,000	Poster Financial Group, Inc.	8.750	12/1/2011	268,450
900,000	Rent-Way, Inc.(g)	11.875	6/15/2010	927,000
115,000	TRW Automotive, Inc.	9.375	2/15/2013	122,188
360,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	367,200
242,000	Universal City Florida Holding Company I/II(h)	9.899	11/1/2006	248,655
180,000	VICORP Restaurants, Inc.	10.500	4/15/2011	160,200
210,000	Warnaco, Inc.	8.875	6/15/2013	214,462
323,000	WMG Holdings Corporation(i)	Zero Coupon	12/15/2009	233,368

	Total Consumer Cyclical			10,581,548

Consumer Non-Cyclical (2.8%)
160,000	DaVita, Inc.	6.625	3/15/2013	152,400
110,000	DaVita, Inc.(b)	7.250	3/15/2015	105,188
130,000	Elan Finance Corporation, Ltd.(b)	7.750	11/15/2011	124,800
120,000	Elan Finance plc/Elan Finance Corporation(b,h)	9.170	8/15/2006	121,200
170,000	Fisher Scientific International, Inc.	6.125	7/1/2015	163,838
240,000	IASIS Healthcare, LLC (IASIS Capital Corporation)	8.750	6/15/2014	230,400
315,000	Jostens Holding Corporation (b,i)	Zero Coupon	12/1/2008	248,850
230,000	Michael Foods, Inc.	8.000	11/15/2013	227,125
210,000	Multiplan, Inc.	10.375	4/15/2016	212,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

103

Diversified Income Plus Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (48.6%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$150,000	Omnicare, Inc.	6.750%	12/15/2013	$144,562
150,000	Smithfield Foods, Inc.(b)	8.000	10/15/2009	153,000
160,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	158,800
260,000	Triad Hospitals, Inc.	7.000	5/15/2012	258,375
230,000	US Oncology Holdings, Inc.(h)	10.320	9/15/2006	233,738
120,000	US Oncology, Inc.	9.000	8/15/2012	124,800
220,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	212,850
250,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	239,375
130,000	Warner Chilcott Corporation	8.750	2/1/2015	129,025

	Total Consumer Non-Cyclical			3,240,426

Energy (2.6%)
110,000	Chesapeake Energy Corporation(b)	6.375	6/15/2015	103,400
200,000	Chesapeake Energy Corporation	6.250	1/15/2018	183,750
220,000	Compton Petroleum Finance Corporation(g)	7.625	12/1/2013	211,750
220,000	Denbury Resources, Inc.	7.500	12/15/2015	220,550
200,000	Harvest Operations Corporation	7.875	10/15/2011	191,500
220,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	205,150
650,000	Ocean Rig Norway AS	8.375	7/1/2013	669,500
210,000	PHI, Inc.	7.125	4/15/2013	196,875
90,000	Pioneer Natural Resources Company	5.875	7/15/2016	82,590
150,000	Pioneer Natural Resources Company	6.875	5/1/2018	145,707
200,000	Pride International, Inc.	7.375	7/15/2014	202,000
210,000	Western Oil Sands, Inc.	8.375	5/1/2012	222,600
280,000	Whiting Petroleum Corporation(b)	7.250	5/1/2012	277,900
60,000	Whiting Petroleum Corporation	7.250	5/1/2013	59,550

	Total Energy			2,972,822

Financials (3.0%)
200,000	American Financial Group, Inc., Convertible (i)	1.486	6/2/2008	100,000
580,000	Ameriprise Financial, Inc.	7.518	6/1/2016	596,488
115,000	Fairfax Financial Holdings, Ltd., Convertible	5.000	7/15/2023	103,212
400,000	FTI Consulting, Inc.	7.625	6/15/2013	404,000
295,000	Morgan Stanley, Convertible	16.500	1/18/2007	289,248
580,000	Rabobank Capital Funding Trust	5.254	10/21/2016	541,461
580,000	RBS Capital Trust I	5.512	9/30/2014	549,051
250,000	Residential Capital Corporation(h)	7.337	10/17/2006	249,722
580,000	Wachovia Capital Trust III(b,c,h)	5.800	3/15/2011	570,603

	Total Financials			3,403,785

Mortgage-Backed Securities (5.1%)
5,800,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through(j)	7.000	8/1/2036	5,946,810

	Total Mortgage-Backed Securities			5,946,810

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

104

Diversified Income Plus Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (48.6%)	Rate	Date	Value

Technology (1.5%)
$180,000	Avago Technologies Finance Pte(b,h)	10.731%	9/1/2006	$189,000
110,000	Electronic Data Systems Corporation, Convertible(b)	3.875	7/15/2023	110,138
120,000	Freescale Semiconductor, Inc.	6.875	7/15/2011	121,800
120,000	Freescale Semiconductor, Inc.	7.125	7/15/2014	122,400
117,000	Intel Corporation, Convertible(b)	2.950	12/15/2035	97,402
230,000	MagnaChip Semiconductor SA/MagnaChip
	Semiconductor Finance Company(h)	8.579	9/15/2006	193,775
130,000	SunGard Data Systems, Inc.	9.125	8/15/2013	132,762
130,000	SunGard Data Systems, Inc.(b)	10.250	8/15/2015	131,788
280,000	UGS Corporation	10.000	6/1/2012	301,350
50,000	Unisys Corporation	7.875	4/1/2008	49,875
150,000	Unisys Corporation	6.875	3/15/2010	138,562
190,000	Xerox Corporation(g)	7.625	6/15/2013	191,900

	Total Technology			1,780,752

Transportation (1.1%)
220,000	CHC Helicopter Corporation	7.375	5/1/2014	206,800
240,000	Delta Air Lines, Inc.(k)	7.111	9/18/2011	240,000
80,000	Hertz Corporation	8.875	1/1/2014	83,400
140,000	Hertz Corporation(b)	10.500	1/1/2016	152,250
214,000	H-Lines Finance Holding Corporation(i)	Zero Coupon	4/1/2008	185,645
410,000	Horizon Lines, LLC	9.000	11/1/2012	417,175

	Total Transportation			1,285,270

Utilities (4.9%)
105,000	AES Corporation	8.875	2/15/2011	110,775
240,000	AES Corporation (l)	8.750	5/15/2013	256,800
260,000	AmeriGas Partners, LP	7.250	5/20/2015	252,200
210,000	Calpine Generating Company, LLC(h,k)	11.096	9/1/2006	218,400
190,000	Calpine Generating Company, LLC(b,h,k)	14.120	10/1/2006	199,500
568,860	CE Generation, LLC	7.416	12/15/2018	585,259
490,000	Colorado Interstate Gas Company	6.800	11/15/2015	477,177
100,000	Consumers Energy Company(b)	6.300	2/1/2012	95,750
150,000	Dynegy Holdings, Inc.(b)	6.875	4/1/2011	143,250
170,000	Edison Mission Energy	7.500	6/15/2013	167,875
180,000	Edison Mission Energy	7.750	6/15/2016	177,750
580,000	Enterprise Products Operating, LP	8.375	8/1/2016	593,210
140,000	Midwest Generation, LLC	8.750	5/1/2034	148,925
100,000	Mirant North America, LLC	7.375	12/31/2013	96,125
260,000	Mission Energy Holding Company	13.500	7/15/2008	290,550
460,000	NRG Energy, Inc.	7.375	2/1/2016	449,650
170,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	171,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

105

Diversified Income Plus Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (48.6%)	Rate	Date	Value

Utilities — continued
$200,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	6.250%	9/15/2015	$194,000
145,000	Reliant Energy Resources Corporation	6.750	12/15/2014	135,575
210,000	SemGroup, LP	8.750	11/15/2015	211,050
230,000	Southern Natural Gas Company	7.350	2/15/2031	225,389
410,000	Williams Companies, Inc.	8.750	3/15/2032	442,800

	Total Utilities			5,643,710

	Total Long-Term Fixed Income (cost $56,962,372)			56,195,777

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.9%)	Rate(m)	Date	Value

28,824,236	Thrivent Financial Securities Lending Trust	5.330%	N/A	$28,824,236

	Total Collateral Held for Securities Loaned
	(cost $28,824,236)			28,824,236

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

106

Diversified Income Plus Fund
Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (8.5%)	Rate(m)	Date	Value

$4,525,000	Falcon Asset Securitization Corporation	5.320%	8/1/2006	$4,525,000
1,160,000	Federal Home Loan Mortgage Corporation	5.019	8/1/2006	1,160,000
100,000	Federal National Mortgage Association	5.586	8/16/2006	99,786
4,004,786	Thrivent Money Market Fund (l)	5.020	N/A	4,004,786

	Total Short-Term Investments (at amortized cost)			9,789,572

	Total Investments (cost $149,815,808) 130.0%			$150,092,281

	Other Assets and Liabilities, Net (30.0%)			(34,390,024)

	Total Net Assets 100.0%			$115,702,257

(a) The categories of investments are shown as a percentage of total net assets.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) Security is fair-valued.

(e) The market value of the denoted categories of investments represents less than 0.1% of the total net assets of the Thrivent Diversified Income Plus Fund.

(f) Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. These securities have been valued from the date of acquisition through July 31, 2006, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Portfolio owned as of July 31, 2006.

Security	Acquisition Date	Cost

Unifi Communications, Inc., Stock Warrants	2/14/1997	$6,525

(g) Designated as cover for long settling trades.

(h) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(i) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(j) Denotes investments purchased on a when-issued basis.

(k) In bankruptcy.

(l) At July 31, 2006, $256,800 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, all or a portion of the denoted securities, valued at $4,004,786, were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 500 Mini-Futures	12	September 2006	Long	$769,080	$764,158	$4,922

(m) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(n) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$2,103,886
Gross unrealized depreciation	(1,827,413)

Net unrealized appreciation (depreciation)	$276,473
Cost for federal income tax purposes	$149,815,808

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

107

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Alabama (0.1%)
$1,000,000	Alabama 21st Century Authority Tobacco Settlement
	Revenue Bonds(b)	5.750%	12/1/2020	$1,034,650

	Total Alabama			1,034,650

Alaska (0.5%)
3,155,000	Alaska Energy Authority Power Revenue Refunding Bonds
	(Bradley Lake) (Series 5) (FSA Insured)(b)	5.000	7/1/2021	3,230,404
2,870,000	Northern Tobacco Securitization Corporation, Alaska
	Tobacco Settlement Revenue Bonds	6.200	6/1/2022	2,982,303

	Total Alaska			6,212,707

Arizona (0.7%)
975,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured)	5.000	6/1/2011	1,020,854
1,020,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured)	5.000	6/1/2012	1,069,796
1,000,000	Arizona Health Facilities Authority Revenue Bonds
	(Blood Systems, Inc.)	5.000	4/1/2017	1,035,910
1,200,000	Arizona Health Facilities Authority Revenue Bonds
	(Blood Systems, Inc.)	5.000	4/1/2018	1,226,736
500,000	Glendale, Arizona Industrial Development Authority
	Revenue Bonds (Midwestern University) (Series A)	5.750	5/15/2021	537,105
2,000,000	Phoenix, Arizona Industrial Development Authority
	Government Office Lease Revenue Bonds
	(Capital Mall Project) (AMBAC Insured)(c)	5.375	9/15/2020	2,117,340
15,000	Phoenix, Arizona Industrial Development Authority
	Single Family Mortgage Revenue Bonds (Series 1A)
	(GNMA/FNMA/FHLMC Insured)	5.875	6/1/2016	15,058
1,285,000	Pima County, Arizona Industrial Development Authority
	Multifamily Bonds (La Hacienda Project)
	(GNMA/FHA Insured)	7.000	12/20/2031	1,374,102
500,000	Yavapai County, Arizona Hospital Revenue Bonds
	(Yavapai Regional Medical Center) (Series A)	6.000	8/1/2033	529,205

	Total Arizona			8,926,106

Arkansas (1.0%)
460,000	Arkansas Housing Development Agency Single Family
	Mortgage Revenue Bonds (FHA Insured)(c)	8.375	7/1/2010	503,548
2,400,000	Arkansas State Community Water System Public Water
	Authority Revenue Bonds (Series B) (MBIA Insured)	5.000	10/1/2023	2,470,296
5,000,000	Arkansas State Development Finance Authority Revenue
	Bonds (Series B) (FSA insured)	5.000	11/1/2025	5,225,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

108

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Arkansas — continued
$3,000,000	Jonesboro, Arkansas Residential Housing and
	Health Care Facilities Revenue Bonds (St. Bernards
	Regional Medical Center) (AMBAC Insured)	5.800%	7/1/2011	$3,064,650
875,000	Pope County, Arkansas Pollution Control Revenue
	Bonds (Arkansas Power and Light Company Project)
	(FSA Insured)	6.300	12/1/2016	875,936

	Total Arkansas			12,139,930

California (10.3%)
3,950,000	Anaheim, California Public Financing Authority
	Lease Revenue Bonds (Public Improvements Project)
	(Series A) (FSA Insured)	6.000	9/1/2024	4,620,315
5,000,000	California Infrastructure & Economic Bank Revenue
	Bonds (Bay Area Toll Bridges) (1st Lien-A)(c)	5.000	7/1/2025	5,429,350
95,000	California Rural Home Mortgage Finance Authority
	Single Family Mortgage Revenue Bonds (Series D)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.100	6/1/2031	98,591
5,000,000	California State Department of Water Resources Supply
	Revenue Bonds (Series A) (AMBAC Insured)(c)	5.375	5/1/2018	5,461,900
2,000,000	California State General Obligation Bonds
	(AMBAC Insured)	6.300	9/1/2010	2,191,120
3,000,000	California State Public Works Board Lease Revenue Bonds
	(Department of Corrections State Prison)	7.400	9/1/2010	3,389,790
4,000,000	California State Public Works Board Lease Revenue Bonds
	(UCLA Replacement Hospital) (Series A) (FSA Insured)	5.375	10/1/2015	4,322,440
2,000,000	California State Revenue General Obligation Bonds	5.250	11/1/2021	2,111,960
10,000,000	California State Revenue General Obligation Bonds	5.250	4/1/2029	10,454,500
1,000,000	California State Unrefunded Balance General
	Obligation Bonds	5.250	12/1/2019	1,049,570
300,000	California State Unrefunded General Obligation Bonds
	(MBIA Insured)	6.000	8/1/2016	303,363
2,000,000	California State Veterans General Obligation Revenue
	Bonds (FGIC) (Series AT)	9.500	2/1/2010	2,350,420
4,030,000	Contra Costa County, California Home Mortgage
	Revenue Bonds (GNMA Insured) (Escrowed to Maturity)(c)	7.500	5/1/2014	4,918,978
5,000,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A)(c)	7.050	1/1/2009	5,389,950
5,000,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A)(c)	7.100	1/1/2011	5,633,300
6,000,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A)(c)	7.150	1/1/2013	6,769,500
7,145,000	Foothill/Eastern Transportation Corridor Agency,
	California Toll Road Revenue Bonds (Series A)(c)	7.150	1/1/2014	8,061,346
420,000	Golden West Schools Financing Authority, California
	Revenue Bonds (Series A) (MBIA Insured)	5.800	2/1/2022	490,724

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

109

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

California — continued
$3,015,000	Los Angeles, California Department of Water &
	Power Waterworks Revenue Bonds	5.000%	7/1/2025	$3,134,635
5,000,000	Pittsburg, California Redevelopment Agency Tax
	Allocation Bonds (Los Medanos Community
	Development Project) (AMBAC Insured)	Zero Coupon	8/1/2024	2,129,550
4,140,000	Pomona, California Single Family Mortgage
	Revenue Bonds (Series A) (GNMA/FNMA Insured)(c)	7.600	5/1/2023	5,216,897
1,480,000	San Bernardino County, California Single Family
	Mortgage Revenue Bonds (Series A) (GNMA Insured)(c)	7.500	5/1/2023	1,852,353
10,000,000	San Diego Community College District
	(FSA Guaranteed)	5.000	5/1/2030	10,364,800
1,500,000	San Francisco, California Bay Area Rapid Transit
	District Sales Tax Revenue Bonds (AMBAC Insured)	6.750	7/1/2010	1,669,725
15,000,000	San Joaquin Hills Transportation Corridor Agency,
	California Toll Road Revenue Bonds(c)	7.650	1/1/2013	16,110,900
2,760,000	San Jose, California Redevelopment Agency Tax
	Allocation Bonds (Series A) (MBIA Insured)	5.000	8/1/2025	2,861,154
10,000,000	Southern California Public Power Authority Power
	Project Revenue Bonds (Magnolia Power Project)
	(Series A) (2003-1) (AMBAC Insured)	5.000	7/1/2036	10,275,800

	Total California			126,662,931

Colorado (5.9%)
2,000,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Bromley East Project) (Series A)(c)	7.250	9/15/2030	2,308,940
570,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Cherry Creek Academy Facility, Inc.)	6.000	4/1/2021	582,688
1,280,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Cherry Creek Academy Facility, Inc.)	6.000	4/1/2030	1,302,682
2,825,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Classical Academy)(c)	7.250	12/1/2030	3,292,340
660,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Pinnacle Charter School Project)(c)	5.250	12/1/2011	679,556
1,000,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project)(c)	5.750	6/1/2016	1,083,380
750,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project)(c)	6.125	6/1/2021	824,820
6,250,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project)(c)	6.250	6/1/2031	6,907,625
1,000,000	Colorado Health Facilities Authority Revenue Bonds
	(Evangelical Lutheran Good Samaritan)	6.250	12/1/2010	1,072,510
5,000,000	Colorado Health Facilities Authority Revenue Bonds
	(Evangelical Lutheran Good Samaritan)	6.800	12/1/2020	5,590,600
1,000,000	Colorado Health Facilities Authority Revenue Bonds
	(Parkview Medical Center Project)	6.500	9/1/2020	1,084,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

110

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Colorado — continued
$500,000	Colorado Health Facilities Authority Revenue Bonds
	(Parkview Medical Center Project)	6.600%	9/1/2025	$541,980
180,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series A-2) (Subject to ‘AMT’)	7.450	10/1/2016	181,904
115,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series A-3)	7.250	4/1/2010	116,349
730,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series B-3)	6.700	8/1/2017	755,200
85,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series C-3) (FHA/VA Insured)	7.150	10/1/2030	85,284
55,000	Colorado Housing and Finance Authority Single Family
	Revenue Bonds (Series A-3)	7.000	11/1/2016	56,063
770,000	Colorado Housing and Finance Authority Single Family
	Revenue Bonds (Series D-2) (Subject to ‘AMT’)	6.350	11/1/2029	795,772
70,000	Colorado Water Resources and Power Development
	Authority Clean Water Revenue Unrefunded Bonds
	(Series A) (FSA Insured)	6.250	9/1/2013	70,111
3,525,000	Colorado Water Resources and Power Development
	Authority Small Water Resources Revenue Bonds
	(Series A) (FGIC Insured)	5.250	11/1/2021	3,726,207
5,000,000	Denver, Colorado City and County Airport Revenue
	Bonds (Series A)	5.000	11/15/2022	5,203,100
6,000,000	Denver, Colorado City and County Bonds	5.600	10/1/2029	6,575,460
200,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A)	5.250	12/1/2010	203,936
200,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A)	5.250	12/1/2011	203,514
2,000,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A) (ACA/CBI Insured)	6.250	12/1/2016	2,136,680
1,890,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds
	(MBIA Insured)	Zero Coupon	6/1/2007	1,832,166
1,890,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds
	(MBIA Insured)	Zero Coupon	6/1/2008	1,758,966
1,885,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds
	(MBIA Insured)	Zero Coupon	12/1/2008	1,719,384
10,000,000	Jefferson County Colorado School District
	(FSA Guaranteed)	5.000	12/15/2016	10,685,700
3,000,000	Larimer County, Colorado School District
	# R 1 Poudre Valley (MBIA/IBC Insured)	7.000	12/15/2016	3,708,480

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

111

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Colorado — continued
$4,000,000	Northwest Parkway Public Highway
	Authority, Colorado Revenue Bonds	Zero Coupon	6/15/2021	$3,442,240
3,500,000	Regional Transportation District, Colorado, Sales
	Tax Revenue Bonds (Series B) (AMBAC Insured)(c)	5.500%	11/1/2021	3,821,685

	Total Colorado			72,349,972

Connecticut (0.5%)
2,000,000	Connecticut State Health and Educational Facilities
	Authority Revenue Bonds (Yale University) (Series W)	5.125	7/1/2027	2,057,300
4,000,000	Connecticut State Special Tax Obligation Revenue
	Bonds (Transportation Infrastructure) (Series B)	6.500	10/1/2010	4,402,120

	Total Connecticut			6,459,420

District of Columbia (0.6%)
7,185,000	District of Columbia Tobacco Settlement Financing
	Corporation Revenue Bonds	6.250	5/15/2024	7,584,917

	Total District of Columbia			7,584,917

Florida (1.4%)
488,000	Brevard County, Florida Housing Finance Authority
	Homeowner Mortgage Revenue Bonds (Series B)
	(GNMA Insured)	6.500	9/1/2022	490,133
1,170,000	Clay County, Florida Housing Finance Authority Single
	Family Mortgage Revenue Bonds (GNMA/FNMA Insured)
	(Subject to ‘AMT’)	6.000	4/1/2029	1,211,289
620,000	Florida State Board of Education Capital Outlay
	Unrefunded General Obligation Bonds (MBIA Insured)	9.125	6/1/2014	757,993
1,520,000	Florida State Revenue Bonds (Jacksonville Transportation)	5.000	7/1/2019	1,548,622
2,000,000	Highlands County, Florida Health Facilities Authority
	Revenue Bonds (Adventist Health System/Sunbelt, Inc.)
	(Series A)(c)	6.000	11/15/2031	2,221,020
1,500,000	Jacksonville, Florida Health Facilities Authority Revenue
	Bonds (Series C)(c)	5.750	8/15/2015	1,604,880
1,145,000	Leon County, Florida Educational Facilities Authority
	Certificates of Participation(c)	8.500	9/1/2017	1,570,116
85,000	Manatee County, Florida Housing Finance Authority
	Single Family Mortgage Revenue Bonds (Series 1)
	(GNMA/FNMA/ FHLMC Insured) (Subject to ‘AMT’)	7.200	5/1/2028	91,227
1,320,000	Orange County, Florida Health Facilities Authority
	Revenue Bonds (Adventist Health Systems)(c)	5.750	11/15/2008	1,376,879
1,000,000	Orange County, Florida Health Facilities Authority
	Revenue Bonds (Adventist Health Systems)(c)	5.850	11/15/2010	1,079,450
2,000,000	Orange County, Florida Health Facilities Authority
	Revenue Bonds (Orlando Regional Healthcare System)
	(Series A) (MBIA Insured)	6.250	10/1/2018	2,340,340

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

112

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Florida — continued
$565,000	Orange County, Florida Housing Finance Authority
	Homeowner Revenue Bonds (Series B-1) (GNMA/FNMA
	Insured) (Subject to ‘AMT’)	5.900%	9/1/2028	$568,317
2,500,000	Orlando, Florida Utilities Community Water & Electric
	Revenue Bonds	5.250	10/1/2019	2,652,650
140,000	Palm Beach County, Florida Housing Finance Authority
	Single Family Homeowner Revenue Bonds (Series A-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	5.900	10/1/2027	140,822

	Total Florida			17,653,738

Georgia (3.0%)
6,900,000	Bibb County, Georgia Authority Environmental
	Improvement Revenue Bonds(b)	4.850	12/1/2009	6,973,140
2,000,000	Brunswick, Georgia Water and Sewer Revenue Refunding
	Bonds (MBIA Insured)	6.000	10/1/2011	2,115,840
1,500,000	Brunswick, Georgia Water and Sewer Revenue Refunding
	Bonds (MBIA Insured)	6.100	10/1/2019	1,743,000
1,560,000	Chatham County, Georgia Hospital Authority Revenue
	Bonds (C/O Memorial Medical Center)	5.750	1/1/2029	1,659,434
1,000,000	Chatham County, Georgia Hospital Authority Revenue
	Bonds (Memorial Health University Medical Center)	6.125	1/1/2024	1,072,480
5,000,000	Cherokee County, Georgia Water and Sewer Authority
	Revenue Refunding Bonds (MBIA Insured)(b)	5.500	8/1/2018	5,550,850
1,000,000	Georgia State General Obligation Bonds (Series B)	6.300	3/1/2009	1,064,090
1,000,000	Georgia State General Obligation Bonds (Series B)	6.300	3/1/2010	1,086,350
2,000,000	Georgia State General Obligation Bonds (Series B)	5.650	3/1/2012	2,189,600
3,500,000	Georgia State General Obligation Bonds (Series D)	5.000	8/1/2012	3,729,040
2,500,000	Milledgeville-Balswin County, Georgia Development
	Authority Revenue Bonds	5.500	9/1/2024	2,616,450
5,000,000	Rockdale County, Georgia Water and Sewer Authority
	Revenue Bonds (Series A) (MBIA Insured)(c)	5.500	7/1/2025	5,318,300
1,500,000	Savannah, Georgia Economic Development Authority
	Student Housing Revenue Bonds (State University Project)
	(Series A) (ACA Insured)	6.750	11/15/2020	1,648,020

	Total Georgia			36,766,594

Hawaii (2.2%)
7,330,000	Hawaii State Highway Revenue Bonds	5.500	7/1/2018	8,201,024
5,000,000	Honolulu, Hawaii City & County Board of Water Supply
	Water System Revenue Bonds (Series A)	5.000	7/1/2036	5,133,500
10,000,000	Honolulu, Hawaii City & County Revenue Bonds
	(Series A) (FSA Insured)	5.250	3/1/2027	10,503,900
2,555,000	Honolulu, Hawaii City & County Revenue Bonds
	(Unrefunded Balance) (Series A) (FGIC Insured)	6.250	4/1/2014	2,930,943

	Total Hawaii			26,769,367

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

113

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Idaho (0.4%)
$1,000,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured)	Zero Coupon	4/1/2007	$975,290
3,115,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured)	Zero Coupon	4/1/2010	2,666,658
2,000,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured)	Zero Coupon	4/1/2011	1,639,500

	Total Idaho			5,281,448

Illinois (8.9%)
2,000,000	Broadview, Illinois Tax Increment Tax
	Allocation Bonds	5.250%	7/1/2012	2,046,440
1,000,000	Broadview, Illinois Tax Increment Tax Allocation
	Revenue Bonds	5.375	7/1/2015	1,021,670
10,000,000	Chicago, Illinois Capital Appreciation City Colleges
	General Obligation Bonds (FGIC Insured)	Zero Coupon	1/1/2024	4,378,600
3,000,000	Chicago, Illinois Lakefront Millennium Project
	General Obligation Bonds (MBIA Insured)	5.750	1/1/2029	3,238,890
2,500,000	Chicago, Illinois O’Hare International Airport
	Revenue Bonds (Series A) (FGIC Insured)	5.000	1/1/2033	2,562,150
20,000	Chicago, Illinois Single Family Mortgage Revenue Bonds
	(Series A) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’)	7.250	9/1/2028	20,083
265,000	Chicago, Illinois Single Family Mortgage Revenue Bonds
	(Series C) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’)	7.050	10/1/2030	264,807
155,000	Chicago, Illinois Single Family Mortgage Revenue Bonds
	(Series C) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’)	7.000	3/1/2032	158,401
7,200,000	Chicago, Illinois Tax Increment Capital Appreciation
	Tax Allocation Bonds (Series A) (ACA Insured)	Zero Coupon	11/15/2014	4,740,408
1,000,000	Cook County, Illinois Community Consolidated
	School District #15 Palatine Capital Appreciation
	General Obligation Bonds (FGIC Insured)(c)	Zero Coupon	12/1/2014	695,970
2,500,000	Cook County, Illinois General Obligation Bonds
	(Series A) (MBIA Insured)	6.250	11/15/2011	2,776,625
1,250,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured)	8.500	12/1/2011	1,516,725
1,565,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured)	8.500	12/1/2014	2,038,788
1,815,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured)	8.500	12/1/2016	2,452,428
1,000,000	Du Page County, Illinois General Obligation Bonds
	(Stormwater Project)	5.600	1/1/2021	1,108,530
1,710,000	Du Page, Cook & Will Counties, Illinois Community
	College District Number 502	5.000	1/1/2017	1,792,012

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

114

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Illinois — continued
$1,000,000	Illinois Development Finance Authority Revenue Bonds
	(Midwestern University) (Series B)	6.000%	5/15/2021	$1,083,130
1,000,000	Illinois Development Finance Authority Revenue Bonds
	(Midwestern University) (Series B)	6.000	5/15/2026	1,078,630
4,900,000	Illinois Educational Facilities Authority Revenue Bonds
	(Northwestern University)	5.250	11/1/2032	5,251,673
1,000,000	Illinois Educational Facilities Authority Student Housing
	Revenue Bonds (University Center Project)	6.625	5/1/2017	1,106,320
1,600,000	Illinois Health Facilities Authority Revenue Bonds
	(Bethesda Home and Retirement) (Series A)	6.250	9/1/2014	1,673,792
2,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Centegra Health Systems)	5.250	9/1/2018	2,017,420
2,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Lutheran General Health Care Facilities) (FSA Insured)	6.000	4/1/2018	2,252,860
2,500,000	Illinois Health Facilities Authority Revenue Bonds
	(Passavant Memorial Area Hospital Association)	6.000	10/1/2024	2,673,250
1,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Riverside Health System)(c)	6.850	11/15/2029	1,127,110
4,180,000	Illinois Health Facilities Authority Revenue Bonds
	(Rush-Presbyterian-St. Lukes) (Series A) (MBIA Insured)	5.250	11/15/2014	4,328,097
3,980,000	Illinois Health Facilities Authority Revenue Bonds
	(Swedish American Hospital)(c)	6.875	11/15/2030	4,385,164
4,655,000	Illinois Health Facilities Authority Revenue Bonds
	(Thorek Hospital and Medical Center)	5.250	8/15/2018	4,713,886
2,120,000	Illinois Health Facilities Authority Unrefunded Revenue
	Bonds (Series B) (MBIA/IBC Insured)	5.250	8/15/2018	2,185,741
7,900,000	Illinois State Sales Tax Revenue Bonds (Second Series)	5.750	6/15/2018	9,002,919
3,065,000	Illinois State Sales Tax Revenue Bonds (Series L)	7.450	6/15/2012	3,621,665
3,035,000	McHenry County, Illinois Community High School
	District #157 General Obligation Bonds (FSA Insured)	9.000	12/1/2017	4,316,802
4,000,000	McLean County, Illinois Bloomington — Normal Airport
	Central Illinois Regional Authority Revenue Bonds
	(Subject to ‘AMT’)	6.050	12/15/2019	4,055,480
1,410,000	Metropolitan Pier and Exposition Authority, Illinois State
	Tax Revenue Bonds (McCormick Place Exposition Project)
	(FGIC Insured)	5.250	12/15/2028	1,456,544
1,115,000	Metropolitan Pier and Exposition Authority, Illinois State
	Tax Revenue Bonds (McCormick Place Exposition Project)
	(Series A)(c)	5.500	6/15/2015	1,239,646
885,000	Metropolitan Pier and Exposition Authority, Illinois State
	Tax Revenue Bonds (McCormick Place Exposition Project)
	(Series A) (FGIC Insured)	5.500	6/15/2015	976,279
17,505,000	Metropolitan Pier and Exposition Authority,
	Illinois State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (FGIC Insured)	Zero Coupon	6/15/2020	9,216,558

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

115

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Illinois — continued
$3,100,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (MBIA Insured)	Zero Coupon	6/15/2024	$1,319,112
2,000,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (MBIA Insured)	Zero Coupon	12/15/2024	830,920
7,000,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series B) (MBIA Insured)(d)	Zero Coupon	6/15/2012	5,611,130
3,000,000	Regional Transportation Authority, Illinois
	Revenue Bonds (Series A) (FGIC Insured)	6.700%	11/1/2021	3,616,050

	Total Illinois			109,952,705

Indiana (0.9%)
700,000	Ball State University, Indiana University Student Fee
	Revenue Bonds (Series K) (FGIC Insured)	5.750	7/1/2020	755,160
1,250,000	East Chicago, Indiana Elementary School Building
	Corporation Revenue Bonds	6.250	1/5/2016	1,383,450
175,000	Indiana State Housing Authority Single Family
	Mortgage Revenue Bonds (Series C-2) (GNMA Insured)	5.250	7/1/2017	177,147
250,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A)	6.800	12/1/2016	289,605
570,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A) (AMBAC Insured)(c)	5.750	6/1/2012	618,832
985,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A) (MBIA/IBC Insured)(c)	7.250	6/1/2015	1,097,132
3,565,000	Indiana Transportation Finance Authority Highway
	Unrefunded Revenue Bonds (Series A) (MBIA/IBC Insured)	7.250	6/1/2015	4,196,076
2,120,000	Purdue University, Indiana Revenue Bonds (Student Fees)
	(Series L)	5.000	7/1/2020	2,193,988

	Total Indiana			10,711,390

Iowa (1.0%)
2,085,000	Coralville, Iowa Urban Renewal Annual Appropriation
	Revenue Bonds (Tax Increment-H2)	5.000	6/1/2011	2,121,508
3,125,000	Coralville, Iowa Urban Renewal Annual Appropriation
	Revenue Bonds (Tax Increment-H2)	5.000	6/1/2021	3,172,969
4,500,000	Iowa Finance Authority Health Care Facilities Revenue
	Bonds (Genesis Medical Center)	6.250	7/1/2025	4,809,240
2,000,000	Iowa Finance Authority Single Family Revenue Bonds
	(Series E)	5.000	1/1/2037	2,002,480

	Total Iowa			12,106,197

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

116

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Kansas (1.1%)
$1,255,000	Kansas City, Kansas Utility System Capital
	Appreciation Revenue Bonds (AMBAC Insured)(c)	Zero Coupon	3/1/2007	$1,228,005
920,000	Kansas City, Kansas Utility System Capital
	Appreciation Unrefunded Revenue Bonds
	(AMBAC Insured)	Zero Coupon	3/1/2007	900,312
1,000,000	Kansas State Development Finance Authority
	Health Facilities Revenue Bonds (Stormont Vail
	Healthcare) (Series K)	5.375%	11/15/2024	1,049,770
2,000,000	Olathe, Kansas Health Facilities Revenue Bonds
	(Olathe Medical Center Project) (Series A)
	(AMBAC Insured)	5.500	9/1/2025	2,095,680
825,000	Salina, Kansas Hospital Revenue Bonds	5.000	10/1/2036	830,602
340,000	Sedgwick and Shawnee Counties, Kansas Single Family
	Mortgage Revenue Bonds (Series A-2) (GNMA Insured)	6.700	6/1/2029	346,824
2,300,000	University of Kansas Hospital Authority Health Facilities
	Revenue Bonds	5.500	9/1/2022	2,426,040
4,350,000	Wyandotte County/Kansas City, Kansas Unified
	Government Special Obligation Revenue Bonds
	(2nd Lien-B)	5.000	12/1/2020	4,435,826

	Total Kansas			13,313,059

Kentucky (0.4%)
5,345,000	Kentucky State Turnpike Authority Economic
	Development Revenue Bonds (Revitalization Project)
	(FGIC Insured)	Zero Coupon	1/1/2010	4,647,745

	Total Kentucky			4,647,745

Louisiana (2.1%)
750,000	Jefferson Parish, Louisiana Home Mortgage Authority
	Single Family Mortgage Revenue Bonds (Series A-2)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.500	12/1/2030	788,108
305,000	Jefferson Parish, Louisiana Home Mortgage Authority
	Single Family Mortgage Revenue Bonds (Series D-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.500	6/1/2026	307,513
270,000	Louisiana Housing Finance Agency Single Family Mortgage
	Revenue Bonds (Series D-2) (GNMA/FNMA Insured)
	(Subject to ‘AMT’)	7.050	6/1/2031	274,855
3,000,000	Louisiana Public Facilities Authority Hospital Revenue
	Bonds (Lake Charles Memorial) (AMBAC/TCRS Insured)	8.625	12/1/2030	3,583,380
500,000	Louisiana Public Facilities Authority Revenue Bonds	5.000	7/1/2031	503,085
4,745,000	Louisiana Public Facilities Authority Revenue Bonds
	(MBIA Insured)(e)	5.250	3/1/2031	4,987,422
6,500,000	New Orleans, Louisiana General Obligation Bonds
	(AMBAC Insured)	Zero Coupon	9/1/2012	4,986,280
3,000,000	Orleans Parish, Louisiana School Board Administration
	Offices Revenue Bonds (MBIA Insured)(c)	8.950	2/1/2008	3,221,940

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

117

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Louisiana — continued
$2,605,000	Regional Transportation Authority, Louisiana Sales Tax
	Revenue Bonds (Series A) (FGIC Insured)	8.000%	12/1/2012	$3,174,088
4,200,000	Tobacco Settlement Financing Corporation, Louisiana
	Revenue Bonds (Series 2001-B)	5.500	5/15/2030	4,365,018

	Total Louisiana			26,191,689

Maryland (0.9%)
1,250,000	Frederick County, Maryland Educational Facilities Revenue
	Bonds (Mount Saint Mary’s College) (Series A)	5.750	9/1/2025	1,293,038
1,865,000	Maryland State Economic Development Corporation
	Revenue Bonds (Lutheran World Relief)	7.200	4/1/2025	2,012,130
1,550,000	Maryland State Economic Development Corporation
	Student Housing Revenue Bonds (Sheppard Pratt)
	(ACA Insured)	6.000	7/1/2033	1,625,392
1,000,000	Maryland State Health and Higher Educational Facilities
	Authority Revenue Bonds (University of Maryland
	Medical System)	6.000	7/1/2022	1,077,590
4,500,000	Morgan State University, Maryland Academic and
	Auxiliary Facilities Fees Revenue Bonds (MBIA Insured)	6.050	7/1/2015	5,005,935
30,000	Prince George’s County, Maryland Housing Authority
	Single Family Mortgage Revenue Bonds (Series A)
	(GNMA/FNMA/FHLMC Insured) (Subject to ‘AMT’)	7.400	8/1/2032	30,024
425,000	Westminster, Maryland Education Facilities Revenue
	Bonds (McDaniel College)	5.500	4/1/2027	440,904

	Total Maryland			11,485,013

Massachusetts (2.8%)
5,000,000	Massachusetts Bay Transportation Authority Sales Tax
	Revenue Bonds (Series B) (MBIA Insured)	5.500	7/1/2025	5,700,950
4,935,000	Massachusetts State Construction Lien General Obligation
	Bonds (Series A) (FGIC-TCRS)	5.250	1/1/2013	5,309,517
725,000	Massachusetts State Development Finance Agency
	Revenue Bonds (Devens Electric Systems)	5.625	12/1/2016	765,636
2,000,000	Massachusetts State General Obligation Bonds (Series B)(c)	6.500	8/1/2008	2,096,720
15,000,000	Massachusetts State Health and Educational Facilities
	Authority Revenu Bonds	5.250	7/1/2033	16,845,600
1,000,000	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Partners Healthcare System)
	(Series C)	6.000	7/1/2016	1,093,290
3,000,000	Massachusetts State School Building Authority Dedicated
	Sales Tax Revenue Bonds (Series A) (MBIA Insured)	5.000	8/15/2027	3,117,060

	Total Massachusetts			34,928,773

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

118

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Michigan (2.7%)
$545,000	Chelsea, Michigan Economic Development Corporation
	Obligation Revenue Bonds (United Methodist Retirement)	4.900%	11/15/2006	$546,324
2,000,000	East Lansing, Michigan Building Authority General
	Obligation Bonds	5.700	4/1/2020	2,295,820
1,500,000	Livonia, Michigan Public Schools School District
	General Obligation Bonds (FGIC Insured)(c)	Zero Coupon	5/1/2009	1,342,620
1,380,000	Michigan Public Power Agency Revenue Bonds
	(Combustion Turbine #1 Project) (Series A)
	(AMBAC Insured)	5.250	1/1/2016	1,464,511
45,000	Michigan State Hospital Finance Authority Revenue Bonds
	(Detroit Medical Center)	8.125	8/15/2012	45,095
2,825,000	Michigan State Hospital Finance Authority Revenue Bonds
	(MBIA Insured)(c)	5.375	8/15/2014	2,970,403
175,000	Michigan State Hospital Finance Authority Revenue Bonds
	(Series P) (MBIA Insured)(c)	5.375	8/15/2014	184,805
2,750,000	Michigan State Hospital Finance Authority Revenue
	Refunding Bonds (Crittenton Hospital) (Series A)	5.500	3/1/2022	2,898,582
5,000,000	Michigan State Trunk Line Fund Revenue Bonds
	(FSA Insured)	5.000	11/1/2022	5,244,900
4,500,000	Rochester, Michigan Community School District
	(MBIA Insured)	5.000	5/1/2019	4,824,585
3,320,000	Sault Ste. Marie, Michigan Chippewa Indians Housing
	Authority Revenue Bonds (Tribal Health and Human
	Services Center)	7.750	9/1/2012	3,324,084
2,000,000	St. Clair County, Michigan Economic Development
	Corporation Revenue Bonds (Detroit Edison) (Series AA)
	(AMBAC Insured)	6.400	8/1/2024	2,132,480
990,000	Summit Academy North, Michigan Public School
	Academy Certificates of Participation(c)	6.550	7/1/2014	1,085,396
690,000	Summit Academy North, Michigan Public School
	Academy Certificates of Participation(c)	8.375	7/1/2030	800,421
3,560,000	Wayne State University, Michigan University Revenue
	Bonds (FGIC Insured)	5.125	11/15/2029	3,678,940

	Total Michigan			32,838,966

Minnesota (4.0%)
750,000	Chaska, Minnesota Electric Revenue Bonds (Refining
	Generating Facilities) (Series A)	5.250	10/1/2025	790,650
800,000	Minneapolis and St. Paul, Minnesota Housing &
	Redevelopment Authority Healthcare System Revenue
	Bonds (Healthpartners Obligation Group Project)	6.000	12/1/2021	866,360
2,030,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds	5.000	1/1/2022	2,084,607
7,800,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds (Series A)
	(AMBAC Insured)	5.000	1/1/2035	7,998,822

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

119

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Minnesota — continued
$1,000,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds (Series C)
	(FGIC Insured)	5.125%	1/1/2020	$1,042,580
5,000,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds (Series C)
	(FGIC Insured)	5.000	1/1/2031	5,138,000
7,685,000	Minneapolis, Minnesota Community Development
	Agency Tax Increment Revenue Bonds
	(MBIA Insured)	Zero Coupon	3/1/2009	6,918,114
4,915,000	Minnesota Agricultural and Economic Development
	Board Health Care System Pre-refunded Revenue Bonds
	(Fairview Hospital) (Series A) (MBIA Insured)(c)	5.750	11/15/2026	5,136,814
85,000	Minnesota Agricultural and Economic Development
	Board Health Care System Unrefunded Balance Revenue
	Bonds (Fairview Hospital) (Series A) (MBIA Insured)	5.750	11/15/2026	88,617
1,000,000	Minnesota Higher Education Facilities Authority Revenue
	Bonds (College of Art and Design) (Series 5-D)(c)	6.625	5/1/2020	1,065,650
530,000	Minnesota Higher Education Facilities Authority Revenue
	Bonds (University of St. Thomas) (Series 5-Y)	5.250	10/1/2019	562,818
3,620,000	Minnesota State General Obligation Bonds	5.250	8/1/2017	3,775,588
1,000,000	Northfield, Minnesota Hospital Revenue Bonds (Series C)(c)	6.000	11/1/2021	1,091,200
1,300,000	Northfield, Minnesota Hospital Revenue Bonds (Series C)(c)	6.000	11/1/2026	1,418,560
2,040,000	Northfield, Minnesota Hospital Revenue Bonds (Series C)(c)	6.000	11/1/2031	2,226,048
2,000,000	St. Louis Park, Minnesota Health Care Facilities
	Revenue Bonds	5.250	7/1/2030	2,062,560
1,690,000	St. Paul, Minnesota Housing and Redevelopment Authority
	Lease Parking Facilities Revenue Bonds (Rivercentre
	Parking Ramp)	6.000	5/1/2013	1,777,812
5,000,000	White Earth Band of Chippewa Indians, Minnesota
	Revenue Bonds (Series A) (ACA Insured)	7.000	12/1/2011	5,252,550

	Total Minnesota			49,297,350

Missouri (1.8%)
7,500,000	Jackson County, Missouri Special Obligation
	Harry S. Truman Sports Complex Revenue Bonds
	(AMBAC Insured)(e)	5.000	12/1/2027	7,838,100
785,000	Missouri State Development Finance Board Infrastructure
	Facilities Revenue Bonds (Eastland Center Project Phase II)
	(Series B)	5.875	4/1/2017	815,325
500,000	Missouri State Development Finance Board Infrastructure
	Facilities Revenue Bonds (Eastland Center Project Phase II)
	(Series B)	6.000	4/1/2021	522,020
1,000,000	Missouri State Environmental Improvement and Energy
	Resources Authority Water Pollution Revenue Bonds
	(Series A)	5.250	1/1/2018	1,065,960

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

120

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Missouri — continued
$2,500,000	Missouri State Health and Educational Facilities Authority
	Health Facilities Revenue Bonds	5.000%	5/15/2020	$2,589,700
3,000,000	Missouri State Health and Educational Facilities Authority
	Health Facilities Revenue Bonds (Barnes Jewish, Inc.
	Christian) (Series A)	5.250	5/15/2014	3,203,070
1,500,000	Missouri State Health and Educational Facilities Authority
	Health Facilities Revenue Bonds (Lake Regional Health
	Securities Project)	5.600	2/15/2025	1,552,080
1,000,000	Missouri State Health and Educational Facilities Authority
	Health Facilities Revenue Bonds (Saint Anthony’s
	Medical Center)(c)	6.250	12/1/2030	1,104,510
655,000	Missouri State Health and Educational Facilities Authority
	Revenue Bonds (Lake of the Ozarks)	6.500	2/15/2021	665,572
210,000	Missouri State Housing Development Commission Single
	Family Mortgage Revenue Bonds (Series B-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.450	9/1/2031	218,799
195,000	Missouri State Housing Development Commission Single
	Family Mortgage Revenue Bonds (Series C-1)
	(GNMA/FNMA Insured)	6.550	9/1/2028	203,018
330,000	Missouri State Housing Development Commission Single
	Family Mortgage Revenue Bonds (Series C-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.150	3/1/2032	338,814
2,000,000	St. Charles County, Missouri Francis Howell School District
	General Obligation Bonds (Series A)	5.250	3/1/2018	2,187,080

	Total Missouri			22,304,048

Montana (1.3%)
2,830,000	Montana Facility Finance Authority Revenue Providence
	Health and Services Revenue Bonds	5.000	10/1/2024	2,916,258
45,000	Montana State Board of Housing Single Family Mortgage
	Revenue Bonds (Series A-1)	6.000	6/1/2016	45,179
165,000	Montana State Board of Housing Single Family Mortgage
	Revenue Bonds (Series A-2) (Subject to ‘AMT’)	6.250	6/1/2019	165,799
2,385,000	Montana State Board of Investment Refunded Balance
	1996 Payroll Tax Revenue Bonds (MBIA Insured)(c)	6.875	6/1/2020	2,514,887
775,000	Montana State Board of Investment Refunded Revenue
	Bonds (1996 Payroll Tax) (MBIA Insured)(c)	6.875	6/1/2020	817,206
1,240,000	Montana State Board of Investment Refunded Revenue
	Bonds (Payroll Tax) (MBIA Insured)(c)	6.875	6/1/2020	1,307,530
1,165,000	Montana State Board of Regents Revenue Bonds
	(Higher Education-University of Montana) (Series F)
	(MBIA insured)	5.750	5/15/2016	1,254,623

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

121

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Montana — continued
$3,000,000	Montana State Health Facilities Authority Revenue Bonds
	(Hillcrest Senior Living Project)(c)	7.375%	6/1/2030	$3,396,450
3,860,000	Montana State Hospital Finance Authority Revenue
	Refunding Bonds	5.250	6/1/2018	4,043,775

	Total Montana			16,461,707

Nebraska (1.6%)
2,500,000	Nebraska Public Power District Revenue Bonds (Series B)
	(AMBAC Insured)	5.000	1/1/2013	2,653,125
5,780,000	Omaha, Nebraska Public Power District Electric Revenue
	Bonds (Series A)	5.000	2/1/2046	5,906,755
3,455,000	Omaha, Nebraska Public Power District Revenue Bonds
	(Series B)(c)	6.150	2/1/2012	3,726,598
1,675,000	Omaha, Nebraska Special Assessment Bonds (Riverfront
	Redevelopment Project) (Series A)	5.500	2/1/2015	1,812,166
6,000,000	University of Nebraska Revenue Bonds (Lincoln Student
	Fees & Facilities) (Series B)	5.000	7/1/2023	6,234,000

	Total Nebraska			20,332,644

New Hampshire (0.1%)
1,100,000	New Hampshire State Turnpike System Revenue Bonds
	(Series C) (FGIC Insured)(c,f)	10.271	8/10/2006	1,160,082

	Total New Hampshire			1,160,082

New Jersey (1.9%)
2,000,000	Hudson County, New Jersey Department of Finance
	and Administration Certificate Of Participation
	(MBIA Insured)	6.250	12/1/2015	2,301,920
4,000,000	New Jersey State Highway Authority Revenue Bonds
	(Series L)	5.250	7/15/2017	4,376,560
1,000,000	New Jersey State Highway Authority Revenue Bonds
	(Series L)	5.250	7/15/2018	1,096,860
745,000	New Jersey State Turnpike Authority Revenue Bonds
	(Series C) (AMBAC-TCRS Insured)	6.500	1/1/2016	853,405
260,000	New Jersey State Turnpike Authority Revenue Bonds
	(Series C) (AMBAC-TCRS Insured)(c)	6.500	1/1/2016	298,568
3,695,000	New Jersey State Turnpike Authority Revenue Bonds
	(Series C) (AMBAC-TCRS Insured)(c)	6.500	1/1/2016	4,242,599
5,000,000	New Jersey Transportation Trust Fund Authority Revenue
	Bonds (Transportation System) (Series A) (FSA Insured)	5.500	12/15/2016	5,541,500
2,195,000	West New York, New Jersey Municipal Utilities
	Authority Revenue Bonds (FGIC Insured)(c)	Zero Coupon	12/15/2007	2,084,921
2,595,000	West New York, New Jersey Municipal Utilities
	Authority Revenue Bonds (FGIC Insured)(c)	Zero Coupon	12/15/2009	2,275,556

	Total New Jersey			23,071,889

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

122

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

New Mexico (1.5%)
$3,315,000	Alamogordo, New Mexico Hospital Revenue Bonds
	(Gerald Champion Memorial Hospital Project)	5.300%	1/1/2013	$3,372,515
1,300,000	Farmington, New Mexico Utility System Revenue Bonds
	(AMBAC Insured)(c)	9.875	1/1/2008	1,356,004
3,500,000	Jicarilla, New Mexico Apache Nation Revenue Bonds
	(Series A)	5.500	9/1/2023	3,720,080
1,085,000	New Mexico Mortgage Finance Authority Revenue Bonds
	(Series F) (GNMA/FNMA Insured)	7.000	1/1/2026	1,107,134
230,000	New Mexico Mortgage Finance Authority Single Family
	Mortgage Capital Appreciation Revenue Bonds
	(Series D-2) (Subject to ‘AMT’)	Zero Coupon	9/1/2019	196,563
725,000	New Mexico Mortgage Finance Authority Single
	Family Mortgage Revenue Bonds (Series C-2)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	6.950	9/1/2031	740,530
7,500,000	Sandoval County, New Mexico Incentive Payment
	Revenue Bonds	5.000	6/1/2020	7,786,875

	Total New Mexico			18,279,701

New York (9.2%)
5,000,000	Metropolitan Transportation Authority, New York
	Transportation Facilities Revenue Bonds (Series A)	5.500	7/1/2017	5,527,150
4,225,000	Metropolitan Transportation Authority, New York
	Transportation Facilities Revenue Bonds (Series O)(c)	5.750	7/1/2013	4,543,100
35,000	New York Counties Tobacco Trust Settlement
	Revenue Bonds	5.800	6/1/2023	36,066
155,000	New York Counties Tobacco Trust Settlement
	Revenue Bonds(c)	5.800	6/1/2023	167,453
4,000,000	New York State Dormitory Authority Revenue Bonds
	(Series B)	5.250	5/15/2012	4,253,520
2,000,000	New York State Dormitory Authority Revenue Bonds
	(State University Educational Facilities) (Series A)	7.500	5/15/2013	2,388,500
5,000,000	New York State Dormitory Authority Revenue Bonds
	(State University Educational Facilities) (Series A)	5.875	5/15/2017	5,682,700
2,000,000	New York State Local Government Assistance Corporation
	Revenue Bonds (Series E) (MBIA/IBC Insured)	5.250	4/1/2016	2,174,240
1,060,000	New York State Mortgage Agency Revenue Bonds
	(Series 26)	5.350	10/1/2016	1,079,599
2,605,000	New York State Thruway Authority General Unrefunded
	Balance Revenue Bonds (Series E)	5.000	1/1/2016	2,670,359
2,500,000	New York State Thruway Authority Revenue Bonds
	(Series B) (FSA Insured)	5.000	4/1/2015	2,677,575
20,000,000	New York State Urban Development Corporation Revenue
	Bonds (Correctional and Youth Facilities) (Series A)	5.000	1/1/2017	20,817,197
1,620,000	New York State Urban Development Corporation Revenue
	Bonds (Syracuse University Center)	6.000	1/1/2009	1,698,635

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

123

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

New York — continued
$1,720,000	New York State Urban Development Corporation Revenue
	Bonds (Syracuse University Center)	6.000%	1/1/2010	$1,834,260
8,940,000	New York, New York City Municipal Transitional
	Finance Authority Revenue Bonds (Series A)(d)	5.500	11/1/2011	9,590,027
2,000,000	New York, New York City Municipal Water and Sewer
	System Revenue Bonds (Series A) (AMBAC Insured)(c)	5.875	6/15/2012	2,218,520
2,540,000	New York, New York City Transitional Finance Authority
	Revenue Bonds	5.375	11/15/2021	2,716,174
13,000,000	New York, New York City Transitional Finance Authority
	Revenue Bonds (Future Tax Secured) (Series B)(d)	5.250	2/1/2011	13,717,080
1,750,000	New York, New York General Obligation Bonds (Series A)	5.500	8/1/2022	1,868,072
12,000,000	New York, New York General Obligation Bonds (Series B)	5.250	8/1/2017	12,789,360
1,000,000	New York, New York General Obligation Bonds (Series G)	5.000	12/1/2026	1,026,650
655,000	New York, New York General Obligation Bonds (Series H)
	(FSA/CR Insured)	5.250	3/15/2016	683,519
2,345,000	New York, New York General Obligation Bonds (Series H)
	(FSA/CR Insured)(c)	5.250	3/15/2016	2,456,669
5,000,000	New York, New York General Obligation Bonds (Series I)	5.000	8/1/2016	5,245,000
5,000,000	New York, New York General Obligation Bonds (Series I-1)	5.000	4/1/2023	5,174,000
825,000	Triborough, New York Bridge and Tunnel Authority
	Revenue Bonds (Series Q)(c)	6.750	1/1/2009	858,932

	Total New York			113,894,357

North Carolina (1.8%)
1,475,000	North Carolina Eastern Municipal Power Agency Power
	System Prerefunded Revenue Bonds (Series A)(c)	6.000	1/1/2026	1,764,631
4,000,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds	5.375	1/1/2017	4,199,680
2,375,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series B)	5.500	1/1/2021	2,394,000
5,000,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series D)	5.500	1/1/2014	5,377,150
2,000,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series D)	6.750	1/1/2026	2,177,100
250,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B)	6.500	1/1/2009	263,102
610,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B)	6.375	1/1/2013	660,258
4,000,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B) (MBIA Insured)	6.000	1/1/2011	4,344,000
1,000,000	Wake County, North Carolina Industrial, Facilities, and
	Pollution Control Revenue Bonds (Carolina Power and
	Light Company Project)	5.375	2/1/2017	1,048,510

	Total North Carolina			22,228,431

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

124

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

North Dakota (0.9%)
$3,500,000	Grand Forks, North Dakota Health Care System Revenue
	Bonds (Altru Health Systems Group)	7.125%	8/15/2024	$3,849,650
1,340,000	North Dakota State Water Commission Revenue Bonds
	(Southwest Pipeline) (Series A) (AMBAC Insured)	5.750	7/1/2027	1,362,284
2,945,000	South Central Regional Water District, North Dakota
	Utility System Revenue Bonds (Northern Burleigh County)
	(Series A)	5.650	10/1/2029	3,041,890
3,250,000	Ward County, North Dakota Health Care Facilities Revenue
	Bonds (Trinity Medical Center) (Series B)	6.250	7/1/2021	3,314,545

	Total North Dakota			11,568,369

Ohio (2.5%)
2,500,000	Akron, Ohio Certificates of Participation (Akron Municipal
	Baseball Stadium Project)(c)	6.900	12/1/2016	2,575,375
875,000	Akron, Ohio Economic Development Revenue Bonds
	(MBIA Insured)	6.000	12/1/2012	975,030
1,700,000	Cincinnati, Ohio General Obligation Bonds	5.375	12/1/2019	1,800,963
2,000,000	Lorain County, Ohio Hospital Revenue Bonds
	(Catholic Healthcare Partners)	5.400	10/1/2021	2,096,900
2,000,000	Lucas County, Ohio Health Care Facilities Revenue Bonds
	(Sunset Retirement) (Series A)	6.550	8/15/2024	2,135,860
2,000,000	Montgomery County, Ohio Hospital Revenue Bonds
	(Kettering Medical Center)(c)	6.750	4/1/2018	2,215,720
2,500,000	Montgomery County, Ohio Hospital Revenue Bonds
	(Kettering Medical Center)(c)	6.750	4/1/2022	2,769,650
2,000,000	Ohio State Higher Education Faculty Revenue Bonds
	(Case Western Reserve University)	6.500	10/1/2020	2,394,740
4,000,000	Ohio State Infrastructure Improvement Revenue Bonds
	(Series B)(c)	5.250	3/1/2014	4,272,360
2,000,000	Ohio State Turnpike Commission Turnpike Revenue Bonds
	(Series A) (FGIC Insured)	5.500	2/15/2024	2,258,860
750,000	Port of Greater Cincinnati Development Authority
	Revenue Bonds	5.000	10/1/2025	763,110
1,610,000	Reynoldsburg, Ohio City School District (FSA Insured)	5.000	12/1/2028	1,668,701
2,115,000	University of Akron, Ohio General Receipts Revenue Bonds
	(FGIC Insured)(c)	5.500	1/1/2020	2,249,641
2,545,000	University of Cincinnati, Ohio General Receipts Revenue
	Bonds (Series D) (AMBAC insured)	5.000	6/1/2016	2,695,155

	Total Ohio			30,872,065

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

125

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Oklahoma (0.7%)
$2,020,000	Bass, Oklahoma Memorial Baptist Hospital Authority
	Hospital Revenue Bonds (Bass Memorial Hospital Project)(c)	8.350%	5/1/2009	$2,165,278
1,040,000	Oklahoma Development Finance Authority Hospital
	Revenue Bonds (Unity Health Center Project)	5.000	10/1/2011	1,060,290
160,000	Oklahoma Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series C-2) (Subject to ‘AMT’)	7.550	9/1/2028	165,229
215,000	Oklahoma Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA
	Insured) (Subject to ‘AMT’)	7.100	9/1/2028	221,431
1,500,000	Oklahoma State Municipal Power Authority Revenue
	Bonds (Series B) (MBIA Insured)	5.875	1/1/2012	1,604,700
2,900,000	Payne County, Oklahoma Economic Development
	Authority Student Housing Revenue Bonds (Collegiate
	Housing Foundation) (Series A)(c)	6.375	6/1/2030	3,200,788

	Total Oklahoma			8,417,716

Pennsylvania (1.7%)
1,600,000	Allegheny County, Pennsylvania Hospital Development
	Authority Revenue Bonds (Allegheny General Hospital
	Project) (Series A) (MBIA Insured)(c)	6.200	9/1/2015	1,642,672
1,460,000	Allegheny County, Pennsylvania Redevelopment
	Authority Tax Increment Tax Allocation Bonds
	(Waterfront Project) (Series B)	6.000	12/15/2010	1,517,699
2,145,000	Allegheny County, Pennsylvania Redevelopment
	Authority Tax Increment Tax Allocation Bonds
	(Waterfront Project) (Series C)	6.550	12/15/2017	2,330,650
2,575,000	Allegheny County, Pennsylvania Sanitation
	Authority Sewer Interest Compensatory Revenue
	Bonds (Series A) (FGIC Insured)	Zero Coupon	6/1/2008	2,394,338
2,780,000	Carbon County, Pennsylvania Industrial
	Development Authority Revenue Bonds (Panther
	Creek Partners Project) (Subject to ‘AMT’)	6.650	5/1/2010	2,908,380
2,000,000	Cornwall Lebanon, Pennsylvania School District
	Capital Appreciation General Obligation Bonds
	(FSA Insured)	Zero Coupon	3/15/2016	1,311,060
1,520,000	Cornwall Lebanon, Pennsylvania School District
	Capital Appreciation General Obligation Bonds
	(FSA Insured)	Zero Coupon	3/15/2017	947,674
2,000,000	Lancaster County, Pennsylvania Hospital Authority
	Revenue Bonds	5.500	3/15/2026	2,098,180
3,170,000	Millcreek Township, Pennsylvania School District
	General Obligation Bonds (FGIC Insured)(c)	Zero Coupon	8/15/2009	2,816,165
435,000	Montgomery County, Pennsylvania Higher Education
	and Health Authority Revenue Bonds (Foulkeways at
	Gwynedd Project)(c)	6.750	11/15/2024	477,508

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

126

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Pennsylvania — continued
$1,880,000	Montgomery County, Pennsylvania Higher Education
	and Health Authority Revenue Bonds (Foulkeways at
	Gwynedd Project)(c)	6.750%	11/15/2030	$2,063,714
1,000,000	York County, Pennsylvania Solid Waste & Refuse Authority
	Solid Waste System Revenue Bonds (FGIC Insured)	5.500	12/1/2012	1,089,480

	Total Pennsylvania			21,597,520

Puerto Rico (0.4%)
4,955,000	Puerto Rico Industrial Tourist Educational Medical and
	Environmental Central Facilities Revenue Bonds
	(AES Cogen Facilities Project) (Subject to ‘AMT’)	6.625	6/1/2026	5,402,982

	Total Puerto Rico			5,402,982

South Carolina (1.6%)
1,000,000	Greenwood County, South Carolina Hospital Revenue
	Bonds (Self Memorial Hospital)	5.500	10/1/2026	1,041,800
4,000,000	Piedmont, South Carolina Municipal Power Agency
	Electric Revenue Bonds (FGIC Insured)	6.250	1/1/2021	4,797,680
5,000,000	Piedmont, South Carolina Municipal Power Agency
	Electric Revenue Bonds (FGIC Insured)	5.000	1/1/2022	5,021,900
605,000	South Carolina Jobs Economic Development Authority
	Hospital Facilities Prerefunded Revenue Bonds
	(Palmetto Health Alliance) (Series C)	6.875	8/1/2027	687,298
4,895,000	South Carolina Jobs Economic Development Authority
	Hospital Facilities Prerefunded Revenue Bonds
	(Palmetto Health Alliance) (Series C)(c)	6.875	8/1/2027	5,752,800
2,000,000	Spartanburg, South Carolina Waterworks Revenue Bonds
	(FGIC Insured)	5.250	6/1/2028	2,115,500

	Total South Carolina			19,416,978

South Dakota (0.7%)
5,000,000	South Dakota Educational Enhancement Funding
	Corporation Tobacco Settlement Revenue Bonds (Series B)	6.500	6/1/2032	5,421,750
1,170,000	South Dakota State Health and Educational Facilities
	Authority Revenue Bonds (Prairie Lakes Health Care
	System, Inc.)	5.625	4/1/2032	1,201,578
2,000,000	South Dakota State Health and Educational Facilities
	Authority Revenue Bonds (Prairie Lakes Health Care
	System, Inc.) (ACA/CBI Insured)	5.650	4/1/2022	2,046,200

	Total South Dakota			8,669,528

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

127

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Tennessee (1.5%)
$2,000,000	Carter County, Tennessee Industrial Development Board
	Revenue Bonds	4.150%	10/1/2007	$2,002,600
2,000,000	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities and Project Revenue Bonds
	(Federal Express Corporation)	5.350	9/1/2012	2,112,300
4,500,000	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities Revenue Bonds
	(Federal Express Corporation)	5.050	9/1/2012	4,688,460
4,155,000	Metropolitan Government, Nashville and Davidson
	County, Tennessee Industrial Development Board
	Revenue Bonds (Series A) (GNMA Insured)	6.625	3/20/2036	4,537,135
5,000,000	Shelby County, Tennessee Health Educational and
	Housing Facilities Board Revenue Bonds
	(St. Jude Children’s Research Project)	5.375	7/1/2024	5,192,900

	Total Tennessee			18,533,395

Texas (9.0%)
7,000,000	Alliance Airport Authority Income Texas Facilities
	Revenue Bonds	4.850	4/1/2021	6,948,760
2,000,000	Amarillo, Texas Health Facilities Corporation Revenue
	Bonds (Baptist St. Anthony’s Hospital Corporation)
	(FSA Insured)	5.500	1/1/2017	2,197,880
750,000	Arlington, Texas General Obligation Bonds(c)	5.375	8/15/2016	794,640
1,055,000	Arlington, Texas General Obligation Bonds(c)	5.500	8/15/2019	1,122,689
2,165,000	Arlington, Texas Independent School District Capital
	Appreciation Refunding General Obligation Bonds
	(PSF/GTD Insured)	Zero Coupon	2/15/2009	1,953,956
2,500,000	Austin, Texas Higher Education Authority, Inc.
	University Revenue Bonds (St. Edwards University Project)	5.750	8/1/2031	2,578,075
2,250,000	Austin, Texas Utility System Revenue Bonds
	(FGIC Insured)	6.000	11/15/2013	2,478,195
7,000,000	Austin, Texas Utility System Revenue Capital
	Appreciation Refunding Bonds (Financial Services
	Department) (Series A) (MBIA Insured)	Zero Coupon	11/15/2008	6,390,440
8,100,000	Austin, Texas Utility System Revenue Capital
	Appreciation Refunding Bonds (Financial Services
	Department) (Series A) (MBIA Insured)	Zero Coupon	11/15/2009	7,098,597
1,930,000	Bexar County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (Dymaxion and
	Marrach Park Apartments) (Series A) (MBIA Insured)	6.000	8/1/2023	2,030,939
1,720,000	Bexar County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (Pan American
	Apartments) (Series A-1) (GNMA Insured)	7.000	3/20/2031	1,920,483
1,000,000	Bluebonnet Trails Community Mental Health and
	Mental Retardation Revenue Bonds	6.125	12/1/2016	1,038,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

128

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Texas — continued
$3,950,000	Colorado River, Texas Municipal Water District Revenue
	Bonds (MBIA Insured)	5.000%	1/1/2014	$3,971,014
500,000	Corpus Christi, Texas General Obligation Bonds (Series A)
	(FSA Insured)	5.000	3/1/2012	527,575
1,000,000	Dallas-Fort Worth, Texas International Airport Revenue
	Bonds (Series A) (MBIA Insured) (Subject to ‘AMT’)	5.500	11/1/2016	1,063,350
500,000	Dallas-Fort Worth, Texas International Airport Revenue
	Bonds (Series A) (Subject to ‘AMT’)	5.500	11/1/2017	530,270
1,375,000	Deer Park, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	5.000	2/15/2013	1,456,592
2,285,000	Denton, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	6.250	2/15/2009	2,420,089
3,210,000	Denton, Texas Utility System Revenue Bonds (Series A)
	(FSA Insured)	5.250	12/1/2015	3,434,026
1,445,000	Frisco, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	6.250	8/15/2017	1,571,134
7,000,000	Harris County, Houston, Texas General Obligation
	Bonds (MBIA Insured)	Zero Coupon	8/15/2024	2,929,080
2,000,000	Harris County, Texas Health Facilities Development
	Authority Hospital Revenue Bonds (Memorial
	Hermann Healthcare Project) (Series A)(c)	6.375	6/1/2029	2,238,000
2,000,000	Houston, Texas Airport System Revenue Bonds (Series A)
	(FSA Insured) (Subject to ‘AMT’)	5.625	7/1/2030	2,082,700
5,000,000	Houston, Texas Water and Sewer System Revenue Bonds
	(Series A) (FSA Insured)(c)	5.750	12/1/2032	5,966,850
5,315,000	Lewisville, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	Zero Coupon	8/15/2019	2,912,088
1,000,000	Lower Colorado River Authority, Texas Revenue
	Unrefunded Balance Revenue Bonds (Series A)	5.875	5/15/2015	1,058,630
370,000	Mesquite, Texas Independent School District General
	Obligation Bonds (Series A) (PSF/GTD Insured)	6.000	2/15/2020	381,896
2,600,000	North Texas Health Facilities Development Corporation
	Hospital Revenue Bonds (United Regional Healthcare
	System, Inc.)	6.000	9/1/2023	2,770,794
475,000	Nueces County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (Dolphins Landing
	Apartments Project) (Series A)	6.250	7/1/2010	481,812
1,000,000	Ridge Parc Development Corporation, Texas Multifamily
	Revenue Bonds (GNMA Insured)	6.100	6/20/2033	1,096,640
2,795,000	Ridge Parc Development Corporation, Texas Multifamily
	Revenue Bonds (GNMA Insured)	6.150	11/20/2041	3,019,243
1,365,000	San Antonio, Texas General Obligation Bonds
	(General Improvement)	5.250	2/1/2014	1,436,840
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured)	5.500	5/15/2018	1,078,310
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured)	5.500	5/15/2019	1,078,310
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured)	5.500	5/15/2020	1,072,960

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

129

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Texas — continued
$1,095,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)(c)	6.000%	8/15/2017	$1,165,321
85,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	6.000	8/15/2017	90,358
90,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	6.000	8/15/2018	95,648
1,160,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)(c)	6.000	8/15/2018	1,234,495
95,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	6.000	8/15/2019	100,934
1,180,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)(c)	6.000	8/15/2019	1,255,780
11,615,000	Southeast Texas Housing Finance Corporation
	Revenue Bonds (MBIA Insured)(c)	Zero Coupon	9/1/2017	7,048,563
1,410,000	Tarrant County, Texas College District General
	Obligation Bonds	5.375	2/15/2013	1,526,381
4,315,000	Texas State Veterans Land Board General
	Obligation Bonds(c)	0.050	7/1/2010	3,693,640
1,000,000	Texas State Water Development Board Revenue Bonds
	(State Revolving) (Series A)	5.250	7/15/2017	1,001,230
2,000,000	Travis County, Texas Health Facilities Development
	Corporation Revenue Bonds (Ascension Health Credit)
	(Series A) (MBIA Insured)(c)	6.250	11/15/2017	2,168,100
315,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2013	348,377
350,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2015	386,407
335,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2017	370,986
1,650,000	Westlake, Texas General Obligation Bonds	5.750	5/1/2024	1,754,643
2,000,000	Westlake, Texas General Obligation Bonds	5.800	5/1/2032	2,118,640
430,000	Wylie, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	6.875	8/15/2014	486,687
745,000	Wylie, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)(c)	6.875	8/15/2014	845,754
3,280,000	Wylie, Texas Independent School District Unrefunded
	General Obligation Bonds (PSF/GTD Insured)	7.000	8/15/2024	3,714,961

	Total Texas			110,538,002

Utah (0.3%)
3,345,000	Intermountain Power Agency, Utah Power Supply
	Revenue Bonds (Series B) (MBIA insured)	5.750	7/1/2019	3,468,297

	Total Utah			3,468,297

Vermont (0.3%)
3,500,000	Vermont Educational and Health Buildings Financing
	Agency Revenue Bonds (Norwich University Project)	5.500	7/1/2021	3,604,475

	Total Vermont			3,604,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

130

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Virginia (1.0%)
$3,000,000	Fairfax County, Virginia Industrial Development
	Authority Revenue Bonds (Inova Health Systems Project)(c)	5.875%	8/15/2016	$3,062,040
2,500,000	Fairfax County, Virginia Industrial Development
	Authority Revenue Bonds (Inova Health Systems Project)	5.250	8/15/2019	2,653,075
3,625,000	Fairfax County, Virginia Water Authority Water
	Revenue Bonds	5.000	4/1/2021	3,910,940
3,240,000	Tobacco Settlement Authority, Virginia Tobacco
	Settlement Revenue Bonds	5.250	6/1/2019	3,277,422

	Total Virginia			12,903,477

Washington (5.5%)
2,060,000	Clark and Skamania Counties, Washington School
	District #112-6 Washougal General Obligation Bonds
	(FGIC Insured)(c)	6.000	12/1/2019	2,241,733
1,655,000	Douglas County, Washington Public Utility District # 1
	Wells Hydroelectric Bonds(c)	8.750	9/1/2018	1,760,390
1,395,000	Douglas County, Washington Public Utility District # 1
	Wells Hydroelectric Revenue Bonds(c)	8.750	9/1/2018	1,483,834
1,000,000	Energy Northwest, Washington Electric Revenue Bonds
	(Columbia Generating) (Series A) (MBIA Insured)	5.750	7/1/2018	1,085,800
6,000,000	Franklin County, Washington School District Bonds
	(MBIA Insured)	5.250	12/1/2022	6,422,760
10,000,000	King County, Washington Sewer Revenue Bonds (Series B)
	(FSA Insured)	5.500	1/1/2013	10,745,700
8,575,000	Tobacco Settlement Authority, Washington Tobacco
	Settlement Revenue Bonds	6.500	6/1/2026	9,351,638
5,620,000	Washington State Economic Development Finance
	Authority Lease Revenue Bonds (MBIA Insured)	5.000	6/1/2030	5,767,132
45,000	Washington State General Obligation Bonds (Series 93A)(c)	5.750	10/1/2012	47,629
2,955,000	Washington State General Obligation Bonds (Series 93A)	5.750	10/1/2012	3,131,207
1,500,000	Washington State General Obligation Bonds
	(Series A and AT-6)	6.250	2/1/2011	1,583,520
5,000,000	Washington State General Obligation Bonds (Series A)	6.750	2/1/2015	5,704,850
5,000,000	Washington State General Obligation Bonds (Series A)
	(FSA Insured)	5.000	7/1/2021	5,242,800
2,500,000	Washington State General Obligation Bonds
	(Series B and AT-7)	6.250	6/1/2010	2,711,500
2,000,000	Washington State General Obligation Bonds
	(Series B and AT-7)	6.000	6/1/2012	2,215,840
1,000,000	Washington State Health Care Facilities Authority Revenue
	Bonds (Central Washington Health Services Association)
	(AMBAC Insured)	5.000	10/1/2018	1,025,980
1,700,000	Washington State Health Care Facilities Authority
	Revenue Bonds (Kadlec Medical Center)	6.000	12/1/2030	1,819,833

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

131

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (98.7%)	Rate	Date	Value

Washington — continued
$1,000,000	Washington State Health Care Facilities Authority
	Revenue Bonds (Series A)(e)	5.000%	12/1/2030	$1,015,950
2,000,000	Washington State Health Care Facilities Authority Revenue
	Bonds (Swedish Health Services) (AMBAC Insured)	5.125	11/15/2018	2,063,240
1,000,000	Washington State Higher Education Facilities Authority
	Revenue Bonds (Whitman College)(c)	5.875	10/1/2029	1,063,040
1,000,000	Washington State Housing Finance Commission
	Nonprofit Housing Revenue Bonds (Crista Ministries
	Projects) (Series A)	5.350	7/1/2014	1,011,520

	Total Washington			67,495,896

West Virginia (0.3%)
3,465,000	West Virginia State Water Development Authority
	Revenue Bonds (Series B-II) (FGIC Insured)	5.000	11/1/2033	3,570,821

	Total West Virginia			3,570,821

Wisconsin (1.2%)
1,500,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Aurora Health Care) (Series B)	5.500	2/15/2015	1,548,465
1,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Eagle River Memorial
	Hospital, Inc. Project)	5.750	8/15/2020	1,062,720
1,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Franciscan Sisters Christian)
	(Series A)	5.500	2/15/2018	1,013,410
2,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Marshfield Clinic) (Series B)	6.000	2/15/2025	2,120,360
2,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Watertown Memorial
	Hospital, Inc.)	5.500	8/15/2029	2,093,860
6,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Wheaton Franciscan Services)	5.750	8/15/2025	6,359,160

	Total Wisconsin			14,197,975

Wyoming (0.5%)
5,825,000	Wyoming State Farm Loan Board Capital Facilities
	Revenue Bonds	5.750	10/1/2020	6,329,969

	Total Wyoming			6,329,969

	Total Long-Term Fixed Income (cost $1,145,177,392)			1,217,634,991

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

132

Municipal Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Short-Term Investments (1.2%)	Rate(g)	Date	Value

$1,500,000	California State Revenue General Obligation Bonds	7.000%	8/1/2006	$1,500,000
400,000	Dade County, Florida Industrial Development Authority
	Exempt Facilities Revenue Bonds (Florida Power &
	Light Company)(f)	3.690	8/1/2006	400,000
800,000	Delaware County, Pennslyvania Industrial Development
	Authority Revenue Bonds(f)	3.640	8/1/2006	800,000
1,250,000	East Orange, New Jersey General Obligation Bonds
	(FSA Insured)	8.400	8/1/2006	1,250,000
4,130,000	Kansas State Department of Transportation Highway
	Revenue Bonds(f)	3.650	8/1/2006	4,130,000
745,000	Lincoln County, Wyoming Pollution Control
	Revenue Bonds(f)	3.600	8/1/2006	745,000
820,000	New Jersey State Transit Corporation Certificate of
	Participation Bonds (FSA Insured)(c)	6.375	10/1/2006	823,542
5,110,000	Valdez, Alaska Marine Terminal Revenue Bonds(f)	3.860	8/1/2006	5,110,000

	Total Short-Term Investments (cost $14,754,785)			14,758,542

	Total Investments (cost $1,159,932,177) 99.9%			$1,232,393,533

	Other Assets and Liabilities, Net 0.1%			949,276

	Total Net Assets 100.0%			$1,233,342,809

(a) The categories of investments are shown as a percentage of total net assets.

(b) Designated as cover for long settling trades.

(c) Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

(d) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(e) Denotes investments purchased on a when-issued basis.

(f) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(g) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(h)Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$74,482,503
Gross unrealized depreciation	(2,021,147)

Net unrealized appreciation (depreciation)	$72,461,356
Cost for federal income tax purposes	$1,159,932,177

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

133

Income Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (107.8%)	Rate	Date	Value

Asset-Backed Securities (10.6%)
$4,000,000	Bear Stearns Mortgage Funding Trust(b)	5.540%	8/25/2006	$4,000,000
7,000,000	Chase Funding Issuance Trust(b,c)	5.359	8/15/2006	6,999,440
2,269,743	Countrywide Asset-Backed Certificates(c,d)	3.903	1/25/2031	2,249,047
5,000,000	Countrywide Asset-Backed Certificates	5.549	4/25/2036	4,974,300
3,000,000	Credit-Based Asset Servicing and Securitization, LLC(b)	5.495	8/25/2006	2,999,949
3,000,000	First Franklin Mortgage Loan Asset-Backed Certificates(b)	5.475	8/25/2006	2,999,949
2,745,539	First Horizon ABS Trust(b)	5.545	8/25/2006	2,745,539
3,798,823	Fremont Home Loan Trust(b,d)	5.545	8/25/2006	3,799,719
6,000,000	GE Dealer Floorplan Master Note Trust(b,d)	5.418	8/20/2006	6,001,764
6,000,000	GMAC Mortgage Corporation Loan Trust(b,d)	5.475	8/25/2006	5,999,898
3,000,000	Household Automotive Trust	5.400	6/17/2009	2,997,768
1,377,995	Option One Mortgage Loan Trust(b)	5.545	8/25/2006	1,378,810
1,936,219	Popular ABS Mortgage Pass-Through Trust(b)	5.495	8/25/2006	1,936,102
3,880,702	Residential Asset Mortgage Products, Inc.(b)	5.495	8/25/2006	3,881,389
393,739	Residential Asset Securities Corporation	3.250	5/25/2029	391,677
793,379	SLM Student Loan Trust(b)	5.495	10/25/2006	793,487
445,409	Structured Asset Investment Loan Trust(b)	5.465	8/25/2006	445,422
5,824,696	Zuni Mortgage Loan Trust(b)	5.530	8/25/2006	5,824,696

	Total Asset-Backed Securities			66,419,862

Basic Materials (2.1%)
1,200,000	Crystal US Holdings 3, LLC(e)	Zero Coupon	10/1/2009	936,000
3,500,000	Glencore Funding, LLC	6.000	4/15/2014	3,255,350
2,980,000	Lubrizol Corporation(c)	5.500	10/1/2014	2,840,357
2,000,000	Nell AF SARL(f)	8.375	8/15/2015	1,942,500
2,000,000	Noranda, Inc.(d)	6.000	10/15/2015	1,931,468
2,000,000	Precision Castparts Corporation(d)	5.600	12/15/2013	1,952,032

	Total Basic Materials			12,857,707

Capital Goods (2.0%)
2,500,000	Boeing Capital Corporation(d)	6.500	2/15/2012	2,605,622
2,219,000	Goodrich Corporation	6.800	7/1/2036	2,238,609
1,320,000	Lockheed Martin Corporation	8.500	12/1/2029	1,687,744
3,250,000	Oakmont Asset Trust(c)	4.514	12/22/2008	3,147,814
2,778,470	Systems 2001 Asset Trust, LLC	6.664	9/15/2013	2,883,747

	Total Capital Goods			12,563,536

Commercial Mortgage-Backed Securities (13.3%)
6,000,000	Banc of America Commercial Mortgage, Inc.(d)	5.001	9/10/2010	5,882,058
3,250,000	Banc of America Commercial Mortgage, Inc.(d)	4.037	11/10/2039	3,101,215
342,315	Banc of America Commercial Mortgage, Inc.	3.366	7/11/2043	338,202
2,000,000	Banc of America Commercial Mortgage, Inc.(d)	5.118	7/11/2043	1,960,600
7,368,240	Banc of America Mortgage Securities, Inc.(b,c)	4.820	8/25/2006	7,204,739
3,000,000	Citigroup Mortgage Loan Trust, Inc.	5.536	3/1/2036	2,983,305
2,171,888	Commercial Mortgage Pass-Through Certificates(b)	5.469	8/15/2006	2,172,216

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

134

Income Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (107.8%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$3,358,535	HomeBanc Mortgage Trust	6.106%	4/25/2037	$3,376,033
2,750,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	4.302	1/15/2038	2,607,019
4,000,000	LB-UBS Commercial Mortgage Trust	3.323	3/15/2027	3,871,128
3,701,953	Lehman Brothers “CALSTRS” Mortgage Trust(d)	3.988	11/20/2012	3,633,304
5,010,173	Merrill Lynch Mortgage Investors, Inc.	4.883	6/25/2035	4,918,977
10,000,000	Merrill Lynch Mortgage Trust	4.747	5/12/2043	9,341,040
5,500,000	Merrill Lynch Mortgage Trust	5.264	1/12/2044	5,339,582
4,979,526	Thornburg Mortgage Securities Trust(b)	5.490	8/25/2006	4,979,526
5,046,601	Wachovia Bank Commercial Mortgage Loan Trust(b)	5.617	8/20/2006	5,027,677
5,167,796	Wachovia Bank Commercial Mortgage Trust(b,c)	5.569	8/15/2006	5,169,212
2,911,094	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	2,789,815
4,449,517	Washington Mutual Mortgage Pass-Through Certificates(b)	5.675	8/25/2006	4,476,370
4,192,028	Washington Mutual Mortgage Pass-Through Certificates	4.839	9/25/2035	4,123,555

	Total Commercial Mortgage-Backed Securities			83,295,573

Communications Services (8.5%)
1,205,000	AT&T Corporation(d)	8.000	11/15/2031	1,405,941
4,000,000	British Telecom plc(c,d)	8.375	12/15/2010	4,428,340
2,500,000	Citizens Communications Company(d)	9.250	5/15/2011	2,712,500
1,330,000	Comcast Corporation(d)	5.900	3/15/2016	1,295,780
1,920,000	Comcast Corporation	6.500	1/15/2017	1,946,202
4,000,000	Cox Communications, Inc.	4.625	6/1/2013	3,631,104
845,000	Cox Communications, Inc.	5.450	12/15/2014	787,841
1,200,000	Embarq Corporation	7.082	6/1/2016	1,207,674
700,000	Embarq Corporation	7.995	6/1/2036	718,064
2,500,000	New Cingular Wireless Services, Inc.(c,d)	8.125	5/1/2012	2,770,295
765,000	New Cingular Wireless Services, Inc.(c)	8.750	3/1/2031	947,254
2,470,000	News America, Inc.	6.400	12/15/2035	2,322,158
4,050,000	Nextel Communications, Inc.(d)	7.375	8/1/2015	4,149,095
1,650,000	Nextel Partners, Inc.	8.125	7/1/2011	1,726,312
3,200,000	Qwest Corporation(c)	8.875	3/15/2012	3,448,000
2,000,000	Rogers Wireless Communications, Inc.	6.375	3/1/2014	1,920,000
3,000,000	TCI Communications, Inc.(d)	8.750	8/1/2015	3,447,660
1,955,000	Telecom Italia Capital SA	6.200	7/18/2011	1,969,244
2,000,000	Telecom Italia Capital SA(d)	5.250	11/15/2013	1,874,304
2,250,000	Telecom Italia Capital SA	5.250	10/1/2015	2,068,270
2,700,000	Telefonica Emisones SAU	5.984	6/20/2011	2,711,894
1,500,000	Telefonos de Mexico SA de CV	4.750	1/27/2010	1,446,970
1,150,000	Time Warner Entertainment Company, LP	8.375	3/15/2023	1,278,394
3,000,000	Verizon Communications, Inc.(d)	5.550	2/15/2016	2,857,197

	Total Communications Services			53,070,493

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

135

Income Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (107.8%)	Rate	Date	Value

Consumer Cyclical (7.2%)
$1,200,000	Caesars Entertainment, Inc.	7.500%	9/1/2009	$1,251,226
2,400,000	Centex Corporation(c)	6.500	5/1/2016	2,360,717
5,000,000	Ford Credit Floor Plan Master Owner Trust(b)	5.549	8/15/2006	4,999,895
1,850,000	Ford Motor Credit Company	6.625	6/16/2008	1,782,120
1,110,000	Gap, Inc.(d)	9.550	12/15/2008	1,196,271
7,985,000	General Motors Acceptance Corporation	6.875	9/15/2011	7,731,820
2,090,000	General Motors Acceptance Corporation	8.000	11/1/2031	2,049,669
625,000	General Motors Corporation	8.250	7/15/2023	515,625
1,500,000	Harrah’s Operating Company, Inc.	5.750	10/1/2017	1,379,134
2,200,000	Home Depot, Inc.(c)	5.400	3/1/2016	2,139,089
2,000,000	Marriott International, Inc.(c)	7.000	1/15/2008	2,035,630
2,800,000	May Department Stores Company(d)	4.800	7/15/2009	2,740,007
1,700,000	May Department Stores Company	5.750	7/15/2014	1,669,492
1,600,000	MGM MIRAGE(d)	6.750	4/1/2013	1,536,000
2,650,000	Nissan Motor Acceptance Corporation(c)	5.625	3/14/2011	2,628,511
2,000,000	Royal Caribbean Cruises, Ltd.	7.250	6/15/2016	1,980,508
3,000,000	SLM Private Credit Student Loan Trust(b)	5.281	9/15/2006	2,998,029
2,000,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	5/1/2012	2,110,000
1,400,000	Viacom, Inc.	5.750	4/30/2011	1,373,911
800,000	Yum! Brands, Inc.	6.250	4/15/2016	801,633

	Total Consumer Cyclical			45,279,287

Consumer Non-Cyclical (2.9%)
3,600,000	Abbott Laboratories	5.600	5/15/2011	3,611,603
800,000	AmerisourceBergen Corporation	5.625	9/15/2012	764,561
800,000	AmerisourceBergen Corporation	5.875	9/15/2015	756,014
1,670,000	Fortune Brands, Inc.	5.875	1/15/2036	1,491,866
1,300,000	HCA, Inc.(c)	7.690	6/15/2025	1,026,120
1,000,000	Hospira, Inc.	4.950	6/15/2009	981,901
2,075,000	Quest Diagnostic, Inc.(c)	5.450	11/1/2015	1,989,031
3,200,000	SABMiller plc(d)	6.200	7/1/2011	3,253,872
4,025,000	Wyeth(c,d)	6.950	3/15/2011	4,234,698

	Total Consumer Non-Cyclical			18,109,666

Energy (4.5%)
1,325,000	Boardwalk Pipelines, LLC(c)	5.500	2/1/2017	1,258,134
2,000,000	Chesapeake Energy Corporation	7.625	7/15/2013	2,032,500
1,100,000	Consolidated Natural Gas Company	5.000	12/1/2014	1,019,164
1,800,000	Denbury Resources, Inc.	7.500	12/15/2015	1,804,500
3,100,000	Enterprise Products Operating, LP(c)	5.600	10/15/2014	2,975,752
1,150,000	Enterprise Products Operating, LP	8.375	8/1/2016	1,176,191
1,200,000	Kinder Morgan Energy Partners, LP	5.125	11/15/2014	1,115,821
1,800,000	Magellan Midstream Partners, LP	6.450	6/1/2014	1,837,602
1,500,000	Premcor Refining Group, Inc.	6.125	5/1/2011	1,513,008
1,850,000	Premcor Refining Group, Inc.(c)	6.750	5/1/2014	1,891,377
3,375,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II	5.298	9/30/2020	3,186,169

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

136

Income Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (107.8%)	Rate	Date	Value

Energy — continued
$1,100,000	Southern California Gas Company	5.750%	11/15/2035	$1,050,514
1,150,000	Southern Natural Gas Company	8.875	3/15/2010	1,215,265
2,000,000	Transcontinental Gas Pipe Corporation	8.875	7/15/2012	2,217,500
600,000	Transcontinental Gas Pipe Corporation	6.400	4/15/2016	577,500
1,500,000	XTO Energy, Inc.	5.000	1/31/2015	1,392,828
2,350,000	XTO Energy, Inc.	5.300	6/30/2015	2,223,657

	Total Energy			28,487,482

Financials (18.7%)
1,600,000	Ace INA Holdings, Inc.(c)	6.700	5/15/2036	1,571,488
2,215,000	Aetna, Inc.(d)	6.000	6/15/2016	2,214,958
1,400,000	American International Group, Inc.(d)	6.250	5/1/2036	1,392,761
2,115,000	Ameriprise Financial, Inc.(d)	7.518	6/1/2016	2,175,123
1,900,000	Archstone-Smith Operating Trust(d)	5.625	8/15/2014	1,867,164
1,590,000	BAC Capital Trust XI	6.625	5/23/2036	1,620,062
1,500,000	Barnett Capital I(c)	8.060	12/1/2026	1,569,240
2,100,000	BNP Paribas SA(c)	5.186	6/29/2015	1,941,053
1,950,000	Capital One Capital III	7.686	8/15/2036	1,949,883
1,500,000	Capital One Financial Corporation(f)	6.250	11/15/2013	1,520,919
2,725,000	CIT Group, Inc.	7.750	4/2/2012	2,982,701
1,000,000	Corestates Capital Trust I	8.000	12/15/2026	1,044,430
2,800,000	Coventry Health Care, Inc.(c)	5.875	1/15/2012	2,731,509
4,000,000	Credit Suisse USA, Inc.(d)	5.250	3/2/2011	3,946,884
1,600,000	EOP Operating, LP	4.650	10/1/2010	1,529,934
1,200,000	EOP Operating, LP(f)	7.875	7/15/2031	1,336,741
1,500,000	ERP Operating, LP(d)	5.125	3/15/2016	1,404,807
3,200,000	General Electric Capital Corporation(c)	4.375	3/3/2012	3,020,048
3,500,000	Goldman Sachs Group, Inc.(d)	5.125	1/15/2015	3,313,880
6,000,000	Greenwich Capital Commercial Funding Corporation	6.110	6/10/2016	6,120,708
4,500,000	HSBC Capital Funding, LP/Jersey Channel Islands(d)	9.547	6/30/2010	5,072,170
1,345,000	HSBC Holdings plc	6.500	5/2/2036	1,364,420
495,000	International Lease Finance Corporation(f)	4.875	9/1/2010	483,166
1,600,000	International Lease Finance Corporation	5.750	6/15/2011	1,600,747
2,940,000	J.P. Morgan Chase Bank, NA	5.875	6/13/2016	2,934,596
1,500,000	Lehman Brothers Holdings, Inc.(d)	5.500	4/4/2016	1,449,998
755,000	Lincoln National Corporation	7.000	5/17/2016	766,690
2,000,000	Marsh & McLennan Companies, Inc.	5.750	9/15/2015	1,915,078
1,500,000	Merrill Lynch & Company, Inc.	6.050	5/16/2016	1,503,354
2,475,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	2,420,825
2,080,000	Montpelier Re Holdings, Ltd.(c)	6.125	8/15/2013	1,953,438
2,000,000	Monumental Global Funding II	4.625	3/15/2010	1,940,804
1,600,000	Morgan Stanley(c)	3.875	1/15/2009	1,544,230
2,050,000	ProLogis	5.500	4/1/2012	2,009,168
1,400,000	ProLogis	5.625	11/15/2015	1,347,052
2,000,000	Protective Life Secured Trust	4.850	8/16/2010	1,962,752
1,500,000	Prudential Financial, Inc.	4.750	6/13/2015	1,380,870

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

137

Income Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (107.8%)	Rate	Date	Value

Financials — continued
$725,000	Prudential Financial, Inc.	5.900%	3/17/2036	$678,886
2,250,000	RBS Capital Trust I	5.512	9/30/2014	2,129,938
3,120,000	Residential Capital Corporation(b)	6.607	10/17/2006	3,128,798
2,200,000	Residential Capital Corporation(b)	7.337	10/17/2006	2,197,551
3,000,000	Residential Capital Corporation	6.375	6/30/2010	2,989,896
1,300,000	Residential Capital Corporation	6.000	2/22/2011	1,275,674
1,300,000	Residential Capital Corporation	6.500	4/17/2013	1,293,279
2,000,000	Resona Bank, Ltd.	5.850	4/15/2016	1,902,140
2,250,000	Simon Property Group, LP(d)	4.600	6/15/2010	2,171,830
1,400,000	Simon Property Group, LP	5.375	6/1/2011	1,379,976
1,485,000	Simon Property Group, LP	5.750	12/1/2015	1,454,461
850,000	St. Paul Companies, Inc.	6.250	6/20/2016	856,012
2,600,000	Swiss RE Capital I, LP	6.854	5/25/2016	2,604,482
2,000,000	Travelers Property Casualty Corporation	5.000	3/15/2013	1,891,498
2,420,000	Wachovia Bank NA(c)	4.875	2/1/2015	2,265,340
2,225,000	Wachovia Capital Trust III	5.800	3/15/2011	2,188,951
1,450,000	Washington Mutual Bank	5.950	5/20/2013	1,449,353
1,800,000	Washington Mutual Bank FA(f)	5.125	1/15/2015	1,684,260
4,500,000	Wells Fargo Capital	7.730	12/1/2026	4,697,572
2,200,000	Willis Group North America, Inc.	5.625	7/15/2015	2,058,076

	Total Financials			117,201,624

Foreign (0.7%)
250,000	Pemex Finance, Ltd.	8.450	2/15/2007	252,583
3,800,000	Pemex Finance, Ltd.(c)	9.030	2/15/2011	4,042,364

	Total Foreign			4,294,947

Mortgage-Backed Securities (18.3%)
26,000,000	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through(g)	6.000	8/1/2021	26,219,388
60,000,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through(g)	5.500	8/1/2036	58,256,285
30,000,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through(g)	6.500	8/1/2036	30,346,860

	Total Mortgage-Backed Securities			114,822,533

Transportation (3.0%)
1,000,000	FedEx Corporation	3.500	4/1/2009	950,753
5,101,430	FedEx Corporation	6.720	1/15/2022	5,360,225
1,750,000	Hertz Corporation(d)	8.875	1/1/2014	1,824,375
5,800,000	Northwest Airlines, Inc.(c,h)	6.841	4/1/2011	5,771,000
4,000,000	Southwest Airlines Company(d)	5.496	11/1/2006	4,000,224
1,200,000	Union Pacific Corporation	3.875	2/15/2009	1,156,124

	Total Transportation			19,062,701

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

138

Income Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (107.8%)	Rate	Date	Value

U.S. Government (9.6%)
$3,250,000	Federal Home Loan Bank	5.625%	6/13/2016	$3,247,049
1,500,000	Federal Home Loan Mortgage Corporation	5.400	2/28/2011	1,492,474
7,500,000	Federal National Mortgage Association	5.300	2/22/2011	7,411,995
3,025,000	U.S. Treasury Bonds(c,f)	7.625	2/15/2025	3,898,941
12,910,000	U.S. Treasury Bonds(f)	6.125	8/15/2029	14,587,293
380,000	U.S. Treasury Bonds(f)	5.375	2/15/2031	392,914
2,000,000	U.S. Treasury Bonds(f)	4.500	2/15/2036	1,825,468
1,420,000	U.S. Treasury Notes(f)	4.250	8/15/2013	1,362,589
11,690,000	U.S. Treasury Notes(f)	4.500	11/15/2015	11,275,367
17,000,000	U.S. Treasury Principal Strips(c,f)	Zero Coupon	11/15/2022	7,308,793
10,250,000	U.S. Treasury Strips(f)	Zero Coupon	2/15/2013	7,449,762

	Total U.S. Government			60,252,645

Utilities (6.4%)
1,250,000	Carolina Power & Light, Inc.(c)	5.150	4/1/2015	1,189,551
2,000,000	CenterPoint Energy, Inc.(d)	7.250	9/1/2010	2,095,948
2,000,000	CenterPoint Energy, Inc.(d)	6.850	6/1/2015	2,069,414
1,640,000	Cincinnati Gas & Electric Company	5.700	9/15/2012	1,620,018
2,635,000	Cleveland Electric Illuminating Company(d)	7.430	11/1/2009	2,769,237
2,000,000	CMS Energy Corporation(f)	6.875	12/15/2015	1,920,000
1,000,000	Exelon Corporation(d)	6.750	5/1/2011	1,038,501
2,000,000	Exelon Corporation(c)	4.900	6/15/2015	1,842,638
925,000	FirstEnergy Corporation	7.375	11/15/2031	1,012,449
1,200,000	Florida Power & Light Company(c)	6.200	6/1/2036	1,217,928
1,000,000	MidAmerican Energy Holdings Company(d)	7.630	10/15/2007	1,022,339
1,475,000	MidAmerican Energy Holdings Company	3.500	5/15/2008	1,423,828
1,515,000	National Grid plc	6.300	8/1/2016	1,525,144
4,100,000	NiSource Finance Corporation(d)	7.875	11/15/2010	4,397,676
1,500,000	NRG Energy, Inc.	7.250	2/1/2014	1,468,125
1,000,000	NRG Energy, Inc.	7.375	2/1/2016	977,500
2,000,000	Power Contract Financing, LLC(d)	6.256	2/1/2010	2,007,260
2,346,021	Power Receivables Finance, LLC	6.290	1/1/2012	2,348,602
580,000	Progress Energy, Inc.	7.750	3/1/2031	665,978
3,200,000	PSEG Power, LLC	5.000	4/1/2014	2,988,890
1,360,000	PSI Energy, Inc.	5.000	9/15/2013	1,284,399
900,000	TECO Energy, Inc.	7.200	5/1/2011	919,125
1,585,000	Virginia Electric & Power Company	6.000	1/15/2036	1,491,403
1,000,000	Westar Energy, Inc.	5.150	1/1/2017	926,136

	Total Utilities			40,222,089

	Total Long-Term Fixed Income (cost $684,124,305)			675,940,145

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

139

Income Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (8.3%)	Rate(i)	Date	Value

52,410,860	Thrivent Financial Securities Lending Trust	5.330%	N/A	$52,410,860

	Total Collateral Held for Securities Loaned
	(cost $52,410,860)			52,410,860

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (9.8%)	Rate(i)	Date	Value

$4,000,000	Air Products and Chemicals, Inc.	5.260	8/3/2006	$3,998,831
6,000,000	Dexia Delaware, LLC	5.280	8/7/2006	5,994,720
10,520,000	DnB NORBank ASA	5.300	8/1/2006	10,520,000
3,150,000	Medtronic, Inc.	5.260	8/7/2006	3,147,238
5,000,000	Morgan Stanley	5.290	8/11/2006	4,992,653
4,200,000	Novartis Finance Corporation	5.230	8/4/2006	4,198,170
3,000,000	Three Pillars, Inc.	5.280	8/7/2006	2,997,360
20,662,293	Thrivent Money Market Fund(c)	5.020	N/A	20,662,293
5,000,000	Yorktown Capital, LLC	5.260	8/7/2006	4,995,617

	Total Short-Term Investments (at amortized cost)			61,506,882

	Total Investments (cost $798,042,047) 125.9%			$789,857,887

	Other Assets and Liabilities, Net (25.9%)			(162,592,363)

	Total Net Assets 100.0%			$627,265,524

(a) The categories of investments are shown as a percentage of total net assets.

(b) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(c) At July 31, 2006, $1,440,086 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, all or a portion of the denoted securities, valued at $91,347,230, were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain/(Loss)

S&P 500 Futures	50	September 2006	Long	$3,204,500	$3,135,125	$69,375
U.S. Treasury Bond Futures 5 yr.	30	September 2006	Short	(3,126,562)	(3,108,206)	(18,356)
U.S. Treasury Bond Futures 10 yr.	260	September 2006	Short	(27,568,125)	(27,289,064)	(279,061)
U.S. Treasury Bond Futures 20 yr.	220	September 2006	Long	23,821,875	23,434,527	387,348

(d) Designated as cover for long settling trades as discussed in the Notes to Financial Statements.

(e) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(f) All or a portion of the security is on loan as discussed in item 2(L) of the Notes to Financial Statements.

(g) Denotes investments purchased on a when-issued basis.

(h)In bankruptcy.

(i) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(j) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$3,316,473
Gross unrealized depreciation	(11,500,633)

Net unrealized appreciation (depreciation)	$(8,184,160)
Cost for federal income tax purposes	$798,042,047

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

140

Core Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (121.8%)	Rate	Date	Value

Asset-Backed Securities (29.0%)
$5,000,000	Americredit Automobile Receivables Trust(b,c)	5.414%	8/6/2006	$5,001,790
3,000,000	Associates Manufactured Housing Contract
	Pass-Through Certificates(b)	7.900	3/15/2027	3,067,869
5,000,000	Bear Stearns Asset-Backed Securities, Inc.(b,c)	5.625	8/25/2006	5,004,320
4,000,000	Bear Stearns Mortgage Funding Trust(c)	5.540	8/25/2006	4,000,000
3,000,000	CIT Equipment Collateral(b)	4.420	5/20/2009	2,967,750
1,815,794	Countrywide Asset-Backed Certificates(b)	3.903	1/25/2031	1,799,238
445,957	Countrywide Asset-Backed Certificates(d)	4.905	8/25/2032	444,232
3,500,000	Countrywide Asset-Backed Certificates(d)	5.549	4/25/2036	3,482,010
415,511	Credit Based Asset Servicing and Securitization(b)	3.887	10/25/2034	412,320
4,000,000	Credit Based Asset Servicing and Securitization, LLC(c)	5.495	8/25/2006	3,999,932
2,500,000	Credit Based Asset Servicing and Securitization, LLC(d)	5.501	12/25/2036	2,487,308
5,000,000	DaimlerChrysler Master Owner Trust(b,c,d)	5.419	8/15/2006	5,000,755
1,260,503	Encore Credit Receivables Trust(b,c)	5.505	8/25/2006	1,260,649
2,429,826	FBR Securitization Trust, LLC(b,c,d)	5.505	8/25/2006	2,429,977
2,500,000	First Franklin Mortgage Loan Asset-Backed Certificates(c)	5.475	8/25/2006	2,499,958
2,542,328	First Franklin Mortgage Loan Asset-Backed Certificates(b,c)	5.485	8/25/2006	2,542,745
3,660,718	First Horizon ABS Trust(c)	5.545	8/25/2006	3,660,718
4,748,528	Fremont Home Loan Trust(b,c)	5.545	8/25/2006	4,749,649
5,000,000	GE Dealer Floorplan Master Note Trust(b,c)	5.418	8/20/2006	5,001,470
5,000,000	GMAC Mortgage Corporation Loan Trust(c,d)	5.475	8/25/2006	4,999,915
1,613,450	Green Tree Financial Corporation(d)	7.650	10/15/2027	1,662,262
5,000,000	Harley Davidson Motorcycle Trust(b)	3.200	5/15/2012	4,878,340
163,126	Long Beach Mortgage Loan Trust(b,c)	5.495	8/25/2006	163,130
3,688,720	Master Asset-Backed Securities Trust(c)	5.465	8/25/2006	3,689,649
4,950,719	National Collegiate Student Loan Trust(b,c)	5.445	8/25/2006	4,953,343
4,593,315	Option One Mortgage Loan Trust(b,c)	5.545	8/25/2006	4,596,034
1,125,000	PG&E Energy Recovery Funding, LLC(d)	3.870	6/25/2011	1,100,391
2,420,273	Popular ABS Mortgage Pass-Through Trust(c,d)	5.495	8/25/2006	2,420,128
3,483,829	Popular ABS Mortgage Pass-Through Trust(c,d)	5.515	8/25/2006	3,484,589
2,000,000	Popular ABS Mortgage Pass-Through Trust(b)	4.000	12/25/2034	1,964,896
5,000,000	Renaissance Home Equity Loan Trust	5.608	5/25/2036	4,978,480
2,233,839	Residential Asset Securities Corporation(c,d)	5.495	8/25/2006	2,234,178
174,995	Residential Asset Securities Corporation	3.250	5/25/2029	174,079
1,728,640	Residential Asset Securities Corporation(d)	4.160	7/25/2030	1,703,886
2,556,694	SLM Student Loan Trust(b,c)	5.495	10/25/2006	2,557,279
2,296,764	Specialty Underwriting and Residential Finance Trust(b,c)	5.505	8/25/2006	2,297,063
445,409	Structured Asset Investment Loan Trust(b,c)	5.465	8/25/2006	445,422
5,000,000	Textron Financial Floorplan Master Note Trust(b,c)	5.477	8/13/2006	5,010,190
1,688,403	Wachovia Mortgage Loan Trust, LLC(c,d)	5.495	8/25/2006	1,688,596
3,883,131	Zuni Mortgage Loan Trust(c)	5.530	8/25/2006	3,883,131

	Total Asset-Backed Securities			118,697,671

Basic Materials (0.5%)
2,000,000	Precision Castparts Corporation(b)	5.600	12/15/2013	1,952,032

	Total Basic Materials			1,952,032

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

141

Core Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (121.8%)	Rate	Date	Value

Capital Goods (1.7%)
$2,000,000	Boeing Capital Corporation(e)	6.500%	2/15/2012	$2,084,498
890,000	Goodrich Corporation	6.290	7/1/2016	896,423
935,000	Lockheed Martin Corporation(b)	8.500	12/1/2029	1,195,485
2,750,000	Oakmont Asset Trust(b)	4.514	12/22/2008	2,663,534

	Total Capital Goods			6,839,940

Commercial Mortgage-Backed Securities (18.8%)
4,000,000	Banc of America Commercial Mortgage, Inc.(b)	5.001	9/10/2010	3,921,372
5,000,000	Banc of America Commercial Mortgage, Inc.(b,d)	6.085	6/11/2035	5,084,965
2,750,000	Banc of America Commercial Mortgage, Inc.	4.037	11/10/2039	2,624,105
3,000,000	Banc of America Commercial Mortgage, Inc.(b)	5.118	7/11/2043	2,940,900
4,605,150	Banc of America Mortgage Securities, Inc.(b)	4.820	9/25/2035	4,502,962
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc.(b)	3.869	2/11/2041	2,874,057
1,809,907	Commercial Mortgage Pass-Through Certificates(b,c)	5.469	8/15/2006	1,810,180
4,100,000	First Union National Bank Commercial Mortgage Trust(b)	7.390	12/15/2031	4,311,572
3,358,535	HomeBanc Mortgage Trust(b,d)	6.106	4/25/2037	3,376,033
4,753,509	JP Morgan Alternative Loan Trust(b,d)	5.804	3/25/2036	4,751,294
5,500,000	LB-UBS Commercial Mortgage Trust(b)	4.187	8/15/2029	5,320,112
4,175,144	Merrill Lynch Mortgage Investors, Inc.(d)	4.883	6/25/2035	4,099,148
3,250,000	Merrill Lynch Mortgage Trust(b)	5.264	1/12/2044	3,155,207
4,990,512	National Collegiate Student Loan Trust(c)	5.455	8/25/2006	4,992,459
3,983,621	Thornburg Mortgage Securities Trust(c)	5.490	8/25/2006	3,983,621
3,875,847	Wachovia Bank Commercial Mortgage Trust(c,d)	5.569	8/15/2006	3,876,909
3,000,000	Wachovia Bank Commercial Mortgage Trust	4.390	2/15/2036	2,840,001
4,500,000	Wachovia Bank Commercial Mortgage Trust	4.516	5/15/2044	4,335,705
4,366,641	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	4,184,722
4,192,028	Washington Mutual Mortgage Pass-Through Certificates	4.839	9/25/2035	4,123,555

	Total Commercial Mortgage-Backed Securities			77,108,879

Communications Services (3.7%)
1,750,000	AT&T Broadband Corporation(b,d)	8.375	3/15/2013	1,959,977
505,000	AT&T Corporation(b)	8.000	11/15/2031	589,212
2,000,000	British Telecom plc(b)	8.375	12/15/2010	2,214,170
475,000	Comcast Corporation(b)	5.900	3/15/2016	462,779
600,000	Comcast Corporation	6.500	1/15/2017	608,188
1,325,000	Cox Communications, Inc.	5.450	12/15/2014	1,235,372
520,000	New Cingular Wireless Services, Inc.(b)	8.750	3/1/2031	643,885
800,000	News America, Inc.(b)	6.400	12/15/2035	752,116
2,835,000	Nextel Communications, Inc.(b,d)	7.375	8/1/2015	2,904,367
1,300,000	Nextel Partners, Inc.(d)	8.125	7/1/2011	1,360,125
1,500,000	Telecom Italia Capital SA(b)	5.250	10/1/2015	1,378,846
990,000	Verizon Communications, Inc.(d)	5.550	2/15/2016	942,875

	Total Communications Services			15,051,912

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

142

Core Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (121.8%)	Rate	Date	Value

Consumer Cyclical (2.6%)
$1,500,000	Caesars Entertainment, Inc.(d)	8.500%	11/15/2006	$1,510,628
1,250,000	Ford Motor Credit Company(b)	6.625	6/16/2008	1,204,135
4,205,000	General Motors Acceptance Corporation	6.875	9/15/2011	4,071,672
770,000	General Motors Acceptance Corporation(e)	8.000	11/1/2031	755,141
1,040,000	Home Depot, Inc.(b,d)	5.400	3/1/2016	1,011,206
1,950,000	Nissan Motor Acceptance Corporation(d)	5.625	3/14/2011	1,934,187

	Total Consumer Cyclical			10,486,969

Consumer Non-Cyclical (1.6%)
2,200,000	Abbott Laboratories(b,d)	5.600	5/15/2011	2,207,091
810,000	Fortune Brands, Inc.(b)	5.875	1/15/2036	723,600
2,000,000	SABMiller plc(b,d)	6.200	7/1/2011	2,033,670
1,325,000	Wyeth(d)	6.950	3/15/2011	1,394,031

	Total Consumer Non-Cyclical			6,358,392

Energy (0.5%)
815,000	Boardwalk Pipelines, LLC(b)	5.500	2/1/2017	773,871
1,500,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II(d)	5.298	9/30/2020	1,416,075

	Total Energy			2,189,946

Financials (10.1%)
850,000	Aetna, Inc.(b)	6.000	6/15/2016	849,984
600,000	American International Group, Inc.(b)	6.250	5/1/2036	596,897
995,000	Ameriprise Financial, Inc.(b)	7.518	6/1/2016	1,023,285
1,825,000	Archstone-Smith Trust(d)	5.250	12/1/2010	1,793,935
550,000	BAC Capital Trust XI(b)	6.625	5/23/2036	560,399
1,250,000	Barnett Capital I(b)	8.060	12/1/2026	1,307,700
1,400,000	CIT Group, Inc.(b,d)	7.750	4/2/2012	1,532,397
1,250,000	Corestates Capital Trust I(b)	8.000	12/15/2026	1,305,538
2,225,000	General Electric Capital Corporation(d)	4.375	3/3/2012	2,099,877
1,500,000	Goldman Sachs Group, Inc.(b)	5.125	1/15/2015	1,420,234
950,000	HSBC Holdings plc(b)	6.500	5/2/2036	963,717
175,000	International Lease Finance Corporation(d)	4.875	9/1/2010	170,816
590,000	International Lease Finance Corporation	5.750	6/15/2011	590,276
1,500,000	J.P. Morgan Chase Bank NA	5.875	6/13/2016	1,497,243
1,200,000	Lehman Brothers Holdings, Inc.(b)	5.500	4/4/2016	1,159,998
355,000	Lincoln National Corporation(d)	7.000	5/17/2016	360,496
600,000	Merrill Lynch & Company, Inc.(b)	6.050	5/16/2016	601,342
800,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	782,489
1,350,000	Montpelier Re Holdings, Ltd.(b)	6.125	8/15/2013	1,267,857
1,500,000	Monumental Global Funding II(b)	4.625	3/15/2010	1,455,603
2,000,000	ProLogis(b)	5.500	4/1/2012	1,960,164
1,000,000	Prudential Financial, Inc.(d)	5.500	3/15/2016	968,235
2,200,000	RBS Capital Trust I	5.512	9/30/2014	2,082,606
2,040,000	Residential Capital Corporation(b,c)	6.607	10/17/2006	2,045,753
2,500,000	Residential Capital Corporation(b)	6.375	6/30/2010	2,491,580

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

143

Core Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (121.8%)	Rate	Date	Value

Financials — continued
$850,000	Residential Capital Corporation(d)	6.000%	2/22/2011	$834,095
850,000	Residential Capital Corporation(b)	6.500	4/17/2013	845,606
1,300,000	Sanwa Bank, Ltd.(b)	7.400	6/15/2011	1,389,879
1,750,000	Simon Property Group, LP(b,d)	4.600	6/15/2010	1,689,202
1,240,000	Simon Property Group, LP(b)	5.375	6/1/2011	1,222,264
850,000	Swiss RE Capital I LP(d)	6.854	5/25/2016	851,465
770,000	Wachovia Bank NA(d)	4.875	2/1/2015	720,790
1,895,000	Wachovia Capital Trust III(d)	5.800	3/15/2011	1,864,297
1,250,000	Washington Mutual Bank FA(e)	5.125	1/15/2015	1,169,625

	Total Financials			41,475,644

Mortgage-Backed Securities (33.8%)
33,000,000	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through(f)	6.000	8/1/2021	33,278,454
70,500,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through(f)	5.500	8/1/2036	68,451,124
36,000,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through(f)	6.500	8/1/2036	36,416,232

	Total Mortgage-Backed Securities			138,145,810

Technology (0.6%)
2,500,000	Deluxe Corporation(b)	3.500	10/1/2007	2,403,388

	Total Technology			2,403,388

Transportation (0.6%)
1,227,829	FedEx Corporation(b)	6.720	1/15/2022	1,290,116
990,000	Northwest Airlines, Inc.(d)	6.841	4/1/2011	985,050

	Total Transportation			2,275,166

U.S. Government (16.7%)
2,000,000	Federal Home Loan Bank	5.625	6/13/2016	1,998,184
2,500,000	Federal Home Loan Mortgage Corporation	5.400	2/28/2011	2,487,458
2,500,000	Federal National Mortgage Association	5.300	2/22/2011	2,470,665
5,000,000	Federal National Mortgage Association(b)	5.500	3/15/2011	5,045,040
3,600,000	U.S. Treasury Bonds(e)	7.625	2/15/2025	4,640,062
340,000	U.S. Treasury Bonds(e)	6.125	8/15/2029	384,173
1,005,000	U.S. Treasury Bonds(e)	5.375	2/15/2031	1,039,154
3,750,000	U.S. Treasury Notes(e)	4.625	3/31/2008	3,726,416
50,000	U.S. Treasury Notes(e)	4.250	10/15/2010	48,758
1,600,000	U.S. Treasury Notes(e)	4.375	12/15/2010	1,566,688
3,500,000	U.S. Treasury Notes(e)	4.250	1/15/2011	3,407,306
13,355,000	U.S. Treasury Notes(e)	4.875	4/30/2011	13,328,918
3,125,000	U.S. Treasury Notes(e)	4.375	8/15/2012	3,037,962

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

144

Core Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (121.8%)	Rate	Date	Value

U.S. Government — continued
$1,100,000	U.S. Treasury Notes(e)	4.250%	8/15/2013	$1,055,527
10,780,000	U.S. Treasury Notes(e)	4.000	2/15/2015	10,063,302
10,685,000	U.S. Treasury Notes(d,e)	4.125	5/15/2015	10,051,412
2,940,000	U.S. Treasury Notes(e)	4.500	11/15/2015	2,835,721
1,025,000	U.S. Treasury Notes(e)	5.125	5/15/2016	1,035,651

	Total U.S. Government			68,222,397

Utilities (1.6%)
950,000	Cincinnati Gas & Electric Company	5.700	9/15/2012	938,425
1,500,000	Exelon Corporation(b)	6.750	5/1/2011	1,557,752
550,000	National Grid plc(d)	6.300	8/1/2016	553,683
1,173,011	Power Receivables Finance, LLC	6.290	1/1/2012	1,174,301
565,000	Progress Energy, Inc.	7.750	3/1/2031	648,754
800,000	PSI Energy, Inc.(b)	5.000	9/15/2013	755,529
1,060,000	Virginia Electric & Power Company(b)	6.000	1/15/2036	997,405

	Total Utilities			6,625,849

	Total Long-Term Fixed Income (cost $500,671,757)			497,833,995

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (14.5%)	Rate(g)	Date	Value

59,130,050	Thrivent Financial Securities Lending Trust	5.330%	N/A	$59,130,050

	Total Collateral Held for Securities Loaned
	(cost $59,130,050)			59,130,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

145

Core Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (11.3%)	Rate(g)	Date	Value

$4,000,000	Air Products and Chemicals, Inc.	5.260%	8/3/2006	$3,998,831
4,000,000	Dexia Delaware, LLC(b)	5.280	8/7/2006	3,996,480
5,770,000	Falcon Asset Securitization Corporation	5.320	8/1/2006	5,770,000
4,000,000	Morgan Stanley	5.290	8/11/2006	3,994,122
3,000,000	Novartis Finance Corporation	5.230	8/4/2006	2,998,692
1,000,000	Ryland Group, Inc.(d)	8.000	8/15/2006	1,001,433
18,298,491	Thrivent Money Market Fund(d)	5.020	N/A	18,298,491
3,000,000	Thunder Bay Funding, Inc.	5.270	8/7/2006	2,997,365
3,000,000	Yorktown Capital, LLC	5.250	8/1/2006	3,000,000

	Total Short-Term Investments (at amortized cost)			46,055,414

	Total Investments (cost $607,575,917) 147.4%			$603,019,459

	Other Assets and Liabilities, Net (47.4%)			(194,020,731)

	Total Net Assets 100.0%			$408,998,728

(a) The categories of investments are shown as a percentage of total net assets.

(b) Designated as cover for long settling trades.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) At July 31, 2006, $20,179,897 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, all or a portion of the denoted securities, valued at $65,066,294, were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain/(Loss)

S&P 500 Mini-Futures	34	September 2006	Long	$2,179,060	$2,131,885	$47,175
U.S. Treasury Bond Futures 5 yr.	270	September 2006	Short	(28,139,063)	(27,973,858)	(165,205)
U.S. Treasury Bond Futures 20 yr.	320	September 2006	Long	34,650,000	34,042,902	607,098

(e) All or a portion of the security is on loan.

(f) Denotes investments purchased on a when-issued basis.

(g) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(h)Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$2,253,227
Gross unrealized depreciation	(6,809,685)

Net unrealized appreciation (depreciation)	$(4,556,458)
Cost for federal income tax purposes	$607,575,917

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

146

Limited Maturity Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.9%)	Rate	Date	Value

Asset-Backed Securities (25.3%)
$1,500,000	Americredit Automobile Receivables Trust(b)	5.414%	8/6/2006	$1,500,537
1,000,000	Americredit Automobile Receivables Trust	3.430	7/6/2011	968,034
759,028	Banc of America Securities Auto Trust	3.890	6/18/2008	756,368
1,000,000	Capital Auto Receivables Asset Trust	3.350	2/15/2008	992,377
1,500,000	Caterpillar Financial Asset Trust	3.900	2/25/2009	1,481,476
2,500,000	Chase Funding Issuance Trust(b)	5.359	8/15/2006	2,499,800
2,000,000	Chase Manhattan Auto Owner Trust	4.840	7/15/2009	1,987,606
1,500,000	CIT Equipment Collateral	4.420	5/20/2009	1,483,875
221,936	Countrywide Asset-Backed Certificates(c)	3.683	8/25/2024	221,936
907,897	Countrywide Asset-Backed Certificates	3.903	1/25/2031	899,619
2,000,000	Countrywide Asset-Backed Certificates	5.549	4/25/2036	1,989,720
2,500,000	Countrywide Home Loans, Inc.	5.924	9/20/2036	2,503,125
2,000,000	Countrywide Home Loans, Inc. Mortgage Pass-Through	6.085	6/25/2021	2,013,156
1,259,243	CPS Auto Trust	4.520	3/15/2010	1,249,720
359,128	Credit Based Asset Servicing and Securitization, LLC(c)	3.887	10/25/2034	356,370
2,000,000	Credit-Based Asset Servicing and Securitization, LLC	5.501	12/25/2036	1,989,846
3,000,000	DaimlerChrysler Auto Trust	5.330	8/8/2010	2,999,673
1,500,000	DaimlerChrysler Master Owner Trust(b)	5.419	8/15/2006	1,500,226
252,101	Encore Credit Receivables Trust(b)	5.505	8/25/2006	252,130
695,766	First Franklin Mortgage Loan Asset-Backed Certificates	5.500	3/25/2036	690,522
949,706	Fremont Home Loan Trust(b)	5.545	8/25/2006	949,930
2,000,000	GE Commercial Loan Trust	5.600	4/19/2015	2,000,000
1,500,000	GE Dealer Floorplan Master Note Trust(b)	5.418	8/20/2006	1,500,441
1,500,000	GE Equipment Small Ticket, LLC	4.380	7/22/2009	1,481,876
1,500,000	GMAC Mortgage Corporation Loan Trust(b,c)	5.475	8/25/2006	1,499,974
952,271	Goldman Sachs Asset Mgmt Prod.	5.500	4/25/2036	950,840
1,000,000	Harley Davidson Motorcycle Trust	3.200	5/15/2012	975,668
838,246	Honda Auto Receivables Owner Trust(c)	2.910	10/20/2008	825,970
860,452	Honda Auto Receivables Owner Trust	2.790	3/16/2009	846,449
1,000,000	Honda Auto Receivables Owner Trust(c)	2.960	4/20/2009	980,238
1,750,000	Household Automotive Trust	5.400	6/17/2009	1,748,698
837,075	Hyundai Auto Receivables Trust	3.880	6/16/2008	832,568
1,000,000	John Deere Owner Trust	3.980	6/15/2009	986,444
482,969	Long Beach Asset Holdings Corporation	5.780	5/25/2046	481,610
1,376,696	Long Beach Asset Holdings Corporation	5.877	6/25/2046	1,372,824
36,250	Long Beach Mortgage Loan Trust(b)	5.495	8/25/2006	36,251
750,000	MBNA Credit Card Master Note Trust	4.950	6/15/2009	748,870
898,004	Navistar Financial Corporation(c)	4.090	7/15/2008	894,411
1,500,000	Nissan Auto Lease Trust	3.180	6/15/2010	1,476,722
1,000,000	Nissan Auto Receivables Owner Trust	4.740	9/15/2009	990,495
947,373	Nomura Asset Acceptance Corporation(b)	5.525	8/25/2006	947,482
1,250,000	PG&E Energy Recovery Funding, LLC(c)	3.870	6/25/2011	1,222,656
500,000	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	491,224
757,780	Renaissance Home Equity Loan Trust	3.856	1/25/2035	753,079
2,000,000	Renaissance Home Equity Loan Trust	5.608	5/25/2036	1,991,392
174,995	Residential Asset Securities Corporation	3.250	5/25/2029	174,079

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

147

Limited Maturity Bond Fund
Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.9%)	Rate	Date	Value

Asset-Backed Securities — continued
$1,000,000	Residential Asset Securities Corporation	5.010%	4/25/2033	$988,973
767,008	SLM Student Loan Trust(b)	5.495	10/25/2006	767,184
132,230	SLM Student Loan Trust(b)	5.495	10/25/2006	132,248
133,623	Structured Asset Investment Loan Trust(b)	5.465	8/25/2006	133,627
1,500,000	Textron Financial Floorplan Master Note Trust(b)	5.477	8/13/2006	1,503,057
2,000,000	USAA Auto Owner Trust	4.830	4/15/2010	1,985,380
840,442	World Omni Auto Receivables Trust	4.300	3/20/2008	837,948

	Total Asset-Backed Securities			61,844,724

Basic Materials (1.1%)
700,000	Equistar Chemicals, LP	10.125	9/1/2008	736,750
500,000	ICI North America	8.875	11/15/2006	504,158
1,000,000	Lubrizol Corporation	4.625	10/1/2009	968,752
500,000	Monsanto Company	4.000	5/15/2008	486,750

	Total Basic Materials			2,696,410

Capital Goods (1.2%)
1,000,000	John Deere Capital Corporation	4.400	7/15/2009	971,230
1,000,000	Oakmont Asset Trust	4.514	12/22/2008	968,558
500,000	Raytheon Company	6.750	8/15/2007	504,792
500,000	Tyco International Group SA Participation Certificate Trust	4.436	6/15/2007	492,327

	Total Capital Goods			2,936,907

Commercial Mortgage-Backed Securities (14.4%)
600,000	Banc of America Commercial Mortgage, Inc.	5.001	9/10/2010	588,206
750,000	Banc of America Commercial Mortgage, Inc.	4.037	11/10/2039	715,665
91,284	Banc of America Commercial Mortgage, Inc.	3.366	7/11/2043	90,187
1,381,545	Banc of America Mortgage Securities, Inc.	4.820	9/25/2035	1,350,889
1,849,846	Bear Stearns Adjustable Rate Mortgage Trust	4.625	8/25/2010	1,793,720
700,000	Bear Stearns Commercial Mortgage Securities, Inc.	3.869	2/11/2041	670,613
884,749	Citigroup Mortgage Loan Trust, Inc.	4.922	8/25/2035	874,746
2,000,000	Citigroup Mortgage Loan Trust, Inc.	5.536	3/1/2036	1,988,870
542,972	Commercial Mortgage Pass-Through Certificates(b)	5.469	8/15/2006	543,054
2,296,095	Countrywide Home Loans, Inc.	5.408	3/20/2036	2,272,264
1,368,024	General Electric Commercial Mortgage Corporation	4.591	7/10/2045	1,339,497
1,919,163	HomeBanc Mortgage Trust	6.106	4/25/2037	1,929,161
1,004,497	Impac CMB Trust(b)	5.705	8/25/2006	1,005,576
1,101,837	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	2.790	1/12/2039	1,052,925
1,901,404	JP Morgan Alternative Loan Trust	5.804	3/25/2036	1,900,518
250,000	LB-UBS Commercial Mortgage Trust(c)	3.323	3/15/2027	241,946
750,000	LB-UBS Commercial Mortgage Trust	4.187	8/15/2029	725,470
1,338,664	LB-UBS Commercial Mortgage Trust	4.741	9/15/2040	1,320,030
555,293	Lehman Brothers “CALSTRS” Mortgage Trust	3.988	11/20/2012	544,996
1,670,058	Merrill Lynch Mortgage Investors, Inc.	4.883	6/25/2035	1,639,659
1,768,629	Residential Accredit Loans, Inc.	5.629	9/25/2035	1,760,582

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

148

Limited Maturity Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.9%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$1,922,515	Wachovia Bank Commercial Mortgage Loan Trust	5.617%	5/20/2036	$1,915,305
1,291,949	Wachovia Bank Commercial Mortgage Trust(b)	5.569	8/15/2006	1,292,303
1,746,656	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	1,673,889
2,022,508	Washington Mutual Mortgage Pass-Through Certificates(b)	5.675	8/25/2006	2,034,713
1,257,608	Washington Mutual Mortgage Pass-Through Certificates	4.839	9/25/2035	1,237,067
2,000,000	Wells Fargo Mortgage Backed Securities Trust	3.540	9/25/2034	1,913,680
713,937	Wells Fargo Mortgage Backed Securities Trust	4.950	3/25/2036	701,529

	Total Commercial Mortgage-Backed Securities			35,117,060

Communications Services (4.7%)
444,000	ALLTEL Corporation	4.656	5/17/2007	442,283
600,000	CenturyTel, Inc.(c)	4.628	5/15/2007	595,024
1,400,000	Comcast Cable Communications, Inc.	6.200	11/15/2008	1,419,300
750,000	Cox Communications, Inc.	7.875	8/15/2009	791,756
1,050,000	GTE Corporation	7.510	4/1/2009	1,094,251
1,000,000	Nextel Partners, Inc.	8.125	7/1/2011	1,046,250
500,000	Qwest Corporation	5.625	11/15/2008	491,875
1,000,000	SBC Communications, Inc.	4.125	9/15/2009	958,187
1,000,000	Sprint Capital Corporation	6.125	11/15/2008	1,011,985
1,000,000	Telecom Italia Capital SA	4.000	11/15/2008	963,722
500,000	Telefonos de Mexico SA de CV	4.500	11/19/2008	485,694
1,000,000	Time Warner Entertainment Company, LP	7.250	9/1/2008	1,030,950
1,100,000	Viacom, Inc.(c)	5.625	5/1/2007	1,100,011

	Total Communications Services			11,431,288

Consumer Cyclical (4.7%)
750,000	Carnival Corporation	3.750	11/15/2007	732,734
900,000	D.R. Horton, Inc.(c)	8.000	2/1/2009	935,867
1,000,000	DaimlerChrysler North American Holdings Corporation(b)	5.679	11/1/2006	1,004,791
750,000	Ford Motor Credit Company	6.625	6/16/2008	722,481
500,000	Gap, Inc.	9.550	12/15/2008	538,861
3,600,000	General Motors Acceptance Corporation	4.375	12/10/2007	3,477,647
1,000,000	Harrah’s Operating Company, Inc.	7.125	6/1/2007	1,009,880
900,000	May Department Stores Company	4.800	7/15/2009	880,717
2,000,000	SLM Private Credit Student Loan Trust(b)	5.281	9/15/2006	1,998,686
250,000	Starwood Hotels & Resorts Worldwide, Inc.	7.375	5/1/2007	251,562

	Total Consumer Cyclical			11,553,226

Consumer Non-Cyclical (4.1%)
1,500,000	Abbott Laboratories(c)	5.375	5/15/2009	1,502,598
1,000,000	Baxter International, Inc.(c)	5.196	2/16/2008	994,059
900,000	Beckman Coulter, Inc.(c)	7.450	3/4/2008	922,907
1,500,000	Cadbury Schweppes plc(c)	3.875	10/1/2008	1,446,654
750,000	Harvard University(c)	8.125	4/15/2007	764,332
825,000	Kroger Company	6.375	3/1/2008	832,689
1,200,000	Maytag Corporation	6.875	12/1/2006	1,198,267

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

149

Limited Maturity Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.9%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$1,200,000	Miller Brewing Company	4.250%	8/15/2008	$1,168,391
400,000	Safeway, Inc.	6.500	11/15/2008	406,590
700,000	Wyeth	4.375	3/1/2008	688,177

	Total Consumer Non-Cyclical			9,924,664

Energy (2.3%)
1,100,000	Duke Capital, LLC(c)	4.331	11/16/2006	1,095,170
500,000	Enterprise Products Operating, LP	4.000	10/15/2007	489,390
500,000	Enterprise Products Operating, LP	4.625	10/15/2009	482,306
1,000,000	KeySpan Corporation(c)	4.900	5/16/2008	989,563
750,000	Marathon Oil Corporation	5.375	6/1/2007	748,407
1,000,000	Oneok, Inc.	5.510	2/16/2008	996,964
900,000	Panhandle Eastern Pipe Line Company	2.750	3/15/2007	883,642

	Total Energy			5,685,442

Financials (15.9%)
750,000	Abbey National plc(c,d)	6.700	6/15/2008	762,490
1,000,000	American General Finance Corporation(b,c)	5.618	10/18/2006	1,001,437
300,000	Barnett Capital I	8.060	12/1/2026	313,848
500,000	Capital One Bank	4.875	5/15/2008	494,630
1,000,000	Capital One Financial Corporation	4.738	5/17/2007	992,695
1,000,000	Chubb Corporation(c)	4.934	11/16/2007	992,308
1,000,000	CIT Group, Inc.	4.750	8/15/2008	985,972
300,000	Corestates Capital Trust I	8.000	12/15/2026	313,329
1,100,000	Countrywide Home Loans, Inc.	4.125	9/15/2009	1,053,978
900,000	Credit Suisse First Boston USA, Inc.(b)	5.413	9/11/2006	901,089
1,000,000	Donaldson, Lufkin & Jenrette, Inc.	6.500	4/1/2008	1,016,401
750,000	EOP Operating, LP	6.800	1/15/2009	768,905
500,000	First Chicago Corporation	6.375	1/30/2009	510,754
900,000	Goldman Sachs Group, Inc.	4.500	6/15/2010	866,781
900,000	Hartford Financial Services Group, Inc.	5.550	8/16/2008	900,475
1,200,000	International Lease Finance Corporation	3.300	1/23/2008	1,162,105
750,000	iSTAR Financial, Inc.	4.875	1/15/2009	734,098
900,000	John Hancock Global Funding II(e)	3.750	9/30/2008	868,429
1,000,000	KeyCorp	4.700	5/21/2009	979,201
1,500,000	Lehman Brothers Holdings E-Capital Trust I(b)	5.954	8/21/2006	1,500,777
1,000,000	Lehman Brothers Holdings, Inc.	3.500	8/7/2008	962,572
1,000,000	Marsh & McLennan Companies, Inc.	5.375	3/15/2007	998,289
1,000,000	MBNA Europe Funding plc(b)	5.336	9/7/2006	1,000,542
1,000,000	Merrill Lynch & Company, Inc.(b)	5.850	10/23/2006	1,003,340
500,000	Merrill Lynch & Company, Inc.	4.831	10/27/2008	493,112
775,000	Mizuho Preferred Capital Company, LLC	8.790	6/30/2008	816,698
500,000	Monumental Global Funding II	3.850	3/3/2008	487,125
700,000	Pacific Life Global Funding	3.750	1/15/2009	676,102
900,000	Popular North America, Inc.	5.200	12/12/2007	892,573
1,000,000	Premium Asset Trust(b)	5.657	10/16/2006	1,000,823

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

150

Limited Maturity Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.9%)	Rate	Date	Value

Financials — continued
$600,000	Pricoa Global Funding I	4.350%	6/15/2008	$586,883
1,000,000	Protective Life Secured Trust	4.000	10/7/2009	969,841
300,000	Residential Capital Corporation(b)	7.337	10/17/2006	299,666
1,000,000	Residential Capital Corporation	6.125	11/21/2008	993,509
1,200,000	Simon Property Group, LP(c)	6.375	11/15/2007	1,204,904
1,000,000	SLM Corporation	4.000	1/15/2009	966,216
1,500,000	St. Paul Travelers Companies, Inc.	5.750	3/15/2007	1,501,794
775,000	Tokai Preferred Capital Company, LLC	9.980	6/30/2008	832,405
750,000	Union Planters Bank	5.125	6/15/2007	747,695
600,000	UnumProvident Corporation	5.997	5/15/2008	600,857
700,000	Wachovia Corporation	6.150	3/15/2009	711,151
1,000,000	Washington Mutual, Inc.	4.000	1/15/2009	964,887
1,000,000	Wells Fargo & Company(b)	5.429	9/15/2006	1,001,405
1,000,000	Westpac Banking Corporation(b,e)	5.270	8/25/2006	1,000,614
1,000,000	World Savings Bank FSB(b)	5.291	9/1/2006	1,000,672

	Total Financials			38,833,377

Foreign(f)
62,500	Pemex Finance, Ltd.	8.450	2/15/2007	63,146

	Total Foreign			63,146

Mortgage-Backed Securities (7.7%)
5,000,000	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through(g)	6.000	8/1/2021	5,042,190
13,500,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through(g)	6.500	8/1/2036	13,656,092

	Total Mortgage-Backed Securities			18,698,282

Technology (0.4%)
1,000,000	Deluxe Corporation(c)	3.500	10/1/2007	961,355

	Total Technology			961,355

Transportation (0.5%)
700,000	FedEx Corporation	3.500	4/1/2009	665,527
500,000	Southwest Airlines Company	5.496	11/1/2006	500,028

	Total Transportation			1,165,555

U.S. Government (15.9%)
1,000,000	Federal Home Loan Bank	4.250	4/16/2007	991,668
2,000,000	Federal Home Loan Bank	4.625	7/18/2007	1,985,612
1,500,000	Federal Home Loan Bank	4.625	10/24/2007	1,486,605
3,000,000	Federal Home Loan Bank	4.100	6/13/2008	2,938,305
2,500,000	Federal Home Loan Bank	5.125	6/13/2008	2,493,282
1,400,000	Federal Home Loan Bank	4.400	7/28/2008	1,377,740
1,500,000	Federal Home Loan Mortgage Corporation	4.125	4/2/2007	1,487,013
3,500,000	Federal Home Loan Mortgage Corporation	5.125	4/18/2008	3,490,606

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

151

Limited Maturity Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (102.9%)	Rate	Date	Value

U.S. Government — continued
$2,500,000	Federal Home Loan Mortgage Corporation(e)	3.875%	6/15/2008	$2,438,908
1,000,000	Federal Home Loan Mortgage Corporation	4.625	8/15/2008	988,219
2,000,000	Federal Home Loan Mortgage Corporation(e)	4.000	9/22/2009	1,930,024
1,500,000	Federal National Mortgage Association	4.375	9/7/2007	1,483,324
2,500,000	Federal National Mortgage Association	5.500	1/15/2008	2,505,908
3,500,000	Federal National Mortgage Association(e)	5.250	6/15/2008	3,498,698
900,000	Federal National Mortgage Association	4.400	7/28/2008	885,690
1,500,000	Federal National Mortgage Association(e)	4.000	9/2/2008	1,460,286
2,000,000	Federal National Mortgage Association	5.300	2/22/2011	1,976,532
4,000,000	U.S. Treasury Notes(e)	4.375	12/31/2007	3,963,124
1,500,000	U.S. Treasury Notes(e)	4.500	2/15/2016	1,444,804

	Total U.S. Government			38,826,348

U.S. Municipals (0.3%)
750,000	Washington State Office of the State Treasurer	4.500	7/1/2007	744,435

	Total U.S. Municipals			744,435

Utilities (4.4%)
1,000,000	Carolina Power & Light, Inc.	5.950	3/1/2009	1,008,859
1,000,000	CenterPoint Energy, Inc.(c)	5.875	6/1/2008	1,001,754
375,000	Cleveland Electric Illuminating Company	7.430	11/1/2009	394,104
750,000	Dominion Resources, Inc.(b,e)	5.790	9/28/2006	750,542
325,000	DPL, Inc.	6.250	5/15/2008	326,019
500,000	DTE Energy Company	5.630	8/16/2007	499,559
1,500,000	Energy East Corporation	5.750	11/15/2006	1,500,476
420,000	FirstEnergy Corporation	5.500	11/15/2006	419,844
500,000	Indiana Michigan Power Company	6.125	12/15/2006	500,884
1,000,000	MidAmerican Energy Holdings Company	3.500	5/15/2008	965,307
500,000	Pacific Gas & Electric Company	3.600	3/1/2009	477,393
391,004	Power Receivables Finance, LLC	6.290	1/1/2012	391,434
1,000,000	PSEG Funding Trust	5.381	11/16/2007	995,797
1,200,000	Southwestern Public Service Company	5.125	11/1/2006	1,198,236
400,000	Texas-New Mexico Power Company	6.125	6/1/2008	398,886

	Total Utilities			10,829,094

	Total Long-Term Fixed Income (cost $253,284,944)			251,311,313

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

152

Limited Maturity Bond Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (7.3%)	Rate(h)	Date	Value

17,723,114	Thrivent Financial Securities Lending Trust	5.330%	N/A	$17,723,114

	Total Collateral Held for Securities Loaned
	(cost $17,723,114)			17,723,114

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.4%)	Rate(h)	Date	Value

8,904,702	Thrivent Money Market Fund	5.020%	N/A	$8,904,702
$750,000	Tyson Foods, Inc.(c)	7.250	10/1/2006	751,185
1,000,000	U.S. Department of Housing and Urban Development	3.450	8/1/2006	1,000,000

	Total Short-Term Investments (cost $10,657,673)			10,655,887

	Total Investments (cost $281,665,731) 114.6%			$279,690,314

	Other Assets and Liabilities, Net (14.6%)			(35,650,231)

	Total Net Assets 100.0%			$244,040,083

(a) The categories of investments are shown as a percentage of total net assets.

(b) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(c) Designated as cover for long settling trades.

(d) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(e) All or a portion of the security is on loan.

(f) The market value of the denoted categories of investments represents less than 0.1% of the total net assets of the Thrivent Limited Maturity Bond Fund.

(g) Denotes investments purchased on a when-issued basis.

(h)The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(i) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$288,098
Gross unrealized depreciation	(2,263,515)

Net unrealized appreciation (depreciation)	($1,975,417)
Cost for federal income tax purposes	$281,665,731

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

153

Money Market Fund Schedule of Investments as of Julu 31, 2006 (unaudited)(a)

Principal			Maturity
Amount	Certificates of Deposit (1.5%)	Yield(b)	Date	Value

Banking — Domestic (1.1%)
$3,375,000	BNP Paribas Chicago	4.790%	12/27/2006	$3,375,000
1,300,000	Depfa Bank plc NY	4.515	10/17/2006	1,300,000
4,091,000	Dexia Bank NY	4.525	11/17/2006	4,086,188
3,380,000	Royal Bank of Canada NY	4.750	12/4/2006	3,380,000

	Total Banking — Domestic			12,141,188

Banking — Foreign (0.4%)
2,200,000	Deutsche Bank AG	5.000	2/12/2007	2,200,000
2,170,000	Svenska Handelsbanken NY	5.055	2/20/2007	2,170,003

	Total Banking — Foreign			4,370,003

	Total Certificates of Deposit			16,511,191

Principal			Maturity
Amount	Commercial Paper (72.1%)	Yield(b)	Date	Value

Asset-Backed Commercial Paper (2.1%)
$2,850,000	GOVCO, Inc.	5.130%	8/22/2006	$2,841,471
20,000,000	GOVCO, Inc.	5.120	8/23/2006	19,937,422
1,000,000	GOVCO, Inc.	5.370	8/24/2006	996,569

	Total Asset-Backed Commercial Paper			23,775,462

Banking — Domestic (11.4%)
15,000,000	Acts Retirement - Life Communities, Inc.	5.200	9/5/2006	14,924,167
2,840,000	Barclays Bank plc NY	5.200	4/3/2007	2,840,000
8,560,000	Dexia Delaware, LLC	5.380	9/12/2006	8,506,272
39,595,000	Rabobank USA Finance Corporation	5.320	8/1/2006	39,594,999
8,000,000	Rabobank USA Finance Corporation	5.250	8/4/2006	7,996,500
4,385,000	River Fuel Company No. 2, Inc.	5.155	9/5/2006	4,363,023
23,190,000	River Fuel Trust No. 1	5.300	8/9/2006	23,162,687
24,750,000	Society of New York Hospital Fund	5.160	8/8/2006	24,725,168

	Total Banking — Domestic			126,112,816

Banking — Foreign (0.2%)
2,150,000	Deutsche Bank AG	5.120	3/27/2007	2,150,000

	Total Banking — Foreign			2,150,000

Consumer Cyclical (1.5%)
17,000,000	Golden Funding Corporation	5.155	8/31/2006	16,926,971

	Total Consumer Cyclical			16,926,971

Consumer Non-Cyclical (0.9%)
10,275,000	Nestle Capital Corporation	5.275	7/18/2007	9,746,544

	Total Consumer Non-Cyclical			9,746,544

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

154

Money Market Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal			Maturity
Amount	Commercial Paper (72.1%)	Yield(b)	Date	Value

Education (10.1%)
$14,020,000	Duke University	5.110%	8/3/2006	$14,016,020
10,660,000	Duke University	5.560	12/6/2006	10,450,914
12,610,000	Northwestern University	5.110	8/2/2006	12,608,210
15,525,000	Northwestern University	5.320	11/1/2006	15,314,722
19,040,000	Northwestern University	5.510	12/6/2006	18,669,893
3,855,000	Yale University	5.160	8/1/2006	3,855,000
3,450,000	Yale University	5.300	11/1/2006	3,403,272
34,250,000	Yale University	5.510	12/6/2006	33,584,235

	Total Education			111,902,266

Finance (36.3%)
10,400,000	Bryant Park Funding, LLC	5.380	9/15/2006	10,330,060
20,700,000	Ciesco, LLC	5.200	8/8/2006	20,679,070
20,600,000	Ciesco, LLC	5.320	8/15/2006	20,557,381
7,000,000	Cintas Corporation	5.280	8/1/2006	7,000,000
6,850,000	Cintas Corporation	5.330	8/7/2006	6,843,915
3,400,000	Cintas Corporation	5.330	8/14/2006	3,393,493
6,850,000	Corporate Asset Finance Company, LLC	5.310	8/2/2006	6,848,989
13,600,000	Corporate Asset Finance Company, LLC	5.350	8/24/2006	13,553,514
20,000,000	Falcon Asset Securitization Corporation	5.320	8/1/2006	20,000,000
2,000,000	Fountain Square Commercial Funding Corporation	5.350	8/24/2006	1,993,164
10,160,000	Fountain Square Commercial Funding Corporation	5.410	10/16/2006	10,043,961
2,730,000	General Electric Capital Corporation	4.630	10/24/2006	2,700,507
3,510,000	Grampian Funding, LLC	5.090	11/1/2006	3,464,342
5,540,000	Grampian Funding, LLC	5.150	11/17/2006	5,454,407
3,425,000	Grampian Funding, LLC	5.380	12/18/2006	3,353,853
20,000,000	Greyhawk Funding, LLC	5.300	8/7/2006	19,982,333
20,550,000	Liberty Harbour, Inc.	5.380	8/24/2006	20,479,365
20,550,000	Liberty Harbour, Inc.	5.410	8/25/2006	20,475,883
2,470,000	Nieuw Amsterdam Receivables Corporation	5.290	8/8/2006	2,467,459
3,847,000	Nieuw Amsterdam Receivables Corporation	5.380	9/15/2006	3,821,129
6,000,000	Old Line Funding Corporation, LLC	5.380	9/14/2006	5,960,547
3,110,000	Paradigm Funding, LLC	5.290	8/3/2006	3,109,086
6,700,000	Paradigm Funding, LLC	5.280	8/4/2006	6,697,052
12,400,000	Paradigm Funding, LLC	5.310	8/10/2006	12,383,539
6,555,000	Paradigm Funding, LLC	5.380	9/8/2006	6,517,775
17,255,000	Preferred Receivables Funding Corporation,	5.380	8/28/2006	17,185,376
8,970,000	Private Export Funding Corporation	5.430	10/12/2006	8,872,586
7,880,000	Ranger Funding Company, LLC	5.380	9/14/2006	7,828,185
5,500,000	Solitaire Funding, LLC	5.220	9/13/2006	5,465,708
6,310,000	Solitaire Funding, LLC	5.400	9/29/2006	6,254,156
19,740,000	Thames Asset Global Securitization, Inc.	5.360	8/18/2006	19,690,420
9,665,000	Thames Asset Global Securitization, Inc.	5.380	8/25/2006	9,630,335
15,891,000	Thames Asset Global Securitization, Inc.	5.380	9/14/2006	15,786,508
9,500,000	Three Pillars, Inc.	5.380	8/29/2006	9,460,248
4,960,000	Three Pillars, Inc.	5.390	9/15/2006	4,926,582

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

155

Money Market Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal			Maturity
Amount	Commercial Paper (72.1%)	Yield(b)	Date	Value

Finance — continued
$6,975,000	Three Pillars, Inc.	5.140%	11/27/2006	$6,857,486
13,700,000	Tulip Funding Corporation	5.290	8/3/2006	13,695,974
20,070,000	Tulip Funding Corporation	5.360	8/21/2006	20,010,236
19,844,000	Yorktown Capital, LLC	5.350	8/17/2006	19,796,815

	Total Finance			403,571,439

Insurance (4.8%)
9,325,000	Aquinas Funding, LLC	5.110	8/16/2006	9,305,145
10,760,000	Aquinas Funding, LLC	5.130	8/29/2006	10,717,068
3,590,000	Aquinas Funding, LLC	5.130	11/22/2006	3,532,192
5,520,000	Aquinas Funding, LLC	5.350	12/15/2006	5,408,435
4,125,000	Aquinas Funding, LLC	5.450	12/26/2006	4,033,202
3,730,000	Curzon Funding, LLC	5.390	9/20/2006	3,702,077
13,700,000	Curzon Funding, LLC	5.380	11/3/2006	13,507,545
3,530,000	Swiss Reinsurance Company	4.635	10/20/2006	3,493,641

	Total Insurance			53,699,305

U.S. Municipal (4.8%)
27,119,000	Alaska Housing Finance Corporation	5.220	9/1/2006	26,997,100
20,700,000	Alaska Housing Finance Corporation	5.250	9/6/2006	20,591,325
5,640,000	State of Michigan Industry Regional Authority	5.140	10/11/2006	5,640,000

	Total U.S. Municipal			53,228,425

	Total Commercial Paper			801,113,228

Shares	Other(c)	Yield(b)	Date	Value

8,000	Barclays Prime Money Market Fund	5.250%	N/A	$8,000

	Total Other			8,000

Principal			Maturity
Amount	Public Corporate (1.4%)	Yield(b)	Date	Value

Banking — Domestic (0.9%)
$2,720,000	HSBC USA, Inc.	7.000%	11/1/2006	$2,734,385
7,290,000	J.P. Morgan Chase & Company	3.125	12/11/2006	7,247,610

	Total Banking — Domestic			9,981,995

Brokerage (0.2%)
1,215,000	Goldman Sachs Group, Inc.	7.200	11/1/2006	1,221,849

	Total Brokerage			1,221,849

Finance (0.3%)
3,540,000	General Electric Capital Corporation	5.375	3/15/2007	3,544,192

	Total Finance			3,544,192

	Total Public Corporate			14,748,036

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

156

Money Market Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal			Maturity
Amount	U.S. Government (0.2%)	Yield(b)	Date	Value

$1,390,000	Federal Home Loan Mortgage Corporation	4.875%	2/26/2007	$1,390,000
1,280,000	Federal National Mortgage Association	4.050	8/14/2006	1,280,000

	Total U.S. Government			2,670,000

Principal			Maturity
Amount	Variable Rate Notes (24.8%)(d)	Yield(b)	Date	Value

Banking — Domestic (8.4%)
$9,250,000	Bank of New York Company, Inc.	5.335%	8/10/2006	$9,250,000
7,400,000	Bank of New York Company, Inc.	5.458	8/29/2006	7,402,088
3,700,000	Bank One Corporation	5.439	9/15/2006	3,700,726
17,250,000	BNP Paribas NY CD	5.271	8/4/2006	17,248,934
18,500,000	Fifth Third Bancorp	5.380	8/23/2006	18,500,000
8,830,000	HSBC USA, Inc.	5.349	8/15/2006	8,830,000
9,300,000	Royal Bank of Canada NY	5.316	9/1/2006	9,300,000
19,225,000	Wells Fargo & Company	5.379	8/15/2006	19,225,000

	Total Banking — Domestic			93,456,748

Banking — Foreign (3.7%)
9,600,000	Bank of Ireland	5.348	8/21/2006	9,600,000
10,950,000	BNP Paribas SA	5.364	8/28/2006	10,950,000
9,000,000	DNB NOR ASA	5.375	8/25/2006	9,000,000
11,500,000	Royal Bank of Scotland plc	5.379	8/21/2006	11,500,000

	Total Banking — Foreign			41,050,000

Brokerage (0.5%)
6,000,000	Merrill Lynch & Company, Inc.	5.599	8/11/2006	6,006,739

	Total Brokerage			6,006,739

Consumer Cyclical (1.3%)
14,800,000	American Honda Finance Corporation	5.340	8/15/2006	14,801,319

	Total Consumer Cyclical			14,801,319

Finance (5.0%)
7,070,000	Kordsa, Inc.	5.360	8/10/2006	7,070,000
7,000,000	NGSP, Inc.	5.350	8/10/2006	7,000,000
21,550,000	Union Hamilton Special Funding, LLC	5.490	9/28/2006	21,550,000
20,100,000	Union Hamilton Special Funding, LLC	5.424	9/21/2006	20,100,000

	Total Finance			55,720,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

157

Money Market Fund Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal			Maturity
Amount	Variable Rate Notes (24.8%)(d)	Yield(b)	Date	Value

Insurance (3.5%)
$19,325,000	Allstate Life Global Funding II	5.395%	8/8/2006	$19,325,000
19,225,000	Allstate Life Global Funding II	5.397	8/15/2006	19,225,000

	Total Insurance			38,550,000

U.S. Municipal (2.4%)
8,000,000	Illinois Student Assistance Commission
	Student Loan Revenue Bonds	5.320	8/2/2006	8,000,000
8,600,000	Michigan State Housing Development Authority
	Revenue Bonds (Series D)	5.380	8/3/2006	8,600,000
10,000,000	Ohio State Air Quality Development Authority
	Revenue Bonds (Columbus and Southern) (Series B)	5.380	8/2/2006	10,000,000

	Total U.S. Municipal			26,600,000

	Total Variable Rate Notes			276,184,806

	Total Investments (at amortized cost) 100.0%			$1,111,235,261

	Other Assets and Liabilities, Net (0.0%)			(332,194)

	Total Net Assets 100.0%			$1,110,903,067

(a) The categories of investments are shown as a percentage of total net assets

(b) The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(c) The market value of the denoted categories of investments represents less than 0.1% of the total net assets of the Thrivent Money Market Fund.

(d) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(e) The cost for federal income tax purposes is $1,111,235,261.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

158

U.S. Government Zero Coupon Target Fund, Series 2006 Schedule of Investments as of July 31, 2006 (unaudited)(a)

Principal		Yield to	Maturity	Market
Amount	Long-Term Obligations (99.4%)	Maturity	Date	Value

U.S. Zero Coupon (99.4%)
$1,300,000	U.S. Government Zero Coupon Bonds	4.790%	11/15/2006	$1,281,891

	Total Investments
	(amortized cost basis $1,270,675) 99.4%			$1,281,891

	Other Assets and Liabilities, Net 0.6%			7,577

	Total Net Assets 100.0%			$1,289,468

(a) The categories of investments are shown as a percentage of total net assets.

(b) Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$11,216
Gross unrealized depreciation	0

Net unrealized appreciation (depreciation)	$11,216
Cost for federal income tax purposes	$1,270,675

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

159

THRIVENT MUTUAL FUNDS NOTES TO SCHEDULE OF INVESTMENTS July 31, 2006 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Mutual Funds are valued at the net asset value at the close of each business day.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the Fund’s investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Options — All Funds, with the exception of the Money Market Fund, may buy put and call options and write covered put and call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid. The writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Financial Futures Contracts — Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked as collateral for open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss.

Investments in High-Yielding Securities — The High Yield Fund and Diversified Income Plus Fund invest primarily in high-yielding fixed-income securities. Each of the other Funds, except the Municipal Bond Fund and Money Market Fund, may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts — The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

160

Thrivent Investment Management™

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com • 800-THRIVENT (800-847-4836)

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There has been no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 26, 2006		THRIVENT MUTUAL FUNDS

	By:	/s/ Pamela J. Moret
-----------------------------------------
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 26, 2006
	By:	/s/ Pamela J. Moret
-----------------------------------------
Pamela J. Moret
President

Date: September 26, 2006
	By:	/s/ Gerard V. Vaillancourt
-----------------------------------------
Gerard V. Vaillancourt
Treasurer